UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares AAA CLO Active ETF
iShares BBB-B CLO Active ETF
iShares Flexible Income Active ETF
iShares Floating Rate Loan Active ETF
iShares High Yield Muni Income Active ETF
iShares Intermediate Muni Income Active ETF
iShares Short-Term California Muni Active ETF
iShares Total Return Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
1/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares AAA CLO Active ETF
CLOA | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) (formerly known as BlackRock AAA CLO ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.37%	7.02%	8.03%
Bloomberg U.S. Universal Index	0.66	2.90	3.41
JP Morgan CLOIE AAA Index	3.33	6.94	7.85
Key Fund statistics
Net Assets	$681,563,344
Number of Portfolio Holdings	261
Portfolio Turnover Rate	34%
The inception date of the Fund was January 10, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	29.9%
10-15 Years	69.9%
Ten largest holdings
Security	Percent of Total Investments(a)
OCP CLO Ltd., 5.70%, 10/20/34	1.1%
CIFC Funding Ltd., 5.73%, 01/15/40	1.1%
Birch Grove CLO 4 Ltd., 5.78%, 07/15/37	0.8%
Apidos CLO XX, 6.12%, 07/16/31	0.8%
Golub Capital Partners CLO 58B Ltd., 5.74%, 01/25/35	0.8%
Sixth Street CLO XVII Ltd., 5.79%, 01/20/34	0.8%
Whitebox CLO I Ltd., 5.62%, 07/24/36	0.7%
AGL CLO 12 Ltd., 5.71%, 07/20/34	0.7%
Palmer Square CLO Ltd., 5.93%, 11/14/34	0.7%
Diameter Capital CLO 2 Ltd., 5.69%, 10/15/37	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares AAA CLO Active ETF
Semi-Annual Shareholder Report — January 31, 2025
CLOA-01/25-SAR

iShares BBB-B CLO Active ETF
BCLO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of January 29, 2025 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$0(a)	0.45%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$60,179,457
Number of Portfolio Holdings	29
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of January 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	7.7%
10-15 Years	92.3%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 7.14%, 07/21/37	7.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.39%, 10/20/37	5.4%
AIMCO CLO 18 Ltd., 7.14%, 07/20/37	5.2%
Symphony CLO XXXIII Ltd., 6.88%, 01/24/38	5.2%
Birch Grove CLO 11 Ltd., 1.00%, 01/22/38	4.4%
iShares AAA CLO Active ETF	4.3%
Barings CLO Ltd., 8.80%, 10/15/36	4.0%
Madison Park Funding XXXVII Ltd., 8.05%, 04/15/37	3.5%
Elmwood CLO V Ltd., 8.54%, 10/20/37	3.5%
Golub Capital Partners CLO 74 B Ltd., 7.50%, 07/25/37	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BBB-B CLO Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BCLO-01/25-SAR

iShares Flexible Income Active ETF
BINC | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) (formerly known as BlackRock Flexible Income ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$19	0.38%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.10%	6.48%	8.51%
Bloomberg U.S. Universal Index	0.66	2.90	4.01
Key Fund statistics
Net Assets	$7,545,076,098
Number of Portfolio Holdings	3,374
Portfolio Turnover Rate	115%
The inception date of the Fund was May 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	42.7%
Collateralized Mortgage Obligations	21.2%
Asset-Backed Securities	17.1%
U.S. Government & Agency Obligations	8.4%
Floating Rate Loan Interests	4.6%
Foreign Government Obligations	4.0%
Investment Companies	3.8%
Convertible Bonds	0.3%
Municipal Debt Obligations	—	%(b)
Preferred Stocks	—	%(b)
Other^	(2.1)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	28.1%
AA/Aa	2.7%
A	5.4%
BBB/Baa	10.4%
BB/Ba	20.0%
B	14.0%
CCC/Caa	0.7%
C	—	%(b)
D	—	%(b)
N/R(c)	18.7%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

^	Ten largest investment types are presented. Additional investment types are found in Other.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Flexible Income Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BINC-01/25-SAR

iShares Floating Rate Loan Active ETF
BRLN | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) (formerly known as BlackRock Floating Rate Loan ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$27	0.52%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.04%	8.46%	10.15%
Bloomberg U.S. Universal Index	0.66	2.90	4.25
Morningstar LSTA Leveraged Loan Index	4.37	8.97	10.76
Key Fund statistics
Net Assets	$65,493,474
Number of Portfolio Holdings	461
Portfolio Turnover Rate	13%
The inception date of the Fund was October 4, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	—	%(b)
BBB/Baa	6.8%
BB/Ba	30.7%
B	52.9%
CCC/Caa	3.4%
C	0.2%
N/R	5.7%
	0.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	45.5%
5-10 Years	54.0%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Loan Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BRLN-01/25-SAR

iShares High Yield Muni Income Active ETF
HYMU | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares High Yield Muni Income Active ETF (the “Fund”) (formerly known as BlackRock High Yield Muni Income Bond ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Income Active ETF	$17	0.33%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.18%	7.68%	1.63%
Bloomberg Municipal Bond Index	1.05	2.08	0.14
Bloomberg Municipal High Yield Bond Index	1.75	7.62	1.87
Bloomberg Custom Blend Benchmark	1.65	6.79	1.63
Key Fund statistics
Net Assets	$286,709,970
Number of Portfolio Holdings	365
Portfolio Turnover Rate	4%
The inception date of the Fund was March 16, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg Municipal High Yield Index (80%), the Bloomberg BBB Index (10%) and the Bloomberg Single A Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.9%
AA/Aa	2.3%
A	8.6%
BBB/Baa	13.7%
BB/Ba	12.0%
B	3.3%
CCC/Caa	0.2%
N/R(b)	59.0%
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.0%
New York Transportation Development Corp. RB AMT, 5.50%, 06/30/60	2.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	2.5%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Metropolitan Transportation Authority RB, Series A-1, 5.00%, 11/15/45	2.0%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.3% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Muni Income Active ETF
Semi-Annual Shareholder Report — January 31, 2025
HYMU-01/25-SAR

iShares Intermediate Muni Income Active ETF
INMU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) (formerly known as BlackRock Intermediate Muni Income Bond ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$15	0.29%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.74%	3.31%	1.21%
Bloomberg Municipal Bond Index	1.05	2.08	0.14
Bloomberg Municipal 3-10 Year Index	1.54	1.77	0.26
Bloomberg Custom Blend Benchmark	1.41	2.38	0.64
Key Fund statistics
Net Assets	$45,031,208
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%
The inception date of the Fund was March 16, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg 1-15 Year Municipal Bond Index (90%) and the Bloomberg Municipal High Yield 1-15 Year Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	9.8%
AA/Aa	23.1%
A	48.1%
BBB/Baa	11.2%
BB/Ba	0.7%
B	1.1%
N/R(b)	6.0%
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	2.4%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 02/15/25	2.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	1.8%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	1.7%
California Community Choice Financing Authority RB, 4.87%, 12/01/53	1.7%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Muni Income Active ETF
Semi-Annual Shareholder Report — January 31, 2025
INMU-01/25-SAR

iShares Short-Term California Muni Active ETF
CALI | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) (formerly known as BlackRock Short-Term California Muni Bond ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.63%	3.19%	3.32%
Bloomberg Municipal Bond Index	1.05	2.08	3.55
Bloomberg California Municipal 0-2 Year Index	1.53	3.07	3.21
Key Fund statistics
Net Assets	$55,321,576
Number of Portfolio Holdings	98
Portfolio Turnover Rate	74%
The inception date of the Fund was July 11, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.1%
AA/Aa	75.7%
A	14.1%
BBB/Baa	3.4%
N/R(b)	0.7%
Five largest holdings
Security	Percent of Total Investments(a)
University of California RB, 1.20%, 02/07/25	7.1%
San Diego Public Facilities Financing Authority RB, 2.33%, 02/07/25	4.0%
Bay Area Toll Authority RB, 1.55%, 02/03/25	3.7%
State of California GO, 1.35%, 02/07/25	3.7%
University of California RB, Series AL-1, 1.50%, 02/03/25	2.4%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term California Muni Active ETF
Semi-Annual Shareholder Report — January 31, 2025
CALI-01/25-SAR

iShares Total Return Active ETF
BRTR | NASDAQ
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) (formerly known as BlackRock Total Return ETF) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$19	0.37%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	0.11%	2.42%	4.34%
Bloomberg U.S. Aggregate Bond Index	0.18	2.07	3.90
Key Fund statistics
Net Assets	$153,711,826
Number of Portfolio Holdings	1,323
Portfolio Turnover Rate	315%
The inception date of the Fund was December 12, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	66.1%
AA/Aa	2.2%
A	6.3%
BBB/Baa	13.3%
BB/Ba	1.8%
B	0.6%
CCC/Caa	0.3%
CC/Ca	0.1%
C	1.1%
D	0.1%
N/R(c)	8.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.6%
1-5 Years	18.4%
5-10 Years	28.1%
10-15 Years	9.1%
15-20 Years	5.6%
More than 20 Years	35.2%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total Return Active ETF
Semi-Annual Shareholder Report — January 31, 2025
BRTR-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ
• iShares Flexible Income Active ETF | BINC | NYSE Arca
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange
• iShares High Yield Muni Income Active ETF | HYMU | Cboe BZX Exchange
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.84%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	$2,500	$2,513,795
522 Funding CLO Ltd., 5.63%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,750	1,751,021
720 East CLO IV Ltd., 5.90%, 04/15/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,017,333
720 East CLO Ltd., 6.40%, 04/15/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	4,500	4,500,000
AB BSL CLO 2 Ltd., 5.66%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	4,700	4,714,537
AB BSL CLO 3 Ltd., 5.74%, 10/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	4,000	4,013,443
AB BSL CLO 4 Ltd.
6.79%, 04/20/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	1,000	1,008,020
6.29%, 04/20/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	4,870	4,883,636
AGL CLO 12 Ltd., 5.71%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	5,102	5,111,214
AGL CLO 29 Ltd., 5.86%, 04/21/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,925	1,939,427
AGL CLO 3 Ltd., 5.86%, 01/15/33, (3-mo. CME Term SOFR + 1.562%)(a)(b)	1,000	1,002,121
AGL CLO 33 Ltd., 5.89%, 07/21/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,007,986
AGL CLO 7 Ltd., 5.76%, 07/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,310	1,312,358
AGL Core CLO 15 Ltd., 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,007,132
AGL Core CLO 2 Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,000	1,006,332
AGL Core CLO 8 Ltd., 5.71%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,000	2,015,990
AIMCO CLO, 5.60%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	1,500	1,502,420
AIMCO CLO 11 Ltd., 5.64%, 07/17/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	1,800	1,810,060
AIMCO CLO 18 Ltd., 6.51%, 10/16/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,018,542
AIMCO CLO 23 Ltd., 1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	3,000	3,000,000
Anchorage Capital CLO 16 Ltd., 5.75%, 01/19/35, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,250	1,250,000
Anchorage Capital CLO 17 Ltd., 5.73%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,770	3,770,000
Anchorage Capital CLO 24 Ltd., 5.73%, 07/15/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	3,000	3,024,640
Anchorage Capital CLO 7 Ltd., 5.86%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	2,000	2,016,034
Apidos CLO XX, 6.12%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	5,560	5,581,703
Apidos CLO XXXI, 5.66%, 04/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,372	1,373,062
Apidos CLO XXXIII Series 2020 33A, Class AR, 5.71%, 10/24/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,006,905
Apidos CLO XXXIV, 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,750	4,757,935
Apidos CLO XXXIX Ltd., 5.59%, 04/21/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,250	3,255,732
Security	Par (000)	Value
Apidos CLO XXXVII, 5.68%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	$3,250	$3,254,875
Ares Loan Funding IV Ltd., 6.05%, 10/15/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,290	2,307,175
Bain Capital Credit CLO Ltd.
6.10%, 07/24/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,700	1,717,138
5.65%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,000	1,001,476
5.70%, 07/25/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,355	4,391,594
Ballyrock CLO 14 Ltd.
5.99%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	1,008,669
5.67%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,016,517
Ballyrock CLO 16 Ltd., 5.68%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	4,812	4,811,799
Ballyrock CLO 19 Ltd., 5.62%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,500	1,504,731
Ballyrock CLO 2 Ltd., 5.92%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,840	2,847,100
Ballyrock CLO 23 Ltd.
6.28%, 04/25/36, (3-mo. CME Term SOFR + 1.980%)(a)(b)	2,000	2,009,112
7.50%, 04/25/36, (3-mo. CME Term SOFR + 3.200%)(a)(b)	1,000	1,008,269
Ballyrock CLO Ltd., 6.10%, 10/20/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	1,000	1,002,985
Beechwood Park CLO Ltd., 5.60%, 01/17/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	3,010,268
Benefit Street Partners CLO Ltd., 5.74%, 07/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	1,500	1,504,927
Benefit Street Partners CLO XIX Ltd., 5.48%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	1,000	1,001,966
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.73%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	5,000	5,004,552
Benefit Street Partners CLO XXII Ltd., 5.64%, 04/20/35, (3-mo. CME Term SOFR + 1.350%)(a)(b)	2,000	2,001,253
Benefit Street Partners CLO XXIV Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,750	1,751,712
Benefit Street Partners CLO XXIX, 5.48%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	3,000	3,000,000
Benefit Street Partners CLO XXVII Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	4,500	4,533,231
Benefit Street Partners CLO XXXIII Ltd., 6.05%, 01/25/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,000	2,015,625
Benefit Street Partners CLO XXXVIII Ltd., 5.62%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	5,037,500
Birch Grove CLO 2 Ltd., 5.69%, 10/19/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	3,000	3,025,598
Birch Grove CLO 3 Ltd., 1.00%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	2,000	2,000,000
Birch Grove CLO 4 Ltd., 5.78%, 07/15/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	5,820	5,863,755
Birch Grove CLO 5 Ltd., 5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,500	2,521,722
Birch Grove CLO 8 Ltd., 5.92%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	3,210	3,239,569
Birch Grove CLO 9 Ltd., 6.24%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,750	1,760,809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Birch Grove CLO Ltd., 5.89%, 07/17/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	$5,000	$5,052,500
Bryant Park Funding Ltd.
5.92%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	1,920	1,935,618
6.34%, 10/18/36, (3-mo. CME Term SOFR + 2.050%)(a)(b)	3,000	3,029,694
6.09%, 05/15/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,500	1,512,393
5.70%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,350	1,360,869
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,000	2,018,243
Canyon CLO Ltd., 5.73%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,500	1,503,295
Carlyle U.S. CLO Ltd.
6.15%, 04/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,003,974
5.62%, 04/15/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	3,000	3,004,814
CarVal CLO IX-C Ltd.
5.97%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	3,750	3,782,572
6.39%, 04/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,007,286
CarVal CLO VC Ltd., 5.76%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	945	946,796
Carval CLO VIII-C Ltd., 5.71%, 10/22/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,500	1,513,061
CarVal CLO XI C Ltd., 5.96%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,000	4,034,756
Cayuga Park CLO Ltd., 5.68%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	4,740	4,751,832
Cedar Funding XII CLO Ltd., 5.69%, 10/25/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	4,000	4,002,769
Cedar Funding XIV CLO Ltd., 5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,016,776
Cedar Funding XV CLO Ltd., 5.61%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,000	1,000,272
CIFC Funding Ltd.
5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	750	751,875
5.62%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	3,540	3,546,604
5.70%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,200	1,202,070
5.71%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	3,000	3,005,279
5.73%, 01/15/40, (3-mo. CME Term SOFR + 1.300%)(a)(b)	7,700	7,764,509
5.57%, 01/15/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	4,000	4,026,000
1.00%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	1,500	1,500,000
Series 2020 3A, Class A1R, 5.68%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,310	1,312,411
Series 2021 6A, Class A, 5.70%, 10/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	4,000	4,007,032
Clover CLO LLC
5.65%, 04/22/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	3,500	3,511,257
Security	Par (000)	Value
5.69%, 07/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	$2,000	$2,016,341
Crown Point CLO 9 Ltd., 5.74%, 07/14/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	2,000	2,001,851
Diameter Capital CLO 1 Ltd., 5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,200	4,244,658
Diameter Capital CLO 2 Ltd., 5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	5,000	5,053,122
Diameter Capital CLO 3 Ltd., 5.62%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,500	1,510,789
Diameter Capital CLO 7 Ltd.
5.77%, 07/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	2,000	2,017,814
6.14%, 07/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,300	1,311,365
Diameter Capital CLO 8 Ltd., 5.95%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,003,135
Diameter Capital CLO 9 Ltd., 1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	3,000	3,000,000
Eaton Vance CLO Ltd., 5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,750	2,767,361
Elmwood CLO 15 Ltd., 5.63%, 04/22/35, (3-mo. CME Term SOFR + 1.340%)(a)(b)	3,550	3,556,369
Elmwood CLO 19 Ltd., 6.70%, 10/17/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	1,000	1,010,998
Elmwood CLO 21 Ltd., 5.94%, 10/20/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	4,000	4,020,021
Elmwood CLO 22 Ltd., 6.10%, 04/17/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,250	1,253,389
Elmwood CLO 23 Ltd., 6.11%, 04/16/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	4,000	4,006,979
Elmwood CLO 31 Ltd., 5.65%, 07/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	4,000	4,021,020
Elmwood CLO I Ltd., 5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	3,800	3,826,403
Elmwood CLO II Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	2,500	2,515,798
Elmwood CLO IX Ltd., 5.68%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,000	3,005,605
Elmwood CLO VIII Ltd., 5.84%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	4,000	4,025,983
Flatiron CLO 19 Ltd., 5.83%, 11/16/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	625	626,560
Flatiron CLO 23 LLC, 6.10%, 04/17/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,004,306
Flatiron CLO 25 Ltd., 5.62%, 10/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,650	3,671,846
Fort Washington CLO Ltd., 5.77%, 10/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	4,250	4,264,062
Galaxy XXI CLO Ltd., 5.90%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	2,200	2,203,302
Generate CLO 11 Ltd., 6.25%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,000	2,016,576
Generate CLO 15 Ltd., 5.86%, 07/20/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	3,250	3,276,319
Generate CLO 8 Ltd., 5.67%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,018,868
GoldenTree Loan Management U.S. CLO 16 Ltd., 5.96%, 01/20/34, (3-mo. CME Term SOFR + 1.670%)(a)(b)	3,500	3,503,433
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.04%, 07/20/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	$3,200	$3,212,545
GoldentTree Loan Management U.S. CLO 1 Ltd., 5.79%, 04/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,675	3,706,237
Golub Capital Partners 48 LP, 5.87%, 04/17/33, (3-mo. CME Term SOFR + 1.572%)(a)(b)	2,750	2,755,463
Golub Capital Partners CLO 41B-R Ltd., 5.87%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	3,750	3,763,900
Golub Capital Partners CLO 55B Ltd., 5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	3,500	3,511,585
Golub Capital Partners CLO 58B Ltd., 5.74%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	5,250	5,267,656
Golub Capital Partners CLO 72 B Ltd., 5.85%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,320	1,330,855
Golub Capital Partners CLO 74 B Ltd., 5.80%, 07/25/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,000	3,032,815
Golub Capital Partners CLO 76 B Ltd., 6.11%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	2,000	2,002,828
Golub Capital Partners CLO 77 B Ltd., 5.54%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	2,000	2,011,972
HalseyPoint CLO 4 Ltd., 5.77%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	3,750	3,757,398
HalseyPoint CLO 6 Ltd., 6.74%, 10/20/34, (3-mo. CME Term SOFR + 2.450%)(a)(b)	3,050	3,050,000
Halseypoint CLO 7 Ltd., 6.54%, 07/20/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	5,000	5,033,750
KKR CLO 50 Ltd., 5.84%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	5,000	5,040,066
KKR CLO 52 Ltd., 6.21%, 07/16/36, (3-mo. CME Term SOFR + 1.900%)(a)(b)	1,500	1,509,800
Madison Park Funding LIX Ltd., 5.79%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,750	1,765,003
Madison Park Funding LVIII Ltd., 5.81%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	1,006,629
Madison Park Funding LXI Ltd., 6.02%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	1,500	1,509,022
Madison Park Funding LXII Ltd., 6.15%, 07/17/36, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,250	1,255,250
Madison Park Funding LXVII Ltd., 5.81%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,312	1,321,194
Madison Park Funding XXII Ltd., 5.59%, 01/15/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	4,250	4,289,759
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 5.59%, 01/28/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	1,604	1,605,413
Neuberger Berman CLO XX Ltd., 5.72%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	2,057	2,058,646
Neuberger Berman Loan Advisers CLO 31 Ltd., 1.00%, 01/20/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	3,000	3,000,000
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 5.65%, 10/16/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	898	899,634
Neuberger Berman Loan Advisers CLO 38 Ltd., 6.55%, 10/20/35, (3-mo. CME Term SOFR + 2.262%)(a)(b)	990	992,549
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.80%, 01/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,000,000
Neuberger Berman Loan Advisers CLO Ltd., 5.45%, 07/25/35, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,000	5,010,980
Security	Par (000)	Value
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.65%, 10/24/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$3,000	$3,016,540
New Mountain CLO 1 Ltd.
5.76%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	2,770	2,770,000
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	2,770	2,770,000
New Mountain CLO 2 Ltd., 5.72%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,034,980
New Mountain CLO 3 Ltd., 6.25%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	1,003,002
New Mountain CLO 4 Ltd., 6.24%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	3,600	3,615,875
Oaktree CLO Ltd.
5.84%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	3,250	3,276,055
5.71%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	2,500	2,500,000
6.31%, 01/15/35, (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,500	1,505,847
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	2,500	2,500,000
6.20%, 04/15/36, (3-mo. CME Term SOFR + 1.900%)(a)(b)	1,000	1,003,248
OCP CLO Ltd.
5.55%, 04/10/33, (3-mo. CME Term SOFR + 1.262%)(a)(b)	4,458	4,461,685
6.85%, 04/17/36, (3-mo. CME Term SOFR + 2.550%)(a)(b)	3,000	3,032,758
5.82%, 04/18/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,023,087
5.92%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	1,500	1,513,898
5.72%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	4,250	4,255,276
5.70%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	8,050	8,066,072
5.68%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	4,000	4,026,514
5.54%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	4,000	4,024,000
5.63%, 01/26/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	5,042,073
5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,000	3,006,329
1.00%, 01/15/37, (3-mo. CME Term SOFR + 1.100%)(a)(b)	3,000	3,000,000
Octagon 66 Ltd., 6.24%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,750	1,759,792
OHA Credit Funding 17 Ltd., 5.77%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,700	4,733,882
OHA Credit Funding 2 Ltd., 5.52%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	5,000	4,999,795
OHA Credit Funding 3 Ltd., 5.61%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,000	5,045,750
OHA Credit Funding 4 Ltd., 5.58%, 01/22/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	3,000	3,017,585
OHA Credit Funding 6 Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,500	2,518,737
OHA Credit Funding 7 Ltd., 5.59%, 02/24/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	4,955	4,964,443

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Partners VII Ltd.
5.85%, 02/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	$2,000	$2,002,374
1.00%, 02/20/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	2,000	2,000,000
OHA Credit Partners XVI, 5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,300	3,329,656
OHA Loan Funding Ltd.
5.70%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	5,013,392
5.99%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,800	1,814,672
Onex CLO Subsidiary Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,009,049
Palmer Square CLO Ltd.
5.71%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,502,419
5.93%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,050	5,060,100
6.17%, 11/15/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,500	2,513,169
6.48%, 11/14/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,500	1,503,241
7.17%, 11/15/36, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,027,350
5.61%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,000	5,009,984
5.65%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,000	1,006,912
Pikes Peak CLO 10, 5.75%, 01/22/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	2,000	2,017,437
Pikes Peak CLO 12 Ltd.
6.39%, 04/20/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,200	1,205,557
1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	3,000,000
Pikes Peak CLO 16 Ltd., 5.76%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,500	1,513,491
Pikes Peak CLO 6, 5.92%, 05/18/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	4,150	4,158,702
Pikes Peak CLO 8, 5.62%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	4,000	4,027,200
Pikes Peak CLO Ltd., 6.24%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	2,500	2,511,163
Post CLO Ltd.
5.76%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	4,000	4,012,818
5.89%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	1,008,803
6.31%, 10/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	2,000	2,008,902
Rad CLO 12 Ltd., 5.72%, 10/30/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,600	3,606,282
Rad CLO 14 Ltd., 5.73%, 01/15/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,041	1,044,657
Rad CLO 18 Ltd., 6.25%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	1,000	1,004,255
Rad CLO 22 Ltd., 6.12%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	5,000	5,051,374
RAD CLO 27 Ltd., 5.61%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,000	1,008,480
Security	Par (000)	Value
Reese Park CLO Ltd., 5.62%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	$4,900	$4,936,725
Regatta 30 Funding Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,000	5,043,750
Regatta XIX Funding Ltd., 6.14%, 04/20/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,815	1,830,210
Regatta XVIII Funding Ltd., 6.01%, 01/15/34, (3-mo. CME Term SOFR + 1.712%)(a)(b)	2,500	2,510,210
Regatta XX Funding Ltd.
5.72%, 10/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,570	1,570,000
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	3,570	3,570,000
Regatta XXII Funding Ltd., 5.54%, 07/20/35, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	5,012,237
Regatta XXIII Funding Ltd., 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,500	4,507,904
Regatta XXIV Funding Ltd., 5.64%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,360	2,372,268
Regatta XXVII Funding Ltd., 5.83%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,021,955
Regatta XXVIII Funding Ltd., 5.85%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,007,630
Rockland Park CLO Ltd. Series 2021 1A, Class A, 5.67%, 04/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,500	1,501,366
RR 14 Ltd., 5.68%, 04/15/36, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,538	1,540,768
RR 18 Ltd., 6.16%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,002,737
RR 37 Ltd., 1.00%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	2,000	2,000,000
RR 8 Ltd.
5.65%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,350	3,357,139
6.00%, 07/15/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	1,006,545
RRX 7 Ltd.
5.66%, 07/15/35, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,550	3,557,090
6.30%, 07/15/35, (3-mo. CME Term SOFR + 2.000%)(a)(b)	1,100	1,102,703
Silver Point CLO 5 Ltd., 6.39%, 10/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,008,633
Silver Point CLO 6 Ltd., 5.97%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,009,519
Silver Point CLO 7 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,000	3,019,506
Sixth Street CLO XVII Ltd., 5.79%, 01/20/34, (3-mo. CME Term SOFR + 1.502%)(a)(b)	5,250	5,257,875
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 5.71%, 10/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,354	1,356,133
Sixth Street CLO XXV Ltd., 5.78%, 07/24/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,850	4,898,448
Sycamore Tree CLO Ltd.
5.94%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,000	2,014,359
5.90%, 01/20/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	1,000	1,007,817
Symphony CLO 35 Ltd., 6.00%, 10/24/36, (3-mo. CME Term SOFR + 1.700%)(a)(b)	2,000	2,009,382
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Symphony CLO 40 Ltd., 5.73%, 01/05/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	$2,000	$2,016,000
Symphony CLO XX Ltd., 5.41%, 01/16/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	1,484	1,485,064
Symphony CLO XXVIII Ltd., 5.69%, 10/23/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,000	2,002,994
Symphony CLO XXXIII Ltd.
5.54%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	3,000	3,022,500
5.88%, 01/24/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	1,004,767
TCW CLO Ltd.
5.57%, 10/20/32, (3-mo. CME Term SOFR + 1.280%)(a)(b)	1,999	1,998,732
1.00%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	2,000	2,000,000
Texas Debt Capital CLO Ltd., 7.29%, 04/20/36, (3-mo. CME Term SOFR + 3.000%)(a)(b)	1,570	1,585,946
Trestles CLO II Ltd., 5.87%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	2,900	2,928,389
Trestles CLO IV Ltd., 5.72%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,830	1,834,758
Trestles CLO V Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,000	3,009,881
Trestles CLO VII Ltd., 6.20%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,021,000
Trimaran CAVU Ltd.
5.69%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,000	2,017,083
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	1,500	1,507,455
Trinitas CLO VI Ltd., 5.63%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	5,000	5,010,171
Trinitas CLO XXIII Ltd., 6.09%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,014,952
Trinitas CLO XXIV Ltd., 5.90%, 04/25/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,500	1,512,800
Trinitas CLO XXIX Ltd., 5.78%, 07/23/37, (3-mo. CME Term SOFR + 1.490%)(a)(b)	930	936,603
Trinitas CLO XXV Ltd., 6.14%, 01/23/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,000	2,017,986
Trinitas CLO XXVI Ltd., 5.98%, 01/20/35, (3-mo. CME Term SOFR + 1.690%)(a)(b)	2,100	2,104,337
Voya CLO Ltd., 5.72%, 07/16/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,150	1,151,938
Warwick Capital CLO 1 Ltd., 7.09%, 10/20/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	1,000	1,012,947
Warwick Capital CLO 4 Ltd., 5.69%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,000	4,039,278
Security	Par (000)	Value
Warwick Capital CLO 5 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	$5,000	$5,011,625
Wellington Management CLO 1 Ltd., 6.09%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,015,973
Wellington Management CLO 3 Ltd., 5.65%, 07/18/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,042,410
Whitebox CLO I Ltd.
5.62%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,170	5,178,882
6.05%, 07/24/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,000	1,007,065
Whitebox CLO II Ltd., 5.68%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,016,000
Whitebox CLO III Ltd., 5.57%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	4,950	4,958,460
Whitebox CLO IV Ltd., 6.89%, 04/20/36, (3-mo. CME Term SOFR + 2.600%)(a)(b)	750	757,843
Wise CLO Ltd., 5.76%, 07/15/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	4,000	4,018,276
Total Long-Term Investments — 103.7% (Cost: $705,475,292)		706,618,770
	Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	9,200,000	9,200,000
Total Short-Term Securities — 1.3% (Cost: $9,200,000)		9,200,000
Total Investments — 105.0% (Cost: $714,675,292)		715,818,770
Liabilities in Excess of Other Assets — (5.0)%		(34,255,426)
Net Assets — 100.0%		$681,563,344

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares AAA CLO Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,430,000	$—	$(1,230,000)(a)	$—	$—	$9,200,000	9,200,000	$304,470	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$706,618,770	$—	$706,618,770
Short-Term Securities
Money Market Funds	9,200,000	—	—	9,200,000
	$9,200,000	$706,618,770	$—	$715,818,770
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., 7.19%, 01/20/38, (3-mo. CME Term SOFR + 2.900%)(a)(b)	$1,250	$1,269,740
AIMCO CLO 18 Ltd., 7.14%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	3,000	3,054,001
Ballyrock CLO 28 Ltd., 7.13%, 01/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	2,040,001
Barings CLO Ltd., 8.80%, 10/15/36, (3-mo. CME Term SOFR + 4.500%)(a)(b)	2,250	2,305,125
Birch Grove CLO 11 Ltd., 1.00%, 01/22/38, (3-mo. CME Term SOFR + 3.100%)(a)(b)	2,500	2,559,375
Birch Grove CLO 6 Ltd., 10.12%, 07/20/35, (3-mo. CME Term SOFR + 5.830%)(a)(b)	2,000	2,043,973
Elmwood CLO V Ltd., 8.54%, 10/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	2,049,976
Empower CLO Ltd., 7.60%, 04/25/36, (3-mo. CME Term SOFR + 3.300%)(a)(b)	2,000	2,011,949
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.39%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	3,050	3,136,885
Golub Capital Partners CLO 74 B Ltd., 7.50%, 07/25/37, (3-mo. CME Term SOFR + 3.200%)(a)(b)	2,000	2,043,978
Madison Park Funding XXXVII Ltd., 8.05%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	2,000	2,049,977
Morgan Stanley Eaton Vance CLO Ltd., 9.79%, 07/20/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	2,000	2,031,579
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.95%, 10/16/35, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,011,000
Neuberger Berman Loan Advisers CLO 46 Ltd., 6.95%, 01/20/37, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,011,000
Oaktree CLO Ltd., 12.78%, 04/15/36, (3-mo. CME Term SOFR + 8.480%)(a)(b)	1,800	1,819,785
OHA Credit Funding 11 Ltd., 7.14%, 07/19/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	550	561,260
OHA Credit Funding 2 Ltd., 6.98%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	2,000	2,034,601
OHA Credit Partners XIV Ltd., 7.14%, 07/21/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	4,000	4,084,825
Palmer Square CLO Ltd.
7.04%, 05/21/34, (3-mo. CME Term SOFR + 2.750%)(a)(b)	2,000	2,012,994
6.94%, 01/20/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,038,781
6.98%, 01/15/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,035,000
RAD CLO 28 Ltd., 7.06%, 04/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	2,020,000
Security	Par (000)	Value
Regatta VIII Funding Ltd., 8.00%, 04/17/37, (3-mo. CME Term SOFR + 3.700%)(a)(b)	$1,000	$1,025,238
RR 26 Ltd., 12.55%, 04/15/38, (3-mo. CME Term SOFR + 8.250%)(a)(b)	400	402,997
RR 28 Ltd., 8.75%, 04/15/37, (3-mo. CME Term SOFR + 4.450%)(a)(b)	1,950	1,998,727
Symphony CLO XXXIII Ltd., 6.88%, 01/24/38, (3-mo. CME Term SOFR + 2.600%)(a)(b)	3,000	3,045,000
Whitebox CLO I Ltd., 8.55%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	2,021,283
Total Asset-Backed Securities — 92.6% (Cost: $55,734,958)		55,719,050
	Shares
Investment Companies
Investment Grade Bonds — 4.1%
iShares AAA CLO Active ETF(c)	48,000	2,496,960
Total Investment Companies — 4.1% (Cost $2,495,520)		2,496,960
Total Long-Term Investments — 96.7% (Cost: $58,230,478)		58,216,010
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,470,000	1,470,000
Total Short-Term Securities — 2.5% (Cost: $1,470,000)		1,470,000
Total Investments — 99.2% (Cost: $59,700,478)		59,686,010
Other Assets Less Liabilities — 0.8%		493,447
Net Assets — 100.0%		$60,179,457

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares BBB-B CLO Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,470,000 (b)	$—	$—	$—	$1,470,000	1,470,000	$177	$—
iShares AAA CLO Active ETF	—	2,495,520	—	—	1,440	2,496,960	48,000	—	—
				$—	$1,440	$3,966,960		$177	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$55,719,050	$—	$55,719,050
Investment Companies	2,496,960	—	—	2,496,960
Short-Term Securities
Money Market Funds	1,470,000	—	—	1,470,000
	$3,966,960	$55,719,050	$—	$59,686,010
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.84%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD 4,000	$4,022,073
522 Funding CLO Ltd.
5.63%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,250	3,251,896
6.60%, 10/20/31, (3-mo. CME Term SOFR + 2.312%)(a)(b)	USD 250	250,340
5.49%, 10/23/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 550	551,085
720 East CLO Ltd., 6.40%, 04/15/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD 2,235	2,235,000
AB BSL CLO 2 Ltd., 5.66%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 1,500	1,504,641
AB Carval Euro CLO II-C DAC, 6.77%, 02/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 730	770,747
ACREC LLC, 5.76%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	USD 5,000	4,999,991
Affirm Asset Securitization Trust
5.61%, 02/15/29(a)	USD 2,731	2,751,304
4.62%, 09/15/29(a)	USD 4,287	4,268,906
AGL CLO 11 Ltd., 10.92%, 04/15/34, (3-mo. CME Term SOFR + 6.622%)(a)(b)	USD 350	351,748
AGL CLO 12 Ltd., 5.71%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 3,106	3,111,941
AGL CLO 19 Ltd., 5.89%, 07/21/35, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,002,499
AGL CLO 20 Ltd., 10.69%, 10/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD 1,000	1,036,785
AGL CLO 23 Ltd., 6.49%, 01/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	USD 1,000	1,005,056
AGL CLO 28 Ltd., 5.99%, 01/21/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,006,791
AGL CLO 6 Ltd.
5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 250	250,486
6.25%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	251,377
AGL CLO 7 Ltd., 6.26%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 580	583,242
AGL CLO 9 Ltd., 6.29%, 04/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 450	454,201
AGL Core CLO 15 Ltd., 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,001,783
Aimco CLO, 6.31%, 04/16/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	253,019
AIMCO CLO 11 Ltd., 5.95%, 07/17/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 550	552,979
AIMCO CLO 18 Ltd., 7.14%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD 1,000	1,018,000
AIMCO CLO 23 Ltd., 1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD 1,250	1,250,000
AMMC CLO 15 Ltd., 5.68%, 01/15/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 485	486,012
AMMC CLO 30 Ltd., 6.65%, 01/15/37, (3-mo. CME Term SOFR + 2.350%)(a)(b)	USD 1,000	1,006,476
AMMC CLO XI Ltd., 6.15%, 04/30/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 2,594	2,597,146
AMMC CLO XII Ltd., 5.73%, 11/10/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 421	421,481
Security	Par (000)	Value
Anchorage Capital CLO 18 Ltd., 5.71%, 04/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 750	$752,431
Anchorage Capital CLO 29 Ltd., 5.89%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 4,000	4,040,370
Anchorage Capital CLO 6 Ltd., 5.73%, 04/22/34, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD 692	692,965
Annisa CLO Ltd., 6.14%, 07/20/31, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 400	400,333
Apidos CLO XLIII Ltd., 12.05%, 04/25/35, (3-mo. CME Term SOFR + 7.750%)(a)(b)	USD 1,260	1,269,508
APIDOS CLO XLVIII Ltd., 5.74%, 07/25/37, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD 489	492,410
Apidos CLO XV, 5.56%, 04/20/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 624	625,369
Apidos CLO XX
6.12%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 725	727,830
5.67%, 07/16/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 569	569,482
Apidos CLO XXII, 5.61%, 04/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 748	749,785
Apidos CLO XXIV, 5.90%, 10/20/30, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 4,500	4,515,707
Apidos CLO XXV
5.47%, 01/20/37, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD 4,105	4,115,262
5.93%, 01/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 500	501,540
Apidos CLO XXXII
5.39%, 01/20/33, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 1,750	1,751,805
5.79%, 01/20/33, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 555	556,462
Apidos CLO XXXIII
6.46%, 10/24/34, (3-mo. CME Term SOFR + 2.162%)(a)(b)	USD 270	270,545
Series 2020 33A, Class AR, 5.71%, 10/24/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 5,000	5,008,631
Apidos CLO XXXV, 5.60%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,344	1,345,693
Apidos CLO XXXVII, 5.68%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,815	1,817,722
Apidos Loan Fund Ltd., 5.57%, 04/25/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 1,000	1,001,189
Arbour CLO VI DAC, 6.37%, 11/15/37, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,150	1,203,327
Arbour Clo XI DAC, 6.82%, 05/15/38, (3-mo. EURIBOR + 3.800%)(b)(c)	EUR 800	835,730
AREIT LLC , 6.41%, 08/17/41, (1-mo. CME Term SOFR + 2.112%)(a)(b)	USD 256	257,051
AREIT Ltd.
5.99%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD 3,770	3,787,693
5.74%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	USD 10,146	10,120,632
ARES L CLO Ltd.
5.61%, 01/15/32, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 163	163,255

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.16%, 01/15/32, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,660	$1,666,340
ARES LII CLO Ltd., 5.60%, 04/22/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 3,020	3,020,156
Ares Loan Funding IV Ltd., 8.98%, 10/15/36, (3-mo. CME Term SOFR + 4.680%)(a)(b)	USD 1,000	1,016,797
Ares LXVI CLO Ltd., 6.80%, 07/25/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD 300	303,290
Ares XLVIII CLO Ltd., 7.25%, 07/20/30, (3-mo. CME Term SOFR + 2.962%)(a)(b)	USD 1,000	1,005,809
ARES XLVIII CLO Ltd., 6.13%, 07/20/30, (3-mo. CME Term SOFR + 1.842%)(a)(b)	USD 550	552,063
Ares XXXIV CLO Ltd., 5.62%, 04/17/33, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 825	825,845
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD 314	314,848
5.30%, 11/15/32(a)	USD 2,090	2,100,140
3.79%, 01/15/31(a)	USD 685	678,232
5.69%, 02/17/32(a)	USD 2,288	2,317,245
6.03%, 02/17/32(a)	USD 2,492	2,526,041
5.16%, 11/15/32(a)	USD 829	832,093
5.38%, 11/15/32(a)	USD 469	471,507
Arini European CLO II DAC, 6.99%, 04/15/38, (3-mo. EURIBOR + 4.200%)(b)(c)	EUR 1,000	1,045,352
Arini European CLO IV DAC, 6.27%, 01/15/38, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 1,660	1,724,393
Asimi Funding PLC
5.71%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP 282	349,295
6.06%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP 100	123,880
Asset-Backed European Securitisation Transaction Twenty-Five SRL
5.42%, 11/15/39, (1-mo. EURIBOR + 2.500%)(b)(c)	EUR 100	103,787
4.17%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR 141	146,611
4.52%, 11/15/39, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR 100	103,814
6.92%, 11/15/39, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 129	134,207
Asset-Backed European Securitisation Transaction Twenty-Three SARL
4.40%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR 100	104,057
4.70%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR 100	103,974
5.20%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR 100	104,183
4.10%, 03/21/34	EUR 600	625,571
Assurant CLO II Ltd.
7.40%, 04/20/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	USD 1,500	1,506,991
Series 2018-2A, Class A, 5.59%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 225	225,257
Atrium XIII, 5.44%, 11/21/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 933	934,131
Atrium XV, 5.70%, 07/16/36, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 1,000	1,008,035
Aurium CLO VIII DAC, 5.84%, 06/23/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 500	521,299
Security	Par (000)	Value
Aurium CLO XIII DAC, 1.00%, 04/15/38, (3-mo. EURIBOR + 2.800%)(b)(c)	EUR 1,100	$1,141,140
Auto ABS Italian Stella Loans SRL
3.94%, 12/29/36, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 351	364,426
3.47%, 12/29/36, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR 809	841,136
4.44%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 97	101,482
5.04%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 97	101,482
Auto ABS Spanish Loans FT
3.59%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 887	922,377
4.04%, 09/28/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR 394	410,435
Auto1 Car Funding SARL, 3.55%, 12/15/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 476	495,031
Avoca CLO XVIII DAC, 5.71%, 01/15/38, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR 1,170	1,221,952
Avoca Static CLO I DAC, 5.74%, 01/15/35, (3-mo. EURIBOR + 2.900%)(b)(c)	EUR 580	604,679
Bain Capital Credit CLO, 5.37%, 07/19/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 172	172,409
Bain Capital Credit CLO Ltd.
6.14%, 04/16/36, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD 1,000	1,003,914
5.65%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 750	751,107
Ballyrock CLO 1 Ltd., 5.55%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 332	332,127
Ballyrock CLO 14 Ltd., 5.99%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,008,669
Ballyrock CLO 15 Ltd., 5.63%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 250	250,436
Ballyrock CLO 16 Ltd., 5.68%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,250	1,250,000
Ballyrock CLO 17 Ltd., 5.70%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 250	250,811
Ballyrock CLO 18 Ltd., 5.71%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 250	250,781
Ballyrock CLO 19 Ltd., 5.62%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 1,000	1,003,154
Ballyrock CLO 2 Ltd., 5.92%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 1,420	1,423,550
Ballyrock CLO 22 Ltd.
5.84%, 04/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD 1,000	1,009,242
6.25%, 04/15/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,007,159
Ballyrock CLO 28 Ltd., 6.03%, 01/20/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 500	504,702
Bardot CLO Ltd., 5.28%, 10/22/32, (3-mo. CME Term SOFR + 0.980%)(a)(b)	USD 1,250	1,250,000
Barings CLO Ltd.
5.54%, 01/20/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 1,900	1,901,811
5.51%, 04/15/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 393	392,777
Barings Equipment Finance LLC, 5.02%, 06/13/50(a)	USD 6,409	6,434,935
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Barings Loan Partners CLO Ltd. 3, 5.81%, 07/20/33, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD 3,150	$3,156,502
Bavarian Sky U.K. 6 PLC, 5.25%, 06/20/32, (1-day SONIA + 0.550%)(b)(c)	GBP 872	1,081,191
BDS LLC, 5.87%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	USD 7,315	7,332,615
Bean Creek CLO Ltd.
10.30%, 04/20/31, (3-mo. CME Term SOFR + 6.012%)(a)(b)	USD 500	502,250
6.00%, 04/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 1,281	1,282,665
Benefit Street Partners CLO IV Ltd., 5.64%, 04/20/34, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,360	1,361,992
Benefit Street Partners CLO V-B Ltd., 5.82%, 07/20/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,840	1,856,395
Benefit Street Partners CLO VIII Ltd.
6.00%, 01/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 1,000	1,001,800
6.40%, 01/20/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 500	500,542
Benefit Street Partners CLO XII-B Ltd., 5.67%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 950	958,791
Benefit Street Partners CLO XIX Ltd.
5.48%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 4,430	4,438,711
5.90%, 01/15/33, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 885	886,208
Benefit Street Partners CLO XVI Ltd., 7.02%, 01/17/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD 250	254,860
Benefit Street Partners CLO XX Ltd.
5.73%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	250,787
6.26%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,690
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.73%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 3,000	3,002,731
Benefit Street Partners CLO XXIII Ltd., 5.64%, 04/25/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 250	250,811
Benefit Street Partners CLO XXIV Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,000,979
Benefit Street Partners CLO XXIX
5.48%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 3,750	3,750,000
5.80%, 01/25/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 1,000	1,000,000
Benefit Street Partners CLO XXV Ltd., 6.26%, 01/15/35, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 255	256,759
Benefit Street Partners CLO XXVII Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 4,000	4,029,539
Benefit Street Partners CLO XXXIX Ltd., 1.00%, 04/15/38, (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD 1,550	1,550,000
Security	Par (000)	Value
Benefit Street Partners CLO XXXV Ltd., 7.60%, 04/25/37, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD 375	$384,722
Benefit Street Partners CLO XXXVIII Ltd., 5.62%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD 4,000	4,030,000
Betony CLO 2 Ltd.
5.63%, 04/30/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,225	2,225,985
6.40%, 04/30/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 250	250,121
Birch Grove CLO 3 Ltd., 5.91%, 01/19/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 500	500,000
Blueberry Park CLO Ltd., 9.64%, 10/20/37, (3-mo. CME Term SOFR + 5.350%)(a)(b)	USD 1,000	1,030,420
BlueMountain CLO Ltd.
5.73%, 10/22/30, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 198	198,548
5.55%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,221	1,223,050
6.49%, 08/15/31, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,872
5.49%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD 2,742	2,746,746
6.15%, 10/25/30, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 900	901,895
5.72%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,203	2,205,655
6.22%, 11/15/30, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,003,102
BlueMountain CLO XXII Ltd.
6.06%, 07/15/31, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 250	250,469
5.64%, 07/15/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 135	135,074
BlueMountain CLO XXIV Ltd., 6.15%, 04/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,299
BlueMountain Fuji U.S. CLO II Ltd., 5.55%, 10/20/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,692	1,693,152
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(d)	USD 4,792	4,806,660
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 2,549	2,577,942
Brignole Co.
3.56%, 02/24/42, (1-mo. EURIBOR + 0.780%)(b)(c)	EUR 727	755,450
3.98%, 02/24/42, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 124	128,955
6.78%, 02/24/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 79	82,401
Bristol Park CLO Ltd., 5.55%, 04/15/29, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 405	405,222
Bryant Park Funding Ltd.
8.20%, 04/15/36, (3-mo. CME Term SOFR + 3.900%)(a)(b)	USD 3,000	3,028,304
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 2,500	2,522,803
6.01%, 01/18/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,500	1,506,840
10.32%, 04/15/36, (3-mo. CME Term SOFR + 6.020%)(a)(b)	USD 750	762,566

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cabinteely Park CLO DAC, 6.37%, 08/15/34, (3-mo. EURIBOR + 3.350%)(b)(c)	EUR 700	$732,231
California Street CLO IX LP, 5.67%, 07/16/32, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 933	935,076
Canyon Capital CLO Ltd.
6.31%, 04/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 250	251,425
5.63%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 960	960,721
9.30%, 10/15/36, (3-mo. CME Term SOFR + 5.000%)(a)(b)	USD 250	254,353
Canyon CLO Ltd., 5.63%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 632	632,245
Capital Four CLO VIII DAC, 6.31%, 10/25/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,360	1,431,887
Capital One Multi-Asset Execution Trust, 5.11%, 05/15/28, (3-mo. CME Term SOFR + 0.812%)(b)	USD 192	192,101
Carbone CLO Ltd., 5.69%, 01/20/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 2,088	2,090,355
Cardiff Auto Receivables Securitisation PLC
6.60%, 08/20/31	GBP 230	286,012
7.30%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP 175	218,050
6.10%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP 381	473,972
Carlyle Global Market Strategies CLO Ltd.
5.70%, 07/15/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,293	1,293,739
5.53%, 07/20/31, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 3,119	3,122,267
5.66%, 10/15/30, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 253	253,550
5.84%, 05/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 2,126	2,127,307
5.61%, 07/27/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 785	786,134
5.96%, 04/17/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 1,100	1,101,917
5.51%, 07/20/32, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD 3,777	3,785,735
5.41%, 04/22/32, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD 4,746	4,753,013
Series 2014-1A, Class A1R2, 5.53%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 407	407,404
Carlyle U.S. CLO Ltd.
5.63%, 04/20/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 1,861	1,865,945
5.70%, 01/25/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,000	1,001,792
6.20%, 04/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 580	581,461
5.45%, 10/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,037	1,037,764
6.21%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 2,000	2,005,818
6.07%, 10/21/37, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD 1,000	1,007,923
CarVal CLO I Ltd., 5.54%, 07/16/31, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD 2,229	2,233,300
Security	Par (000)	Value
CarVal CLO II Ltd., 5.31%, 04/20/32, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD 1,966	$1,969,700
Cayuga Park CLO Ltd., 5.68%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,110	2,115,267
CBAM Ltd.
5.67%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,329	2,333,057
6.35%, 01/20/34, (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 2,000	2,010,051
Cedar Funding V CLO Ltd., 5.66%, 07/17/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 386	386,922
Cedar Funding VII CLO Ltd., 5.37%, 01/20/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 5,260	5,267,430
Cedar Funding VIII CLO Ltd., 6.21%, 10/17/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,000,000
Cedar Funding XI CLO Ltd., 5.57%, 05/29/32, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD 1,965	1,968,552
Cedar Funding XII CLO Ltd., 6.16%, 10/25/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 500	501,437
Cedar Funding XIV CLO Ltd., 5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 550	554,613
Cedar Funding XV CLO Ltd., 5.61%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	500,136
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD 82	82,097
6.16%, 10/15/35(a)	USD 329	333,666
CIFC Funding 2017-II Ltd., 6.05%, 04/20/30, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 1,860	1,865,402
CIFC Funding Ltd.
5.66%, 01/22/31, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD 2,636	2,638,917
6.32%, 07/16/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 850	853,849
6.16%, 04/27/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,000	1,003,272
5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 300	300,750
5.42%, 04/19/29, (3-mo. CME Term SOFR + 1.132%)(a)(b)	USD 621	622,041
5.51%, 10/24/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 824	824,966
5.62%, 04/27/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 456	457,028
5.55%, 10/18/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 725	725,574
6.15%, 07/18/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 640	642,296
5.61%, 04/19/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,433
5.62%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 2,750	2,755,130
5.95%, 01/18/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 500	501,790
5.65%, 07/18/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 2,711	2,718,447
5.70%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 900	901,553
5.71%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD 2,170	2,181,851
7.35%, 07/17/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD 300	306,122
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.05%, 07/25/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 250	$251,903
5.65%, 07/23/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,250	1,256,199
7.24%, 07/23/37, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD 1,730	1,765,992
5.71%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 2,745	2,749,830
10.99%, 04/20/37, (3-mo. CME Term SOFR + 6.700%)(a)(b)	USD 3,000	3,087,667
11.80%, 07/17/37, (3-mo. CME Term SOFR + 7.500%)(a)(b)	USD 1,000	1,024,854
8.54%, 01/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD 2,000	2,053,468
5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 250	251,711
6.04%, 10/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 2,500	2,519,040
5.79%, 01/18/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	502,689
6.21%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,370	1,372,733
1.00%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,000	1,000,000
1.00%, 04/23/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD 2,500	2,500,000
Series 2020 3A, Class A1R, 5.68%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 6,310	6,321,614
Clover CLO LLC, 5.72%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	250,822
College Ave Student Loans LLC
3.06%, 07/26/55(a)	USD 80	72,932
1.76%, 06/25/52, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 882	879,879
2.72%, 07/26/55(a)	USD 163	146,281
1.60%, 07/25/51(a)	USD 372	335,002
College Avenue Student Loans LLC, 5.33%, 07/26/55, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,133	1,118,640
Concord Music Royalties LLC, 5.64%, 10/20/74(a)	USD 1,138	1,118,867
Contego CLO VII DAC, 6.13%, 01/23/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR 1,980	2,068,706
Contego CLO XI DAC, 5.94%, 11/20/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 850	890,636
Cumulus Static CLO DAC, 6.72%, 11/15/33, (3-mo. EURIBOR + 3.700%)(b)(c)	EUR 333	350,598
CVC Cordatus Loan Fund XXX DAC, 7.02%, 05/15/37, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,053,633
CVC Cordatus Opportunity Loan Fund DAC, 7.02%, 08/15/33, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,041,032
Dewolf Park CLO Ltd., 5.48%, 10/15/30, (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 497	497,709
Diameter Capital CLO 1 Ltd., 5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,250	3,284,557
Diameter Capital CLO 2 Ltd., 5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,000	3,031,873
Diameter Capital CLO 3 Ltd., 5.62%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,000	3,021,578
Security	Par (000)	Value
Diameter Capital CLO 9 Ltd., 1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD 2,150	$2,150,000
Dilosk Rmbs No. 9 Dac, 3.35%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR 564	584,719
Dowson PLC
6.30%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP 118	145,740
7.05%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP 100	123,503
9.56%, 08/20/31, (1-day SONIA + 4.850%)(b)(c)	GBP 74	90,922
5.58%, 08/20/31	GBP 1,365	1,691,915
5.95%, 08/20/31, (1-day SONIA + 1.250%)(b)(c)	GBP 665	822,819
8.65%, 08/20/31, (1-day SONIA + 3.950%)(b)(c)	GBP 500	617,612
11.65%, 08/20/31, (1-day SONIA + 6.950%)(b)(c)	GBP 500	617,683
Dryden 102 CLO Ltd., 7.20%, 10/15/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD 250	253,475
Dryden 107 CLO Ltd., 9.67%, 08/15/35, (3-mo. CME Term SOFR + 5.150%)(a)(b)	USD 250	254,134
Dryden 37 Senior Loan Fund, 5.66%, 01/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 537	537,874
Dryden 40 Senior Loan Fund, 5.67%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 6,569	6,575,616
Dryden 41 Senior Loan Fund, 5.53%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 2,555	2,556,431
Dryden 50 Senior Loan Fund, 5.56%, 07/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,495	1,495,806
Dryden 53 CLO Ltd., 5.68%, 01/15/31, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,582	2,589,608
Dryden 54 Senior Loan Fund, 5.44%, 10/19/29, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,914	1,914,801
Dryden 55 CLO Ltd., 5.58%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 4,410	4,414,368
Dryden 58 CLO Ltd., 5.56%, 07/17/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,476	1,479,189
Dryden 60 CLO Ltd., 5.61%, 07/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,866	1,870,811
Dryden 64 CLO Ltd., 5.52%, 04/18/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 644	645,814
Dryden 70 CLO Ltd., 5.74%, 01/16/32, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 714	715,019
Dryden 72 CLO Ltd., 5.62%, 05/15/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 928	929,198
Dryden 77 CLO Ltd., 5.90%, 05/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 250	250,266
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 5.46%, 04/15/29, (3-mo. CME Term SOFR + 1.162%)(a)(b)	USD 1,835	1,837,785
Edenbrook Mortgage Funding PLC
6.66%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP 144	178,978
7.26%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP 99	123,568
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD 60	58,167
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD 118	113,479
6.37%, 02/04/48(a)	USD 347	358,366
5.56%, 08/25/49(a)	USD 2,873	2,890,016

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Elmwood CLO 14 Ltd., 5.61%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	$250,404
Elmwood CLO 15 Ltd., 5.63%, 04/22/35, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 1,000	1,001,794
Elmwood CLO 16 Ltd.
6.79%, 04/20/37, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD 1,250	1,270,239
11.04%, 04/20/37, (3-mo. CME Term SOFR + 6.750%)(a)(b)	USD 1,000	1,021,966
Elmwood CLO 19 Ltd., 11.30%, 10/17/36, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD 2,000	2,046,587
Elmwood CLO 22 Ltd., 6.50%, 04/17/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	USD 250	252,929
Elmwood CLO 29 Ltd.
5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD 1,000	1,006,992
10.69%, 04/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD 1,500	1,544,149
Elmwood CLO 33 Ltd., 6.29%, 10/21/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 2,500	2,527,229
Elmwood CLO II Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 750	754,740
Elmwood CLO IV Ltd., 6.14%, 04/18/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 750	752,921
Elmwood CLO IX Ltd., 5.68%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,250	1,252,335
Elmwood CLO VI Ltd., 5.67%, 07/18/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 3,620	3,638,118
Elmwood CLO VII Ltd., 5.91%, 10/17/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	1,005,589
Elmwood CLO XI Ltd., 6.15%, 10/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,115	1,117,384
Elmwood CLO XII Ltd., 5.66%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	1,005,844
Empower CLO Ltd., 7.60%, 04/25/36, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD 420	422,509
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD 844	842,771
6.40%, 03/20/30(a)	USD 586	596,084
5.23%, 03/20/30(a)	USD 1,587	1,597,900
5.51%, 01/22/29(a)	USD 1,433	1,440,201
FACT SA, 3.87%, 09/22/31, (1-mo. EURIBOR + 1.050%)(b)(c)	EUR 300	311,754
Fair Oaks Loan Funding III DAC, 5.79%, 10/15/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,160	1,214,778
Fidelity Grand Harbour CLO DAC
6.39%, 10/15/34, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,048,150
6.89%, 04/15/38, (3-mo. EURIBOR + 4.100%)(b)(c)	EUR 200	209,223
FIGRE Trust
5.06%, 09/25/54(a)(b)	USD 7,468	7,386,484
5.83%, 01/25/55(a)(b)	USD 6,000	5,999,840
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD 500	487,712
Flatiron CLO 18 Ltd., 5.51%, 04/17/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 372	373,044
Flatiron CLO 19 Ltd., 5.83%, 11/16/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,500	2,506,242
Flatiron CLO 21 Ltd., 5.65%, 10/19/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 250	252,125
Flatiron CLO 25 Ltd., 9.52%, 10/17/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD 780	801,729
Security	Par (000)	Value
Flatiron CLO 28 Ltd., 5.62%, 07/15/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	$501,054
Flatiron RR CLO 22 LLC, 6.16%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,458
Ford Credit Auto Owner Trust
5.27%, 05/17/27	USD 93	93,594
5.28%, 02/15/36(a)	USD 166	168,989
4.87%, 08/15/36(a)(d)	USD 1,251	1,257,553
Fortuna Consumer Loan ABS DAC
3.54%, 10/18/34, (1-mo. EURIBOR + 0.720%)(b)	EUR 2,300	2,392,587
4.12%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR 300	312,435
4.47%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	104,145
6.92%, 10/18/34, (1-mo. EURIBOR + 4.100%)(b)	EUR 300	312,350
Foundation Finance Trust
2.19%, 01/15/42(a)	USD 134	125,681
6.53%, 06/15/49(a)	USD 2,102	2,171,977
4.60%, 03/15/50(a)	USD 3,997	3,957,965
4.93%, 03/15/50(a)	USD 3,703	3,659,665
FS Rialto Issuer LLC
5.93%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	USD 4,000	4,012,548
5.69%, 02/01/30, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD 7,370	7,351,575
FTA Consumo Santander
4.54%, 07/20/38	EUR 200	206,795
4.19%, 07/20/38	EUR 200	207,791
Galaxy 32 CLO Ltd., 8.59%, 10/20/36, (3-mo. CME Term SOFR + 4.300%)(a)(b)	USD 1,500	1,544,100
Galaxy XV CLO Ltd.
6.01%, 10/15/30, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 500	500,894
Series 2013-15A, Class ARR, 5.53%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,304	1,306,253
Galaxy XX CLO Ltd., 5.55%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 2,417	2,419,559
Galaxy XXI CLO Ltd., 5.57%, 04/20/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,593	1,594,620
Galaxy XXV CLO Ltd., 6.30%, 04/25/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	252,128
Galaxy XXVI CLO Ltd.
5.68%, 11/22/31, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD 726	726,590
6.11%, 11/22/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,480	1,482,589
Galaxy XXVII CLO Ltd.
5.77%, 05/16/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 257	257,484
6.30%, 05/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 250	250,503
Galaxy XXVIII CLO Ltd.
5.66%, 07/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 812	812,480
6.16%, 07/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,000	1,003,329
GAMMA Sociedade de Titularizacao de Creditos, 3.91%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 900	937,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Generate CLO 4 Ltd., 5.72%, 07/20/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	USD 1,125	$1,132,556
Generate CLO 7 Ltd., 5.91%, 04/22/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 500	504,042
GM Financial Revolving Receivables Trust, 4.52%, 03/11/37(a)	USD 2,400	2,372,274
GMF Floorplan Owner Revolving Trust, 5.83%, 06/15/30(a)	USD 188	191,040
Golden Bar Securitisation SRL
4.34%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 244	255,270
6.24%, 09/22/43, (3-mo. EURIBOR + 3.400%)(b)(c)	EUR 18	18,648
Golden Ray SA - Compartment 1
3.56%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR 665	691,152
4.26%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR 100	103,849
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.39%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD 750	771,365
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.37%, 10/20/34, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 5,640	5,645,851
9.19%, 10/20/34, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD 1,200	1,212,406
GoldenTree Loan Management U.S. CLO 14 Ltd., 10.19%, 07/20/37, (3-mo. CME Term SOFR + 5.900%)(a)(b)	USD 1,000	1,034,344
Goldentree Loan Management U.S. CLO 15 Ltd., 6.69%, 10/20/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD 340	343,256
GoldenTree Loan Management U.S. CLO 16 Ltd., 5.96%, 01/20/34, (3-mo. CME Term SOFR + 1.670%)(a)(b)	USD 500	500,490
GoldenTree Loan Management U.S. CLO 20 Ltd., 5.74%, 07/20/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 722	728,318
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.51%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 2,000	2,007,775
GoldenTree Loan Management U.S. CLO 23 Ltd., 5.60%, 01/20/39, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 4,000	4,030,006
GoldenTree Loan Management U.S. CLO 3 Ltd.
6.45%, 04/20/30, (3-mo. CME Term SOFR + 2.162%)(a)(b)	USD 1,300	1,302,720
6.10%, 04/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,250	1,253,488
GoldenTree Loan Management U.S. CLO 6 Ltd.
5.61%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,402
6.39%, 04/20/35, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD 2,250	2,254,765
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.69%, 04/20/37, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD 250	252,736
Goldman Home Improvement Trust Issuer Trust, 6.80%, 10/25/52(a)	USD 1,479	1,511,481
Golub Capital Partners 48 LP, 5.87%, 04/17/33, (3-mo. CME Term SOFR + 1.572%)(a)(b)	USD 750	751,490
Security	Par (000)	Value
Golub Capital Partners CLO 41B-R Ltd., 5.87%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	USD 4,250	$4,265,753
Golub Capital Partners CLO 43B Ltd., 5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 1,000	1,001,297
Golub Capital Partners CLO 55B Ltd., 5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 3,250	3,260,757
Golub Capital Partners CLO 58B Ltd., 5.74%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 1,000	1,003,363
Golub Capital Partners CLO 64B Ltd., 7.35%, 10/25/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD 1,000	1,021,461
Golub Capital Partners CLO 66B Ltd., 9.80%, 04/25/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD 5,000	5,085,348
Golub Capital Partners CLO 74 B Ltd., 6.15%, 07/25/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 950	958,804
Golub Capital Partners CLO 77 B Ltd.
7.00%, 01/25/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD 3,000	3,030,001
5.54%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,350	1,358,081
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD 5,537	5,567,288
5.38%, 02/20/49(a)	USD 6,185	6,216,891
GoodLeap Sustainable Home Solutions Trust, 4.95%, 07/20/49(a)	USD 180	166,182
Gracie Point International Funding, 8.03%, 09/01/26, (90-day Avg SOFR + 3.100%)(a)(b)	USD 1,700	1,710,689
Gracie Point International Funding LLC
7.18%, 03/01/27, (90-day Avg SOFR + 2.250%)(a)(b)	USD 430	430,534
6.88%, 09/01/26, (90-day Avg SOFR + 1.950%)(a)(b)	USD 1,866	1,873,278
6.61%, 03/01/28, (90-day Avg SOFR + 1.700%)(a)(b)	USD 4,510	4,521,624
Green Lakes Park CLO LLC, 5.48%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 1,000	1,005,500
GreenSky Home Improvement Issuer Trust
5.15%, 10/27/59(a)	USD 1,361	1,367,750
6.43%, 10/27/59(a)	USD 4,201	4,264,877
5.26%, 10/27/59(a)	USD 998	997,059
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD 1,344	1,363,400
5.87%, 06/25/59(a)	USD 2,143	2,176,149
Greenwood Park CLO Ltd., 5.57%, 04/15/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 325	325,216
Greywolf CLO V Ltd., 5.72%, 01/27/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 103	103,095
Greywolf CLO VI Ltd., 5.59%, 04/26/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 2,493	2,495,783
HalseyPoint CLO 4 Ltd., 5.77%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD 900	901,775
HalseyPoint CLO 6 Ltd., 6.74%, 10/20/34, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD 1,500	1,500,000
Harvest CLO XXXII DAC, 6.27%, 07/25/37, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 622	653,329

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Henley CLO IV DAC, 5.67%, 04/25/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,000	$1,045,181
Henley CLO X DAC, 6.49%, 07/20/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 484	508,468
Henley CLO XII DAC, 5.88%, 01/15/38, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR 850	889,522
Hermitage PLC
5.95%, 04/21/33, (1-day SONIA + 1.250%)(b)(c)	GBP 240	296,683
5.60%, 04/21/33, (1-day SONIA + 0.900%)(b)(c)	GBP 719	892,405
8.60%, 04/21/33, (1-day SONIA + 3.900%)(b)(c)	GBP 80	98,911
7.05%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP 80	99,634
6.30%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP 80	98,910
Highbridge Loan Management Ltd., 6.41%, 01/28/30, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 500	501,088
Hill FL BV
3.54%, 10/18/32, (1-mo. EURIBOR + 0.720%)(b)(c)	EUR 1,400	1,456,564
4.77%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR 100	104,072
Huntington Bank Auto Credit-Linked Notes, 5.72%, 10/20/32, (30-day Avg SOFR + 1.350%)(a)(b)	USD 2,638	2,652,071
Huntington Bank Auto Credit-Linked Notes Series, 5.77%, 05/20/32, (30-day Avg SOFR + 1.400%)(a)(b)	USD 902	906,837
Invesco CLO Ltd., 6.09%, 04/20/35, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 500	501,110
Italian Stella Loans SRL, 4.16%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,742
Jubilee CLO DAC, 6.21%, 01/15/39, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,420	1,494,153
Kings Park CLO Ltd., 5.68%, 01/21/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,342	1,344,836
KKR Financial CLO Ltd., 5.75%, 04/15/29, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 2,000	2,007,808
LCM 29 Ltd., 6.16%, 04/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,420	1,422,800
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD 280	264,752
3.41%, 11/20/31(a)	USD 710	656,142
5.12%, 07/20/32(a)	USD 500	500,809
5.62%, 07/20/32(a)	USD 300	301,606
5.60%, 05/20/33(a)	USD 240	241,267
8.69%, 05/20/33(a)	USD 1,070	1,084,155
5.53%, 06/21/32(a)	USD 6,407	6,498,158
6.40%, 06/21/32(a)	USD 1,957	1,969,918
7.21%, 06/21/32(a)	USD 5,241	5,294,017
3.09%, 04/20/32(a)	USD 945	859,116
6.16%, 05/20/33(a)	USD 2,500	2,506,812
4.47%, 02/21/34(a)	USD 1,850	1,819,232
5.25%, 02/21/34(a)	USD 2,153	2,096,383
Liberty Series, 5.50%, 05/25/32, (1-month BB Swap + 1.200%)(b)	AUD 350	217,957
LoanCore, 1.00%, 08/17/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD 9,050	9,027,344
Security	Par (000)	Value
Long Point Park CLO Ltd., 6.96%, 01/17/30, (3-mo. CME Term SOFR + 2.662%)(a)(b)	USD 2,400	$2,415,315
Lyra Music Assets Delaware LP, 5.76%, 12/22/64(a)	USD 2,284	2,269,869
Madison Park Funding LIX Ltd., 5.79%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 2,000	2,017,146
Madison Park Funding LXI Ltd., 6.02%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	USD 255	256,534
Madison Park Funding XIV Ltd., 5.49%, 10/22/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,441	1,444,144
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR, 5.53%, 07/27/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 3,489	3,490,110
Madison Park Funding XXIX Ltd., 5.47%, 10/18/30, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 1,139	1,141,396
Madison Park Funding XXVII Ltd.
7.15%, 04/20/30, (3-mo. CME Term SOFR + 2.862%)(a)(b)	USD 1,500	1,500,000
1.00%, 04/20/38, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD 1,750	1,750,000
Madison Park Funding XXXI Ltd., 6.09%, 07/23/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 1,000	1,007,568
Madison Park Funding XXXIII Ltd., 6.10%, 10/15/32, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 475	476,030
Madison Park Funding XXXVI Ltd., 5.36%, 04/15/35, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD 250	250,000
Madison Park Funding XXXVII Ltd., 8.05%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	USD 500	512,494
Marathon CLO XIII Ltd., 5.50%, 04/15/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 3,666	3,669,422
Mariner Finance Issuance Trust
2.33%, 03/20/36(a)	USD 350	327,907
7.11%, 10/22/35(a)	USD 774	789,061
6.70%, 10/22/35(a)	USD 3,935	3,998,053
7.90%, 10/22/35(a)	USD 1,395	1,432,373
8.85%, 10/22/35(a)	USD 2,725	2,817,600
2.10%, 11/20/36(a)	USD 1,987	1,867,513
3.42%, 11/20/36(a)	USD 1,177	1,086,907
1.86%, 03/20/36(a)	USD 480	458,175
5.13%, 09/22/36(a)	USD 1,600	1,607,998
6.77%, 09/22/36(a)	USD 1,592	1,616,214
5.73%, 11/20/38(a)	USD 2,340	2,317,582
6.36%, 11/20/38(a)	USD 2,102	2,087,454
MF1 LLC
6.04%, 03/19/39, (1-mo. CME Term SOFR + 1.737%)(a)(b)	USD 5,826	5,848,576
6.36%, 10/19/38, (1-mo. CME Term SOFR + 2.066%)(a)(b)	USD 3,000	3,012,117
MFA Trust, 6.33%, 09/25/54(d)	USD 1,853	1,859,289
MidOcean Credit CLO VIII, 5.83%, 02/20/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 2,916	2,920,823
MidOcean Credit CLO XII Ltd., 5.63%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 2,500	2,503,522
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mila BV
3.48%, 09/16/41	EUR 405	$421,051
3.74%, 09/16/41, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 100	103,532
Milos CLO Ltd.
6.10%, 10/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,000	1,002,864
5.62%, 10/20/30, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 821	821,902
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD 1,677	1,689,292
Morgan Stanley Eaton Vance CLO Ltd., 9.79%, 07/20/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD 1,000	1,015,789
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD 302	244,661
4.01%, 06/22/43(a)	USD 39	36,419
6.40%, 05/20/53(a)	USD 130	131,007
4.20%, 02/22/44(a)	USD 130	121,082
MP CLO III Ltd., 5.80%, 10/20/30, (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 83	83,118
Navient Private Education Loan Trust
6.02%, 10/15/31, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 98	98,156
3.61%, 12/15/59(a)	USD 418	415,396
5.87%, 07/16/40, (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD 1,706	1,709,656
6.12%, 11/15/30, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD 442	444,034
5.14%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 1,438	1,436,622
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD 50	49,026
5.51%, 10/15/71(a)	USD 246	246,502
0.97%, 12/16/69(a)	USD 8,497	7,490,484
1.06%, 10/15/69(a)	USD 4,091	3,666,675
3.33%, 05/15/69(a)	USD 100	84,583
6.02%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 2,163	2,180,747
5.32%, 01/15/43, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 953	953,013
5.47%, 12/15/59, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 1,795	1,795,645
0.84%, 05/15/69(a)	USD 319	287,707
5.66%, 10/15/72(a)	USD 5,879	5,948,900
1.33%, 04/15/69(a)	USD 815	746,799
Series 2020-IA, Class A1B, 5.42%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 3,129	3,125,804
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD 470	467,007
Navient Student Loan Trust, 6.11%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD 1,121	1,128,073
Nelnet Student Loan Trust
5.44%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD 10,883	10,949,176
2.85%, 04/20/62(a)	USD 300	258,128
5.15%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,698	3,680,111
3.36%, 04/20/62(a)	USD 664	555,347
5.10%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD 275	274,047
2.90%, 04/20/62(a)	USD 500	429,401
Security	Par (000)	Value
1.36%, 04/20/62(a)	USD 1,939	$1,796,420
6.60%, 11/25/53, (30-day Avg SOFR + 2.250%)(a)(b)	USD 368	374,691
2.85%, 04/20/62(a)	USD 1,483	1,279,385
1.63%, 04/20/62(a)	USD 2,358	2,194,062
1.36%, 04/20/62(a)	USD 1,070	991,796
Series 2021-A, Class A1, 5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 505	505,959
Series 2021-BA, Class AFL, 5.19%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD 1,403	1,399,065
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 5.59%, 01/28/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 561	561,895
Neuberger Berman CLO XV
5.48%, 10/15/29, (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 2,288	2,288,967
5.91%, 10/15/29, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 250	250,779
Neuberger Berman CLO XX Ltd., 5.72%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 1,750	1,751,400
Neuberger Berman Loan Advisers CLO 31 Ltd.
5.59%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 237	236,786
1.00%, 01/20/39, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD 250	250,000
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.95%, 01/20/32, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 225	225,610
5.54%, 01/20/32, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 2,065	2,069,700
Neuberger Berman Loan Advisers CLO 34 Ltd., 5.53%, 01/20/35, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD 4,000	4,005,088
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.63%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 4,133	4,143,652
Neuberger Berman Loan Advisers CLO 45 Ltd., 5.68%, 10/14/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 255	255,439
Neuberger Berman Loan Advisers Euro Clo 6 DAC, 6.54%, 07/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 588	618,218
Neuberger Berman Loan Advisers NBLA CLO Ltd., 6.30%, 10/24/38, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 3,000	3,033,764
New Mountain CLO 1 Ltd.
5.76%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 1,000	1,000,000
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,775	1,775,000
New Mountain CLO 2 Ltd., 5.72%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 3,000	3,020,988
New Mountain CLO 4 Ltd., 6.24%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,004,410
Newday Funding Master Issuer PLC
7.36%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP 142	177,557
6.61%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP 100	124,744

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.11%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP 100	$124,093
6.31%, 11/15/32, (1-day SONIA + 1.600%)(b)(c)	GBP 151	187,380
6.01%, 11/15/32, (1-day SONIA + 1.300%)(b)(c)	GBP 438	543,528
5.61%, 11/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP 1,047	1,298,776
Newday Funding Master Issuer PLC - Series, 5.61%, 07/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP 710	881,733
Noria DE
3.71%, 02/25/43, (1-mo. EURIBOR + 0.950%)(b)	EUR 400	414,420
4.01%, 02/25/43, (1-mo. EURIBOR + 1.250%)(b)	EUR 200	206,462
4.41%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	103,231
6.31%, 02/25/43, (1-mo. EURIBOR + 3.550%)(b)	EUR 100	104,841
NYACK Park CLO Ltd., 5.67%, 10/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 252	252,443
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD 1,808	1,794,328
Oaktree CLO Ltd.
9.55%, 04/15/36, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD 2,775	2,822,414
1.00%, 01/15/35, (3-mo. CME Term SOFR + 0.970%)(a)(b)	USD 2,500	2,500,000
OCP Aegis CLO Ltd., 5.72%, 01/16/37, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD 2,000	2,004,272
OCP CLO Ltd.
5.55%, 04/10/33, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 3,121	3,123,180
5.55%, 01/15/33, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 5,790	5,790,000
5.64%, 04/26/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 359	360,238
6.25%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,000,000
5.67%, 07/20/29, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 9	9,176
6.85%, 04/17/36, (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD 500	505,460
6.04%, 07/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 500	504,732
5.69%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 2,750	2,774,750
5.99%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 680	683,465
7.39%, 07/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD 1,260	1,285,776
5.72%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 2,225	2,227,762
11.05%, 04/23/37, (3-mo. CME Term SOFR + 6.760%)(a)(b)	USD 1,200	1,243,428
5.66%, 10/18/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 2,000	2,019,408
5.97%, 10/18/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD 5,000	5,024,140
5.93%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 2,750	2,775,842
Security	Par (000)	Value
5.55%, 10/17/36, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,020	$1,022,567
5.90%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 3,000	3,019,523
5.68%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 5,000	5,033,142
5.54%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,000	1,006,000
5.95%, 01/21/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 3,000	3,010,309
10.16%, 07/16/35, (3-mo. CME Term SOFR + 5.850%)(a)(b)	USD 1,240	1,248,867
1.00%, 01/15/37, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 5,790	5,790,000
Octagon 66 Ltd., 6.24%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 5,650	5,681,615
Octagon Investment Partners 18-R Ltd., 5.53%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,400	1,401,167
Octagon Investment Partners 35 Ltd., 5.61%, 01/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 1,054	1,056,062
Octagon Investment Partners 36 Ltd.
5.53%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,882	1,883,830
5.95%, 04/15/31, (3-mo. CME Term SOFR + 1.652%)(a)(b)	USD 250	250,445
Octagon Investment Partners 39 Ltd., 5.44%, 10/20/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 2,227	2,226,728
Octagon Investment Partners XVI Ltd., 5.58%, 07/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,131	1,132,200
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.56%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 344	344,482
Octagon Investment Partners XXI Ltd.
5.78%, 02/14/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 4,117	4,118,323
6.18%, 02/14/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 2,887	2,896,054
OHA Credit Funding 10 Ltd., 5.68%, 01/18/36, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 950	951,678
OHA Credit Funding 13 Ltd., 5.64%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 751	755,164
OHA Credit Funding 2 Ltd.
5.52%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD 500	499,980
6.98%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD 1,550	1,576,815
OHA Credit Funding 3 Ltd., 5.61%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 750	756,863
OHA Credit Funding 5 Ltd.
5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 4,750	4,780,307
5.99%, 10/18/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,750	1,765,725
OHA Credit Funding 6 Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,000	3,022,484
OHA Credit Funding 7 Ltd., 10.54%, 02/24/37, (3-mo. CME Term SOFR + 6.250%)(a)(b)	USD 900	904,458
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 9 Ltd.
5.64%, 10/19/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 5,000	$5,031,635
5.99%, 10/19/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 2,000	2,017,001
OHA Credit Partners XVI, 5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 625	630,617
OHA Loan Funding Ltd.
5.82%, 05/23/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 193	193,609
5.70%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 2,500	2,506,696
6.25%, 01/19/37, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	501,364
5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 250	251,866
OneMain Direct Auto Receivables Trust
6.04%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD 381	382,445
5.81%, 02/14/31(a)	USD 310	315,332
6.10%, 07/14/37(a)	USD 1,651	1,682,950
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD 350	336,435
2.47%, 06/16/36(a)	USD 500	449,345
4.89%, 10/14/34(a)	USD 1,413	1,413,362
1.75%, 09/14/35(a)	USD 500	481,465
5.50%, 06/14/38(a)	USD 2,310	2,351,923
1.95%, 06/16/36(a)	USD 200	183,431
2.21%, 09/14/35(a)	USD 392	367,765
7.52%, 09/15/36(a)	USD 595	617,663
5.94%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD 4,250	4,325,992
6.17%, 09/15/36(a)	USD 323	331,096
7.49%, 06/14/38(a)	USD 595	623,632
2.76%, 09/14/35(a)	USD 575	540,541
4.04%, 03/14/33(a)	USD 296	295,447
5.77%, 03/14/33(a)	USD 701	700,863
5.79%, 05/14/41(a)	USD 3,710	3,810,505
Orchard Park CLO Ltd.
6.01%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	1,005,840
10.25%, 10/20/37, (3-mo. CME Term SOFR + 5.600%)(a)(b)	USD 1,000	1,033,460
Owl Rock CLO V Ltd., 6.07%, 04/20/34, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD 1,500	1,501,934
OZLM Funding II Ltd., 6.09%, 07/30/31, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 3,000	3,006,868
OZLM VI Ltd., 5.43%, 04/17/31, (3-mo. CME Term SOFR + 0.868%)(a)(b)	USD 1,725	1,725,782
OZLM XVIII Ltd.
5.58%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 2,668	2,671,613
6.11%, 04/15/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 500	501,081
Palmer Square CLO Ltd.
5.71%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 7,145	7,157,025
5.93%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 4,577	4,586,154
6.21%, 01/15/35, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 500	503,513
Security	Par (000)	Value
11.31%, 04/16/37, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD 1,000	$1,026,314
5.64%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 250	252,250
5.89%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 5,000	5,036,211
5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,500	4,537,457
10.61%, 10/15/34, (3-mo. CME Term SOFR + 6.312%)(a)(b)	USD 955	959,715
10.71%, 01/15/35, (3-mo. CME Term SOFR + 6.412%)(a)(b)	USD 275	276,358
1.00%, 04/20/38, (3-mo. CME Term SOFR + 4.500%)(a)(b)	USD 750	750,000
1.00%, 04/20/38, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD 1,000	1,000,000
Series 2021-3A, Class A1, 5.71%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,001,924
Palmer Square European CLO DAC, 6.79%, 01/15/38, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 372	389,390
Palmer Square European Loan Funding DAC
6.50%, 05/15/34, (3-mo. EURIBOR + 3.150%)(b)(c)	EUR 730	763,751
5.74%, 05/15/34, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR 850	886,686
Palmer Square Loan Funding Ltd.
5.35%, 07/20/29, (3-mo. CME Term SOFR + 1.062%)(a)(b)	USD 80	79,718
5.35%, 04/15/30, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD 65	64,628
6.03%, 05/20/29, (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 631	631,744
5.95%, 07/20/29, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 6,690	6,705,576
5.90%, 04/15/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,002,437
5.40%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 431	431,571
5.57%, 10/15/30, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 158	158,223
5.75%, 01/25/32, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 1,350	1,354,216
5.60%, 08/08/32, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 4,647	4,656,175
6.17%, 08/08/32, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 8,600	8,632,609
6.42%, 08/08/32, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,000	1,003,971
7.47%, 08/08/32, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD 2,000	2,010,825
6.20%, 10/15/30, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 4,050	4,067,403
9.20%, 10/15/32, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD 945	952,714
9.15%, 01/15/33, (3-mo. CME Term SOFR + 4.700%)(a)(b)	USD 750	755,777
5.35%, 10/15/32, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD 920	922,255
Park Blue CLO Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD 2,725	2,748,840

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
PCL Funding IX PLC
5.61%, 07/16/29, (1-day SONIA + 0.900%)(b)(c)	GBP 1,142	$1,418,358
6.01%, 07/16/29, (1-day SONIA + 1.300%)(b)(c)	GBP 100	124,479
Peace Park CLO Ltd. Series 2021 1A, Class A, 5.68%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,237	1,239,415
Penta CLO 17 DAC, 6.81%, 08/15/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 685	719,657
PFP Ltd., 6.13%, 09/17/39, (1-mo. CME Term SOFR + 1.832%)(a)(b)	USD 1,951	1,960,739
PFS Financing Corp.
4.90%, 08/15/27(a)	USD 1,172	1,169,752
5.71%, 01/15/28, (30-day Avg SOFR + 1.300%)(a)(b)	USD 2,440	2,453,223
5.61%, 04/15/28, (30-day Avg SOFR + 1.200%)(a)(b)	USD 1,750	1,750,667
Pikes Peak CLO 5, 11.19%, 10/20/37, (3-mo. CME Term SOFR + 6.900%)(a)(b)	USD 1,000	1,019,907
Point Au Roche Park CLO Ltd., 5.63%, 07/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 700	701,390
Pony SA Compartment German Auto Loans
3.69%, 01/14/33, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 100	103,452
3.36%, 01/14/33, (1-mo. EURIBOR + 0.520%)(b)(c)	EUR 1,200	1,245,403
4.04%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 100	103,732
Post CLO Ltd.
6.31%, 10/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 265	266,180
6.19%, 04/20/35, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,805	1,812,876
Post CLO VI Ltd., 5.88%, 01/20/38, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,750	1,756,723
PRET LLC
11.00%, 07/25/54(a)(d)	USD 2,305	2,315,280
5.96%, 09/25/54(a)(d)	USD 4,936	4,897,304
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD 2,089	1,940,883
Providus CLO II DAC, 5.99%, 10/15/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 910	954,683
Providus Clo VI DAC, 6.20%, 05/20/34, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,000	1,046,908
Quarzo SRL
4.49%, 06/15/41, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 301	313,164
3.68%, 06/15/41, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,138	1,183,160
5.19%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	104,466
Race Point IX CLO Ltd., 5.50%, 10/15/30, (3-mo. CME Term SOFR + 1.202%)(a)(b)	USD 344	344,551
Rad CLO 10 Ltd., 5.95%, 04/23/34, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 250	250,454
Rad CLO 18 Ltd., 6.25%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 250	251,064
Rad CLO 24 Ltd., 6.29%, 07/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 1,000	1,010,118
Security	Par (000)	Value
RAD CLO 28 Ltd., 7.06%, 04/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD 750	$757,500
Rad CLO 4 Ltd., 5.53%, 04/25/32, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD 169	168,870
Rad CLO 5 Ltd., 5.68%, 07/24/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 1,814	1,817,211
Rad CLO 6 Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,000	3,028,415
Rad CLO 7 Ltd., 5.65%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,500	1,501,790
Recette CLO Ltd., 5.63%, 04/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,280	2,285,016
Red & Black Auto Italy SRL
3.55%, 07/28/36, (1-mo. EURIBOR + 0.810%)(b)(c)	EUR 1,061	1,103,560
3.84%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 100	103,730
Regatta 30 Funding Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 3,000	3,026,250
Regatta VI Funding Ltd., 5.71%, 04/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 2,000	2,001,635
Regatta XII Funding Ltd., 6.05%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,540	3,561,801
Regatta XIV Funding Ltd., 5.40%, 10/25/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 360	360,376
Regatta XV Funding Ltd.
5.50%, 10/25/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 724	724,935
5.85%, 10/25/31, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 1,075	1,076,094
Regatta XVIII Funding Ltd.
6.01%, 01/15/34, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 2,855	2,866,660
5.66%, 01/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 500	501,000
Regatta XX Funding Ltd.
5.72%, 10/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 1,000	1,000,000
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 1,250	1,250,000
Regatta XXIV Funding Ltd., 5.64%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 1,000	1,005,198
Regatta XXVIII Funding Ltd., 5.85%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 750	755,722
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD 1,076	1,063,512
1.68%, 03/17/31(a)	USD 1,580	1,565,912
1.90%, 08/15/33(a)	USD 4,477	4,180,748
2.42%, 03/17/31(a)	USD 400	391,561
2.35%, 08/15/33(a)	USD 1,710	1,544,398
3.71%, 03/15/32(a)	USD 1,080	1,048,653
5.83%, 07/15/36(a)	USD 1,371	1,399,224
7.46%, 07/15/36(a)	USD 3,844	3,996,342
5.49%, 12/15/33(a)	USD 1,033	1,038,182
5.74%, 12/15/33(a)	USD 3,736	3,756,517
6.33%, 12/15/33(a)	USD 750	754,222
Republic Finance Issuance Trust
2.30%, 12/22/31(a)	USD 8,298	8,185,958
3.53%, 12/22/31(a)	USD 5,550	5,333,667
5.91%, 08/20/32(a)	USD 4,124	4,167,500
6.47%, 08/20/32(a)	USD 1,801	1,831,016
5.42%, 11/20/37(a)	USD 3,143	3,171,631
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.86%, 11/20/37(a)	USD 3,630	$3,654,120
7.28%, 08/20/32(a)	USD 1,665	1,702,513
Rockford Tower CLO Ltd.
5.74%, 10/20/30, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD 584	584,459
5.88%, 05/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 4,748	4,753,669
5.71%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 550	551,776
5.71%, 10/20/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 155	155,259
Rockland Park CLO Ltd., 10.80%, 04/20/34, (3-mo. CME Term SOFR + 6.512%)(a)(b)	USD 1,000	1,005,392
Romark CLO Ltd., 5.58%, 10/23/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 2,466	2,468,550
RR 1 LLC
5.71%, 07/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,125	1,126,888
6.16%, 07/15/35, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,345
RR 16 Ltd., 5.67%, 07/15/36, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD 250	250,430
RR 18 Ltd., 6.16%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 2,500	2,506,843
RR 19 Ltd., 5.70%, 10/15/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,630	1,633,162
RR 32 Ltd., 5.66%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 250	252,000
RR 37 Ltd., 1.00%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 3,000	3,000,000
RR 8 Ltd., 5.65%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 2,045	2,049,358
RR15 Ltd., 6.01%, 04/15/36, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 300	300,427
Sandstone Peak Ltd., 6.13%, 10/15/34, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD 2,000	2,005,299
SC Germany SA Compartment Consumer
4.58%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	103,882
4.28%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,553
3.58%, 05/14/38	EUR 1,000	1,041,345
3.98%, 05/14/38, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 600	624,996
SCF Rahoituspalvelut XIII DAC
3.34%, 06/25/34, (1-mo. EURIBOR + 0.580%)(b)(c)	EUR 485	503,591
3.76%, 06/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 100	103,574
4.16%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,574
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD 36	34,725
6.39%, 11/20/35(a)	USD 1,038	1,054,821
Shackleton CLO Ltd.
5.68%, 07/15/30, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 75	74,815
5.55%, 04/13/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 696	697,777
6.44%, 08/15/30, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,375
Security	Par (000)	Value
Signal Peak CLO 11 Ltd., 5.74%, 07/18/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 1,000	$1,007,309
Signal Peak CLO 7 Ltd., 5.71%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,000	1,008,851
Signal Peak CLO 8 Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,300	3,331,525
Silver Point CLO 7 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 2,000	2,013,004
Sixth Street CLO XIII Ltd., 1.00%, 01/21/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD 1,000	1,000,000
Sixth Street CLO XIX Ltd., 6.25%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	501,173
Sixth Street CLO XX Ltd., 6.20%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,708
SLM Private Credit Student Loan Trust
4.86%, 12/16/41, (3-mo. CME Term SOFR + 0.502%)(b)	USD 397	392,204
5.05%, 09/15/33, (3-mo. CME Term SOFR + 0.692%)(b)	USD 247	243,025
Series 2004-A, Class A3, 5.02%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD 330	327,646
Series 2005-A, Class A4, 4.93%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD 1,455	1,426,046
Series 2006-A, Class A5, 4.91%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD 83	80,029
SLM Private Education Loan Trust, 9.17%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD 2,641	2,764,150
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD 122	119,486
2.76%, 07/15/53(a)	USD 1,016	889,109
2.31%, 01/15/53(a)	USD 4,357	4,205,225
5.22%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 1,752	1,744,244
2.30%, 01/15/53(a)	USD 1,478	1,420,764
5.86%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD 1,390	1,409,878
5.42%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 605	605,368
4.48%, 05/16/50(a)	USD 924	908,635
1.59%, 01/15/53(a)	USD 5,976	5,426,644
6.21%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD 2,832	2,903,373
2.84%, 06/15/37(a)	USD 212	205,962
1.34%, 03/17/53(a)	USD 139	128,870
2.23%, 09/15/37(a)	USD 127	121,380
5.17%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 112	112,224
5.67%, 11/15/52(a)	USD 2,130	2,157,672
5.95%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD 4,868	4,923,087
5.25%, 09/15/37, (1-mo. CME Term SOFR + 0.945%)(a)(b)	USD 1,280	1,279,628
5.14%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 180	179,649
3.50%, 09/15/43(a)	USD 35	34,254
3.50%, 06/17/41(a)	USD 100	97,542
5.15%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD 2,212	2,198,541
5.52%, 09/15/34, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 8	7,669
3.50%, 02/15/36(a)	USD 33	32,601

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.29%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD 938	$937,100
5.28%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 611	608,496
2.50%, 09/15/54(a)	USD 380	327,474
5.91%, 01/15/53, (30-day Avg SOFR + 1.500%)(a)(b)	USD 1,709	1,723,439
1.07%, 01/15/53(a)	USD 1,243	1,105,860
5.52%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 205	205,772
5.86%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD 9,793	10,018,476
5.88%, 03/15/56(a)	USD 1,802	1,821,046
5.28%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 3,723	3,714,348
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 182	182,269
6.15%, 10/15/58(a)	USD 1,647	1,676,140
5.24%, 03/15/56(a)	USD 2,173	2,170,763
1.39%, 01/15/53(a)	USD 255	229,924
5.50%, 06/17/52, (30-day Avg SOFR + 1.100%)(a)(b)	USD 1,834	1,845,058
3.25%, 11/16/54(a)	USD 506	463,057
5.09%, 05/16/50(a)	USD 5,072	4,875,919
3.00%, 08/15/45(a)	USD 3,600	3,252,916
5.09%, 10/16/56(a)	USD 3,358	3,348,257
5.50%, 07/15/53, (30-day Avg SOFR + 1.100%)(a)(b)	USD 469	472,808
5.06%, 03/16/54(a)	USD 1,726	1,719,585
3.56%, 06/15/43(a)	USD 4,335	4,053,456
Series 2017-A, Class A2B, 5.32%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 32	31,855
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD 66	66,962
6.06%, 02/12/31(a)	USD 889	894,799
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	USD 1,050	1,021,714
SoFi Professional Loan Program LLC
3.59%, 01/25/48(a)	USD 29	28,341
3.12%, 05/15/46(a)	USD 365	308,379
3.61%, 09/25/40(a)	USD 1,663	1,552,719
3.36%, 02/15/46(a)	USD 537	447,472
1.95%, 02/15/46(a)	USD 2,077	1,925,030
1.14%, 02/15/47(a)	USD 1,816	1,564,474
SoFi Professional Loan Program Trust
2.17%, 05/15/46(a)	USD 1,654	1,538,472
2.73%, 05/15/46(a)	USD 1,350	1,074,663
Sona Fios CLO III DAC, 6.41%, 04/20/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,800	1,870,121
Sound Point CLO V-R Ltd.
5.70%, 07/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 628	629,537
6.30%, 07/18/31, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 1,000	1,003,524
Sound Point CLO XXII Ltd., 5.32%, 01/20/32, (3-mo. CME Term SOFR + 1.030%)(a)(b)	USD 1,520	1,522,826
Sound Point CLO XXXII Ltd., 5.71%, 10/25/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 3,000	3,001,870
Sounds Point CLO IV-R Ltd., 5.70%, 04/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,460	1,462,828
Southwick Park CLO LLC, 5.61%, 07/20/32, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 968	968,776
Security	Par (000)	Value
STAR Trust, 6.75%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	USD 1,667	$1,673,376
Subway Funding LLC, 6.03%, 07/30/54(a)	USD 1,109	1,120,564
Sycamore Tree CLO Ltd.
5.71%, 04/20/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,000	1,001,884
5.94%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 1,000	1,007,180
6.44%, 04/20/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 1,000	1,009,951
Symphony CLO 38 Ltd.
7.20%, 04/24/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD 250	252,182
10.30%, 04/24/36, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD 1,260	1,261,058
Symphony CLO 44 Ltd., 10.44%, 07/14/37, (3-mo. CME Term SOFR + 6.150%)(a)(b)	USD 1,000	1,034,194
Symphony CLO Ltd., 6.55%, 04/24/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD 250	251,318
Symphony CLO XIX Ltd., 5.53%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 935	934,784
Symphony CLO XVI Ltd., 5.50%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,744	2,745,875
Symphony CLO XX Ltd., 5.86%, 01/16/32, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 1,000	1,000,468
Symphony CLO XXXIII Ltd., 5.54%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD 1,000	1,007,500
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
5.36%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR 100	103,788
4.56%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR 100	103,789
6.76%, 10/27/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 100	104,852
TCI-Flatiron CLO Ltd.
5.40%, 01/17/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 556	556,964
5.71%, 11/18/30, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 400	400,374
6.31%, 11/18/30, (3-mo. CME Term SOFR + 1.822%)(a)(b)	USD 2,500	2,504,867
7.50%, 11/18/30, (3-mo. CME Term SOFR + 3.012%)(a)(b)	USD 1,250	1,257,449
TCI-Symphony CLO Ltd.
5.57%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 1,833	1,833,751
5.49%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD 188	188,572
TCW CLO Ltd., 1.00%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 750	750,000
Texas Debt Capital CLO Ltd., 10.29%, 04/22/37, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD 2,000	2,064,171
Texas Debt Capital Euro CLO DAC, 6.36%, 07/16/38, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 828	862,328
Thayer Park CLO Ltd., 5.59%, 04/20/34, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 1,000	1,001,502
TICP CLO VI Ltd., 5.68%, 01/15/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 250	250,475
TICP CLO VII Ltd., 6.20%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,000	1,003,417
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TICP CLO XII Ltd., 5.73%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	$250,426
TICP CLO XIV Ltd., 6.20%, 10/20/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,250	1,255,109
Tikehau CLO VI DAC, 6.39%, 01/15/35, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,052,283
Tikehau CLO XII DAC, 6.62%, 10/20/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,300	1,371,061
Towd Point HE Trust, 6.88%, 02/25/63(a)	USD 2,581	2,582,164
Trestles CLO II Ltd., 5.87%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	USD 750	757,342
Trestles CLO III Ltd., 10.39%, 10/20/37, (3-mo. CME Term SOFR + 6.100%)(a)(b)	USD 1,000	1,024,927
Trestles CLO IV Ltd., 5.72%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 2,580	2,586,708
Trestles CLO V Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 5,750	5,768,939
Trestles CLO VII Ltd., 6.20%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 1,000	1,007,000
TREVA Equipment Finance SA - Compartment
3.72%, 01/20/35, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR 140	144,756
3.46%, 01/20/35, (1-mo. EURIBOR + 0.640%)(b)(c)	EUR 698	724,916
Tricon Residential Trust
4.75%, 04/17/41(a)	USD 1,818	1,777,305
4.50%, 08/17/41(a)	USD 1,377	1,347,075
Trimaran Cavu Ltd., 7.81%, 10/25/34, (3-mo. CME Term SOFR + 3.512%)(a)(b)	USD 1,500	1,508,621
Trimaran CAVU Ltd.
5.69%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 4,000	4,034,167
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 4,000	4,019,880
Trinitas CLO VI Ltd., 5.63%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 255	255,519
Trinitas CLO XIV Ltd., 5.64%, 01/25/34, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 2,405	2,412,605
Trinitas CLO XVI Ltd., 5.73%, 07/20/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 2,750	2,758,745
Trinitas CLO XVIII Ltd., 5.72%, 01/20/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,001,800
Trinitas CLO XXXI Ltd., 5.73%, 01/22/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 270	271,619
Valley Stream Park CLO Ltd., 6.14%, 01/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 5,840	5,867,580
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP 480	608,618
Verizon Master Trust, 4.83%, 12/22/31(a)	USD 345	346,529
Victory Street CLO I DAC, 6.23%, 01/15/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR 1,250	1,304,081
Vista Point Securitization Trust, 6.68%, 05/25/54(a)(d)	USD 2,043	2,072,109
Voya CLO Ltd.
6.21%, 10/17/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,851
5.58%, 04/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 186	186,562
6.44%, 10/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 400	403,335
5.56%, 07/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 110	110,200
Security	Par (000)	Value
5.50%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 3,558	$3,558,362
5.49%, 07/20/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,831	1,835,558
5.44%, 10/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,199	1,198,928
5.44%, 10/18/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,208	1,210,021
5.54%, 04/18/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 1,934	1,936,288
5.85%, 04/19/31, (3-mo. CME Term SOFR + 1.562%)(a)(b)	USD 1,050	1,052,649
5.53%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 305	305,852
5.50%, 04/19/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 399	399,507
5.82%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 5,000	5,030,315
Voya Euro CLO IV DAC, 5.89%, 10/15/34, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR 500	523,436
Voya Ltd. Series 2012-4, , 5.92%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 68	68,147
Warwick Capital CLO 1 Ltd., 6.39%, 10/20/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD 2,000	2,019,007
Warwick Capital CLO 5 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 500	501,163
Whitebox CLO I Ltd.
5.62%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 5,835	5,845,024
8.55%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD 1,960	1,980,858
Whitebox CLO II Ltd.
5.68%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 1,750	1,764,000
6.05%, 10/24/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 250	251,919
Whitebox CLO III Ltd.
5.57%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 5,550	5,559,486
7.15%, 10/15/35, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD 750	758,282
9.95%, 10/15/35, (3-mo. CME Term SOFR + 5.650%)(a)(b)	USD 1,500	1,515,791
Whitebox CLO IV Ltd.
6.44%, 04/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 725	728,343
6.89%, 04/20/36, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD 1,000	1,010,458
Wildwood Park CLO Ltd.
5.78%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 3,000	3,018,013
10.17%, 10/20/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	USD 1,000	1,039,793
Total Asset-Backed Securities — 17.5% (Cost: $1,320,672,369)		1,323,545,047
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.3%
Edenbrook Mortgage Funding PLC, 5.58%, 03/22/57, (1-day SONIA + 0.870%)(b)(c)	GBP 563	699,158
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD 7,258	7,265,465

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
London Wall Mortgage Capital PLC
6.22%, 05/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP 413	$511,657
6.72%, 05/15/57, (1-day SONIA + 2.000%)(b)(c)	GBP 307	381,097
RCKT Mortgage Trust, 6.59%, 05/25/44(a)(b)	USD 1,721	1,750,754
Towd Point Mortgage Trust
5.12%, 09/25/64(a)(d)	USD 4,645	4,619,716
5.17%, 09/25/64(a)(d)	USD 3,000	2,952,836
Tower Bridge Funding PLC, 5.81%, 12/20/66, (1-day SONIA + 1.100%)(b)(c)	GBP 333	413,510
Vista Point Securitization Trust Series, 5.25%, 10/25/54(a)(d)	USD 7,515	7,454,861
		26,049,054
Mortgage-Backed Securities — 21.4%
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD 6,040	6,524,379
A&D Mortgage Trust
5.46%, 08/25/69(a)	USD 1,691	1,682,606
5.70%, 11/25/69(a)	USD 6,625	6,632,608
6.20%, 02/25/69(a)(d)	USD 805	810,643
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD 6,997	7,003,662
ADMT, 5.67%, 01/25/70(a)(b)	USD 9,941	9,934,159
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD 4,084	3,480,268
1.19%, 04/25/66(a)(b)	USD 259	221,574
1.45%, 04/25/66(a)(b)	USD 1,542	1,328,443
2.88%, 12/25/66(a)(d)	USD 1,626	1,481,114
3.35%, 01/25/67(a)(b)	USD 198	182,390
3.86%, 01/26/65(a)(b)	USD 93	88,728
4.75%, 09/26/67(a)(d)	USD 4,730	4,669,104
4.80%, 11/26/68(a)(d)	USD 2,701	2,645,752
5.14%, 09/25/69(a)(d)	USD 7,672	7,614,395
5.21%, 08/25/68(a)(d)	USD 1,266	1,251,724
5.35%, 10/25/69(a)(d)	USD 7,777	7,733,034
5.46%, 12/26/69(a)(d)	USD 5,985	5,967,619
5.65%, 10/25/69(a)(d)	USD 14,783	14,781,760
5.69%, 01/25/70(a)(d)	USD 3,860	3,873,302
5.70%, 08/25/69(a)(d)	USD 3,341	3,343,955
5.99%, 01/25/69(a)(d)	USD 1,691	1,700,080
6.20%, 01/25/69(a)(d)	USD 2,036	2,049,423
6.50%, 12/25/67(a)(d)	USD 221	222,915
AOMT, 4.65%, 11/25/67(a)(d)	USD 956	936,792
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD 190	146,503
ARES Commercial Mortgage Trust
6.00%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 8,030	8,060,112
8.24%, 07/15/41, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD 1,500	1,498,126
ARES1, 5.75%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 11,970	11,999,925
Arroyo Mortgage Trust
3.81%, 01/25/49(a)(b)	USD 560	539,315
4.95%, 07/25/57(a)(d)	USD 747	742,510
ARZ Trust, 5.77%, 06/11/29(a)	USD 2,430	2,471,872
Atlas Funding PLC
5.55%, 09/20/61	GBP 636	791,117
6.00%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP 101	125,063
6.25%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP 100	123,707
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ATLX Trust, 3.85%, 04/25/64(a)(d)	USD 6,743	$6,435,286
Atrium Hotel Portfolio Trust
5.59%, 11/10/29(a)(b)	USD 5,400	5,422,080
9.52%, 11/10/29(a)(b)	USD 4,855	5,007,837
BAHA Trust
6.17%, 12/10/41(a)(b)	USD 9,840	10,009,179
7.07%, 12/10/41(a)(b)	USD 2,160	2,240,859
7.77%, 12/10/41(a)(b)	USD 8,225	8,560,726
BAMLL Commercial Mortgage Securities Trust, 6.32%, 03/15/37, (1-mo. CME Term SOFR + 2.014%)(a)(b)	USD 1,500	1,498,874
BAMLL Trust, 6.66%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 1,800	1,802,247
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD 420	406,172
Bank5 Trust, 6.23%, 05/15/57	USD 8,472	8,817,661
Barclays Mortgage Loan Trust, 5.90%, 01/25/64(a)(d)	USD 3,357	3,366,626
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 5.23%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD 4,000	3,849,494
Benchmark Mortgage Trust, 0.81%, 07/15/56(b)	USD 2,998	76,759
BFLD Commercial Mortgage Trust, 5.80%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD 5,340	5,353,350
BFLD Mortgage Trust
6.02%, 06/15/38, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 3,017	3,017,000
6.20%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD 6,300	6,321,649
BHMS Mortgage Trust
5.85%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 5,945	5,941,328
6.10%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD 235	234,124
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD 1,517	1,342,386
BLP Commercial Mortgage Trust
5.65%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	USD 4,754	4,765,509
6.00%, 03/15/40, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 1,160	1,161,450
BMP, 7.70%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD 2,380	2,368,104
BMP Trust, 5.68%, 06/15/41, (1-mo. CME Term SOFR + 1.372%)(a)(b)	USD 6,555	6,583,668
BOCA Commercial Mortgage Trust, 6.23%, 08/15/41, (1-mo. CME Term SOFR + 1.921%)(a)(b)	USD 6,000	6,030,000
BPR Commercial Mortgage Trust, 7.23%, 11/05/39(a)(b)	USD 4,050	4,219,024
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD 1,250	1,300,507
BPR Trust
5.47%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 5,822	5,807,944
7.54%, 08/15/39, (1-mo. CME Term SOFR + 3.232%)(a)(b)	USD 3,000	2,999,062
Braccan Mortgage Funding PLC
5.69%, 02/15/67	GBP 1,153	1,434,545
6.05%, 01/15/67, (1-day SONIA + 1.200%)(b)(c)	GBP 405	502,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
9.19%, 01/15/67, (1-day SONIA + 4.340%)(b)(c)	GBP 716	$892,645
BRAVO Residential Funding Trust
4.30%, 08/01/53(a)(d)	USD 10,458	10,126,635
4.35%, 01/25/60(a)(d)	USD 1,405	1,357,282
5.11%, 07/25/62(a)(b)	USD 1,710	1,702,105
5.55%, 10/27/64(a)(d)	USD 7,718	7,709,700
5.60%, 01/25/60(a)(d)	USD 937	903,633
5.76%, 01/25/63(a)(d)	USD 2,541	2,543,042
6.19%, 03/25/64(a)(d)	USD 1,282	1,290,237
6.44%, 05/25/63(a)(d)	USD 627	630,906
BWAY Mortgage Trust, 2.81%, 03/10/33(a)	USD 83	83,044
BX Commercial Mortgage Trust
5.07%, 05/15/38, (1-mo. CME Term SOFR + 0.767%)(a)(b)	USD 1,087	1,086,172
5.09%, 06/15/38, (1-mo. CME Term SOFR + 0.784%)(a)(b)	USD 1,710	1,708,036
5.32%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	USD 1,129	1,127,692
5.60%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD 2,920	2,920,000
5.70%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	USD 6,106	6,123,486
5.75%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 5,444	5,468,032
5.75%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 2,723	2,731,281
5.80%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD 6,300	6,327,562
5.85%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 5,927	5,947,347
5.95%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 5,093	5,114,137
6.00%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 11,765	11,842,208
6.07%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD 8,774	8,817,821
6.20%, 12/15/39, (1-mo. CME Term SOFR + 1.892%)(a)(b)	USD 900	900,562
7.00%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 4,184	4,183,955
7.18%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD 6,465	6,513,175
7.45%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD 2,900	2,918,125
7.45%, 02/15/39, (1-mo. CME Term SOFR + 3.140%)(a)(b)	USD 778	779,552
8.04%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	USD 1,328	1,336,411
8.19%, 06/15/27, (1-mo. CME Term SOFR + 3.889%)(a)(b)	USD 600	603,750
10.28%, 10/15/41, (1-mo. CME Term SOFR + 5.971%)(a)(b)	USD 2,215	2,231,608
BX Trust
5.12%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 2,642	2,637,258
5.16%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD 4,850	4,834,844
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 4,300	4,294,625
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 1,194	$1,192,630
5.31%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 5,385	5,381,634
5.40%, 05/15/35, (1-mo. CME Term SOFR + 1.097%)(a)(b)	USD 1,435	1,434,103
5.62%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	USD 105	104,770
5.75%, 04/15/41, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 4,433	4,445,978
5.77%, 02/15/36, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 100	99,812
5.80%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 6,730	6,763,637
5.80%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 2,357	2,359,466
5.82%, 05/15/35, (1-mo. CME Term SOFR + 1.517%)(a)(b)	USD 1,540	1,539,037
5.85%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 7,754	7,758,692
5.89%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	USD 60	59,737
6.40%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD 2,460	2,466,150
7.00%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 5,859	5,902,942
7.00%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 1,505	1,510,246
7.65%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD 1,000	1,008,735
CAFL Issuer LLC, 6.75%, 11/28/31(a)(d)	USD 3,000	3,024,095
Cali, 6.19%, 07/15/41, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 4,580	4,591,450
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD 430	412,685
CEDR Commercial Mortgage Trust, 5.29%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD 300	286,516
CENT Trust, 6.93%, 09/15/38, (1-mo. CME Term SOFR + 2.620%)(a)(b)	USD 2,860	2,886,954
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD 435	426,306
CFK Trust, 2.39%, 03/15/39(a)	USD 500	463,708
CFMT LLC, 4.00%, 10/25/54(a)(d)	USD 4,681	4,548,964
Chase Home Lending Mortgage Trust
5.50%, 08/25/55(a)(b)	USD 4,651	4,621,543
6.00%, 01/25/55(a)(b)	USD 1,656	1,656,144
6.00%, 02/25/55(a)(b)	USD 4,058	4,090,629
6.00%, 02/25/55(a)(b)	USD 1,548	1,553,750
6.50%, 01/25/55(a)(b)	USD 979	993,225
CHNGE Mortgage Trust, 3.01%, 01/25/67(a)(b)	USD 1,918	1,780,564
CIM Trust
1.43%, 07/25/61(a)(b)	USD 6,338	5,603,955
5.66%, 10/25/69(a)(d)	USD 4,000	3,999,966
6.44%, 10/25/69(a)(b)	USD 3,561	3,560,792
6.64%, 12/25/67(a)(d)	USD 763	770,081
Citadel PLC
5.72%, 04/28/60, (1-day SONIA + 1.020%)(b)(c)	GBP 2,209	2,744,717
6.15%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP 100	123,903

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.45%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP 100	$123,903
7.15%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP 100	123,833
8.45%, 04/28/60, (1-day SONIA + 3.750%)(b)(c)	GBP 100	123,836
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD 833	714,165
3.58%, 04/10/49	USD 1,000	976,648
4.41%, 06/10/51(b)	USD 425	408,753
5.82%, 10/12/40(a)(b)	USD 2,310	2,352,947
COAST Commercial Mortgage Trust, 6.90%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD 2,645	2,651,222
Colt Mortgage Loan Trust, 5.54%, 12/26/69(a)(d)	USD 7,932	7,916,298
COLT Mortgage Loan Trust
0.96%, 09/27/66(a)(b)	USD 757	614,198
1.21%, 07/27/54(a)	USD 950	832,666
1.33%, 10/26/65(a)(b)	USD 1,104	1,002,936
2.02%, 04/27/65(a)(b)	USD 117	113,868
3.70%, 03/25/65(a)(b)	USD 1,500	1,455,494
3.90%, 02/25/67(a)(b)	USD 149	142,252
4.30%, 03/25/67(a)(b)	USD 1,759	1,733,574
5.12%, 08/25/69(a)(d)	USD 6,793	6,729,154
5.39%, 11/25/69(a)(d)	USD 5,614	5,588,512
5.61%, 05/25/69(a)(d)	USD 8,360	8,360,876
5.84%, 02/25/69(a)(d)	USD 1,466	1,470,141
6.05%, 04/25/68(a)(d)	USD 320	321,364
6.13%, 04/25/69(a)(d)	USD 2,374	2,387,776
6.60%, 07/25/68(a)(d)	USD 2,822	2,845,216
7.43%, 09/25/68(a)(d)	USD 94	95,596
COLT Pass-Through Certificates, 0.86%, 05/25/65(a)(b)	USD 3,608	3,088,102
Commission Mortgage Trust
3.53%, 02/10/48	USD 17	17,032
3.83%, 02/10/48(b)	USD 205	200,962
5.87%, 12/10/41(a)(b)	USD 2,950	2,989,901
6.15%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD 3,430	3,419,281
Series 2015-CR22, Class AM, 3.60%, 03/10/48(b)	USD 325	315,870
Series 2015-CR24, Class A5, 3.70%, 08/10/48	USD 100	99,366
CONE Trust
5.95%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 6,278	6,305,466
8.19%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD 690	689,137
Cross Mortgage Trust
5.13%, 09/25/69(a)(b)	USD 7,809	7,741,388
5.59%, 11/25/69(a)(b)	USD 6,294	6,292,760
5.74%, 02/25/70(a)(b)	USD 3,860	3,854,872
5.85%, 08/26/69(a)(d)	USD 2,055	2,063,655
6.09%, 12/25/68(a)(d)	USD 1,075	1,077,714
6.09%, 04/25/69(a)(d)	USD 4,765	4,794,183
6.48%, 02/25/70(a)(b)	USD 2,979	2,982,629
7.14%, 11/25/68(a)(d)	USD 738	751,275
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD 72	64,430
3.61%, 06/15/52	USD 915	841,267
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.17%, 11/15/48(b)	USD 720	$711,004
CSMC Trust
0.83%, 03/25/56(a)(b)	USD 2,532	2,050,421
1.18%, 02/25/66(a)(b)	USD 219	192,921
2.13%, 02/25/43(a)(b)	USD 1,231	1,048,869
2.26%, 08/15/37(a)	USD 151	147,972
2.82%, 08/15/37(a)	USD 550	538,313
3.50%, 12/25/44(a)(b)	USD 141	127,760
3.50%, 03/25/45(a)(b)	USD 134	121,739
4.05%, 12/15/49(b)	USD 900	860,066
4.06%, 10/25/59(a)(d)	USD 3,038	2,985,995
5.57%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 1,505	1,500,297
CSTL Commercial Mortgage Trust, 4.92%, 11/10/41(a)(b)	USD 7,880	7,730,002
DBGS, 6.19%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD 7,820	7,856,656
DBGS Mortgage Trust, 5.90%, 05/15/35, (1-mo. CME Term SOFR + 1.596%)(a)(b)	USD 390	386,100
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD 250	231,426
DBWF Mortgage Trust, 6.05%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 2,000	2,006,250
DC Trust
5.73%, 04/13/40(a)(b)	USD 2,440	2,458,647
7.71%, 04/13/40(a)(b)	USD 3,250	3,327,785
Deephaven Residential Mortgage Trust
0.72%, 05/25/65(a)(b)	USD 1,974	1,859,349
1.19%, 08/25/66(a)(b)	USD 816	704,145
2.96%, 01/25/67(a)(b)	USD 140	110,599
5.74%, 07/25/69(a)(d)	USD 4,045	4,048,722
DK Trust
5.81%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD 4,910	4,919,206
7.06%, 03/15/34, (1-mo. CME Term SOFR + 2.750%)(a)(b)	USD 1,400	1,399,125
EFMT
6.59%, 01/25/70(a)(b)	USD 3,388	3,400,639
6.65%, 03/25/69(a)(d)	USD 2,372	2,401,755
Ellington Financial Mortgage Trust
4.30%, 04/25/67(a)(b)	USD 7,734	7,529,050
5.00%, 08/25/67(a)(d)	USD 5,553	5,523,080
5.04%, 10/25/69(a)(b)	USD 8,796	8,683,087
5.71%, 11/25/69(a)(d)	USD 5,329	5,334,319
5.73%, 02/25/68(a)(d)	USD 87	87,022
ELM Trust
5.99%, 06/10/39(a)(b)	USD 3,320	3,359,495
5.99%, 06/10/39(a)(b)	USD 3,690	3,737,929
Elstree Funding No. 5 PLC, 5.55%, 08/21/61, (1-day SONIA + 0.850%)(b)(c)	GBP 569	706,468
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 7,080	7,089,044
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD 157	140,372
Exmoor Funding PLC
5.59%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP 536	664,846
6.20%, 03/25/94, (1-day SONIA + 1.500%)(b)(c)	GBP 157	194,399
6.61%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP 100	123,840
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class A, 5.50%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD 5,443	$5,449,540
Federal Home Loan Mortgage Corp.
5.90%, 02/25/55, (30-day Avg SOFR + 1.450%)(b)	USD 13,965	13,959,545
5.90%, 02/25/55, (30-day Avg SOFR + 1.500%)(b)	USD 5,936	5,934,145
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.26%, 06/25/33(b)	USD 4,245	89,227
0.56%, 12/25/27(b)	USD 69,187	940,294
Federal Home Loan Mortgage Corp. REMICS
5.35%, 09/25/54, (30-day Avg SOFR + 1.000%)(b)	USD 11,189	11,137,296
5.40%, 08/25/53, (30-day Avg SOFR + 1.050%)(b)	USD 12,475	12,444,358
5.41%, 10/25/54, (30-day Avg SOFR + 1.060%)(b)	USD 24,595	24,196,318
5.45%, 09/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 5,538	5,455,735
5.45%, 10/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 2,771	2,730,843
5.45%, 11/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 8,188	8,078,111
5.47%, 08/25/54, (30-day Avg SOFR + 1.120%)(b)	USD 16,839	16,775,593
5.50%, 10/25/54, (30-day Avg SOFR + 1.150%)(b)	USD 13,308	13,152,817
5.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 3,504	3,519,337
5.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 4,276	4,297,053
5.60%, 03/25/54, (30-day Avg SOFR + 1.250%)(b)	USD 1,858	1,869,873
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 8,091	8,113,004
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 8,363	8,385,453
Federal Home Loan Mortgage Corp. STRIPS, 5.55%, 05/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 4,528	4,550,756
Federal National Mortgage Association REMICS
5.30%, 10/25/54, (30-day Avg SOFR + 0.950%)(b)	USD 14,774	14,632,517
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 4,646	4,633,933
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 5,309	5,305,721
5.45%, 08/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 4,717	4,718,924
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 10,279	10,323,425
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD 2,353	2,356,047
5.90%, 02/25/55, (30-day Avg SOFR + 1.450%)(b)	USD 15,956	15,951,014
FIGRE Trust, 5.72%, 12/25/54(a)(b)	USD 7,868	7,877,596
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD 154	$136,108
3.50%, 10/25/49(a)(b)	USD 132	116,664
Fontainebleau Miami Beach Mortgage Trust
5.76%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD 8,530	8,559,322
8.56%, 12/15/39, (1-mo. CME Term SOFR + 4.250%)(a)(b)	USD 6,600	6,657,750
FS Trust, 6.12%, 08/15/39, (1-mo. CME Term SOFR + 1.811%)(a)(b)	USD 4,400	4,426,804
GCAT Trust
1.09%, 08/25/66(a)(b)	USD 2,366	1,918,202
1.50%, 05/25/66(a)(b)	USD 1,711	1,457,370
1.92%, 08/25/66(a)(b)	USD 55	50,433
2.89%, 12/27/66(a)(b)	USD 939	859,044
3.27%, 04/25/65(a)(d)	USD 233	224,382
3.35%, 02/25/67(a)(b)	USD 4,986	4,674,995
3.69%, 11/25/59(a)(b)	USD 778	749,658
3.94%, 04/25/65(a)(d)	USD 151	146,057
4.25%, 10/25/57(a)(b)	USD 4,255	3,985,361
5.50%, 12/25/54(a)(b)	USD 6,061	5,954,166
5.71%, 08/25/67(a)(d)	USD 324	323,536
6.50%, 01/25/54(a)(b)	USD 270	271,525
Government National Mortgage Association REMICS
5.37%, 03/20/54, (30-day Avg SOFR + 1.000%)(b)	USD 2,761	2,765,406
5.37%, 08/20/54, (30-day Avg SOFR + 1.000%)(b)	USD 6,269	6,266,166
5.52%, 06/20/54, (30-day Avg SOFR + 1.150%)(b)	USD 4,011	4,001,066
Great Wolf Trust, 5.85%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 5,250	5,263,125
GS Mortgage Securities Corp. Trust
5.31%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	USD 3,010	2,998,712
5.37%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 6,370	6,340,141
5.83%, 12/15/36, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD 1,414	1,406,939
6.40%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD 4,390	4,411,950
6.50%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	USD 2,111	2,112,978
6.67%, 08/10/41(a)(b)	USD 2,870	2,842,887
7.10%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD 580	583,987
7.43%, 09/10/38(a)(b)	USD 3,510	3,537,888
GS Mortgage Securities Corportation Trust, 5.57%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 100	98,754
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.40%, 07/10/48(b)	USD 205	200,398
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61(a)(b)	USD 934	904,636
GWT, 6.00%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 4,555	4,577,775
Hawaii Hotel Trust, 5.75%, 05/15/38, (1-mo. CME Term SOFR + 1.447%)(a)(b)	USD 130	129,919
HIH Trust, 6.15%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD 4,090	4,113,006

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HILT Commercial Mortgage Trust
5.85%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 9,848	$9,857,232
6.75%, 05/15/37, (1-mo. CME Term SOFR + 2.440%)(a)(b)	USD 3,100	3,101,937
Hilton USA Trust, 3.72%, 11/05/38(a)	USD 200	195,375
HLTN Commercial Mortgage Trust, 5.95%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 6,121	6,145,971
Homes Trust, 5.72%, 10/25/69(a)(d)	USD 11,412	11,421,312
HOMES Trust
5.22%, 08/25/59(a)(d)	USD 6,808	6,749,014
5.92%, 07/25/69(a)(d)	USD 7,294	7,314,110
6.39%, 01/25/60(a)(b)	USD 2,286	2,285,703
7.18%, 01/25/68(a)(d)	USD 7,456	7,471,139
HONO Mortgage Trust, 5.57%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 6,700	6,616,250
HTL Commercial Mortgage Trust
5.88%, 05/10/39(a)(b)	USD 2,840	2,874,887
10.26%, 05/10/39(a)(b)	USD 3,000	3,077,969
Hudson Yards Mortgage Trust
2.94%, 12/10/41(a)(b)	USD 400	360,635
5.47%, 01/13/40(a)(b)	USD 7,950	8,037,543
INTOWN Mortgage Trust, 6.79%, 08/15/39, (1-mo. CME Term SOFR + 2.489%)(a)(b)	USD 4,045	4,060,169
INV Mortgage Trust, 6.05%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD 7,342	7,364,944
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD 5,000	5,090,639
J.P. Morgan Mortgage Trust, 2.93%, 05/25/52(a)(b)	USD 540	456,682
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 1,180	1,139,002
5.17%, 11/09/39(a)(b)	USD 6,020	6,003,430
5.47%, 04/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 3,137	3,138,038
6.48%, 11/09/39(a)(b)	USD 2,750	2,730,873
JP Morgan Mortgage Trust
0.00%, 08/25/50, (1-mo. CME Term SOFR + 3.886%)(a)(b)	USD 429	4,146
2.50%, 06/25/51(a)(b)	USD 807	726,898
3.00%, 10/25/49(a)(b)	USD 1,844	1,817,202
3.50%, 08/25/47(a)(b)	USD 1,014	890,566
3.52%, 07/25/52(a)(b)	USD 214	185,721
5.11%, 10/26/48(a)(b)	USD 1,397	1,401,154
5.38%, 05/25/49, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 22	21,050
5.59%, 02/25/64(a)(d)	USD 11,845	11,867,671
5.99%, 07/25/64(a)(b)	USD 2,233	2,247,127
6.00%, 08/25/50, (1-mo. CME Term SOFR + 2.114%)(a)(b)	USD 429	431,380
6.00%, 08/25/54(a)(b)	USD 1,142	1,141,814
6.41%, 02/25/64(a)(b)	USD 2,800	2,817,574
JP Morgan Trust, 6.16%, 05/25/45(a)(b)	USD 983	983,215
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD 430	423,049
Jubilee Place 7 BV
1.00%, 08/17/62, (3-mo. EURIBOR + 0.720%)(b)(c)	EUR 1,246	1,293,150
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.00%, 08/17/62, (3-mo. EURIBOR + 1.050%)(b)(c)	EUR 257	$266,612
1.00%, 08/17/62, (3-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,740
JW Commercial Mortgage Trust, 5.93%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD 6,805	6,815,629
JW Trust, 5.90%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD 4,360	4,366,812
KSL Commercial Mortgage Trust, 5.85%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 6,390	6,407,972
LBA Trust
5.75%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 6,180	6,195,450
5.90%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD 7,325	7,327,289
Life Mortgage Trust, 5.12%, 03/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 1,745	1,741,624
LUX, 7.00%, 08/15/40, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 882	891,922
MCR Mortgage Trust
5.92%, 06/12/39(a)	USD 4,800	4,856,138
6.07%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	USD 894	897,951
6.10%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD 5,830	5,860,972
7.41%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD 1,813	1,824,704
8.21%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	USD 1,652	1,665,605
Mello Mortgage Capital Acceptance, 2.50%, 04/25/51(a)(b)	USD 522	415,068
MF1 Trust
5.38%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD 130	129,462
5.68%, 12/15/34, (1-mo. CME Term SOFR + 1.370%)(a)(b)	USD 100	98,907
MFA Trust
1.47%, 11/25/64(a)(b)	USD 4,357	3,774,233
4.25%, 12/25/66(a)(b)	USD 1,100	928,904
5.27%, 08/25/69(a)(d)	USD 7,362	7,319,920
5.57%, 09/25/67(a)(d)	USD 1,634	1,628,051
5.75%, 11/25/67(a)(d)	USD 612	611,287
6.11%, 12/25/68(a)(d)	USD 2,523	2,529,374
6.58%, 03/25/69(a)(d)	USD 1,629	1,643,544
6.62%, 07/25/68(a)(d)	USD 2,885	2,904,311
MFRA Trust
5.72%, 12/25/69(a)(d)	USD 7,919	7,925,812
6.67%, 12/25/69(a)(b)	USD 3,529	3,540,554
MHC Commercial Mortgage Trust, 5.22%, 04/15/38, (1-mo. CME Term SOFR + 0.915%)(a)(b)	USD 762	761,062
MHP
5.12%, 01/15/27, (1-mo. CME Term SOFR + 0.815%)(a)(b)	USD 4,736	4,723,995
5.12%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 4,720	4,714,100
5.32%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,300	1,294,312
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.47%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 215	$214,059
5.77%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 215	214,059
6.17%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 350	348,469
Miltonia Mortgage Finance SRL, 3.94%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 200	206,673
MIRA Trust, 6.75%, 06/10/38(a)	USD 103	107,131
Morgan Stanley Bank of America Merrill Lynch Trust, 4.52%, 10/15/48(b)	USD 117	113,209
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD 895	827,447
3.70%, 06/15/52	USD 895	826,741
3.89%, 12/15/50(b)	USD 230	219,960
4.43%, 07/15/51(b)	USD 650	627,896
4.62%, 07/15/51(b)	USD 182	174,121
5.85%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 799	789,479
Morgan Stanley Residential Mortgage Loan Trust
5.04%, 07/25/69(a)(b)	USD 7,337	7,275,972
5.74%, 11/25/69(a)(b)	USD 2,905	2,904,963
6.50%, 11/25/69(a)(b)	USD 1,830	1,830,057
Mortimer PLC
5.58%, 09/22/67, (1-day SONIA + 0.830%)(b)(c)	GBP 1,212	1,504,703
5.90%, 09/22/67, (1-day SONIA + 1.150%)(b)(c)	GBP 561	696,711
6.30%, 09/22/67, (1-day SONIA + 1.550%)(b)(c)	GBP 100	124,181
6.85%, 09/22/67, (1-day SONIA + 2.100%)(b)(c)	GBP 100	123,940
MTK Mortgage Trust, 6.17%, 12/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 5,000	4,984,536
New Residential Mortgage Loan Trust
2.49%, 09/25/59(a)(b)	USD 372	352,891
2.72%, 01/26/60(a)(b)	USD 680	635,315
2.77%, 01/26/60(a)(b)	USD 1,983	1,848,512
2.80%, 09/25/59(a)(b)	USD 3,366	3,188,563
3.75%, 05/28/52(a)(b)	USD 98	92,506
3.75%, 05/28/52(a)(b)	USD 478	453,209
3.98%, 04/25/62(a)(b)	USD 970	869,991
4.50%, 02/25/58(a)(b)	USD 94	91,043
4.75%, 12/25/57(a)(b)	USD 162	158,691
5.12%, 09/25/64(a)(b)	USD 7,140	7,060,146
5.47%, 11/25/64(a)(d)	USD 10,652	10,604,398
5.64%, 01/25/65(a)(d)	USD 3,900	3,899,959
6.30%, 11/25/52(a)(d)	USD 2,472	2,474,271
6.47%, 01/25/65(a)(b)	USD 2,172	2,171,652
7.13%, 03/25/64(a)(d)	USD 1,982	1,993,818
NYC Trust
6.30%, 08/15/29, (1-mo. CME Term SOFR + 1.991%)(a)(b)	USD 5,000	5,036,450
7.15%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD 1,000	1,003,745
8.14%, 08/15/29, (1-mo. CME Term SOFR + 3.838%)(a)(b)	USD 4,000	4,019,974
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD 7,743	7,699,926
OBX Trust
1.07%, 02/25/66(a)(b)	USD 1,541	1,316,983
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/25/48(a)(b)	USD 297	$281,527
4.70%, 07/25/62(a)(d)	USD 364	361,043
4.94%, 09/25/64(a)(d)	USD 3,686	3,641,952
5.11%, 08/25/62(a)(d)	USD 299	297,516
5.32%, 10/25/64(a)(d)	USD 7,631	7,589,442
5.61%, 11/25/64(a)(b)	USD 8,213	8,210,588
5.88%, 06/25/64(a)(d)	USD 1,691	1,700,383
5.93%, 01/25/59(a)(b)	USD 1,036	1,043,453
5.99%, 01/25/64(a)(d)	USD 1,513	1,519,727
6.07%, 01/25/64(a)(d)	USD 3,767	3,787,357
6.10%, 09/25/62(a)(d)	USD 1,716	1,717,681
6.13%, 12/25/63(a)(d)	USD 1,316	1,324,337
6.45%, 09/25/62(a)(d)	USD 1,479	1,480,879
6.52%, 07/25/63(a)(d)	USD 2,187	2,208,406
6.95%, 02/25/63(a)(d)	USD 8,893	8,912,556
ONE Mortgage Trust, 5.12%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 1,800	1,784,250
One New York Plaza Trust
5.37%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 1,000	967,500
5.67%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 519	494,483
5.92%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD 1,000	942,762
ONNI Commerical Mortgage Trust, 5.75%, 07/15/39(a)(b)	USD 3,605	3,638,478
OPEN Trust, 7.40%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD 1,537	1,546,939
ORL Trust, 5.80%, 12/15/39, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD 4,400	4,412,375
PGA Trust, 6.20%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 6,760	6,776,900
Pierpont BTL PLC, 5.59%, 09/21/61, (1-day SONIA + 0.840%)(b)(c)	GBP 1,419	1,764,521
PMT Loan Trust, 5.50%, 10/25/59(a)(b)	USD 7,760	7,622,679
PRET LLC
7.02%, 02/25/54(a)(d)	USD 1,589	1,595,217
7.12%, 04/25/54(a)(d)	USD 1,484	1,488,158
7.14%, 01/25/54(a)(d)	USD 447	447,296
PRET Trust, 4.00%, 07/25/69(a)(d)	USD 3,900	3,711,527
PRKCM Trust
2.07%, 11/25/56(a)(b)	USD 2,836	2,458,180
4.10%, 04/25/57(a)(b)	USD 96	93,480
6.33%, 03/25/59(a)(d)	USD 1,174	1,185,338
6.43%, 05/25/59(a)(d)	USD 1,454	1,468,461
6.60%, 02/25/58(a)(d)	USD 2,344	2,356,625
PRPM, 5.23%, 08/25/69(a)(d)	USD 7,281	7,221,297
PRPM LLC, 4.00%, 07/25/54(a)(d)	USD 1,738	1,685,353
PRPM Trust
5.50%, 08/25/67(a)(d)	USD 3,185	3,180,962
5.67%, 12/26/69(a)(d)	USD 7,535	7,538,102
6.22%, 11/25/68(a)(d)	USD 3,261	3,282,846
6.27%, 12/25/68(a)(d)	USD 1,611	1,628,225
6.52%, 12/26/69(a)(b)	USD 5,000	4,998,281
Radian Mortgage Capital Trust, 5.50%, 03/25/55(a)(b)	USD 2,313	2,265,891
Radian Mortgage Capital Trust LLC, 6.00%, 11/25/54(a)(b)	USD 2,281	2,285,586
RCKT Mortgage Trust, 5.49%, 11/25/44(a)(d)	USD 6,587	6,597,328
RCO Mortgage LLC, 7.02%, 01/25/29(a)(d)	USD 615	617,256
ROCK Trust, 8.82%, 11/13/41(a)	USD 2,000	2,111,251

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
RUN Trust, 4.00%, 03/25/67(a)	USD 2,137	$2,065,250
SAIF Securitization Trust, 5.97%, 07/25/54(a)(d)	USD 3,380	3,386,692
SCG Mortgage Trust, 6.05%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 6,200	6,215,500
SELF Commercial Mortgage Trust
5.85%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 4,680	4,690,391
8.49%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 3,050	3,054,659
Sequoia Mortgage Trust
2.50%, 06/25/51(a)(b)	USD 682	623,674
4.52%, 11/25/63(a)(b)	USD 6,980	6,845,768
5.50%, 10/25/54(a)(b)	USD 6,600	6,491,383
SG Residential Mortgage Trust, 5.35%, 08/25/62(a)(d)	USD 1,459	1,452,464
SHER Trust, 5.95%, 04/15/37, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 3,370	3,374,212
SHR Trust
6.26%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD 5,130	5,150,841
8.76%, 10/15/41, (1-mo. CME Term SOFR + 4.450%)(a)(b)	USD 2,000	2,015,000
SMRT Commercial Mortgage Trust, 5.31%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 5,150	5,143,570
SREIT Trust
5.15%, 11/15/38, (1-mo. CME Term SOFR + 0.845%)(a)(b)	USD 6,098	6,090,224
5.24%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	USD 6,670	6,657,494
5.79%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	USD 265	264,503
Starwood Mortgage Residential Trust
0.94%, 05/25/65(a)(b)	USD 1,916	1,775,348
1.17%, 05/25/65(a)(b)	USD 1,408	1,305,384
1.92%, 09/25/66(a)(b)	USD 642	535,048
2.18%, 05/25/65(a)(b)	USD 500	417,152
Stratton Mortgage Funding PLC
5.69%, 06/25/49, (1-day SONIA + 0.975%)(b)(c)	GBP 426	529,139
6.06%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP 179	221,794
STWD Trust, 5.00%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	USD 6,279	6,259,378
TCO Commercial Mortgage Trust
5.55%, 12/15/39, (1-mo. CME Term SOFR + 1.243%)(a)(b)	USD 7,309	7,304,437
7.05%, 12/15/39, (1-mo. CME Term SOFR + 2.741%)(a)(b)	USD 2,500	2,508,944
THPT Mortgage Trust, 6.99%, 12/10/34(a)(b)	USD 6,682	6,835,412
Thunder Logistics DAC
4.64%, 11/17/36, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 1,474	1,538,722
5.19%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	104,084
5.69%, 11/17/36, (3-mo. EURIBOR + 2.550%)(b)(c)	EUR 100	104,157
6.44%, 11/17/36, (3-mo. EURIBOR + 3.300%)(b)(c)	EUR 152	158,210
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Together Asset-Backed Securitisation PLC, 5.67%, 10/12/65, (1-day SONIA + 0.960%)(b)(c)	GBP 1,366	$1,700,330
Towd Point Mortgage Trust
2.75%, 07/25/57(a)(b)	USD 17	17,070
3.50%, 03/25/58(a)(b)	USD 1,500	1,430,329
3.75%, 07/25/62(a)(b)	USD 883	829,041
3.75%, 08/01/62(a)(b)	USD 2,208	2,067,794
5.73%, 11/25/64(a)(d)	USD 11,599	11,659,255
TRK Trust, 4.35%, 06/25/57(a)(d)	USD 1,515	1,362,066
TTAN
5.27%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 6,159	6,155,428
5.77%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 1,319	1,318,087
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD 4,304	4,499,818
U.K. Logistics DAC, 6.37%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP 202	251,415
UBS Commercial Mortgage Trust
3.76%, 10/15/52(b)	USD 1,200	1,041,060
3.84%, 10/15/50(b)	USD 565	529,424
UK Logistics DAC
6.07%, 02/17/35, (1-day SONIA + 1.350%)(b)(c)	GBP 1,404	1,772,246
6.42%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP 197	248,135
6.82%, 02/17/35, (1-day SONIA + 2.100%)(b)(c)	GBP 100	126,059
7.82%, 02/17/35, (1-day SONIA + 3.100%)(b)(c)	GBP 219	276,084
VEGAS, 6.22%, 07/10/36(a)(b)	USD 5,390	4,987,289
VEGAS Trust, 5.52%, 11/10/39(a)	USD 4,850	4,882,930
Velocity Commercial Capital Loan Trust
5.22%, 06/25/52(a)(b)	USD 2,138	2,039,164
5.49%, 10/25/54(a)(b)	USD 3,229	3,189,761
5.81%, 12/25/54(a)(b)	USD 7,147	7,125,009
6.58%, 04/25/54(a)(b)	USD 931	939,570
Verus Securitization Trust
3.80%, 04/25/67(a)(b)	USD 2,730	2,423,897
4.13%, 02/25/67(a)(d)	USD 1,961	1,838,744
5.10%, 09/25/69(a)(b)	USD 7,648	7,585,394
5.22%, 09/25/69(a)(b)	USD 7,638	7,587,008
5.36%, 10/25/69(a)(b)	USD 4,757	4,735,409
5.71%, 01/25/69(a)(d)	USD 6,805	6,808,048
5.81%, 05/25/68(a)(d)	USD 2,742	2,746,474
5.85%, 12/25/67(a)(d)	USD 467	467,074
5.93%, 03/25/68(a)(d)	USD 4,577	4,585,026
6.00%, 02/25/68(a)(d)	USD 72	71,913
6.10%, 02/25/69(a)(d)	USD 196	196,830
6.12%, 03/25/69(a)(d)	USD 2,188	2,202,626
6.34%, 04/25/69(a)(d)	USD 3,321	3,349,119
6.76%, 02/25/68(a)(d)	USD 2,581	2,593,772
Visio Trust, 1.31%, 11/25/55(a)	USD 85	80,408
Vista Point Securitization Trust
5.68%, 01/25/55(a)(d)	USD 7,924	7,929,018
6.00%, 01/25/55(a)(d)	USD 1,000	1,003,910
Wells Fargo Commercial Mortgage Trust
2.50%, 09/15/31(a)(b)	USD 2,371	2,281,614
3.75%, 03/15/59	USD 850	835,082
3.99%, 12/15/49(b)	USD 440	428,297
4.06%, 08/17/36(a)(b)	USD 210	202,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.07%, 09/15/58(b)	USD 1,000	$991,717
4.40%, 09/15/58(b)	USD 1,175	1,163,361
4.73%, 01/15/59(b)	USD 205	202,770
5.92%, 11/15/57(b)	USD 5,750	5,942,285
Series 2015-C28, Class AS, 3.87%, 05/15/48(b)	USD 575	571,543
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD 450	443,769
Series 2015-LC20, Class B, 3.72%, 04/15/50	USD 150	148,494
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD 660	633,741
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD 870	818,967
Wells Fargo Mortgage Backed Securities Trust, 2.50%, 12/25/50(a)(b)	USD 344	273,657
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD 178	158,615
Winchester 1 PLC
5.59%, 10/21/56	GBP 887	1,103,143
5.90%, 10/21/56, (1-day SONIA + 1.200%)(b)(c)	GBP 340	422,409
6.25%, 10/21/56, (1-day SONIA + 1.550%)(b)(c)	GBP 100	124,133
6.70%, 10/21/56, (1-day SONIA + 2.000%)(b)(c)	GBP 100	124,131
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD 316	288,688
3.50%, 01/20/45(a)(b)	USD 134	122,124
3.50%, 02/20/45(a)(b)	USD 394	354,840
3.50%, 02/20/45(a)(b)	USD 158	141,936
3.93%, 06/20/44(a)(b)	USD 398	376,146
4.00%, 09/20/44(a)(b)	USD 99	94,004
		1,613,566,854
Municpal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 5.50%, 12/20/66	GBP 501	621,694
Total Collateralized Mortgage Obligations — 21.7% (Cost: $1,637,757,680)		1,640,237,602
Convertible Bonds
Commercial Services — 0.2%
Nexi SpA, Series ., 0.00% 02/24/28(c)(e)(f)	EUR 7,800	7,241,080
Worldline SA/France
0.00%, 07/30/25(c)(e)(f)	EUR 40	48,186
0.00%, 07/30/26(c)(e)(f)	EUR 6,654	6,665,317
		13,954,583
Engineering & Construction — 0.2%
Cellnex Telecom SA
2.13%, 08/11/30(c)(e)	EUR 4,500	4,945,287
Series CLNX, 0.75%, 11/20/31(c)(e)	EUR 6,400	5,898,214
		10,843,501
Semiconductors — 0.0%
ams-OSRAM AG
Series ., 2.13%, 11/03/27(c)(e)	EUR 1,500	1,274,057
Series AMS, 0.00%, 03/05/25(c)(e)(f)	EUR 800	821,621
		2,095,678
Total Convertible Bonds — 0.4% (Cost: $27,779,405)		26,893,762
Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(g)	USD 3,521	$3,429,866
9.00%, 09/15/28(a)(g)	USD 1,939	2,038,489
Lamar Media Corp., 4.88%, 01/15/29(g)	USD 2,571	2,496,518
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30(a)(g)	USD 1,255	1,166,612
5.00%, 08/15/27(a)	USD 1,855	1,824,432
7.38%, 02/15/31(a)	USD 1,709	1,790,726
Stagwell Global LLC, 5.63%, 08/15/29(a)	USD 300	289,495
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR 2,000	2,075,236
		15,111,374
Aerospace & Defense — 0.5%
Bombardier Inc.
7.25%, 07/01/31(a)(g)	USD 3,163	3,266,047
7.50%, 02/01/29(a)	USD 884	920,080
7.88%, 04/15/27(a)(g)	USD 3,604	3,616,812
General Electric Co., 4.13%, 09/19/35(c)	EUR 5,000	5,449,744
Rolls-Royce PLC
3.63%, 10/14/25(a)(g)	USD 2,400	2,370,141
5.75%, 10/15/27(a)	USD 1,300	1,319,343
RTX Corp., 2.15%, 05/18/30	EUR 1,890	1,857,063
Spirit AeroSystems Inc., 9.75%, 11/15/30(a)	USD 2,300	2,544,527
TransDigm Inc.
4.63%, 01/15/29	USD 7,531	7,128,361
5.50%, 11/15/27	USD 3,473	3,439,501
6.00%, 01/15/33(a)(g)	USD 1,668	1,645,935
6.38%, 03/01/29(a)	USD 1,077	1,087,793
6.63%, 03/01/32(a)	USD 174	176,970
6.75%, 08/15/28(a)	USD 1,100	1,119,491
6.88%, 12/15/30(a)	USD 797	816,379
7.13%, 12/01/31(a)	USD 2,957	3,053,460
		39,811,647
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	USD 3,021	3,002,132
6.00%, 06/15/30(a)	USD 163	162,211
Tereos Finance Groupe I SA
5.75%, 04/30/31(c)	EUR 832	872,788
5.88%, 04/30/30(c)	EUR 4,009	4,243,356
7.25%, 04/15/28(c)	EUR 2,559	2,770,851
		11,051,338
Airlines — 0.4%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(h)	USD 258	252,494
Air Canada, 3.88%, 08/15/26(a)	USD 397	386,969
American Airlines Inc.
7.25%, 02/15/28(a)(g)	USD 1,400	1,432,603
8.50%, 05/15/29(a)(g)	USD 2,300	2,423,174
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD 966	965,592
5.75%, 04/20/29(a)(g)	USD 4,200	4,189,732
Azul Secured Finance LLP, 11.93%, 08/28/28(a)	USD 214	199,116
Delta Air Lines Inc.
3.75%, 10/28/29	USD 1,000	939,934
4.38%, 04/19/28	USD 277	271,800

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
7.38%, 01/15/26(g)	USD 909	$930,175
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(b)(c)	EUR 4,000	4,159,556
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	USD 200	198,750
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(g)	USD 3,917	4,140,888
Latam Airlines Group SA, 7.88%, 04/15/30(a)	USD 175	175,875
United Airlines Inc.
4.38%, 04/15/26(a)	USD 3,537	3,485,854
4.63%, 04/15/29(a)	USD 2,177	2,089,964
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(g)	USD 1,745	1,599,162
7.88%, 05/01/27(a)(g)	USD 900	900,366
9.50%, 06/01/28(a)(g)	USD 1,160	1,193,519
		29,935,523
Apparel — 0.1%
Hanesbrands Inc.
4.88%, 05/15/26(a)	USD 3,255	3,229,194
9.00%, 02/15/31(a)	USD 1,088	1,162,546
PrestigeBidCo GmbH, 6.54%, 07/01/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 1,253	1,317,411
		5,709,151
Auto Manufacturers — 1.2%
Allison Transmission Inc.
3.75%, 01/30/31(a)	USD 612	546,118
5.88%, 06/01/29(a)	USD 168	168,436
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP 6,162	7,613,520
Daimler Truck Finance Canada Inc., 3.36%, 03/18/25, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 6,400	6,643,018
Ford Motor Credit Co. LLC, 2.90%, 02/10/29	USD 921	829,399
General Motors Co., 5.40%, 04/01/48(g)	USD 6,653	5,832,291
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(g)	USD 400	385,847
5.88%, 01/15/28(a)	USD 833	831,774
Mercedes-Benz Group AG, 1.50%, 07/03/29(c)	EUR 2,100	2,062,167
RCI Banque SA
2.63%, 02/18/30, (5-year EUR Swap + 2.850%)(b)(c)	EUR 6,000	6,221,738
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(b)(c)	EUR 21,500	23,391,388
Toyota Motor Finance Netherlands BV, 3.02%, 04/30/26, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 1,780	1,848,899
Traton Finance Luxembourg SA, 3.70%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 10,800	11,256,582
Volkswagen International Finance NV
3.38%, 03/27/26, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 1,600	1,663,117
3.88%, (10-year EUR Swap + 3.370%)(b)(c)(i)	EUR 5,000	5,117,289
Volkswagen Leasing GmbH
1.50%, 06/19/26(c)	EUR 6,908	7,037,654
4.75%, 09/25/31(c)	EUR 6,613	7,324,087
Volvo Treasury AB, 3.38%, 05/22/26, (3-mo. EURIBOR + 0.380%)(b)(c)	EUR 882	915,609
		89,688,933
Security	Par (000)	Value
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(g)	USD 1,815	$1,812,749
8.25%, 04/15/31(a)(g)	USD 1,614	1,673,896
American Axle & Manufacturing Inc.
5.00%, 10/01/29(g)	USD 2,122	1,946,710
6.88%, 07/01/28(g)	USD 800	795,317
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	USD 1,195	1,194,696
6.75%, 05/15/28(a)(g)	USD 837	852,672
6.75%, 02/15/30(a)	USD 1,564	1,588,539
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR 2,411	2,751,740
Dana Inc.
4.25%, 09/01/30(g)	USD 1,100	1,043,508
5.63%, 06/15/28(g)	USD 1,400	1,390,541
Forvia SE
2.38%, 06/15/29(c)	EUR 6,046	5,799,907
2.75%, 02/15/27(c)	EUR 500	505,733
3.75%, 06/15/28(c)	EUR 474	486,397
5.50%, 06/15/31(c)	EUR 8,320	8,758,653
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR 1,980	1,953,743
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29(g)	USD 1,500	1,399,366
5.25%, 04/30/31	USD 1,298	1,185,193
5.25%, 07/15/31(g)	USD 800	733,234
5.63%, 04/30/33(g)	USD 1,877	1,690,723
IHO Verwaltungs GmbH, 8.75%, 05/15/28, (8.75% PIK)(c)(h)	EUR 4,000	4,377,830
Mahle GmbH
2.38%, 05/14/28(c)	EUR 1,000	944,123
6.50%, 05/02/31(c)	EUR 9,381	9,831,604
Tenneco Inc., 8.00%, 11/17/28(a)	USD 3,057	2,918,048
ZF Europe Finance BV
2.50%, 10/23/27(c)	EUR 200	197,114
4.75%, 01/31/29(c)	EUR 4,400	4,546,623
6.13%, 03/13/29(c)	EUR 3,000	3,240,579
ZF Finance GmbH
2.25%, 05/03/28(c)	EUR 500	481,857
5.75%, 08/03/26(c)	EUR 100	106,415
ZF North America Capital Inc.
6.75%, 04/23/30(a)	USD 1,801	1,769,693
6.88%, 04/23/32(a)	USD 2,307	2,222,984
		68,200,187
Banks — 5.9%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(b)(c)	EUR 4,700	4,967,758
ABN AMRO Bank NV
3.39%, 01/15/27, (3-mo. EURIBOR + 0.600%)(b)(c)	EUR 2,800	2,925,577
6.38%, (5-year EUR Swap + 3.902%)(b)(c)(i)	EUR 1,500	1,617,069
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(c)(i)	USD 250	265,625
AIB Group PLC
6.00%, , (5-year EURIBOR ICE Swap + 3.705%)(b)(c)(i)	EUR 3,500	3,652,763
6.25%, (5-year EUR Swap + 6.629%)(b)(c)(i)	EUR 4,961	5,194,149
7.13%, (5-year EURIBOR ICE Swap + 4.387%)(b)(c)(i)	EUR 5,436	6,043,478
Al Rajhi Sukuk Ltd., 6.25%, , (6-year CMT + 1.594%)(b)(c)(i)	USD 684	685,924
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Alpha Bank SA, 5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(b)(c)	EUR 2,478	$2,726,921
Alpha Services and Holdings SA, 6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(b)(c)	EUR 3,000	3,336,124
Australia & New Zealand Banking Group Ltd., 3.41%, 05/21/27, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 2,500	2,596,120
B&M European Value Retail SA, 6.50%, 11/27/31(c)	GBP 4,800	5,848,320
Banco Bilbao Vizcaya Argentaria SA
6.88%, , (5-year EUR Swap + 4.267%)(b)(c)(i)	EUR 1,000	1,097,051
7.75%, , (5-year CMT + 3.249%)(b)(g)(i)	USD 7,400	7,399,708
8.38%, (5-year EURIBOR ICE Swap + 5.544%)(b)(c)(i)	EUR 5,000	5,740,901
Series ., 6.00%, (5-year EUR Swap + 6.456%)(b)(c)(i)	EUR 1,400	1,479,592
Banco BPM SpA
2.88%, 06/29/31, (5-year EUR Swap + 3.170%)(b)(c)	EUR 3,896	4,004,294
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(b)(c)	EUR 600	620,792
3.38%, 01/19/32, (5-year EUR Swap + 3.400%)(b)(c)	EUR 500	517,681
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(b)(c)	EUR 1,500	1,623,274
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.944%)(a)(b)(i)	USD 400	418,600
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(b)(c)	EUR 100	101,073
4.13%, 09/03/30, (1-year EURIBOR ICE Swap + 1.700%)(b)(c)	EUR 1,100	1,175,426
5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(b)(c)	EUR 4,200	4,442,045
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(b)(c)	EUR 2,000	2,370,169
Banco de Sabadell SA
5.00%, , (5-year EUR Swap + 5.171%)(b)(c)(i)	EUR 3,400	3,519,754
5.13%, 11/10/28, (1-year EUR Swap + 2.250%)(b)(c)	EUR 2,700	2,967,583
5.75%, (5-year EUR Swap + 6.198%)(b)(c)(i)	EUR 2,200	2,325,395
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(b)(c)	EUR 1,000	1,107,110
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(b)(i)	USD 260	248,300
8.38%, , (5-year CMT + 4.072%)(a)(b)(g)(i)	USD 411	406,685
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(b)(g)	USD 510	532,950
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(a)	USD 650	655,213
Bank of America Corp.
0.58%, 08/08/29, (3-mo. EURIBOR + 0.730%)(b)(c)	EUR 700	671,027
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 5,291	4,875,008
1.38%, 05/09/30, (3-mo. EURIBOR + 0.910%)(b)(c)	EUR 1,332	1,293,533
1.78%, 05/04/27, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR 5,620	5,760,292
Security	Par (000)	Value
Banks (continued)
2.82%, 04/27/33, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR 8,404	$8,481,174
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(b)(c)	EUR 2,261	2,402,419
3.84%, 09/22/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 2,800	2,918,829
Bank of Cyprus PCL
2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(b)(c)	EUR 932	955,342
5.00%, 05/02/29, (3-mo. EURIBOR + 1.971%)(b)(c)	EUR 3,130	3,375,127
7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(b)(c)	EUR 650	732,611
Bankinter SA
6.25%, (5-year EUR Swap + 6.714%)(b)(c)(i)	EUR 2,600	2,762,320
7.38%, (5-year EURIBOR ICE Swap + 4.708%)(b)(c)(i)	EUR 4,200	4,648,644
Banque Federative du Credit Mutuel SA
3.52%, 03/05/27, (3-mo. EURIBOR + 0.640%)(b)(c)	EUR 10,900	11,359,566
3.63%, 09/14/32(c)	EUR 1,200	1,279,949
3.75%, 02/03/34(c)	EUR 2,400	2,550,860
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.750%)(b)(c)	EUR 7,000	7,306,826
4.13%, 09/18/30(c)	EUR 900	982,592
4.38%, 01/11/34(c)	EUR 200	213,111
5.13%, 01/13/33(c)	EUR 800	899,318
Barclays PLC
3.85%, 05/08/28, (3-mo. EURIBOR + 0.800%)(b)(c)	EUR 3,810	3,966,539
4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.050%)(b)(c)	EUR 4,000	4,406,495
4.92%, 08/08/30, (1-year EUR Swap + 1.750%)(b)(c)	EUR 2,900	3,229,914
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(b)(c)	GBP 2,094	2,765,019
9.25%, (5-year GBP Swap + 5.639%)(b)(i)	GBP 2,600	3,446,502
Series ., 4.03%, 05/12/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 3,950	4,106,587
BNP Paribas SA, 4.25%, 04/13/31, (3-mo. EURIBOR + 1.370%)(b)(c)	EUR 4,600	5,003,476
BPCE SA
3.49%, 03/08/27, (3-mo. EURIBOR + 0.610%)(b)(c)	EUR 10,800	11,253,546
3.88%, 01/25/36(c)	EUR 2,400	2,571,495
4.00%, 01/20/34, (3-mo. EURIBOR + 1.470%)(b)(c)	EUR 3,000	3,179,642
BPER Banca SpA, 6.50%, , (5-year EURIBOR ICE Swap + 4.346%)(b)(c)(i)	EUR 3,000	3,233,266
CaixaBank SA
6.25%, , (5-year EURIBOR ICE Swap + 3.935%)(b)(c)	EUR 2,200	2,341,312
7.50%, (5-year EURIBOR ICE Swap + 5.295%)(b)(c)(i)	EUR 1,400	1,595,781
Series ., 5.88%, (5-year EUR Swap + 6.346%)(b)(c)(i)	EUR 5,400	5,798,031
Commerzbank AG
4.25%, (5-year EUR Swap + 4.387%)(b)(c)(i)	EUR 2,000	2,020,337
6.50%, (5-year EUR Swap + 6.743%)(b)(c)(i)	EUR 5,000	5,471,509
7.88%, (5-year EURIBOR ICE Swap + 5.129%)(b)(c)(i)	EUR 1,800	2,087,015

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.63%, 02/28/33, (5-year UK Government Bond + 5.251%)(b)(c)	GBP 1,500	$2,006,297
Cooperatieve Rabobank UA, 4.38%, (5-year EUR Swap + 4.679%)(b)(c)(i)	EUR 3,000	3,105,242
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	USD 504	502,609
Credit Agricole SA, 3.88%, 11/28/34(c)	EUR 3,300	3,578,844
Danske Bank AS, 3.43%, 04/10/27, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 10,840	11,270,587
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.552%)(b)(c)(i)	EUR 5,800	5,851,457
4.63%, (5-year EURIBOR ICE Swap + 4.747%)(b)(c)	EUR 1,800	1,783,291
4.79%, (5-year USD ICE Swap + 4.358%)(b)(c)(i)	USD 2,800	2,775,556
Eurobank Ergasias Services and Holdings SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.000%)(b)(c)	EUR 3,275	3,390,650
Eurobank SA
4.00%, 09/24/30, (1-year EUR Swap + 1.800%)(b)(c)	EUR 2,550	2,699,770
4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.165%)(b)(c)	EUR 950	1,046,971
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD 350	351,423
7.63%, 05/01/26(a)	USD 600	603,171
12.00%, 10/01/28(a)	USD 3,100	3,376,402
12.25%, 10/01/30(a)(g)	USD 1,320	1,473,668
Goldman Sachs Group Inc. (The)
0.88%, 05/09/29(c)	EUR 1,500	1,431,231
1.25%, 02/07/29(c)	EUR 6,926	6,750,412
1.50%, 12/07/27(c)	GBP 295	335,163
3.63%, 10/29/29, (1-year UK Government Bond + 1.950%)(b)(c)	GBP 1,400	1,660,825
4.00%, 09/21/29(c)	EUR 1,370	1,489,819
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	USD 4,330	4,212,164
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	USD 571	568,349
7.25%, 04/10/28	GBP 617	819,294
HSBC Holdings PLC
1.75%, 07/24/27, (1-day SONIA + 1.307%)(b)	GBP 1,000	1,184,813
4.75%, (5-year EUR Swap + 3.844%)(b)(c)(i)	EUR 4,709	4,831,499
6.80%, 09/14/31, (1-day SONIA + 2.124%)(b)	GBP 820	1,091,592
Series ., 3.77%, 09/24/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,400	1,459,004
ING Bank NV, 3.34%, 10/02/26, (3-mo. EURIBOR + 0.660%)(b)(c)	EUR 4,000	4,179,209
ING Groep NV
1.75%, 02/16/31, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR 3,300	3,201,255
3.88%, (5-year CMT + 2.862%)(b)(i)	USD 233	214,681
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 3,800	4,123,262
7.25%, (5-year USD ICE Swap + 4.084%)(b)(c)(i)	USD 4,050	4,098,244
8.00%, (5-year USD ICE Swap + 4.360%)(b)(c)(i)	USD 3,525	3,704,070
Security	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	USD 1,774	$1,574,358
5.15%, 06/10/30(c)	GBP 4,737	5,689,508
5.50%, (5-year EUR Swap + 5.848%)(b)(c)(i)	EUR 4,258	4,489,119
5.71%, 01/15/26(a)	USD 1,721	1,723,660
8.51%, 09/20/32(c)	GBP 3,900	5,510,151
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 5,310	4,636,425
4.46%, 11/13/31, (3-mo. EURIBOR + 1.280%)(b)(c)	EUR 7,554	8,398,424
KBC Group NV
4.25%, 11/28/29, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 3,400	3,684,166
8.00%, (5-year EURIBOR ICE Swap + 4.928%)(b)(c)(i)	EUR 6,200	7,107,230
LG Electronics Inc., 5.63%, 04/24/27(c)	USD 200	202,250
Lloyds Banking Group PLC
4.95%, (5-year EURIBOR ICE Swap + 5.290%)(b)(c)(i)	EUR 1,000	1,041,151
8.50%, (5-year UK Government Bond + 5.883%)(b)(i)	GBP 1,300	1,683,831
Morgan Stanley
1.88%, 04/27/27	EUR 5,466	5,579,987
3.52%, 03/19/27, (3-mo. EURIBOR + 0.650%)(b)	EUR 7,350	7,645,518
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR 9,556	10,248,084
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR 4,850	5,283,334
5.52%, 11/19/55, (1-day SOFR +1.710%)(b)	USD 4,346	4,207,217
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(b)(c)	EUR 3,700	4,111,244
QNB Finance Ltd., 2.63%, 05/12/25(c)	USD 200	198,540
Societe Generale SA
0.50%, 06/12/29, (3-mo. EURIBOR + 0.950%)(b)(c)	EUR 3,900	3,707,623
3.24%, 01/19/26, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 500	520,090
3.75%, 07/15/31, (3-mo. EURIBOR + 1.450%)(b)(c)	EUR 5,000	5,233,213
5.75%, 01/22/32, (1-year UK Government Bond + 2.050%)(b)(c)	GBP 2,600	3,241,489
Svenska Handelsbanken AB, 3.33%, 03/08/27, (3-mo. EURIBOR + 0.450%)(b)(c)	EUR 2,800	2,913,638
U.S. Bancorp, 3.81%, 05/21/28, (3-mo. EURIBOR + 0.800%)(b)	EUR 10,860	11,254,338
UBS AG/London, 3.14%, 04/12/26, (3-mo. EURIBOR + 0.350%)(b)(c)	EUR 510	529,493
UBS Group AG
4.88%, (5-year CMT + 3.404%)(a)(b)(i)	USD 300	291,258
5.13%, (5-year CMT + 4.855%)(b)(c)(i)	USD 1,200	1,186,500
6.85%, (5-year USD ICE Swap + 3.630%)(a)(b)(g)(i)	USD 4,450	4,459,950
6.88%, (5-year CMT + 4.590%)(b)(c)(i)	USD 595	598,719
7.00%, (5-year USD Swap + 4.866%)(b)(c)(i)	USD 200	200,140
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	USD 1,117	1,088,580
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	USD 956	$956,442
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(g)	USD 1,400	1,467,206
Wells Fargo & Co.
1.74%, 05/04/30, (3-mo. EURIBOR + 1.850%)(b)(c)	EUR 2,072	2,037,187
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(b)(c)	EUR 6,466	6,935,629
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	USD 13,281	11,920,832
		443,285,786
Beverages — 0.1%
Anheuser-Busch InBev SA, 3.95%, 03/22/44(c)	EUR 1,791	1,887,121
Anheuser-Busch InBev Worldwide Inc., 4.44%, 10/06/48	USD 3,299	2,768,862
		4,655,983
Biotechnology — 0.2%
Cidron Aida Finco SARL
5.00%, 04/01/28(c)	EUR 3,883	3,937,329
6.25%, 04/01/28(c)	GBP 7,277	8,593,897
		12,531,226
Building Materials — 0.5%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD 1,890	1,704,294
5.00%, 03/01/30(a)	USD 433	414,634
6.38%, 03/01/34(a)	USD 836	840,841
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(g)	USD 538	528,429
Carrier Global Corp., 4.13%, 05/29/28	EUR 1,100	1,182,272
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(g)	USD 1,846	1,842,483
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(c)	EUR 6,490	7,056,499
6.63%, 12/15/30(a)	USD 2,858	2,890,813
6.75%, 07/15/31(a)	USD 905	920,232
Heidelberg Materials Finance Luxembourg SA, 4.88%, 11/21/33(c)	EUR 4,300	4,889,596
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR 3,937	4,316,230
PCF GmbH, 4.75%, 04/15/29(c)	EUR 3,487	2,977,158
Sisecam U.K. PLC, 8.25%, 05/02/29(c)	USD 200	202,000
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD 200	198,278
8.88%, 11/15/31(a)	USD 1,130	1,204,638
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD 2,654	2,323,293
4.75%, 01/15/28(a)	USD 1,201	1,168,460
6.50%, 08/15/32(a)	USD 1,437	1,451,259
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	USD 1,600	1,618,795
7.25%, 01/15/31(a)(g)	USD 100	107,875
		37,838,079
Chemicals — 1.2%
Avient Corp., 6.25%, 11/01/31(a)(g)	USD 1,660	1,656,722
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(g)	USD 2,000	2,082,866
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)(g)	USD 570	551,190
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29(a)(g)	USD 966	$857,698
5.75%, 11/15/28(a)	USD 168	159,388
8.00%, 01/15/33(a)(g)	USD 2,495	2,474,329
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR 9,175	9,629,701
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD 1,682	1,544,728
Ineos Finance PLC
5.63%, 08/15/30(c)	EUR 628	660,282
6.38%, 04/15/29(c)	EUR 5,503	5,930,407
6.75%, 05/15/28(a)	USD 1,381	1,391,958
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(c)	EUR 4,654	4,966,868
8.50%, 03/15/29(c)	EUR 5,687	6,275,801
Kronos International Inc., 9.50%, 03/15/29(c)	EUR 2,963	3,350,461
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR 5,655	4,118,869
MEGlobal BV, 4.25%, 11/03/26(c)	USD 300	294,281
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	USD 200	199,646
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	USD 2,376	2,371,420
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR 4,276	4,521,160
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR 2,239	2,311,126
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(g)	USD 3,101	2,907,531
5.25%, 06/01/27(a)	USD 1,066	1,047,516
7.00%, 12/01/31(a)(g)	USD 200	201,757
9.00%, 02/15/30(a)	USD 1,200	1,280,113
OCP SA
5.13%, 06/23/51(c)	USD 263	198,799
7.50%, 05/02/54(a)	USD 488	493,490
Olin Corp., 5.63%, 08/01/29(g)	USD 2,529	2,464,883
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29(c)	EUR 1,421	1,432,162
9.63%, 11/15/28(c)	EUR 4,500	4,969,244
9.75%, 11/15/28(a)(g)	USD 5,093	5,392,051
Sasol Financing USA LLC
4.38%, 09/18/26	USD 200	192,126
6.50%, 09/27/28	USD 221	212,268
SCIH Salt Holdings Inc., 4.88%, 05/01/28(a)	USD 900	873,141
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(c)	EUR 350	363,626
9.50%, 07/15/28(c)	EUR 2,852	3,158,376
Synthomer PLC, 7.38%, 05/02/29(c)	EUR 3,500	3,781,057
Tronox Inc., 4.63%, 03/15/29(a)(g)	USD 2,153	1,949,866
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD 900	879,772
5.63%, 08/15/29(a)	USD 1,200	1,121,504
		88,268,183
Commercial Services — 2.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(g)	USD 493	463,212
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD 5,593	5,734,464
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(c)	EUR 572	575,985
4.63%, 06/01/28(a)	USD 3,298	3,144,413
4.88%, 06/01/28(c)	GBP 9,072	10,560,924
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR 6,000	6,582,305
ASTM SpA, 1.50%, 01/25/30(c)	EUR 7,235	6,879,625

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(g)	USD 1,400	$1,326,036
5.38%, 03/01/29(a)(g)	USD 1,800	1,716,481
5.75%, 07/15/27(a)(g)	USD 325	320,954
8.00%, 02/15/31(a)	USD 925	956,453
8.25%, 01/15/30(a)(g)	USD 1,300	1,342,648
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR 100	101,735
6.13%, 11/30/28(c)	GBP 7,076	8,456,497
Belron U.K. Finance PLC
4.63%, 10/15/29(c)	EUR 4,184	4,460,932
5.75%, 10/15/29(a)	USD 1,819	1,802,671
Block Inc.
3.50%, 06/01/31	USD 491	436,927
6.50%, 05/15/32(a)(g)	USD 4,067	4,156,917
Boels Topholding BV
5.75%, 05/15/30(c)	EUR 4,151	4,478,004
6.25%, 02/15/29(c)	EUR 2,297	2,495,906
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD 2,950	3,088,302
Brink's Co. (The)
4.63%, 10/15/27(a)	USD 1,400	1,366,967
6.50%, 06/15/29(a)	USD 306	311,918
6.75%, 06/15/32(a)(g)	USD 255	260,239
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(c)(i)	USD 580	578,318
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	USD 700	727,605
8.63%, 05/15/32(a)	USD 937	998,688
9.00%, 05/15/28(a)(g)	USD 2,722	2,868,596
Garda World Security Corp.
4.63%, 02/15/27(a)(g)	USD 1,179	1,155,673
7.75%, 02/15/28(a)	USD 1,200	1,244,551
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD 476	474,178
6.63%, 06/15/29(a)	USD 1,228	1,255,054
Kapla Holding SAS
5.00%, 04/30/31(c)	EUR 5,000	5,253,525
Series JAN, 6.39%, 07/31/30, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 1,000	1,047,401
La Financiere Atalian SASU, 8.50%, 06/30/28	EUR 956	468,653
Loxam SAS
6.38%, 05/15/28(c)	EUR 900	969,653
6.38%, 05/31/29(c)	EUR 4,508	4,912,535
Moody's Corp., 0.95%, 02/25/30	EUR 6,550	6,130,628
Motability Operations Group PLC, 4.25%, 06/17/35(c)	EUR 11,117	12,135,713
Nexi SpA, 2.13%, 04/30/29(c)	EUR 500	492,527
Pachelbel Bidco SpA
6.87%, 05/17/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 4,116	4,313,024
7.13%, 05/17/31(c)	EUR 1,000	1,115,301
Pluxee NV, 3.75%, 09/04/32(c)	EUR 4,500	4,732,281
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(g)	USD 813	767,360
6.25%, 01/15/28(a)(g)	USD 6,336	6,328,790
Q-Park Holding I BV
2.00%, 03/01/27(c)	EUR 919	931,890
5.13%, 03/01/29(c)	EUR 1,229	1,318,409
Security	Par (000)	Value
Commercial Services (continued)
5.13%, 02/15/30(c)	EUR 3,303	$3,536,182
Rekeep SpA, 7.25%, 02/01/26(c)	EUR 400	388,967
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD 1,222	1,258,455
10.88%, 08/01/29(a)(g)	USD 2,633	2,704,433
Service Corp. International/U.S.
3.38%, 08/15/30	USD 3,072	2,726,189
4.63%, 12/15/27	USD 1,469	1,443,272
5.13%, 06/01/29	USD 135	131,938
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	USD 200	197,836
6.75%, 08/15/32(a)	USD 1,204	1,236,319
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(c)	EUR 3,669	3,909,523
United Rentals North America Inc.
3.75%, 01/15/32	USD 261	231,443
4.00%, 07/15/30	USD 313	289,766
5.25%, 01/15/30(g)	USD 1,445	1,426,890
5.50%, 05/15/27	USD 2,494	2,492,609
6.13%, 03/15/34(a)	USD 2,486	2,490,052
Verisure Holding AB
7.13%, 02/01/28(c)	EUR 375	390,131
9.25%, 10/15/27(c)	EUR 400	435,765
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD 3,688	3,817,595
Williams Scotsman Inc.
4.63%, 08/15/28(a)	USD 792	778,145
6.63%, 06/15/29(a)	USD 571	585,040
7.38%, 10/01/31(a)(g)	USD 448	468,446
Worldline SA/France
4.13%, 09/12/28(c)	EUR 7,800	8,067,448
5.25%, 11/27/29(c)	EUR 6,800	7,259,603
		177,506,915
Computers — 0.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(c)	EUR 7,765	8,196,384
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD 1,500	1,520,692
Apple Inc., 2.85%, 08/05/61	USD 10,422	6,256,725
Atos SE
6.08%, 12/18/30(c)(d)	EUR 290	191,559
Series ., 9.00%, 12/18/29(c)(d)	EUR 283	301,769
NCR Voyix Corp.
5.00%, 10/01/28(a)	USD 2,222	2,141,447
5.13%, 04/15/29(a)	USD 600	572,253
OVH Groupe SAS, 4.75%, 02/05/31(c)	EUR 2,202	2,301,488
Seagate HDD Cayman
8.25%, 12/15/29(g)	USD 1,075	1,153,021
8.50%, 07/15/31(g)	USD 1,909	2,043,550
9.63%, 12/01/32	USD 1,295	1,472,098
Western Digital Corp., 4.75%, 02/15/26(g)	USD 4,229	4,204,106
		30,355,092
Cosmetics & Personal Care — 0.1%
Coty Inc., 5.00%, 04/15/26(a)	USD 2,047	2,041,626
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(g)	USD 300	289,084
6.63%, 07/15/30(a)	USD 4,254	4,344,761
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(g)	USD 100	93,604
5.50%, 06/01/28(a)	USD 2,277	2,244,998
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR 1,220	$1,305,306
Prestige Brands Inc., 3.75%, 04/01/31(a)	USD 1,500	1,333,677
		11,653,056
Distribution & Wholesale — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR 1,000	1,064,772
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(g)	USD 1,642	1,639,030
IMCD NV
2.13%, 03/31/27(c)	EUR 5,472	5,544,639
3.63%, 04/30/30(c)	EUR 7,780	8,115,738
4.88%, 09/18/28(c)	EUR 2,376	2,586,876
		18,951,055
Diversified Financial Services — 1.0%
Ally Financial Inc.
5.75%, 11/20/25	USD 200	200,843
6.70%, 02/14/33(g)	USD 972	999,413
Bracken MidCo1 PLC, 6.75%, 11/01/27, (6.75% PIK)(c)(h)	GBP 2,326	2,822,750
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD 900	896,129
9.25%, 07/01/31(a)(g)	USD 1,236	1,324,139
Encore Capital Group Inc.
4.25%, 06/01/28(c)	GBP 1,500	1,737,564
8.50%, 05/15/30(a)	USD 464	490,795
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD 989	994,240
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	USD 731	756,581
9.25%, 02/01/29(a)	USD 2,111	2,203,354
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD 1,800	1,782,000
8.00%, 02/15/27(a)	USD 1,342	1,385,796
goeasy Ltd.
7.63%, 07/01/29(a)	USD 1,387	1,433,637
Series 144*, 6.88%, 05/15/30(a)	USD 1,725	1,751,380
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	USD 200	202,876
Intrum AB
3.00%, 09/15/27(c)(j)(k)	EUR 2,882	2,223,999
9.25%, 03/15/28(c)(j)(k)	EUR 970	754,960
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	USD 155	146,364
7.13%, 04/30/31(a)(g)	USD 3,384	3,497,401
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD 1,300	1,231,013
6.63%, 10/15/31(a)	USD 419	420,969
Jefferies GmbH, 3.87%, 07/22/26(b)(c)	EUR 4,100	4,242,708
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP 3,078	3,768,747
Julius Baer Group Ltd.
4.88%, (5-year CMT + 4.616%)(b)(c)(i)	USD 1,000	970,111
6.63%, (5-year EUR Swap + 3.847%)(b)(c)(i)	EUR 2,610	2,802,381
LPL Holdings Inc., 4.63%, 11/15/27(a)	USD 4,093	4,019,949
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	USD 2,500	2,576,163
8.13%, 03/30/29(a)	USD 328	345,702
Mastercard Inc., 2.95%, 03/15/51	USD 14,052	9,122,387
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD 1,744	1,732,796
5.13%, 12/15/30(a)	USD 1,032	974,886
6.00%, 01/15/27(a)	USD 1,037	1,035,620
Security	Par (000)	Value
Diversified Financial Services (continued)
6.50%, 08/01/29(a)	USD 3,314	$3,321,592
7.13%, 02/01/32(a)	USD 280	288,632
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD 543	508,194
5.38%, 10/15/25(a)	USD 738	737,203
5.75%, 09/15/31(a)	USD 756	723,216
7.88%, 12/15/29(a)	USD 1,396	1,461,658
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD 1,622	1,547,446
3.63%, 03/01/29(a)	USD 264	241,306
3.88%, 03/01/31(a)	USD 1,174	1,037,444
4.00%, 10/15/33(a)	USD 1,724	1,457,667
Titanium 2l Bondco SARL, 6.25%, 01/14/31, (6.75% PIK)(h)	EUR 2,697	951,452
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	USD 1,301	1,300,076
5.75%, 06/15/27(a)	USD 517	513,905
UWM Holdings LLC, 6.63%, 02/01/30(a)(g)	USD 2,000	2,004,080
		74,941,524
Electric — 2.6%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.258%)(b)(c)(i)	EUR 8,805	9,416,789
AES Andes SA
6.30%, 03/15/29(a)	USD 400	402,300
6.30%, 03/15/29(c)	USD 200	201,150
8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(b)	USD 470	478,568
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD 600	586,297
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD 2,900	2,952,377
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD 226	196,704
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD 1,455	1,471,158
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	USD 300	284,183
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR 6,763	7,233,397
Calpine Corp.
4.63%, 02/01/29(a)	USD 2,572	2,454,787
5.13%, 03/15/28(a)	USD 3,451	3,388,571
Coentreprise de Transport d'Electricite SA, 3.75%, 01/17/36(c)	EUR 1,800	1,881,669
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD 303	312,509
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR 3,301	3,481,493
Diamond II Ltd., 7.95%, 07/28/26(a)	USD 235	238,745
Duke Energy Corp.
3.10%, 06/15/28	EUR 2,359	2,453,970
3.75%, 04/01/31	EUR 7,273	7,666,450
E.ON International Finance BV, 6.38%, 06/07/32	GBP 4,615	6,080,605
E.ON SE
1.63%, 03/29/31(c)	EUR 310	296,979
4.00%, 01/16/40(c)	EUR 4,780	5,043,455
4.13%, 03/25/44(c)	EUR 510	543,440
Edison International, 8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(g)	USD 1,825	1,730,390

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
EDP SA
1.70%, 07/20/80, (5-year EUR Swap + 1.840%)(b)(c)	EUR 700	$719,390
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(b)(c)	EUR 1,400	1,422,456
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(b)(c)	EUR 3,100	2,934,546
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(b)(c)	EUR 2,500	2,624,208
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(b)(c)	EUR 4,700	4,979,392
Electricite de France SA
2.88%, (5-year EURIBOR ICE Swap + 3.373%)(b)(c)	EUR 200	203,896
3.38%, (5-year EUR Swap + 3.970%)(b)(c)(i)	EUR 12,200	11,883,492
5.13%, (5-year EURIBOR ICE Swap + 2.943%)(b)(c)(i)	EUR 2,000	2,118,890
5.63%, (5-year EURIBOR ICE Swap + 3.277%)(b)(c)(i)	EUR 600	647,898
5.88%, (15-year GBP Swap + 3.322%)(b)(c)(i)	GBP 4,600	5,552,976
6.00%, (13-year GBP Swap + 4.234%)(b)(c)(i)	GBP 7,000	8,679,296
7.38%, (5-year UK Government Bond + 3.775%)(b)(c)(i)	GBP 1,900	2,408,061
9.13%, (5-year CMT + 5.411%)(a)(b)(i)	USD 400	454,314
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. SOFR+ 5.702%)(b)(g)	USD 2,503	2,526,093
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 01/23/84, (5-year EURIBOR ICE Swap + 2.664%)(b)(c)	EUR 900	981,184
EnBW International Finance BV
3.75%, 11/20/35(c)	EUR 3,960	4,152,588
4.30%, 05/23/34(c)	EUR 2,220	2,450,897
Enel SpA, 4.25%, , (5-year EURIBOR ICE Swap + 2.009%)(b)(c)(i)	EUR 6,375	6,630,437
Engie Energia Chile SA, 3.40%, 01/28/30(c)	USD 538	478,605
Engie SA
3.50%, 09/27/29(c)	EUR 700	741,890
5.13%, (5-year EURIBOR ICE Swap + 2.367%)(b)(c)(i)	EUR 1,400	1,507,223
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(c)	USD 200	199,820
Eurogrid GmbH
3.28%, 09/05/31(c)	EUR 4,400	4,561,239
3.92%, 02/01/34(c)	EUR 4,000	4,280,505
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)	USD 400	417,085
FirstEnergy Corp.
2.65%, 03/01/30	USD 65	57,765
Series B, 2.25%, 09/01/30	USD 700	602,090
Series B, 3.90%, 07/15/27	USD 1,372	1,340,255
Series C, 3.40%, 03/01/50	USD 11,881	7,960,214
Lightning Power LLC, 7.25%, 08/15/32(a)(g)	USD 2,638	2,724,685
MVM Energetika Zrt
6.50%, 03/13/31(c)	USD 200	201,500
7.50%, 06/09/28(c)	USD 853	891,121
Naturgy Finance Iberia SA, 2.37%, (5-year EUR Swap + 2.437%)(b)(c)(i)	EUR 2,800	2,832,271
NextEra Energy Capital Holdings Inc., 5.90%, 03/15/55	USD 200	198,938
NRG Energy Inc.
3.88%, 02/15/32(a)	USD 2,100	1,844,818
5.75%, 01/15/28	USD 454	454,701
Security	Par (000)	Value
Electric (continued)
5.75%, 07/15/29(a)	USD 300	$294,768
6.00%, 02/01/33(a)	USD 2,615	2,554,955
6.25%, 11/01/34(a)	USD 1,046	1,030,668
Ohio Power Co., Series R, 2.90%, 10/01/51	USD 3,269	1,964,661
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR 5,554	5,151,112
Orsted A/S
2.50%, (5-year UK Government Bond + 2.136%)(b)(c)	GBP 9,918	8,897,900
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(b)(c)	EUR 375	395,139
PG&E Corp.
5.00%, 07/01/28(g)	USD 2,345	2,259,564
5.25%, 07/01/30	USD 643	604,703
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD 2,787	2,707,848
Pike Corp.
5.50%, 09/01/28(a)	USD 300	293,660
8.63%, 01/31/31(a)	USD 100	106,634
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(c)	USD 200	199,750
5.68%, 04/11/53(c)	USD 200	192,900
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(g)	USD 1,143	1,219,242
Terna - Rete Elettrica Nazionale, 4.75%, (5-year EURIBOR ICE Swap + 2.142%)(b)(c)(i)	EUR 6,505	6,948,531
Vistra Operations Co. LLC
5.50%, 09/01/26(a)	USD 300	299,876
5.63%, 02/15/27(a)(g)	USD 4,045	4,044,284
6.88%, 04/15/32(a)(g)	USD 685	704,800
7.75%, 10/15/31(a)	USD 1,929	2,036,376
		193,368,096
Electrical Components & Equipment — 0.1%
Belden Inc.
3.38%, 07/15/27(c)	EUR 100	103,190
3.88%, 03/15/28(c)	EUR 100	103,943
Energizer Holdings Inc., 4.38%, 03/31/29(a)	USD 1,922	1,796,924
WESCO Distribution Inc.
6.38%, 03/15/29(a)(g)	USD 342	348,406
6.63%, 03/15/32(a)	USD 2,000	2,044,838
		4,397,301
Electronics — 0.2%
Honeywell International Inc.
0.75%, 03/10/32	EUR 5,000	4,409,138
2.25%, 02/22/28	EUR 3,200	3,272,502
3.75%, 05/17/32	EUR 3,362	3,590,343
Imola Merger Corp., 4.75%, 05/15/29(a)(g)	USD 2,582	2,462,562
Sensata Technologies BV
4.00%, 04/15/29(a)	USD 1,036	958,851
5.88%, 09/01/30(a)	USD 500	491,994
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD 751	662,747
4.38%, 02/15/30(a)	USD 1,400	1,296,454
		17,144,591
Energy - Alternate Sources — 0.0%
SK Battery America Inc., 2.13%, 01/26/26(c)	USD 200	193,016
Engineering & Construction — 0.7%
ABB Finance BV
0.00%, 01/19/30(c)	EUR 1,000	900,953
3.38%, 01/15/34(c)	EUR 3,916	4,149,006
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Abertis Infraestructuras Finance BV, 3.25%, (5-year EUR Swap + 3.694%)(b)(c)(i)	EUR 500	$517,115
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	USD 206	142,552
Arcosa Inc., 6.88%, 08/15/32(a)	USD 1,942	1,990,560
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)	USD 348	350,958
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR 3,498	3,574,352
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(g)	USD 2,065	2,127,844
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR 1,600	1,486,288
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP 7,292	8,893,494
Heathrow Finance PLC
3.88%, 03/01/27(c)(d)	GBP 6,391	7,567,609
4.13%, 09/01/29(c)(d)	GBP 1,391	1,569,493
5.75%, 03/03/25(c)	GBP 100	123,925
6.63%, 03/01/31(c)	GBP 7,030	8,708,631
IHS Holding Ltd.
6.25%, 11/29/28(a)(g)	USD 501	475,167
7.88%, 05/29/30(a)	USD 344	337,120
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(c)	EUR 500	493,928
1.75%, 04/19/31(c)	EUR 6,832	6,564,503
		49,973,498
Entertainment — 1.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR 9,265	10,208,870
Banijay Entertainment SASU, 7.00%, 05/01/29(c)	EUR 4,496	4,904,402
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(g)	USD 2,936	2,771,787
6.00%, 10/15/32(a)(g)	USD 4,600	4,473,774
6.50%, 02/15/32(a)	USD 309	312,848
7.00%, 02/15/30(a)	USD 617	635,949
8.13%, 07/01/27(a)	USD 1,411	1,425,931
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD 1,589	1,532,171
5.38%, 04/15/27	USD 400	398,266
6.50%, 10/01/28	USD 966	974,765
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD 510	496,945
5.50%, 04/01/27(a)	USD 770	766,094
5.75%, 04/01/30(a)(g)	USD 1,521	1,502,526
6.75%, 05/01/31(a)(g)	USD 2,403	2,443,801
Cinemark USA Inc.
5.25%, 07/15/28(a)(g)	USD 585	573,427
7.00%, 08/01/32(a)	USD 700	719,229
Cirsa Finance International SARL
6.50%, 03/15/29(c)	EUR 1,119	1,216,832
7.11%, 07/31/28, (3-mo. EURIBOR + 4.500%)(b)(c)	EUR 216	227,440
10.38%, 11/30/27(c)	EUR 270	295,986
CPUK Finance Ltd.
4.50%, 08/28/27(c)	GBP 800	942,407
6.50%, 08/28/26(c)	GBP 991	1,222,426
Inter Media & Communication SpA, 6.75%, 02/09/27(c)	EUR 6,946	7,326,487
Security	Par (000)	Value
Entertainment (continued)
International Game Technology PLC
4.13%, 04/15/26(a)	USD 2,500	$2,474,023
5.25%, 01/15/29(a)(g)	USD 1,000	984,015
Light & Wonder International Inc.
7.00%, 05/15/28(a)(g)	USD 1,515	1,521,490
7.50%, 09/01/31(a)(g)	USD 486	506,310
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD 527	502,995
4.75%, 10/15/27(a)(g)	USD 600	588,082
6.50%, 05/15/27(a)	USD 1,601	1,627,595
Lottomatica SpA/Roma
5.38%, 06/01/30(c)	EUR 1,734	1,859,219
6.19%, 06/01/31, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,192	1,246,129
6.94%, 12/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 542	565,785
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR 3,158	3,397,326
Pinewood Finco PLC
3.63%, 11/15/27(c)	GBP 1,400	1,642,567
6.00%, 03/27/30(c)	GBP 7,558	9,315,168
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(a)(g)	USD 2,100	1,870,071
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(g)	USD 2,367	2,438,325
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	USD 1,074	1,097,223
Universal Music Group NV, 4.00%, 06/13/31(c)	EUR 5,348	5,791,575
WMG Acquisition Corp.
3.00%, 02/15/31(a)(g)	USD 173	152,160
3.75%, 12/01/29(a)	USD 1,251	1,154,163
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD 25	24,230
6.25%, 03/15/33(a)	USD 613	607,244
7.13%, 02/15/31(a)(g)	USD 2,403	2,512,654
		87,250,712
Environmental Control — 0.2%
Ambipar Lux SARL, 10.88%, 02/05/33(a)	USD 205	206,827
Clean Harbors Inc., 6.38%, 02/01/31(a)(g)	USD 1,988	2,016,629
GFL Environmental Inc.
3.50%, 09/01/28(a)	USD 998	940,755
3.75%, 08/01/25(a)	USD 1,532	1,522,259
4.00%, 08/01/28(a)(g)	USD 2,395	2,280,213
4.38%, 08/15/29(a)	USD 206	194,706
5.13%, 12/15/26(a)	USD 200	199,175
6.75%, 01/15/31(a)	USD 1,953	2,026,050
Paprec Holding SA
3.50%, 07/01/28(c)	EUR 300	307,113
6.50%, 11/17/27(c)	EUR 170	185,592
7.25%, 11/17/29(c)	EUR 6,890	7,576,550
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD 148	137,827
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(g)	USD 200	204,496
		17,798,192
Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	USD 1,897	1,861,677
3.50%, 03/15/29(a)	USD 3,120	2,870,208
4.88%, 02/15/30(a)	USD 348	334,442
5.88%, 02/15/28(a)	USD 375	374,454

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
7.50%, 03/15/26(a)	USD 1,300	$1,301,724
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP 9,567	11,363,909
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP 4,471	5,252,718
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)	USD 600	582,886
Food Service Project SA, 5.50%, 01/21/27(c)	EUR 2,621	2,747,576
Irca SpA/Gallarate, 6.63%, 12/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 4,829	5,047,178
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD 1,900	1,974,805
Lamb Weston Holdings Inc.
4.38%, 01/31/32(a)	USD 1,433	1,303,788
4.88%, 05/15/28(a)(g)	USD 117	114,600
Lion/Polaris Lux 4 SA, 6.30%, 07/01/29, (3-mo. EURIBOR + 3.625%)(b)(c)	EUR 6,481	6,748,604
Market Bidco Finco PLC
4.75%, 11/04/27(c)	EUR 4,308	4,407,670
5.50%, 11/04/27(c)	GBP 2,100	2,512,656
Nestle Finance International Ltd.
1.25%, 11/02/29(c)	EUR 8,422	8,216,882
3.13%, 10/28/36(c)	EUR 4,080	4,176,300
3.38%, 11/15/34(c)	EUR 1,800	1,925,758
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD 2,138	2,010,110
6.13%, 09/15/32(a)	USD 3,431	3,438,209
Picard Groupe SAS, 6.38%, 07/01/29(c)	EUR 1,628	1,757,389
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD 300	259,640
4.25%, 04/15/31	USD 1,815	1,684,609
6.88%, 05/15/34	USD 1,500	1,604,414
Post Holdings Inc.
4.50%, 09/15/31(a)	USD 3,896	3,522,783
4.63%, 04/15/30(a)	USD 651	605,558
5.50%, 12/15/29(a)	USD 200	195,797
6.25%, 10/15/34(a)(g)	USD 2,104	2,050,337
6.38%, 03/01/33(a)	USD 922	908,094
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP 1,028	1,260,226
U.S. Foods Inc.
4.75%, 02/15/29(a)	USD 246	237,913
7.25%, 01/15/32(a)	USD 2,200	2,283,301
		84,936,215
Food Service — 0.1%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD 1,300	1,274,320
Elior Group SA
3.75%, 07/15/26(c)	EUR 3,198	3,317,606
5.63%, 03/15/30(c)	EUR 2,626	2,754,943
		7,346,869
Forest Products & Paper — 0.5%
Ahlstrom Holding 3 OY
3.63%, 02/04/28(c)	EUR 847	862,950
4.88%, 02/04/28(a)(g)	USD 8,689	8,245,861
Fiber Bidco SpA
6.13%, 06/15/31(c)	EUR 11,044	11,528,656
6.68%, 01/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 2,514	2,623,769
Glatfelter Corp., 4.75%, 11/15/29(a)	USD 3,414	3,084,758
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD 320	326,461
Security	Par (000)	Value
Forest Products & Paper (continued)
Magnera Corp., 7.25%, 11/15/31(a)(g)	USD 281	$277,136
Mercer International Inc.
5.13%, 02/01/29(g)	USD 2,465	2,186,596
12.88%, 10/01/28(a)	USD 1,026	1,107,836
Suzano Austria GmbH
5.00%, 01/15/30	USD 200	192,672
6.00%, 01/15/29	USD 200	201,740
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(c)	EUR 1,000	1,024,433
5.63%, 01/15/31(c)	EUR 3,000	3,237,044
		34,899,912
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(g)	USD 2,169	2,065,455
9.38%, 06/01/28(a)	USD 1,675	1,661,146
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.512%)(b)(c)	GBP 4,418	5,573,793
National Grid North America Inc.
3.72%, 11/25/34(c)	EUR 3,097	3,219,255
4.67%, 09/12/33(c)	EUR 1,602	1,783,461
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)	USD 200	181,258
UGI International LLC, 2.50%, 12/01/29(c)	EUR 6,640	6,402,676
		20,887,044
Hand & Machine Tools — 0.1%
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR 2,091	2,215,404
IMA Industria Macchine Automatiche SpA
3.75%, 01/15/28(c)	EUR 200	205,665
6.54%, 04/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,500	3,657,225
		6,078,294
Health Care - Products — 0.5%
Avantor Funding Inc.
3.88%, 11/01/29(a)(g)	USD 494	457,250
4.63%, 07/15/28(a)(g)	USD 3,712	3,588,710
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD 5,274	5,521,667
Hologic Inc.
3.25%, 02/15/29(a)	USD 326	299,679
4.63%, 02/01/28(a)	USD 2,897	2,833,436
Medline Borrower LP
3.88%, 04/01/29(a)	USD 6,325	5,901,892
5.25%, 10/01/29(a)(g)	USD 6,443	6,242,829
Medtronic Global Holdings SCA
1.63%, 10/15/50	EUR 4,800	3,275,589
1.75%, 07/02/49	EUR 2,100	1,498,832
Sartorius Finance BV, 4.88%, 09/14/35(c)	EUR 2,800	3,177,994
Solventum Corp., 5.90%, 04/30/54	USD 2,315	2,257,591
Teleflex Inc., 4.25%, 06/01/28(a)	USD 100	96,194
Thermo Fisher Scientific Finance I BV, 2.00%, 10/18/51	EUR 580	426,434
		35,578,097
Health Care - Services — 0.8%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)(g)	USD 3,848	3,459,181
Clariane SE, 13.17%, (5-year UK Government Bond + 9.079%)(b)(c)(i)	GBP 1,400	1,692,523
Encompass Health Corp.
4.63%, 04/01/31	USD 435	407,140
4.75%, 02/01/30(g)	USD 3,175	3,054,246
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR 9,142	$10,280,326
HCA Inc.
4.63%, 03/15/52	USD 6,187	4,894,924
5.95%, 09/15/54	USD 2,354	2,252,530
IQVIA Inc.
5.00%, 10/15/26(a)	USD 4,212	4,194,475
5.00%, 05/15/27(a)	USD 3,410	3,377,201
6.50%, 05/15/30(a)	USD 970	989,698
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD 296	268,296
3.88%, 05/15/32(a)	USD 1,273	1,119,436
4.38%, 06/15/28(a)	USD 2,768	2,660,666
Star Parent Inc., 9.00%, 10/01/30(a)(g)	USD 2,900	3,051,678
Tenet Healthcare Corp.
4.38%, 01/15/30	USD 2,342	2,191,045
5.13%, 11/01/27	USD 4,002	3,958,564
6.13%, 10/01/28(g)	USD 6,206	6,209,326
6.13%, 06/15/30(g)	USD 2,091	2,098,529
6.75%, 05/15/31	USD 1,067	1,091,935
		57,251,719
Holding Companies - Diversified — 0.4%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(a)	USD 400	366,125
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(b)(c)	USD 200	205,184
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD 200	186,914
ProGroup AG
5.13%, 04/15/29(c)	EUR 4,069	4,126,205
5.38%, 04/15/31(c)	EUR 10,084	10,102,454
Stena International SA
7.25%, 01/15/31(a)	USD 10,750	10,984,006
7.63%, 02/15/31(a)	USD 4,579	4,739,590
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(c)	USD 250	259,766
		30,970,244
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD 104	95,139
6.25%, 09/15/27(a)(g)	USD 2,300	2,291,790
LGI Homes Inc., 7.00%, 11/15/32(a)(g)	USD 600	597,000
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD 100	93,366
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)	USD 556	557,167
5.88%, 06/15/27(a)	USD 993	1,001,510
		4,635,972
Home Furnishings — 0.0%
LG Electronics Inc.
5.63%, 04/24/27(a)	USD 707	714,954
5.63%, 04/24/29(a)	USD 200	202,688
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	USD 900	790,416
4.00%, 04/15/29(a)	USD 526	489,518
		2,197,576
Household Products & Wares — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30(g)	USD 100	90,917
Housewares — 0.1%
Newell Brands Inc.
5.70%, 04/01/26	USD 496	497,606
Security	Par (000)	Value
Housewares (continued)
6.38%, 05/15/30	USD 1,000	$1,012,501
6.63%, 09/15/29(g)	USD 1,994	2,045,465
6.63%, 05/15/32(g)	USD 700	706,912
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD 412	365,559
4.38%, 02/01/32	USD 74	66,074
4.50%, 10/15/29(g)	USD 1,298	1,219,032
		5,913,149
Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)	USD 2,140	2,024,692
7.50%, 11/06/30(a)(g)	USD 2,400	2,481,379
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)(g)	USD 200	200,043
6.75%, 04/15/28(a)	USD 2,018	2,039,306
7.00%, 01/15/31(a)	USD 4,600	4,680,659
Ardonagh Finco Ltd. 6.88%, 02/15/31(c)	EUR 11,043	11,771,052
Arthur J Gallagher & Co., 5.55%, 02/15/55	USD 2,285	2,177,930
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	USD 1,200	1,158,062
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	USD 1,550	1,621,111
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD 700	715,223
HUB International Ltd., 7.25%, 06/15/30(a)	USD 5,000	5,169,895
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	USD 1,301	1,244,549
4.30%, 02/01/61(a)	USD 300	188,318
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(g)	USD 3,671	3,759,357
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.189%)(b)(c)(i)	USD 1,520	1,567,363
Ryan Specialty LLC
4.38%, 02/01/30(a)(g)	USD 200	188,701
5.88%, 08/01/32(a)	USD 100	99,088
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR 5,200	5,724,570
		46,811,298
Internet — 0.8%
Amazon.com Inc.
2.70%, 06/03/60	USD 3,818	2,196,318
3.25%, 05/12/61(g)	USD 7,529	4,923,529
Booking Holdings Inc., 4.25%, 05/15/29	EUR 1,700	1,854,140
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR 3,865	4,283,325
Gen Digital Inc.
6.75%, 09/30/27(a)	USD 1,274	1,295,120
7.13%, 09/30/30(a)(g)	USD 718	738,700
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(g)	USD 1,429	1,320,809
5.25%, 12/01/27(a)	USD 501	496,427
iliad SA
5.38%, 06/14/27(c)	EUR 200	215,779
5.38%, 02/15/29(c)	EUR 2,600	2,843,383
5.63%, 02/15/30(c)	EUR 3,600	3,997,612

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
ION Trading Technologies SARL
5.75%, 05/15/28(a)	USD 10,076	$9,498,951
9.50%, 05/30/29(a)	USD 618	645,349
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD 1,026	880,353
4.13%, 08/01/30(a)	USD 1,221	1,102,956
4.63%, 06/01/28(a)	USD 903	868,996
5.00%, 12/15/27(a)	USD 452	442,911
Meta Platforms Inc., 5.40%, 08/15/54	USD 2,738	2,656,425
Prosus NV, 3.06%, 07/13/31(c)	USD 400	334,252
Rakuten Group Inc.
8.13%, , (5-year CMT + 4.250%)(a)(b)(g)(i)	USD 3,000	2,960,033
9.75%, 04/15/29(a)	USD 4,210	4,598,142
11.25%, 02/15/27(a)	USD 2,200	2,404,644
United Group BV
3.63%, 02/15/28(c)	EUR 3,900	3,978,809
6.50%, 10/31/31(c)	EUR 1,637	1,774,645
6.75%, 02/15/31(c)	EUR 1,069	1,159,606
7.27%, 02/15/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 4,498	4,683,725
		62,154,939
Iron & Steel — 0.2%
ATI Inc., 7.25%, 08/15/30(g)	USD 3,329	3,449,134
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)	USD 400	398,146
6.88%, 11/01/29(a)	USD 500	501,547
7.00%, 03/15/32(a)(g)	USD 3,481	3,472,470
7.38%, 05/01/33(a)	USD 456	453,479
CSN Inova Ventures, 6.75%, 01/28/28(c)	USD 200	190,050
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 07/23/29(a)	USD 241	246,423
8.38%, 07/23/29(c)	USD 200	204,500
Mineral Resources Ltd.
8.00%, 11/01/27(a)(g)	USD 185	189,576
8.13%, 05/01/27(a)	USD 615	618,462
8.50%, 05/01/30(a)(g)	USD 600	620,749
9.25%, 10/01/28(a)(g)	USD 3,204	3,388,695
POSCO, 5.75%, 01/17/28(a)	USD 200	204,148
Samarco Mineracao SA
9.00%, 06/30/31, (9.00% PIK)(c)(h)	USD 663	641,509
9.00%, 06/30/31, (9.00% PIK)(a)(g)(h)	USD 179	173,122
Vale Overseas Ltd., 6.40%, 06/28/54	USD 364	360,187
		15,112,197
Leisure Time — 0.6%
Carnival Corp., 7.00%, 08/15/29(a)	USD 1,000	1,048,750
Carnival PLC, 1.00%, 10/28/29	EUR 700	640,906
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP 10,649	12,952,093
NCL Corp. Ltd.
5.88%, 02/15/27(a)	USD 1,821	1,829,355
6.75%, 02/01/32(a)	USD 2,500	2,539,035
7.75%, 02/15/29(a)(g)	USD 1,972	2,094,887
8.13%, 01/15/29(a)	USD 426	452,352
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP 8,238	10,866,168
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD 1	1,005
10.75%, 11/15/29(a)	USD 2	2,063
TUI Cruises GmbH
5.00%, 05/15/30(c)	EUR 3,441	3,637,226
6.25%, 04/15/29(c)	EUR 1,000	1,092,937
6.50%, 05/15/26(c)	EUR 433	451,752
Security	Par (000)	Value
Leisure Time (continued)
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD 2,662	$2,657,044
9.13%, 07/15/31(a)	USD 2,709	2,936,513
		43,202,086
Lodging — 0.5%
Boyd Gaming Corp., 4.75%, 12/01/27	USD 2,358	2,313,681
Grupo Posadas SAB de CV, 8.00%, 12/30/27(c)	USD 186	168,288
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD 401	352,594
5.38%, 05/01/25(a)	USD 1,597	1,591,078
5.75%, 05/01/28(a)	USD 2,018	2,019,514
5.88%, 04/01/29(a)	USD 100	100,695
5.88%, 03/15/33(a)	USD 1,425	1,415,687
6.13%, 04/01/32(a)(g)	USD 2,398	2,419,846
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(g)	USD 2,172	1,971,113
5.00%, 06/01/29(a)(g)	USD 928	884,070
Las Vegas Sands Corp.
2.90%, 06/25/25	USD 718	711,643
3.50%, 08/18/26	USD 4,875	4,758,592
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	USD 300	299,439
MGM Resorts International
4.63%, 09/01/26	USD 2,266	2,245,724
4.75%, 10/15/28(g)	USD 636	617,137
5.50%, 04/15/27(g)	USD 217	217,235
6.13%, 09/15/29(g)	USD 500	500,393
6.50%, 04/15/32(g)	USD 1,863	1,864,507
Sands China Ltd.
3.80%, 01/08/26	USD 200	197,260
5.40%, 08/08/28	USD 200	199,024
Station Casinos LLC, 6.63%, 03/15/32(a)	USD 2,028	2,039,578
Travel & Leisure Co.
4.50%, 12/01/29(a)	USD 164	155,373
6.63%, 07/31/26(a)	USD 3,152	3,202,621
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD 1,000	997,000
5.50%, 10/01/27(a)	USD 700	685,125
5.63%, 08/26/28(a)(g)	USD 3,550	3,430,188
		35,357,405
Machinery — 0.3%
Chart Industries Inc., 7.50%, 01/01/30(a)(g)	USD 2,515	2,627,501
Eaton Capital UnLtd Co., 3.60%, 05/21/31(c)	EUR 3,566	3,800,814
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(g)	USD 1,600	1,677,576
John Deere Capital Corp., 3.45%, 07/16/32(c)	EUR 2,630	2,790,548
Nova Alexandre III SAS, 8.04%, 07/15/29, (3-mo. EURIBOR + 5.250%)(b)(c)	EUR 2,309	2,387,944
Terex Corp., 6.25%, 10/15/32(a)	USD 3,273	3,237,576
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR 4,309	4,486,285
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR 909	942,011
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD 2,090	2,066,657
		24,016,912
Manufacturing — 0.0%
Illinois Tool Works Inc., 3.38%, 05/17/32	EUR 3,413	3,600,789
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD 200	$177,426
4.25%, 01/15/34(a)(g)	USD 3,964	3,238,469
4.50%, 08/15/30(a)	USD 1,612	1,466,590
4.50%, 05/01/32(g)	USD 10,064	8,729,576
4.50%, 06/01/33(a)(g)	USD 2,063	1,750,376
4.75%, 03/01/30(a)	USD 5,903	5,467,731
4.75%, 02/01/32(a)(g)	USD 1,400	1,245,787
5.00%, 02/01/28(a)	USD 2,994	2,914,425
5.13%, 05/01/27(a)	USD 2,935	2,880,791
6.38%, 09/01/29(a)(g)	USD 1,020	1,020,599
7.38%, 03/01/31(a)(g)	USD 1,800	1,842,847
Charter Communications Operating LLC/Charter Communications Operating Capital
3.95%, 06/30/62(g)	USD 15,585	9,548,433
5.25%, 04/01/53(g)	USD 2,891	2,332,451
Comcast Corp.
2.94%, 11/01/56	USD 17,970	10,421,331
2.99%, 11/01/63	USD 10,781	6,037,454
3.55%, 09/26/36	EUR 3,078	3,213,864
Gray Television Inc., 10.50%, 07/15/29(a)(g)	USD 3,632	3,802,083
Informa PLC, 3.63%, 10/23/34(c)	EUR 2,590	2,693,262
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD 2,005	1,973,501
7.38%, 09/01/31(a)(g)	USD 756	786,561
News Corp., 3.88%, 05/15/29(a)	USD 1,674	1,563,058
Nexstar Media Inc.
4.75%, 11/01/28(a)(g)	USD 3,835	3,616,161
5.63%, 07/15/27(a)	USD 2,017	1,989,357
Paramount Global
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(g)	USD 1,196	1,165,837
6.25%, 02/28/57, (3-mo. SOFR + 4.161%)(b)	USD 3,218	3,076,355
Sirius XM Radio Inc.
3.88%, 09/01/31(a)(g)	USD 6,996	6,024,684
4.00%, 07/15/28(a)(g)	USD 3,841	3,591,740
4.13%, 07/01/30(a)(g)	USD 1,400	1,251,368
5.00%, 08/01/27(a)	USD 1,906	1,871,618
5.50%, 07/01/29(a)(g)	USD 1,524	1,484,004
Summer BidCo BV, 10.00%, 02/15/29, (10.00% PIK)(c)(h)	EUR 679	719,747
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD 9,590	8,900,191
TEGNA Inc.
4.63%, 03/15/28(g)	USD 1,654	1,584,185
4.75%, 03/15/26(a)	USD 200	198,823
5.00%, 09/15/29	USD 1,784	1,676,223
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(c)(h)	EUR 7,400	6,586,785
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD 10,600	10,234,586
Univision Communications Inc.
4.50%, 05/01/29(a)(g)	USD 1,365	1,243,021
7.38%, 06/30/30(a)	USD 200	197,335
8.00%, 08/15/28(a)	USD 2,120	2,167,195
8.50%, 07/31/31(a)	USD 3,658	3,674,124
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP 7,048	8,653,608
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP 3,300	3,546,965
Security	Par (000)	Value
Media (continued)
4.25%, 01/15/30(c)	GBP 1,500	$1,650,616
5.25%, 05/15/29(c)	GBP 970	1,135,050
5.50%, 05/15/29(a)	USD 2,237	2,141,847
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP 2,687	3,111,307
VZ Secured Financing BV
3.50%, 01/15/32(c)	EUR 3,180	3,067,784
5.00%, 01/15/32(a)	USD 4,165	3,721,386
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(g)	USD 1,000	909,471
6.13%, 11/15/32(c)	EUR 3,392	3,523,700
Ziggo BV
2.88%, 01/15/30(c)	EUR 3,953	3,871,582
4.88%, 01/15/30(a)	USD 4,500	4,215,379
		173,908,649
Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/27(a)(g)	USD 1,682	1,674,238
6.13%, 05/15/28(a)	USD 246	247,795
7.13%, 03/15/31(a)(g)	USD 2,907	3,015,353
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR 1,500	1,588,576
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD 200	179,916
Constellium SE
3.75%, 04/15/29(a)(g)	USD 1,113	1,014,637
5.38%, 08/15/32(c)	EUR 9,921	10,279,225
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	USD 404	368,623
4.50%, 09/15/27(a)	USD 231	225,153
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	USD 2,771	2,739,481
6.13%, 04/15/32(a)	USD 346	343,734
Freeport Indonesia PT, 4.76%, 04/14/27(c)	USD 600	595,312
Glencore Capital Finance DAC, 4.15%, 04/29/31(c)	EUR 9,143	9,830,270
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(g)	USD 207	185,882
4.63%, 03/01/28(a)	USD 2,148	2,069,843
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD 235	235,823
6.70%, 10/17/28(c)	USD 200	200,700
6.95%, 10/17/31(a)	USD 297	294,680
Novelis Corp.
3.88%, 08/15/31(a)(g)	USD 2,623	2,297,690
4.75%, 01/30/30(a)	USD 1,005	943,444
Novelis Inc., 6.88%, 01/30/30(a)	USD 627	641,897
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	USD 200	199,860
9.85%, 04/24/33(a)	USD 227	228,634
10.88%, 09/17/29(a)	USD 955	993,439
10.88%, 09/17/29(c)	USD 200	208,050
Volcan Cia Minera SAA
8.75%, 01/24/30(a)(g)	USD 583	554,229
8.75%, 01/24/30(c)	USD 153	145,449
		41,301,933
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25(a)	USD 58	57,737
5.50%, 08/15/28(a)(g)	USD 3,184	2,714,573

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
8.88%, 11/30/29(a)(g)	USD 2,239	$1,964,290
		4,736,600
Oil & Gas — 2.0%
3R Lux SARL, 9.75%, 02/05/31(a)	USD 200	208,442
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)	USD 495	447,356
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD 879	901,476
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD 600	590,369
6.63%, 10/15/32(a)	USD 1,000	1,008,356
8.25%, 12/31/28(a)	USD 1,143	1,166,524
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	USD 306	310,039
Baytex Energy Corp., 8.50%, 04/30/30(a)(g)	USD 3,103	3,196,860
BG Energy Capital PLC, 2.25%, 11/21/29(c)	EUR 7,149	7,197,459
BP Capital Markets BV
3.77%, 05/12/30(c)	EUR 900	961,707
4.32%, 05/12/35(c)	EUR 1,211	1,323,061
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD 511	534,440
8.75%, 07/01/31(a)	USD 4,842	5,106,673
CNX Resources Corp., 7.25%, 03/01/32(a)	USD 200	203,948
Comstock Resources Inc.
5.88%, 01/15/30(a)(g)	USD 400	378,563
6.75%, 03/01/29(a)	USD 4,064	3,989,586
Cosan Luxembourg SA, 7.25%, 06/27/31(a)	USD 200	201,640
Coterra Energy Inc., 5.90%, 02/15/55	USD 7,009	6,614,375
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD 700	698,770
7.63%, 04/01/32(a)(g)	USD 565	568,911
9.25%, 02/15/28(a)	USD 1,808	1,894,118
CVR Energy Inc.
5.75%, 02/15/28(a)(g)	USD 2,100	1,977,279
8.50%, 01/15/29(a)	USD 200	195,785
Devon Energy Corp., 5.00%, 06/15/45	USD 3,140	2,628,935
Diamondback Energy Inc., 5.75%, 04/18/54	USD 3,116	2,925,688
Ecopetrol SA
8.38%, 01/19/36(g)	USD 572	555,126
8.88%, 01/13/33	USD 538	552,822
Empresa Nacional del Petroleo
5.95%, 07/30/34(a)	USD 400	396,252
6.15%, 05/10/33(a)	USD 300	300,198
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)	USD 1,423	1,461,854
Eni SpA
4.25%, 05/19/33(c)	EUR 5,912	6,440,981
4.50%, , (5-year EUR Swap + 2.218%)(b)(c)(i)	EUR 4,725	4,938,480
Expand Energy Corp.
4.75%, 02/01/32	USD 1,650	1,539,338
5.38%, 02/01/29	USD 500	494,006
5.38%, 03/15/30	USD 717	704,062
5.88%, 02/01/29(a)	USD 21	20,911
6.75%, 04/15/29(a)(g)	USD 1,200	1,213,045
Exxon Mobil Corp., 3.45%, 04/15/51	USD 7,474	5,246,111
Gran Tierra Energy Inc.
9.50%, 10/15/29(a)(g)	USD 600	565,500
9.50%, 10/15/29(c)	USD 200	188,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD 1,692	1,644,519
6.00%, 02/01/31(a)	USD 200	189,474
6.25%, 04/15/32(a)	USD 1,090	1,035,146
Security	Par (000)	Value
Oil & Gas (continued)
6.88%, 05/15/34(a)(g)	USD 800	$771,594
7.25%, 02/15/35(a)	USD 1,775	1,734,135
Kosmos Energy Ltd., 7.50%, 03/01/28(c)	USD 200	189,688
Matador Resources Co.
6.50%, 04/15/32(a)	USD 1,561	1,564,873
6.88%, 04/15/28(a)	USD 334	340,165
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD 310	263,527
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	USD 250	264,775
Murphy Oil Corp., 6.00%, 10/01/32(g)	USD 1,450	1,400,887
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD 1,551	1,578,060
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	USD 1,736	1,765,649
8.75%, 06/15/31(a)(g)	USD 1,633	1,712,334
Occidental Petroleum Corp., 5.88%, 09/01/25(g)	USD 174	174,385
ORLEN SA, 6.00%, 01/30/35(a)	USD 285	285,285
Parkland Corp.
4.63%, 05/01/30(a)	USD 956	889,817
6.63%, 08/15/32(a)(g)	USD 2,867	2,873,703
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD 100	98,555
7.88%, 09/15/30(a)(g)	USD 1,536	1,536,350
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD 1,170	1,161,273
6.25%, 02/01/33(a)	USD 1,500	1,503,629
8.00%, 04/15/27(a)	USD 235	240,480
Pertamina Persero PT, 3.65%, 07/30/29(c)	USD 397	373,180
Petroleos Mexicanos
5.95%, 01/28/31	USD 586	490,687
6.50%, 03/13/27	USD 183	176,577
6.70%, 02/16/32(g)	USD 595	515,835
6.88%, 10/16/25(g)	USD 425	423,938
6.95%, 01/28/60(g)	USD 127	87,159
7.50%, 03/20/26	USD 10,281	10,306,702
8.75%, 06/02/29(g)	USD 887	877,627
10.00%, 02/07/33(g)	USD 405	416,705
Petronas Capital Ltd., 3.50%, 03/18/25(c)	USD 200	199,560
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(c)	USD 200	199,840
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(g)	USD 546	548,594
Raizen Fuels Finance SA
5.30%, 01/20/27(c)	USD 200	199,500
6.45%, 03/05/34(a)	USD 345	339,699
6.95%, 03/05/54(a)	USD 200	193,400
Range Resources Corp., 8.25%, 01/15/29	USD 1,300	1,337,921
Repsol Europe Finance SARL, 3.63%, 09/05/34(c)	EUR 5,000	5,188,682
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)	USD 410	379,865
SM Energy Co., 6.75%, 09/15/26	USD 2,834	2,835,023
Sunoco LP, 7.00%, 05/01/29(a)	USD 724	748,330
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD 1,060	1,010,923
5.88%, 03/15/28	USD 200	200,193
6.00%, 04/15/27(g)	USD 354	353,548
7.00%, 09/15/28(a)	USD 2,704	2,783,722
Talos Production Inc., 9.38%, 02/01/31(a)(g)	USD 2,900	3,013,262
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	USD 226	237,458
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valaris Ltd., 8.38%, 04/30/30(a)	USD 1,800	$1,848,515
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(b)(c)	EUR 4,100	4,681,270
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)	USD 315	308,621
Vital Energy Inc.
7.88%, 04/15/32(a)(g)	USD 1,936	1,909,449
9.75%, 10/15/30(g)	USD 1,194	1,268,976
Wintershall Dea Finance BV
1.33%, 09/25/28(c)	EUR 7,600	7,319,479
4.36%, 10/03/32(c)	EUR 8,591	9,027,079
		152,867,168
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD 875	879,329
6.63%, 09/01/32(a)	USD 800	810,959
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 500	503,097
7.13%, 03/15/29(a)	USD 1,969	2,014,933
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD 2,335	2,421,649
		6,629,967
Packaging & Containers — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR 2,146	2,031,463
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26(c)	EUR 5,049	4,730,185
Ball Corp.
2.88%, 08/15/30(g)	USD 1,200	1,039,376
3.13%, 09/15/31(g)	USD 200	171,879
6.00%, 06/15/29(g)	USD 2,575	2,601,152
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD 400	403,897
6.88%, 01/15/30(a)(g)	USD 700	711,129
Crown Americas LLC, 5.25%, 04/01/30	USD 200	195,721
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD 1,463	1,459,170
Fiber Midco SpA, 10.75%, 06/15/29, (6.25% PIK)(c)(h)	EUR 900	968,859
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD 525	494,691
6.38%, 07/15/32(a)(g)	USD 913	921,090
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR 3,254	3,031,676
LABL Inc.
5.88%, 11/01/28(a)	USD 4,129	3,653,046
8.63%, 10/01/31(a)	USD 700	630,746
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD 5,508	5,612,432
OI European Group BV
5.25%, 06/01/29(c)	EUR 3,000	3,132,795
6.25%, 05/15/28(c)	EUR 1,200	1,280,671
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(g)	USD 2,956	2,881,361
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)	USD 1,028	1,029,698
Security	Par (000)	Value
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)	USD 2,365	$2,371,989
Sealed Air Corp.
4.00%, 12/01/27(a)	USD 1,798	1,730,875
6.50%, 07/15/32(a)(g)	USD 986	1,001,738
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)(g)	USD 743	772,299
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	USD 800	796,004
6.77%, 08/15/26, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 300	312,309
		43,966,251
Pharmaceuticals — 1.6%
Bayer AG
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(b)(c)	EUR 4,300	4,758,782
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(b)(c)	EUR 3,900	4,024,681
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(b)(c)	EUR 6,200	6,470,814
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(b)(c)	EUR 3,800	4,124,740
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.751%)(b)(c)	EUR 3,300	3,403,805
Bayer Capital Corp. BV, 1.50%, 06/26/26(c)	EUR 10,400	10,593,835
CVS Health Corp., 7.00%, 03/10/55, (5-year CMT + 2.886%)(b)(g)	USD 4,000	4,040,250
Eli Lilly & Co., 1.38%, 09/14/61	EUR 3,300	1,914,610
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(g)	USD 1,800	1,925,377
Gruenenthal GmbH
4.13%, 05/15/28(c)	EUR 200	207,987
4.63%, 11/15/31(c)	EUR 4,426	4,608,982
6.75%, 05/15/30(c)	EUR 4,594	5,068,752
Jazz Securities DAC, 4.38%, 01/15/29(a)(g)	USD 3,881	3,696,869
MSD Netherlands Capital BV
3.70%, 05/30/44	EUR 3,500	3,648,809
3.75%, 05/30/54	EUR 6,861	7,015,680
Nidda Healthcare Holding GmbH
6.89%, 10/23/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 2,712	2,845,292
7.00%, 02/21/30(c)	EUR 7,027	7,675,298
7.50%, 08/21/26(c)	EUR 66	70,346
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD 400	379,392
5.13%, 04/30/31(a)(g)	USD 5,718	5,176,136
2.88%, 04/30/28(c)	EUR 3,173	3,188,691
7.88%, 05/15/34(a)	USD 314	320,146
Owens & Minor Inc.
4.50%, 03/31/29(a)	USD 900	818,760
6.63%, 04/01/30(a)	USD 1,896	1,825,681
Rossini SARL
6.56%, 12/31/29, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR 1,944	2,050,044
6.75%, 12/31/29(c)	EUR 3,868	4,253,906
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)	EUR 1,000	998,840
4.38%, 05/09/30	EUR 6,027	6,365,956

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
7.38%, 09/15/29	EUR 1,500	$1,775,900
7.88%, 09/15/31	EUR 3,964	4,991,250
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 4,758	4,600,082
5.13%, 05/09/29(g)	USD 1,100	1,075,250
6.75%, 03/01/28(g)	USD 3,914	4,013,924
8.13%, 09/15/31(g)	USD 875	976,342
		118,905,209
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD 500	499,932
5.75%, 01/15/28(a)	USD 807	804,181
6.63%, 02/01/32(a)	USD 674	688,432
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD 1,358	1,394,970
7.25%, 07/15/32(a)(g)	USD 1,500	1,569,624
Buckeye Partners LP
4.13%, 03/01/25(a)(g)	USD 577	577,000
4.13%, 12/01/27	USD 1,253	1,204,615
4.50%, 03/01/28(a)	USD 100	96,293
6.75%, 02/01/30(a)	USD 1,489	1,514,744
6.88%, 07/01/29(a)	USD 740	757,585
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)	USD 450	475,145
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD 583	585,389
8.63%, 03/15/29(a)	USD 1,528	1,602,573
DT Midstream Inc., 4.38%, 06/15/31(a)	USD 595	550,352
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)(g)	USD 600	520,125
Enbridge Inc., 3.40%, 08/01/51	USD 3,047	2,035,435
Energy Transfer LP
5.63%, 05/01/27(a)	USD 202	202,055
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(g)	USD 1,000	1,024,665
7.38%, 02/01/31(a)	USD 2,039	2,136,564
EnLink Midstream LLC, 6.50%, 09/01/30(a)(g)	USD 488	513,424
EnLink Midstream Partners LP, 4.85%, 07/15/26	USD 3,601	3,587,773
EQM Midstream Partners LP
4.50%, 01/15/29(a)	USD 1,569	1,512,532
4.75%, 01/15/31(a)	USD 330	314,191
6.50%, 07/01/27(a)	USD 1,799	1,835,993
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD 400	417,504
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	USD 508	504,881
6.10%, 08/23/42(a)	USD 511	501,419
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD 400	409,105
7.50%, 05/15/32(a)	USD 208	216,455
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	USD 2,700	2,700,921
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD 1,800	1,682,298
Kinetik Holdings LP
5.88%, 06/15/30(a)	USD 1,896	1,881,185
6.63%, 12/15/28(a)(g)	USD 1,462	1,494,969
Security	Par (000)	Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(g)	USD 612	$627,996
8.38%, 02/15/32(a)	USD 2,022	2,080,031
NuStar Logistics LP
5.75%, 10/01/25	USD 1,071	1,073,158
6.00%, 06/01/26	USD 200	201,171
6.38%, 10/01/30	USD 1,190	1,211,910
ONEOK Inc., 6.63%, 09/01/53	USD 2,215	2,311,866
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	USD 64	63,439
4.95%, 07/15/29(a)	USD 613	587,683
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	USD 1,100	1,131,323
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD 1,585	1,550,441
6.00%, 03/01/27(a)	USD 635	632,042
6.00%, 12/31/30(a)	USD 500	482,640
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	USD 2,247	1,933,246
3.88%, 08/15/29(a)	USD 1,212	1,121,135
4.13%, 08/15/31(a)	USD 100	90,405
Venture Global LNG Inc.
7.00%, 01/15/30(a)(g)	USD 5,689	5,814,607
8.13%, 06/01/28(a)	USD 4,072	4,255,440
8.38%, 06/01/31(a)(g)	USD 3,530	3,715,187
9.88%, 02/01/32(a)	USD 722	794,795
		65,490,844
Real Estate — 0.6%
Adler Financing SARL
Series 1.5L, 14.00%, 12/31/29, (14.00% PIK)(h)	EUR 1,006	1,100,111
Series 1L, 8.25%, 12/31/28, (4.13% PIK)(h)	EUR 9,151	9,613,103
Adler Real Estate GmbH, 3.00%, 04/27/26(c)	EUR 7,600	7,589,372
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(i)	EUR 6,442	6,583,135
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR 1,509	1,413,731
Citycon OYJ, 3.63%, (5-year EURIBOR ICE Swap + 4.179%)(b)(c)(i)	EUR 2,495	2,403,793
Citycon Treasury BV
1.25%, 09/08/26(c)	EUR 1,041	1,033,302
1.63%, 03/12/28(c)	EUR 2,140	2,034,060
2.38%, 01/15/27(c)	EUR 1,335	1,335,213
5.00%, 03/11/30(c)	EUR 2,350	2,447,155
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	USD 100	100,827
Heimstaden Bostad AB
1.13%, 01/21/26(c)	EUR 400	406,178
2.63%, (5-year EUR Swap + 3.149%)(b)(c)(i)	EUR 550	524,126
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)	EUR 600	613,318
1.38%, 03/03/27	EUR 2,236	2,217,464
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD 973	893,986
4.38%, 02/01/31(a)	USD 400	356,802
5.38%, 08/01/28(a)	USD 1,452	1,410,421
MAF Global Securities Ltd., 6.38%, (5-year CMT + 3.539%)(b)(c)(i)	USD 200	199,625
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Unique Pub Finance Co. PLC (The), Series N, 6.46%, 03/30/32(c)	GBP 2,829	$3,650,201
		45,925,923
Real Estate Investment Trusts — 1.0%
American Tower Corp.
0.40%, 02/15/27	EUR 3,000	2,964,729
0.88%, 05/21/29	EUR 5,390	5,100,652
3.10%, 06/15/50(g)	USD 8,691	5,565,570
Equinix Inc., 2.95%, 09/15/51	USD 4,184	2,566,807
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD 2,700	2,484,520
4.88%, 09/15/27(a)	USD 1,124	1,103,193
5.00%, 07/15/28(a)(g)	USD 2,163	2,107,287
5.25%, 03/15/28(a)(g)	USD 1,063	1,044,640
5.25%, 07/15/30(a)	USD 300	288,521
6.25%, 01/15/33(a)(g)	USD 2,028	2,031,569
7.00%, 02/15/29(a)	USD 2,268	2,332,704
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP 300	366,529
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	USD 1,238	1,182,714
5.88%, 10/01/28(a)	USD 1,723	1,703,272
Prologis Euro Finance LLC, 1.00%, 02/16/41	EUR 387	262,358
Prologis LP, 2.13%, 10/15/50	USD 3,541	1,863,321
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(g)	USD 115	109,659
4.75%, 10/15/27	USD 200	195,868
6.50%, 04/01/32(a)(g)	USD 1,195	1,204,088
7.25%, 07/15/28(a)	USD 2,069	2,145,253
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	USD 900	880,669
SBA Communications Corp.
3.13%, 02/01/29	USD 4,107	3,736,556
3.88%, 02/15/27	USD 5,818	5,629,466
Service Properties Trust
5.50%, 12/15/27	USD 1,543	1,485,146
8.38%, 06/15/29	USD 2,900	2,898,292
8.88%, 06/15/32(g)	USD 1,602	1,559,867
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	USD 500	485,822
4.38%, 01/15/27(a)	USD 1,200	1,165,474
6.50%, 07/01/30(a)	USD 432	436,131
7.25%, 04/01/29(a)	USD 1,877	1,938,914
Trust Fibra Uno, 5.25%, 01/30/26(c)	USD 200	200,140
VICI Properties LP
5.63%, 05/15/52	USD 11,838	10,905,147
6.13%, 04/01/54(g)	USD 6,510	6,442,016
		74,386,894
Retail — 1.5%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD 2,759	2,498,395
4.38%, 01/15/28(a)	USD 3,514	3,379,578
5.63%, 09/15/29(a)	USD 385	383,361
6.13%, 06/15/29(a)	USD 2,094	2,122,520
Advance Auto Parts Inc., 3.90%, 04/15/30(g)	USD 2,550	2,296,473
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD 191	185,310
4.75%, 03/01/30(g)	USD 1,164	1,105,171
Bath & Body Works Inc., 6.63%, 10/01/30(a)(g)	USD 510	519,255
Security	Par (000)	Value
Retail (continued)
Bertrand Franchise Finance SAS
6.49%, 07/18/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,900	$4,072,321
6.50%, 07/18/30(c)	EUR 1,688	1,826,571
Bubbles Holdco SPA
6.50%, 09/30/31(c)	EUR 3,304	3,483,673
6.93%, 09/30/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 4,998	5,217,978
CD&R Firefly Bidco PLC 8.63%, 04/30/29(c)	GBP 10,218	13,062,687
Dufry One BV, 4.75%, 04/18/31(c)	EUR 1,715	1,839,956
Duomo Bidco SpA, 6.91%, 07/15/31, (3-mo. EURIBOR + 4.125%)(b)(c)	EUR 2,317	2,419,631
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	USD 1,697	1,693,818
5.88%, 04/01/29(a)	USD 1,933	1,824,784
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)	USD 1,500	1,412,915
FirstCash Inc., 6.88%, 03/01/32(a)	USD 2,495	2,529,586
Fressnapf Holding SE, 5.25%, 10/31/31(c)	EUR 3,685	3,908,585
Gap Inc. (The)
3.63%, 10/01/29(a)	USD 624	567,631
3.88%, 10/01/31(a)(g)	USD 1,861	1,632,195
Goldstory SAS
6.61%, 02/01/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 4,916	5,160,957
6.75%, 02/01/30(c)	EUR 6,972	7,559,184
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD 896	850,182
6.38%, 01/15/30(a)	USD 600	609,844
Home Depot Inc. (The)
2.75%, 09/15/51	USD 11,946	7,290,966
3.50%, 09/15/56	USD 6,354	4,408,029
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	USD 2,702	2,562,245
Lithia Motors Inc., 4.63%, 12/15/27(a)	USD 2,436	2,364,643
Lowe's Companies Inc., 3.00%, 10/15/50	USD 3,242	2,019,373
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(g)	USD 662	648,513
5.88%, 03/15/30(a)	USD 1,100	1,058,086
6.13%, 03/15/32(a)(g)	USD 578	546,630
McDonald's Corp., 4.13%, 11/28/35(c)	EUR 1,000	1,086,658
Murphy Oil USA Inc., 4.75%, 09/15/29(g)	USD 1,364	1,305,407
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29(a)	USD 4,500	4,485,477
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)	USD 2,400	2,298,250
Sonic Automotive Inc., 4.63%, 11/15/29(a)(g)	USD 1,888	1,778,202
Stonegate Pub Co. Financing PLC
9.65%, 07/31/29, (3-mo. EURIBOR + 6.625%)(b)(c)	EUR 4,000	4,268,902
10.75%, 07/31/29(c)	GBP 1,000	1,289,805
Yum! Brands Inc.
3.63%, 03/15/31(g)	USD 3,044	2,723,946
4.75%, 01/15/30(a)	USD 2,675	2,568,058
5.38%, 04/01/32(g)	USD 800	782,383
		115,648,134

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans — 0.1%
Nationwide Building Society
5.75%, (5-year UK Government Bond + 5.625%)(b)(c)(i)	GBP 2,506	$3,048,727
7.50%, (5-year UK Government Bond + 3.852%)(b)(c)(i)	GBP 5,225	6,541,199
		9,589,926
Semiconductors — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(c)	EUR 2,899	2,961,470
Broadcom Inc., 3.75%, 02/15/51(a)(g)	USD 4,167	3,058,207
Entegris Inc.
3.63%, 05/01/29(a)	USD 210	193,172
4.38%, 04/15/28(a)	USD 1,299	1,251,531
4.75%, 04/15/29(a)(g)	USD 4,297	4,143,107
SK Hynix Inc., 6.25%, 01/17/26(c)	USD 200	202,242
		11,809,729
Software — 0.9%
Cedacri Mergeco SpA
7.65%, 05/15/28, (3-mo. EURIBOR + 4.625%)(b)(c)	EUR 7,927	8,254,722
8.52%, 05/15/28, (3-mo. EURIBOR + 5.500%)(b)(c)	EUR 1,719	1,798,895
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(g)	USD 2,100	1,994,539
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD 600	581,432
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD 11,327	11,134,311
8.25%, 06/30/32(a)	USD 400	415,766
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(l)	USD 1,682	1,732,852
Fair Isaac Corp., 5.25%, 05/15/26(a)	USD 1,554	1,556,278
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR 8,914	9,432,335
Microsoft Corp., 2.50%, 09/15/50	USD 3,115	1,881,900
Open Text Corp.
3.88%, 02/15/28(a)	USD 1,127	1,070,208
3.88%, 12/01/29(a)(g)	USD 1,875	1,719,269
Open Text Holdings Inc.
4.13%, 02/15/30(a)(g)	USD 216	198,063
4.13%, 12/01/31(a)	USD 800	717,027
Oracle Corp.
3.85%, 04/01/60	USD 16,368	11,175,640
5.55%, 02/06/53	USD 2,395	2,246,594
ROBLOX Corp., 3.88%, 05/01/30(a)	USD 200	183,341
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD 200	199,479
6.50%, 06/01/32(a)	USD 1,369	1,391,395
TeamSystem SpA, 6.29%, 07/31/31, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 5,283	5,511,508
Twilio Inc.
3.63%, 03/15/29	USD 400	371,778
3.88%, 03/15/31	USD 800	726,738
UKG Inc., 6.88%, 02/01/31(a)	USD 2,900	2,960,787
		67,254,857
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD 200	195,424
Telecommunications — 3.7%
Altice France SA, 5.13%, 07/15/29(a)	USD 2,000	1,591,498
Security	Par (000)	Value
Telecommunications (continued)
Altice France SA/France
3.38%, 01/15/28(c)	EUR 1,000	$836,535
4.00%, 07/15/29(c)	EUR 900	749,397
4.13%, 01/15/29(c)	EUR 2,000	1,665,758
AT&T Inc., 2.05%, 05/19/32	EUR 2,500	2,400,098
British Telecommunications PLC
1.50%, 06/23/27(c)	EUR 3,068	3,094,487
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	USD 2,900	2,821,534
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(b)(c)	EUR 4,569	4,907,200
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(b)(c)	GBP 5,100	6,750,829
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)	GBP 3,000	2,716,079
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(g)	USD 4,590	4,114,145
Consolidated Communications Inc., 6.50%, 10/01/28(a)	USD 3,833	3,738,870
Deutsche Telekom AG
1.75%, 12/09/49(c)	EUR 1,343	991,299
3.63%, 02/03/45(c)	EUR 2,520	2,593,047
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(c)	USD 200	199,360
Eutelsat SA, 2.25%, 07/13/27(c)	EUR 1,500	1,330,466
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD 7,997	7,915,179
5.88%, 10/15/27(a)	USD 6,700	6,701,923
8.75%, 05/15/30(a)	USD 4,404	4,653,678
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR 6,715	6,548,286
Iliad Holding SASU
5.38%, 04/15/30(c)	EUR 3,037	3,229,350
5.63%, 10/15/28(c)	EUR 100	106,296
6.88%, 04/15/31(c)	EUR 12,647	14,091,539
7.00%, 10/15/28(a)	USD 500	509,028
7.00%, 04/15/32(a)	USD 900	912,562
8.50%, 04/15/31(a)	USD 6,017	6,461,265
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR 11,740	12,331,319
Level 3 Financing Inc.
10.50%, 04/15/29(a)	USD 2,300	2,576,313
10.50%, 05/15/30(a)	USD 2,703	2,945,486
10.75%, 12/15/30(a)(g)	USD 874	983,696
11.00%, 11/15/29(a)(g)	USD 2,758	3,127,173
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD 247	264,112
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR 6,165	6,697,521
Millicom International Cellular SA, 7.38%, 04/02/32(a)	USD 461	467,062
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR 7,275	7,553,880
Optics Bidco SpA
1.63%, 01/18/29	EUR 1,000	959,595
5.25%, 03/17/55	EUR 3,200	3,268,111
7.75%, 01/24/33	EUR 1,478	1,874,432
Series 2033, 6.38%, 11/15/33(a)(g)	USD 813	803,455
Series 2034, 6.00%, 09/30/34(a)(g)	USD 3,608	3,459,658
Series 2036, 7.20%, 07/18/36(a)	USD 3,127	3,174,722
Series 2038, 7.72%, 06/04/38(a)	USD 1,154	1,211,823
Rogers Communications Inc.
4.55%, 03/15/52	USD 8,598	6,798,638
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	USD 3,800	3,722,545
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
SoftBank Group Corp.
3.38%, 07/06/29(c)	EUR 2,322	$2,304,606
3.88%, 07/06/32(c)	EUR 3,616	3,514,630
4.00%, 09/19/29(c)	EUR 3,590	3,649,961
5.00%, 04/15/28(c)	EUR 100	105,458
5.38%, 01/08/29(c)	EUR 5,975	6,362,454
5.75%, 07/08/32(c)	EUR 14,645	15,687,403
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	USD 2,000	1,976,121
Telecom Italia SpA/Milano, 2.75%, 04/15/25(c)	EUR 2,100	2,175,229
Telefonica Europe BV
3.88%, (8-year EUR Swap + 2.967%)(b)(c)(i)	EUR 500	521,141
6.14%, (7-year EUR Swap + 3.347%)(b)(c)(i)	EUR 1,500	1,675,578
7.13%, (6-year EUR Swap + 4.322%)(b)(c)(i)	EUR 1,100	1,258,135
Series ., 5.75%, (8-year EUR Swap + 3.121%)(b)(c)(i)	EUR 5,500	6,068,585
Series ., 6.75%, (8-year EUR Swap + 3.615%)(b)(c)(i)	EUR 3,300	3,824,971
T-Mobile USA Inc.
3.55%, 05/08/29	EUR 5,570	5,930,336
3.60%, 11/15/60(g)	USD 10,004	6,615,059
Turk Telekomunikasyon AS, 7.38%, 05/20/29(c)	USD 200	203,562
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(a)	USD 345	345,000
Viasat Inc., 5.63%, 04/15/27(a)(g)	USD 2,500	2,428,076
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(c)	EUR 100	97,386
4.00%, 01/31/29(c)	GBP 6,856	7,708,056
4.25%, 01/31/31(a)	USD 900	779,280
4.50%, 07/15/31(c)	GBP 3,897	4,151,196
4.75%, 07/15/31(a)	USD 6,497	5,708,243
5.63%, 04/15/32(c)	EUR 4,432	4,662,955
7.75%, 04/15/32(a)	USD 300	304,101
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(b)(c)	EUR 300	308,128
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(b)(c)	EUR 5,290	5,186,400
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)(g)	USD 800	775,077
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD 2,248	2,019,149
4.88%, 10/03/78, (5-year GBP Swap + 3.267%)(b)(c)	GBP 1,424	1,757,760
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(b)(c)	EUR 200	227,969
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD 4,900	5,099,200
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(b)(c)	GBP 6,388	8,552,366
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR 9,500	10,520,931
		276,353,751
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26(a)	USD 5,356	5,254,667
Transportation — 0.5%
Danaos Corp., 8.50%, 03/01/28(a)	USD 3,899	3,968,800
Deutsche Bahn Finance GmbH, 1.13%, 05/29/51(c)	EUR 1,478	931,012
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR 100	112,403
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP 5,682	7,154,731
Mobico Group PLC
3.63%, 11/20/28(c)	GBP 1,000	1,148,105
Security	Par (000)	Value
Transportation (continued)
4.25%, (5-year UK Government Bond + 4.135%)(b)(c)(i)	GBP 4,800	$5,753,403
4.88%, 09/26/31(c)	EUR 2,200	2,308,185
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.677%)(b)(c)(i)	EUR 4,555	4,445,050
SGL Group ApS, 7.43%, 04/22/30, (3-mo. EURIBOR + 4.750%)(b)	EUR 8,023	8,360,517
Transnet SOC Ltd., 8.25%, 02/06/28(c)	USD 200	203,562
XPO Inc.
7.13%, 06/01/31(a)	USD 500	516,657
7.13%, 02/01/32(a)(g)	USD 705	727,525
		35,629,950
Trucking & Leasing — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(c)	USD 256	254,423
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(g)	USD 200	191,354
7.00%, 05/01/31(a)	USD 706	715,512
7.00%, 06/15/32(a)(g)	USD 1,200	1,216,572
7.88%, 12/01/30(a)(g)	USD 200	208,670
5.50%, 05/01/28(a)	USD 1,100	1,075,194
		3,661,725
Water — 0.0%
Thames Water Utilities Finance PLC
4.00%, 06/19/25(c)	GBP 300	288,277
4.00%, 04/18/27(c)	EUR 853	634,848
		923,125
Total Corporate Bonds & Notes — 43.8% (Cost: $3,340,753,227)		3,305,102,818
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(c)	USD 562	529,685
9.50%, 11/12/25(c)	USD 200	201,438
		731,123
Bahrain — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32(c)	USD 288	267,480
7.00%, 01/26/26(c)	USD 200	202,182
		469,662
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD 200	189,250
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)	USD 200	124,340
Brazil — 0.6%
Brazil Letras do Tesouro Nacional, 0.00% 01/01/26(f)	BRL 16	2,411,843
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	BRL 259	41,013,024
Brazilian Government International Bond
7.13%, 05/13/54	USD 553	519,599
8.75%, 02/04/25	USD 123	123,000
		44,067,466

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD 358	$336,073
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)	USD 450	429,611
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	USD 200	191,600
3.75%, 01/14/32	EUR 1,447	1,510,500
4.34%, 03/07/42	USD 463	389,036
		2,091,136
Colombia — 0.4%
Colombia Government International Bond
4.50%, 01/28/26	USD 541	535,590
7.50%, 02/02/34	USD 213	210,957
7.75%, 11/07/36	USD 335	327,630
8.00%, 04/20/33(g)	USD 415	425,176
8.00%, 11/14/35	USD 200	201,746
8.75%, 11/14/53	USD 200	202,100
Colombian TES
Series B, 5.75%, 11/03/27	COP 29,333,400	6,327,521
Series B, 6.00%, 04/28/28	COP 60,020,100	12,706,634
Series B, 7.75%, 09/18/30	COP 24,747,500	5,160,045
		26,097,399
Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(c)	USD 200	198,992
6.55%, 04/03/34(c)	USD 284	290,319
7.30%, 11/13/54(a)	USD 200	209,300
		698,611
Czech Republic — 0.2%
Czech Republic Government Bond
4.50%, 11/11/32	CZK 103,450	4,420,993
5.00%, 09/30/30	CZK 123,270	5,410,461
		9,831,454
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)(g)	USD 739	681,912
4.88%, 09/23/32(a)(g)	USD 522	469,539
5.95%, 01/25/27(c)	USD 700	700,721
6.88%, 01/29/26(c)	USD 392	395,371
10.75%, 06/01/36(a)	DOP 93,500	1,581,426
Dominican Republic International Bonds, 7.05%, 02/03/31(a)(g)	USD 552	569,112
		4,398,081
Egypt — 0.1%
Egypt Government International Bond
4.75%, 04/16/26(c)	EUR 678	690,092
5.63%, 04/16/30(c)	EUR 324	298,587
7.50%, 01/31/27(c)	USD 200	198,500
7.50%, 02/16/61(a)	USD 436	308,937
7.63%, 05/29/32(c)	USD 629	562,898
7.90%, 02/21/48(c)	USD 706	535,042
8.50%, 01/31/47(c)	USD 200	160,094
8.50%, 01/31/47(a)	USD 400	320,188
8.88%, 05/29/50(c)	USD 200	164,498
9.45%, 02/04/33(a)	USD 297	292,123
		3,530,959
Security	Par (000)	Value
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(c)	USD 90	$93,780
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(k)	USD 200	164,250
Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(c)	USD 200	195,830
Ghana — 0.0%
Ghana Government International Bond
0.00%, 07/03/26(c)(f)	USD 13	11,881
0.00%, 01/03/30(c)(f)	USD 22	17,351
6.00%, 07/03/29(c)(d)	USD 807	719,308
6.00%, 07/03/35(c)(d)	USD 177	128,761
		877,301
Guatemala — 0.0%
Guatemala Government Bond
6.60%, 06/13/36(a)	USD 400	395,000
7.05%, 10/04/32(a)	USD 500	517,638
		912,638
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF 718,400	1,868,216
Hungary Government International Bond
5.00%, 02/22/27(c)	EUR 552	594,188
5.25%, 06/16/29(a)	USD 536	529,300
5.38%, 09/12/33(c)	EUR 413	460,580
5.50%, 06/16/34(c)	USD 200	192,938
5.50%, 03/26/36(a)	USD 200	189,998
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR 687	768,818
		4,604,038
Indonesia — 0.2%
Indonesia Government International Bond, 3.88%, 01/15/33	EUR 623	647,309
Indonesia Treasury Bond
7.00%, 05/15/27	IDR 68,090,000	4,194,010
7.13%, 06/15/38	IDR 150,911,000	9,246,637
8.25%, 05/15/36	IDR 30,640,000	2,037,278
		16,125,234
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.88%, 10/17/31(c)	EUR 578	569,858
6.13%, 06/15/33(c)	USD 200	179,000
6.38%, 03/03/28(c)	USD 600	598,698
8.25%, 01/30/37(a)	USD 255	248,067
		1,595,623
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	USD 281	278,738
7.50%, 01/13/29(c)	USD 432	430,622
7.75%, 01/15/28(c)	USD 200	202,428
		911,788
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(a)	KZT 344,000	621,571
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(c)	USD 433	$425,946
7.25%, 02/28/28(c)	USD 200	191,000
9.75%, 02/16/31(a)	USD 400	396,500
9.75%, 02/16/31(c)	USD 200	198,250
		1,211,696
Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(c)	USD 612	97,308
6.60%, 11/27/26(c)	USD 995	158,205
6.65%, 04/22/24(c)	USD 191	30,369
6.85%, 03/23/27(c)(j)(k)	USD 278	44,202
7.00%, 03/23/32(c)	USD 284	45,156
		375,240
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR 200	217,024
Mexico — 1.3%
Mexican Bonos
7.50%, 05/26/33	MXN 1,942	8,067,452
Series M, 5.75%, 03/05/26	MXN 14,663	68,195,413
Series M 20, 8.50%, 05/31/29	MXN 295	1,364,148
Series M 30, 8.50%, 11/18/38	MXN 2,421	10,181,930
Mexico Bonos, 7.00%, 09/03/26	MXN 1,575	7,351,518
Mexico Government International Bond
2.66%, 05/24/31	USD 564	463,010
3.75%, 01/11/28	USD 300	287,302
5.40%, 02/09/28	USD 200	199,250
6.00%, 05/13/30	USD 200	201,118
6.34%, 05/04/53	USD 200	178,000
6.35%, 02/09/35	USD 619	607,355
7.38%, 05/13/55	USD 2,155	2,164,697
		99,261,193
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR 374	371,983
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(a)	USD 400	403,500
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(c)	USD 200	197,396
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(c)	USD 346	318,157
7.63%, 11/21/25(c)	USD 400	401,924
7.63%, 11/28/47(c)	USD 327	254,651
8.38%, 03/24/29(c)	USD 400	390,848
10.38%, 12/09/34(a)	USD 398	411,393
		1,776,973
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)	USD 689	702,208
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(c)	USD 201	194,468
6.88%, 12/05/27(c)	USD 302	280,105
Security	Par (000)	Value
Pakistan (continued)
8.25%, 09/30/25(c)	USD 200	$199,077
		673,650
Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25	USD 200	199,634
6.40%, 02/14/35	USD 522	481,806
7.13%, 01/29/26	USD 186	188,744
7.50%, 03/01/31	USD 631	644,566
8.00%, 03/01/38	USD 286	290,719
		1,805,469
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(c)	USD 200	163,125
5.60%, 03/13/48(c)	USD 290	253,228
		416,353
Peru — 0.0%
Peruvian Government International Bond
1.86%, 12/01/32	USD 392	298,655
2.78%, 01/23/31	USD 603	518,399
		817,054
Philippines — 0.0%
Philippine Government International Bond, 4.63%, 07/17/28	USD 200	198,780
Poland — 0.3%
Republic of Poland Government Bond
1.75%, 08/25/31	PLN 14,815	3,371,048
2.00%, 08/25/36	PLN 9,580	2,059,527
4.75%, 07/25/29	PLN 20,100	4,792,622
5.00%, 10/25/34	PLN 11,068	2,555,116
5.75%, 04/25/29	PLN 34,368	8,503,047
Republic of Poland Government International Bond
4.88%, 10/04/33	USD 147	142,008
5.50%, 04/04/53	USD 466	433,385
		21,856,753
Qatar — 0.0%
Qatar Government International Bond, 3.25%, 06/02/26(c)	USD 200	196,938
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(c)	EUR 746	631,696
2.50%, 02/08/30(c)	EUR 657	608,047
2.75%, 04/14/41(c)	EUR 203	133,700
5.00%, 09/27/26(c)	EUR 214	227,443
Romanian Government International Bond
3.63%, 03/27/32(c)	USD 90	74,194
5.25%, 11/25/27(a)	USD 128	126,016
5.25%, 11/25/27(c)	USD 312	307,164
5.88%, 01/30/29(c)	USD 1,300	1,274,247
		3,382,507
Saudi Arabia — 0.0%
Saudi Government International Bond
2.90%, 10/22/25(c)	USD 398	392,627
4.00%, 04/17/25(c)	USD 200	199,500
4.50%, 04/17/30(c)	USD 600	584,250
4.75%, 01/18/28(c)	USD 417	414,915
5.00%, 01/18/53(a)	USD 561	478,252

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.13%, 01/13/28(a)	USD 200	$201,500
		2,271,044
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(c)	EUR 310	298,774
6.25%, 05/23/33(c)	USD 400	329,500
		628,274
Serbia — 0.0%
Serbia International Bond
6.00%, 06/12/34(a)	USD 390	386,860
6.50%, 09/26/33(c)	USD 200	206,688
		593,548
South Africa — 0.4%
Republic of South Africa Government Bond
7.00%, 02/28/31	ZAR 90,211	4,294,510
8.00%, 01/31/30	ZAR 264,103	13,545,289
8.75%, 01/31/44	ZAR 98,015	4,213,438
9.00%, 01/31/40	ZAR 71,187	3,223,410
Republic of South Africa Government International Bond
3.75%, 07/24/26	EUR 140	144,691
5.00%, 10/12/46(g)	USD 464	320,160
5.88%, 09/16/25	USD 200	200,400
5.88%, 04/20/32	USD 468	440,505
7.10%, 11/19/36(a)	USD 397	386,877
7.95%, 11/19/54(a)(g)	USD 508	485,013
		27,254,293
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(d)	USD 85	74,096
3.35%, 03/15/33(a)(d)	USD 167	132,160
3.60%, 06/15/35(a)(d)	USD 113	79,313
3.60%, 05/15/36(a)(d)	USD 78	63,310
3.60%, 02/15/38(a)(d)	USD 156	128,008
4.00%, 04/15/28(c)	USD 140	131,021
4.00%, 04/15/28(a)	USD 104	96,625
		704,533
Thailand — 0.3%
Thailand Government Bond
2.40%, 03/17/29	THB 268,769	8,066,662
2.80%, 06/17/34	THB 238,270	7,350,815
3.45%, 06/17/43	THB 132,034	4,348,986
		19,766,463
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)	USD 200	196,000
6.40%, 06/26/34(a)	USD 466	457,724
		653,724
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(c)	EUR 100	100,985
Turkey — 0.0%
Turkey Government International Bond, 9.13%, 07/13/30	USD 200	222,000
Turkiye Government Bond, 26.20%, 10/05/33	TRY 2,004	57,493
Turkiye Government International Bond, 9.38%, 01/19/33	USD 200	226,063
		505,556
Security	Par (000)	Value
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond
2.50%, 04/16/25(c)	USD 477	$475,062
4.88%, 04/30/29(c)	USD 200	200,750
		675,812
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60(g)	USD 503	451,691
Uruguay Government International Bond
5.75%, 10/28/34	USD 533	545,676
9.75%, 07/20/33	UYU 20,872	480,023
		1,477,390
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR 363	380,225
7.85%, 10/12/28(a)	USD 200	208,063
7.85%, 10/12/28(c)	USD 516	536,801
		1,125,089
Zambia — 0.0%
Zambia Government International Bond
0.50%, 12/31/53(c)	USD 100	60,719
7.50%, 06/30/33(c)(d)	USD 279	247,220
		307,939
Total Foreign Government Obligations — 4.1% (Cost: $331,787,804)		309,026,585
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,330	1,352,734
Florida — 0.0%
Florida Development Finance Corp. RB AMT, 12.00%, 07/15/32(a)	1,060	1,135,984
Texas — 0.1%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	1,480	1,510,224
Total Municipal Debt Obligations — 0.1% (Cost: $3,849,970)		3,998,942
U.S. Government Agency Obligations
Mortgage-Backed Securities — 8.6%
Uniform Mortgage-Backed Securities
3.50%, 02/15/55(m)	535,166	473,496,568
4.50%, 02/15/55(m)	750	705,762
6.00%, 02/15/55(m)	145,580	146,569,125
6.00%, 03/15/55(m)	27,400	27,546,564
		648,318,019
Total U.S. Government Agency Obligations — 8.6% (Cost: $644,184,204)		648,318,019
Floating Rate Loan Interests(b)
Aerospace & Defense — 0.4%
Aernnova Aerospace S.A.U, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.76%, 02/27/30	EUR 2,000	2,064,427
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Barnes Group Inc., 2025 Term Loan B, 01/27/32(n)	USD 4,384	$4,392,768
Cobham Ultra SeniorCo SARL, EUR Term Loan B, 08/06/29(n)	EUR 2,000	2,063,140
Kaman Corp.
01/30/30(n)	USD 811	810,702
01/30/30(n)	USD 8,604	8,593,444
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31	USD 6,546	6,562,274
TransDigm Inc., 2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31	USD 821	823,929
TransDigm, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32	USD 6,466	6,494,697
		31,805,381
Auto Parts & Equipment — 0.1%
Clarios Global LP
2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.77%, 07/16/31	EUR 2,000	2,071,170
2025 EUR Term Loan B, 01/28/32(n)	EUR 1,000	1,038,116
2025 USD Term Loan B, 01/28/32(n)	USD 5,474	5,480,843
		8,590,129
Banks — 0.0%
Fugue Finance B.V., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 01/09/32	EUR 2,000	2,079,988
Beverages — 0.0%
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.52%, 07/12/29	EUR 1,880	1,965,166
Biotechnology — 0.1%
Advanz Pharma Corp., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.98%, 10/17/31	EUR 3,000	3,116,434
Cooper Consumer Health SAS, 2024 EUR Term Loan B2, 11/06/28(n)	EUR 2,000	2,082,602
		5,199,036
Building Materials — 0.0%
Tarkett Participation, 2021 EUR Term Loan B, 04/21/28(n)	EUR 2,000	2,075,983
Chemicals — 0.1%
Ineos Finance PLC
2024 EUR 1st Lien Term Loan B, 06/23/31(n)	EUR 1,000	1,036,456
2024 EUR Term Loan B1, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.98%, 02/07/31	EUR 2,000	2,071,958
Ineos Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 7.23%, 04/02/29	EUR 3,000	3,114,473
Nobian Finance B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.54%, 07/02/29	EUR 1,750	1,822,077
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.85%, 10/31/28	EUR 1,808	1,869,045
		9,914,009
Security	Par (000)	Value
Commercial Services — 0.7%
AlixPartners, LLP, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.68%, 02/04/28	EUR 2,987	$3,107,499
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 05/12/28	USD 1,116	1,119,792
Anticimex International AB, 2021 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 6.31%, 11/16/28	EUR 2,000	2,081,150
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.48%, 05/12/28	EUR 1,980	2,055,773
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31	USD 2,960	2,982,519
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 6.06%, 10/16/31	EUR 3,377	3,519,765
Boels Topholding BV, 2025 EUR Term Loan B, 05/23/31(n)	EUR 2,017	2,100,158
Boluda Towage SL, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.41%, 01/31/30	EUR 1,000	1,043,054
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31	USD 1,920	1,924,048
Eagle Bidco Ltd., 2021 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 03/20/28	EUR 2,000	2,070,817
EM Bidco Ltd., 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 07/06/29	EUR 3,200	3,333,989
Galileo Global Education Operations, 2021 EUR Term Loan B, 07/14/28(n)	EUR 2,000	2,078,992
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 02/01/29	USD 1,111	1,112,447
Holding Socotec SAS
2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.18%, 06/02/28	EUR 2,000	2,084,926
2024 EUR Term Loan B, 06/02/28(n)	EUR 937	975,607
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29	EUR 3,000	3,130,345
Inspired FinCo Holdings Ltd., 2024 EUR Term Loan B5 (A), (1-mo. EURIBOR at 0.00% Floor + 4.00%), 6.73%, 02/28/31	EUR 2,000	2,080,984
Lernen Bidco Ltd., EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.78%, 04/25/29	EUR 1,000	1,042,867
Mavis Tire Express Services Topco Corp., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	USD 995	998,532
OCS Group Holdings Ltd., EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 7.44%, 11/27/31	EUR 2,075	2,143,685
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.78%, 07/15/29	EUR 2,000	2,087,436

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
TMF Sapphire Bidco BV (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.49%, 05/03/28	EUR 2,000	$2,080,465
Verisure Holding AB, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.72%, 03/27/28	EUR 2,000	2,084,469
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 01/30/31	USD 5,875	5,850,533
		53,089,852
Computers — 0.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 09/29/31	USD 5,663	5,637,517
Indy U.S. Holdco LLC (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 03/06/28	EUR 1,995	2,071,828
McAfee Corp., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.11%, 03/01/29	EUR 2,627	2,729,784
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 03/01/29	USD 5,581	5,594,088
		16,033,217
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.63%, 02/23/29	EUR 2,000	2,078,266
Distribution & Wholesale — 0.2%
Barentz International BV, EUR Term Loan, 03/03/31(n)	EUR 2,000	2,087,976
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31	USD 2,000	2,002,220
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 02/03/31	EUR 3,000	3,135,044
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/15/30	EUR 3,000	3,125,646
Windsor Holdings III LLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.27%, 08/01/30	EUR 400	416,811
		10,767,697
Diversified Financial Services — 0.1%
Apave SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.89%, 12/09/31	EUR 1,714	1,783,967
Athena Bidco SASU, 2024 EUR 1st Lien Term Loan B, 04/14/31(n)	EUR 1,000	1,042,733
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 07/07/31	EUR 1,483	1,546,840
Finco Utilitas SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.91%, 09/26/30	EUR 2,000	2,086,897
		6,460,437
Engineering & Construction — 0.2%
Circet Europe SASU, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.97%, 10/13/28	EUR 2,500	2,593,242
Security	Par (000)	Value
Engineering & Construction (continued)
Hestiafloor 2 SASU, 2024 EUR Term Loan B, 02/27/30(n)	EUR 2,000	$2,082,581
Platea BC Bidco AB
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.72%, 04/03/31	EUR 1,667	1,738,372
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.72%, 04/03/31	EUR 65	68,171
Quikrete Holdings, Inc., 2025 Term Loan B, 02/10/32(l)(n)	USD 5,018	5,043,090
Radar Bidco SARL, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.48%, 04/04/31	EUR 2,000	2,082,581
		13,608,037
Entertainment — 0.2%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28	USD 1,730	1,632,523
Banijay Entertainment SASU, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 03/01/28	EUR 2,000	2,079,199
Betclic Everest Group SAS, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 6.11%, 12/05/31	EUR 2,591	2,697,513
Caesars Entertainment Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31	USD 3,534	3,541,547
Entain PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 06/30/28	EUR 2,612	2,717,005
Stage Entertainment B.V., 2024 EUR Term Loan B, 06/02/29(n)	EUR 2,000	2,083,888
Tackle SARL, 2021 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.91%, 05/22/28	EUR 3,000	3,119,670
		17,871,345
Environmental Control — 0.1%
Beauparc, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.65%), 6.25%, 08/24/28	EUR 3,000	3,122,565
Eagle 4 Ltd., EUR Term Loan B2, 07/12/28(n)	EUR 2,000	2,083,452
		5,206,017
Food — 0.2%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.09%, 05/14/31	EUR 1,724	1,698,859
Flora Food Management BV, 2024 EUR Term Loan B9, 01/03/28(n)	EUR 2,000	2,074,116
Froneri International Ltd., 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR 4,000	4,148,107
Market Bidco Ltd., 2024 EUR Term Loan B, 11/04/30(n)	EUR 1,800	1,866,686
ZF Invest SAS, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.48%), 6.24%, 07/12/28	EUR 2,000	2,074,469
		11,862,237
Food Service — 0.1%
PAX Holdco Spain SL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.64%, 12/31/29	EUR 3,000	3,123,218
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.1%
SpA Holdings 3 Oy, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.18%, 02/04/28	EUR 3,000	$3,124,245
Health Care - Products — 0.1%
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.66%, 05/10/27	USD 6,343	6,371,239
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 10/23/28	USD 3,728	3,744,024
		10,115,263
Health Care - Services — 0.2%
AI Monet Luxembourg ParentCo SARL, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.74%, 03/06/31	EUR 3,150	3,279,248
Elsan SAS, 2021 EUR Term Loan B5, (6-mo. EURIBOR at 0.00% Floor + 3.35%), 6.01%, 06/16/28	EUR 3,000	3,115,127
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29(n)	EUR 2,000	2,075,236
Mehilainen Yhtiot OYJ, 2024 EUR 1st Lien Term Loan B5A, 08/05/31(n)	EUR 2,000	2,085,486
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, 08/13/31(n)	EUR 2,000	2,077,830
Synlab Bondco PLC, 2024 EUR Term Loan, 10/16/30(n)	EUR 2,000	2,080,631
Vivalto Sante SAS, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.60%), 6.32%, 07/21/28	EUR 2,000	2,075,257
		16,788,815
Holding Companies - Diversified — 0.0%
Median B V, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.61%, 10/14/27	EUR 2,000	2,066,273
Internet — 0.1%
I-Logic Technologies Bidco Ltd., 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.68%, 02/16/28	EUR 2,000	2,072,995
ION Trading Finance Ltd., 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.93%, 04/03/28	EUR 2,000	2,059,468
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 08/31/28	USD 3,227	3,244,652
Speedster Bidco GmbH, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.57%, 12/10/31	EUR 2,000	2,086,212
		9,463,327
Leisure Time — 0.1%
HNVR Holdco Ltd., 2024 EUR Term Loan D2, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.05%, 09/12/27	EUR 2,167	2,251,207
Life Time Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 11/05/31	USD 1,259	1,264,621
		3,515,828
Lodging — 0.1%
Casper BidCo SAS (6-mo. EURIBOR at 0.00% Floor + 4.25%), 7.17%, 03/21/31	EUR 3,000	3,118,052
Security	Par (000)	Value
Lodging (continued)
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 01/27/29	USD 1,286	$1,292,077
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/14/31	USD 1,431	1,432,781
		5,842,910
Machinery — 0.1%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.68%, 12/30/28	EUR 2,768	2,882,944
Engineered Machinery Holdings, Inc., 2021 EUR Incremental Term Loan, 05/21/28(n)	EUR 1,995	2,078,931
Rubix Group Midco 3 Ltd., 2024 EUR Term Loan, 09/30/28(n)	EUR 2,000	2,080,424
		7,042,299
Manufacturing — 0.0%
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.41%, 03/16/29	EUR 2,000	2,076,523
Media — 0.1%
AVIV Group GmbH, EUR Term Loan B, 01/29/32(n)	EUR 1,720	1,787,044
Charter Communications Operating, LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31	USD 317	316,769
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 6.10%, 01/31/29	EUR 2,500	2,600,477
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.85%, 01/31/29	EUR 3,000	3,091,536
		7,795,826
Mining — 0.0%
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 08/18/30	USD 257	257,619
Packaging & Containers — 0.1%
Albea Beauty Holdings SA, 2023 EUR Term Loan B, 12/31/27(n)	EUR 2,000	2,084,428
Clydesdale Acquisition Holdings Inc, Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.49%, 04/13/29	USD 5,244	5,256,250
		7,340,678
Pharmaceuticals — 0.1%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.23%, 09/30/28	EUR 2,000	2,081,938
Ceva Sante Animale, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.18%, 11/08/30	EUR 3,000	3,125,584
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.01%, 02/21/30	EUR 2,000	2,083,992
Sante Cie, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.56%, 12/03/31	EUR 1,636	1,703,930
		8,995,444

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.0%
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.36%, 04/28/28	EUR 1,843	$1,922,295
Retail — 0.1%
CD&R Firefly Bidco Ltd.
2024 EUR Term Loan B4, 06/21/28(n)	EUR 1,000	1,044,123
2024 EUR 1st Lien Term Loan B7, 06/21/28(n)	EUR 2,000	2,086,337
Elvis U.K. Holdco Ltd., 2021 EUR Term Loan, 10/19/28(n)	EUR 1,000	1,039,703
Peer Holding III B.V., 2024 EUR Term Loan B7, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.93%, 11/05/31	EUR 2,800	2,919,477
QSRP Finco BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.25%), 7.92%, 06/19/31	EUR 2,000	2,076,751
		9,166,391
Semiconductors — 0.1%
Instructure Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31	USD 7,551	7,584,526
Software — 0.4%
Boxer Parent Co. Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.11%, 07/30/31	EUR 2,990	3,114,172
Claudius Finance SARL (1-week EURIBOR at 0.00% Floor + 3.75%), 5.86%, 01/31/28	EUR 2,000	2,075,070
Cloud Software Group, Inc.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31	USD 2,974	2,994,458
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29	USD 1,649	1,658,850
2024 EUR 1st Lien Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/30/29	EUR 1,499	1,563,566
Helios Software Holdings, Inc., 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.43%, 03/11/28	EUR 1,688	1,751,443
Mosel Bidco SE, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.97%, 09/16/30	EUR 1,000	1,044,745
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30(n)	USD 5,313	5,361,136
Rocket Software, Inc., 2023 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.25%), 6.98%, 11/28/28	EUR 2,000	2,084,656
Silae, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.29%, 01/11/31	EUR 2,000	2,075,444
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.18%, 06/29/28	EUR 2,500	2,599,985
		26,323,525
Telecommunications — 0.2%
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.87%, 04/15/29	USD 6,100	6,176,250
Security	Par (000)	Value
Telecommunications (continued)
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 03/25/31(n)	EUR 3,000	$3,127,482
Matterhorn Telecom Holding SA, EUR Term Loan B, 01/30/32(n)	EUR 1,362	1,415,399
Odido Holding BV, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.58%, 03/30/29	EUR 2,000	2,087,167
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 5.10%, 04/30/29	EUR 2,000	2,063,555
		14,869,853
Transportation — 0.0%
Edge Finco PLC, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 7.26%, 08/22/31	EUR 2,000	2,082,146
Trucking & Leasing — 0.1%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, 03/31/28(n)	GBP 4,313	5,360,553
Total Floating Rate Loan Interests — 4.7% (Cost: $360,814,878)		353,464,354
	Shares
Common Stocks
IT Services — 0.0%
Atos SE(k)	9,394,875	22,417
Total Common Stocks — 0.0% (Cost $11,248)		22,417
Investment Companies
Exchange Traded Funds — 3.9%
Invesco Senior Loan ETF(g)	1,317,174	27,726,513
iShares Broad USD High Yield Corporate Bond ETF(g)(o)	1,179,391	43,979,490
iShares iBoxx $ High Yield Corporate Bond ETF(g)(o)	2,479,183	197,640,469
SPDR Blackstone Senior Loan ETF	660,940	27,733,042
		297,079,514
Total Investment Companies — 3.9% (Cost $292,530,686)		297,079,514
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(e)	12,300	737,877
Total Preferred Stocks — 0.0% (Cost $615,000)		737,877
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Computers — 0.0%
Atos SE (k)	4,739,279	$10,816
Total Warrants — 0.0% (Cost $0)		10,816
Total Long-Term Investments — 104.8% (Cost: $7,960,756,471)		7,908,437,753
Short-Term Securities
Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(o)(p)(q)	761,307,947	761,688,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(o)(p)	100,000	100,000
Total Short-Term Securities — 10.1% (Cost: $761,766,260)		761,788,601
Total Investments Before TBA Sales Commitments and Options Written — 114.9% (Cost: $8,722,522,731)		8,670,226,354
	Par (000)
TBA Sales Commitments(m)
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities
3.50%, 02/15/55	(156,300)	(138,288,866)
6.00%, 02/15/55	(27,400)	(27,586,166)
Total TBA Sales Commitments — (2.2)% (Proceeds: $(164,692,658))		(165,875,032)
Options Written — (0.0%) (Premiums Received: $(1,021,250))		(827,312)
Total Investments, Net of TBA Sales Commitments and Options Written, Net of TBA Sales Commitments and Options Written — 112.7% (Cost: $8,556,808,823)		8,503,524,010
Liabilities in Excess of Other Assets — (12.7)%		(958,447,912)
Net Assets — 100.0%		$7,545,076,098

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	All or a portion of this security is on loan.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Represents or includes a TBA transaction.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$459,279,101	$302,354,422 (a)	$—	$66,141	$(11,063)	$761,688,601	761,307,947	$10,326,500	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,407	—
iShares Broad USD High Yield Corporate Bond ETF	—	48,363,114	(4,553,783)	16,961	153,198	43,979,490	1,179,391	1,048,548	—
iShares iBoxx $ High Yield Corpo- rate Bond ETF	137,251,634	301,257,756	(243,051,787)	(170,017)	2,352,883	197,640,469	2,479,183	5,395,206	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	27,821,776	—	(28,029,455)	657,662	(449,983)	—	—	99,657	—
				$570,747	$2,045,035	$1,003,408,560		$16,872,318	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	106	03/20/25	$12,574	$(105,641)
2-Year U.S. Treasury Note	1,390	03/31/25	285,993	420,719
5-Year U.S. Treasury Note	7,257	03/31/25	773,154	(833,766)
				(518,688)
Short Contracts
30-Year Euro Buxl Bond	(63)	03/06/25	8,426	243,591
Euro BOBL	(1,592)	03/06/25	193,940	2,687,231
Euro Bund	(1,156)	03/06/25	158,923	4,914,781
Euro-Schatz	(279)	03/06/25	30,916	136,290
3-Month SOFR	(451)	03/18/25	107,845	315,007
10-Year U.S. Treasury Note	(1,951)	03/20/25	212,629	(1,405,817)
10-Year U.S. Ultra Long Treasury Note	(815)	03/20/25	90,911	10,917
U.S. Long Bond	(126)	03/20/25	14,368	343,052
Long Gilt	(64)	03/27/25	7,362	(81,254)
3-Month SOFR	(1,429)	03/17/26	343,299	(56,974)
				7,106,824
				$6,588,136
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	41,679,996	USD	7,121,000	Barclays Bank PLC	02/04/25	$11,040
BRL	29,446,085	USD	4,815,047	Citibank N.A.	02/04/25	223,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,559,281	USD	3,513,000	Morgan Stanley & Co. International PLC	02/04/25	$176,099
USD	7,149,105	BRL	41,679,996	Barclays Bank PLC	02/04/25	17,065
USD	5,050,700	BRL	29,446,085	Citibank N.A.	02/04/25	12,056
USD	3,697,926	BRL	21,559,281	Morgan Stanley & Co. LLC	02/04/25	8,827
EGP	55,168,400	USD	1,064,000	Bank of America N.A.	02/25/25	23,437
AUD	3,296,000	USD	2,049,250	Citibank N.A.	02/27/25	27
BRL	99,903,188	USD	16,371,399	Goldman Sachs & Co.	02/27/25	616,418
CLP	2,454,499,440	USD	2,482,000	Barclays Bank PLC	02/27/25	19,701
CLP	8,000,771,043	USD	7,888,673	Goldman Sachs & Co.	02/27/25	265,956
CNH	97,746,740	USD	13,321,732	Citibank N.A.	02/27/25	36,934
CZK	130,884,523	USD	5,334,833	Barclays Bank PLC	02/27/25	57,756
EUR	1,105,500	USD	1,140,346	Barclays Bank PLC	02/27/25	7,695
HUF	4,513,917,828	USD	11,241,655	BNP Paribas SA	02/27/25	220,126
IDR	140,744,226,306	USD	8,568,381	Citibank N.A.	02/27/25	51,854
INR	175,366,963	USD	2,017,823	Morgan Stanley & Co. International PLC	02/27/25	2,872
JPY	1,738,833,345	USD	11,234,000	UBS AG	02/27/25	7,042
KRW	2,518,767,094	USD	1,729,876	UBS AG	02/27/25	66
MXN	270,453,830	USD	12,921,024	Goldman Sachs & Co.	02/27/25	85,325
MYR	66,093,005	USD	14,693,865	Barclays Bank PLC	02/27/25	163,345
NOK	19,714,494	USD	1,735,862	Goldman Sachs & Co.	02/27/25	5,851
PEN	10,239,982	USD	2,717,401	Deutsche Bank Securities Inc.	02/27/25	31,275
PLN	7,529,902	USD	1,817,961	Bank of America N.A.	02/27/25	32,233
PLN	14,474,730	USD	3,490,463	Barclays Bank PLC	02/27/25	66,165
RON	9,782,420	USD	2,023,921	BNP Paribas SA	02/27/25	14,127
THB	123,661,233	USD	3,605,000	Citibank N.A.	02/27/25	72,220
THB	351,137,977	USD	10,173,430	UBS AG	02/27/25	268,093
USD	5,198,000	CAD	7,464,750	BNP Paribas SA	02/27/25	56,693
USD	2,525,000	IDR	41,108,010,000	BNP Paribas SA	02/27/25	7,236
USD	3,769,000	MYR	16,481,837	Barclays Bank PLC	02/27/25	64,007
USD	2,510,000	PLN	10,092,680	BNP Paribas SA	02/27/25	30,099
USD	1,116,000	SGD	1,508,439	BNP Paribas SA	02/27/25	4,955
USD	2,479,000	ZAR	45,950,496	Bank of America N.A.	02/27/25	24,335
ZAR	139,793,971	USD	7,402,879	UBS AG	02/27/25	64,883
AUD	1,609	USD	997	Goldman Sachs & Co.	03/05/25	3
CLP	19,820,800	USD	19,720	Bank of America N.A.	03/05/25	480
JPY	32,735,430	USD	208,554	BNP Paribas SA	03/05/25	3,217
USD	97,021	MXN	2,000,650	BNP Paribas SA	03/05/25	899
USD	34,415	TWD	1,129,085	UBS AG	03/05/25	140
ZAR	1,714,000	USD	91,419	Morgan Stanley & Co. LLC	03/05/25	95
BRL	1,227,585	USD	208,269	Citibank N.A.	03/06/25	81
USD	7,121,000	BRL	41,906,729	Barclays Bank PLC	03/06/25	8,426
USD	3,795,000	BRL	22,296,764	State Street Bank & Trust Company	03/06/25	10,706
BRL	3,691,813	USD	605,000	Bank of America N.A.	03/19/25	20,869
COP	236,007,719,478	USD	55,633,987	State Street Bank & Trust Company	03/19/25	155,939
USD	237,126	AUD	373,000	Barclays Bank PLC	03/19/25	5,189
USD	6,471,233	CHF	5,719,000	BNP Paribas SA	03/19/25	161,205
USD	7,043,824	CHF	6,151,660	UBS AG	03/19/25	256,423
USD	7,472,889	EUR	7,169,000	Bank of America N.A.	03/19/25	20,691
USD	26,731,675	EUR	25,283,000	Barclays Bank PLC	03/19/25	449,919
USD	13,125,746	EUR	12,573,949	BNP Paribas SA	03/19/25	55,087

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,265,893	EUR	53,741,616	Deutsche Bank Securities Inc.	03/19/25	$401,317
USD	1,638,173,347	EUR	1,554,058,000	UBS AG	03/19/25	22,725,268
USD	14,650,656	GBP	11,731,000	Barclays Bank PLC	03/19/25	107,450
USD	6,242,948	GBP	4,911,000	BNP Paribas SA	03/19/25	154,662
USD	4,992,335	GBP	4,002,000	Deutsche Bank Securities Inc.	03/19/25	30,959
USD	288,896,445	GBP	228,193,000	UBS AG	03/19/25	6,000,038
USD	6,695,000	JPY	1,003,246,821	Barclays Bank PLC	03/19/25	194,493
USD	69,349,008	MXN	1,418,423,000	Barclays Bank PLC	03/19/25	1,346,752
USD	7,470,000	NOK	84,504,940	Barclays Bank PLC	03/19/25	4,336
USD	12,228,249	IDR	199,864,622,208	Citibank N.A.	03/20/25	326
USD	17,229,067	MXN	357,258,488	Barclays Bank PLC	03/20/25	103,962
EGP	149,752,707	USD	2,825,523	Citibank N.A.	03/24/25	90,699
INR	824,558,650	USD	9,450,000	Citibank N.A.	04/16/25	11,951
EGP	156,033,684	USD	2,821,586	Citibank N.A.	06/23/25	105,863
						35,176,854
BRL	32,605,900	USD	5,592,683	Barclays Bank PLC	02/04/25	(13,350)
BRL	21,725,648	USD	3,726,462	BNP Paribas SA	02/04/25	(8,895)
BRL	16,031,660	USD	2,749,809	Citibank N.A.	02/04/25	(6,564)
BRL	22,364,521	USD	3,836,044	Goldman Sachs & Co.	02/04/25	(9,157)
USD	5,441,000	BRL	32,605,900	Barclays Bank PLC	02/04/25	(138,333)
USD	3,522,000	BRL	21,725,648	BNP Paribas SA	02/04/25	(195,567)
USD	2,734,396	BRL	16,031,660	Citibank N.A.	02/04/25	(8,849)
USD	3,764,000	BRL	22,364,521	Goldman Sachs & Co.	02/04/25	(62,887)
COP	10,336,000,000	USD	2,598,291	Citibank N.A.	02/21/25	(145,937)
USD	2,319,699	COP	10,336,000,000	Morgan Stanley & Co. LLC	02/21/25	(132,654)
COP	2,473,143,000	USD	596,945	BNP Paribas SA	02/24/25	(10,397)
USD	546,956	COP	2,444,598,482	Citibank N.A.	02/24/25	(32,822)
AUD	1,240,000	USD	779,826	BNP Paribas SA	02/27/25	(8,860)
CAD	3,617,417	USD	2,515,000	Bank of America N.A.	02/27/25	(23,523)
CAD	3,773,179	USD	2,621,000	BNP Paribas SA	02/27/25	(22,244)
CNH	27,078,294	USD	3,722,000	BNP Paribas SA	02/27/25	(21,315)
CNH	27,117,294	USD	3,746,000	Morgan Stanley & Co. International PLC	02/27/25	(39,985)
CZK	89,805,276	USD	3,764,000	BNP Paribas SA	02/27/25	(63,922)
EUR	2,390,000	USD	2,517,733	Morgan Stanley & Co. LLC	02/27/25	(35,761)
GBP	2,999,000	USD	3,747,889	Morgan Stanley & Co. LLC	02/27/25	(29,701)
IDR	60,479,170,000	USD	3,746,000	Goldman Sachs & Co.	02/27/25	(41,801)
INR	226,741,803	USD	2,622,000	Citibank N.A.	02/27/25	(9,330)
KRW	8,791,324,000	USD	6,071,500	Citibank N.A.	02/27/25	(33,434)
MXN	44,746,920	USD	2,165,344	Barclays Bank PLC	02/27/25	(13,428)
MXN	6,222,095	USD	301,156	BNP Paribas SA	02/27/25	(1,930)
MXN	50,751,937	USD	2,466,500	Goldman Sachs & Co.	02/27/25	(25,797)
MYR	16,432,807	USD	3,699,000	Morgan Stanley & Co. International PLC	02/27/25	(5,029)
NOK	28,179,351	USD	2,510,000	BNP Paribas SA	02/27/25	(20,444)
SGD	1,503,293	USD	1,116,000	Barclays Bank PLC	02/27/25	(8,745)
USD	2,510,000	CLP	2,474,107,000	Goldman Sachs & Co.	02/27/25	(11,685)
USD	5,066,348	COP	22,117,497,493	Goldman Sachs & Co.	02/27/25	(177,065)
USD	1,817,961	EUR	1,760,626	Bank of America N.A.	02/27/25	(10,418)
USD	2,498,000	JPY	388,711,406	BNP Paribas SA	02/27/25	(14,904)
USD	2,466,000	MXN	51,545,072	Goldman Sachs & Co.	02/27/25	(12,845)
USD	2,403,000	PEN	8,996,832	Citibank N.A.	02/27/25	(11,982)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	618,000	PHP	36,267,330	Barclays Bank PLC	02/27/25	$(2,333)
USD	1,319,602	SEK	14,670,888	Citibank N.A.	02/27/25	(5,384)
USD	2,479,000	THB	83,814,990	Citibank N.A.	02/27/25	(13,343)
ZAR	114,959,774	USD	6,212,000	Bank of America N.A.	02/27/25	(70,875)
USD	77,728	CNH	570,973	Barclays Bank PLC	03/05/25	(324)
USD	162,119	COP	704,986,832	Citibank N.A.	03/05/25	(4,875)
USD	971,033	EUR	940,450	Deutsche Bank Securities Inc.	03/05/25	(5,880)
USD	1,190	GBP	967	UBS AG	03/05/25	(9)
USD	54,836	HUF	22,053,941	Morgan Stanley & Co. LLC	03/05/25	(1,146)
USD	39	ZAR	738	UBS AG	03/05/25	(1)
IDR	42,220,646,864	USD	2,639,679	BNP Paribas SA	03/19/25	(56,438)
INR	120,287,400	USD	1,408,765	Goldman Sachs & Co.	03/19/25	(25,251)
MXN	106,559,146	USD	5,202,544	Morgan Stanley & Co. International PLC	03/19/25	(93,869)
USD	5,699,089	BRL	34,902,316	Bank of America N.A.	03/19/25	(217,858)
USD	39,082,961	BRL	239,453,876	Barclays Bank PLC	03/19/25	(1,511,363)
USD	1,915,298	BRL	11,749,780	BNP Paribas SA	03/19/25	(76,628)
USD	51,425,564	COP	227,392,529,395	Morgan Stanley & Co. LLC	03/19/25	(2,327,815)
USD	60,013,551	EUR	58,246,000	Barclays Bank PLC	03/19/25	(533,346)
USD	28,875,413	EUR	27,964,000	Deutsche Bank Securities Inc.	03/19/25	(193,251)
USD	3,846,754	EUR	3,753,000	UBS AG	03/19/25	(54,501)
USD	28,706,377	GBP	23,500,000	Deutsche Bank Securities Inc.	03/19/25	(427,144)
USD	53,105	GBP	43,000	UBS AG	03/19/25	(203)
USD	4,320,032	THB	145,516,390	Bank of America N.A.	03/19/25	(12,325)
ZAR	1,949,309	USD	109,000	BNP Paribas SA	03/19/25	(5,046)
USD	21,895,240	BRL	134,101,777	Goldman Sachs & Co.	03/20/25	(836,861)
USD	23,597,770	COP	102,272,733,250	Morgan Stanley & Co. LLC	03/20/25	(574,968)
USD	10,140,548	CZK	248,641,169	BNP Paribas SA	03/20/25	(108,021)
USD	1,153,928	EUR	1,118,196	Deutsche Bank Securities Inc.	03/20/25	(8,499)
USD	1,837,140	HUF	737,862,534	Morgan Stanley & Co. LLC	03/20/25	(34,355)
USD	22,279,234	PLN	92,588,596	BNP Paribas SA	03/20/25	(452,931)
USD	15,031,462	THB	518,998,307	Barclays Bank PLC	03/20/25	(421,250)
USD	485,775	UYU	21,548,975	Goldman Sachs & Co.	03/20/25	(9,661)
USD	25,396,253	ZAR	483,826,360	Barclays Bank PLC	03/20/25	(403,424)
USD	2,215,589	BRL	13,855,521	Barclays Bank PLC	04/02/25	(130,416)
USD	4,652,357	EUR	4,530,381	Deutsche Bank Securities Inc.	04/16/25	(63,791)
USD	336,810	EUR	323,898	UBS AG	04/16/25	(369)
						(10,093,314)
						$25,083,540
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 02/26/30	2.62%	Annual	1-Day SOFR, 4.38%	Annual	Bank of America N.A.	02/24/25	2.62	USD	100,000	$(10)
										(10)
Put
5-Year Interest Rate Swap, 02/26/30	1-Day SOFR, 4.38%	Annual	3.92%	Annual	Deutsche Bank AG	02/24/25	3.92	USD	100,000	(827,302)
										(827,302)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
$(827,312)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.42.V1	1.00%	Quarterly	12/20/29	USD	582	$14,238	$14,857	$(619)
iTraxx.Asia.XJ.IG.42.V1	1.00	Quarterly	12/20/29	USD	238	(2,918)	(2,859)	(59)
						$11,320	$11,998	$(678)
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.42.V2	5.00%	Quarterly	12/20/29	BB-	EUR	46,749	$4,606,135	$4,333,638	$272,497

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 10.28%	Monthly	10.14%	Monthly	N/A	10/17/25	MXN	19,224	$4,891	$2	$4,889
9.31%	Monthly	MXN - Overnight TIIE Funding Rate, 10.03%	Monthly	N/A	01/09/26	MXN	300,285	(46,087)	26	(46,113)
8.02%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	3/26/25(a)	03/26/26	ZAR	56,000	(17,035)	9	(17,044)
8.45%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	3/26/25(a)	03/26/26	ZAR	19,911	(10,352)	3	(10,355)
8.18%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	N/A	04/02/26	ZAR	18,167	(8,025)	—	(8,025)
8.15%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	5/7/25(a)	05/07/26	ZAR	102,594	(38,551)	18	(38,569)
7.97%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	6/6/25(a)	06/06/26	ZAR	71,669	(20,954)	12	(20,966)
6.80%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	9/5/25(a)	09/05/26	ZAR	71,746	19,817	13	19,804
5.16%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	3/19/25(a)	09/19/26	PLN	27,545	4,045	32	4,013
5.24%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	3/19/25(a)	09/19/26	PLN	45,908	(5,590)	54	(5,644)
6.92%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	9/23/25(a)	09/23/26	ZAR	79,197	17,030	15	17,015
3.43%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/03/26	USD	160,000	2,332,438	8,409	2,324,029
1-Day SOFR, 4.38%	At Termination	4.17%	At Termination	10/23/25(a)	10/23/26	USD	1,786	3,667	4	3,663
1-Day SOFR, 4.38%	At Termination	4.21%	At Termination	10/27/25(a)	10/27/26	USD	3,655	9,011	6	9,005
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
MXN - Overnight TIIE Funding Rate, 10.03%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	111,089	$48,399	$22	$48,377
5.13%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	3/19/25(a)	03/19/27	PLN	23,981	(6,523)	28	(6,551)
5.14%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	3/19/25(a)	03/19/27	PLN	39,969	(13,221)	46	(13,267)
7.25%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	3/19/25(a)	03/19/27	ZAR	94,421	12,642	26	12,616
1-Day SOFR, 4.38%	Annual	4.20%	Annual	10/23/25(a)	10/23/27	USD	930	4,076	5	4,071
1-Day SOFR, 4.38%	Annual	3.92%	Annual	11/3/25(a)	11/03/27	USD	479	(351)	2	(353)
1-Day SOFR, 4.38%	Annual	3.95%	Annual	11/3/25(a)	11/03/27	USD	479	(86)	2	(88)
1-Day SOFR, 4.38%	Annual	3.99%	Annual	11/3/25(a)	11/03/27	USD	957	449	4	445
1-Day SOFR, 4.38%	Annual	3.84%	Annual	11/17/25(a)	11/17/27	USD	2,226	(4,747)	10	(4,757)
MXN - Overnight TIIE Funding Rate, 10.03%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	150,882	72,629	67	72,562
8.97%	Monthly	MXN - Overnight TIIE Funding Rate, 10.03%	Monthly	N/A	12/14/29	MXN	60,037	(20,156)	27	(20,183)
INR - 1-Day MIBOR, 6.65%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	1,511,373	15,252	201	15,051
INR - 1-Day MIBOR, 6.65%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	1,511,373	10,082	201	9,881
6-mo. EURIBOR, 2.59%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	2,532	13,997	735	13,262
6-mo. EURIBOR, 2.59%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	5,107	32,324	12,858	19,466
6-mo. CZK PRIBOR, 3.70%	Semi-Annual	3.62%	Annual	3/19/25(a)	03/19/30	CZK	48,033	11,355	22	11,333
6-mo. CZK PRIBOR, 3.70%	Semi-Annual	3.69%	Annual	3/19/25(a)	03/19/30	CZK	48,032	17,301	22	17,279
6-mo. WIBOR, 5.81%	Semi-Annual	4.88%	Annual	3/19/25(a)	03/19/30	PLN	8,966	703	24	679
6-mo. WIBOR, 5.81%	Semi-Annual	4.91%	Annual	3/19/25(a)	03/19/30	PLN	11,440	3,549	32	3,517
6-mo. WIBOR, 5.81%	Semi-Annual	4.94%	Annual	3/19/25(a)	03/19/30	PLN	14,943	10,146	41	10,105
INR - 1-Day MIBOR, 6.65%	At Termination	6.20%	At Termination	3/19/25(a)	03/19/30	INR	609,689	36,976	79	36,897
INR - 1-Day MIBOR, 6.65%	At Termination	6.20%	At Termination	3/19/25(a)	03/19/30	INR	609,689	36,389	79	36,310
INR - 1-Day MIBOR, 6.65%	At Termination	6.26%	At Termination	3/19/25(a)	03/19/30	INR	1,219,379	107,975	158	107,817
7.94%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	3/19/25(a)	03/19/30	ZAR	221,749	(64,523)	132	(64,655)
1-Day SOFR, 4.38%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	(415,403)	225	(415,628)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
INR - 1-Day MIBOR, 6.65%	At Termination	6.44%	At Termination	N/A	09/18/34	INR	1,600,000	$396,025	$347	$395,678
1-Day SOFR, 4.38%	Annual	3.70%	Annual	N/A	01/06/35	USD	34,657	(1,166,462)	568	(1,167,030)
								$1,383,102	$24,566	$1,358,536

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	394	$24,615	$26,902	$(2,287)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	327	4,228	3,259	969
							$28,843	$30,161	$(1,318)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/29	A	USD	322	$6,041	$6,436	$(395)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
10.05%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Citibank N.A.	N/A	03/18/25	COP	$2,274,621	$2,427	$—	$2,427
10.02%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	4,642,774	4,968	—	4,968
9.87%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Bank of America N.A.	N/A	04/03/25	COP	9,000,135	10,417	—	10,417
10.22%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Citibank N.A.	N/A	04/18/25	COP	3,684,949	154	—	154
9.73%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	9,480,547	7,442	—	7,442
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.81%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	$14,171,925	$8,445	$—	$8,445
1-Day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	41,865	(85,292)	—	(85,292)
1-Day BZDIOVER, 0.05%	At Termination	11.50%	At Termination	Citibank N.A.	N/A	07/01/25	BRL	10,151	(15,081)	—	(15,081)
1-Day BZDIOVER, 0.05%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	11,553	(13,349)	—	(13,349)
1-Day BZDIOVER, 0.05%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	47,913	(44,450)	—	(44,450)
8.54%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Goldman Sachs International	N/A	09/09/25	COP	8,791,289	12,602	—	12,602
4.84%	At Termination	CLP Interbank Rate, 24,887.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	10/21/25	CLP	889,638	2,465	—	2,465
5.03%	At Termination	CLP Interbank Rate, 24,887.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	11/20/25	CLP	546,014	425	—	425
14.18%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	34,235	15,620	—	15,620
7.25%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Barclays Bank PLC	N/A	09/25/26	COP	3,414,354	11,671	—	11,671
1-Day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	1,292	(23,572)	—	(23,572)
1-Day BZDIOVER, 0.05%	At Termination	9.71%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	1,961	(36,374)	—	(36,374)
1-Day BZDIOVER, 0.05%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	1,318	(22,317)	—	(22,317)
1-Day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,713	(22,257)	—	(22,257)
11.57%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	15,030	147,259	—	147,259
11.49%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	28,346	290,837	—	290,837
1-Day BZDIOVER, 0.05%	At Termination	11.68%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	5,533	(53,213)	—	(53,213)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
12.21%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	$6,119	$47,808	$—	$47,808
1-Day BZDIOVER, 0.05%	At Termination	12.57%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	27,941	(187,495)	—	(187,495)
1-Day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	2,103	(8,736)	—	(8,736)
15.41%	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	18,080	(33,600)	—	(33,600)
1-Day BZDIOVER, 0.05%	At Termination	12.46%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	83,710	(1,109,245)	—	(1,109,245)
1-Day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	14,422	(52,830)	—	(52,830)
8.73%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	10,349,942	(30,506)	—	(30,506)
8.78%	At Termination	Colombia IBR Overnight Interbank Reference Rate, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	1,293,180	(4,368)	—	(4,368)
									$(1,180,145)	$—	$(1,180,145)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.38%,	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Goldman Sachs International	N/A	03/20/25	USD	7,122	$9,670	$(83,077)	$92,747
1-Day SOFR minus 0.85%, 4.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	03/20/25	USD	68,824	366,746	—	366,746
1-Day SOFR minus 0.90%, 4.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	03/20/25	USD	34,959	130,809	—	130,809
1-Day SOFR plus 0.30%, 4.38%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas S.A.	N/A	03/20/25	USD	3,131	31,542	—	31,542
1-Day SOFR plus 0.30%, 4.38%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas S.A.	N/A	03/20/25	USD	7,757	78,145	—	78,145
									$616,912	$(83,077)	$699,989
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$4,373,061	$(2,859)	$3,470,261	$(1,839,906)	$—
OTC Swaps	36,597	(83,077)	1,263,498	(1,745,367)	—
Options Written	N/A	N/A	569,990	(376,052)	827,312

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$9,071,588	$—	$9,071,588
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$35,176,854	$—	$—	$35,176,854
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$272,497	$—	$—	$3,197,764	$—	$3,470,261
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$37,566	$607,242	$—	$655,287	$—	$1,300,095
	$—	$310,063	$607,242	$35,176,854	$12,924,639	$—	$49,018,798
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,483,452	$—	$2,483,452
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$10,093,314	$—	$—	$10,093,314
Options written
Options written at value	$—	$—	$—	$—	$827,312	$—	$827,312
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$678	$—	$—	$1,839,228	$—	$1,839,906
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$2,682	$—	$—	$1,825,762	$—	$1,828,444
	$—	$3,360	$—	$10,093,314	$6,975,754	$—	$17,072,428

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(22,968,263)	$—	$(22,968,263)
Forward foreign currency exchange contracts	—	—	—	79,869,812	—	—	79,869,812
Options purchased(a)	—	(431,096)	(980,000)	—	(1,597,874)	—	(3,008,970)
Options written	—	48,475	672,000	—	505,297	—	1,225,772
Swaps	—	(256,540)	(34,904)	—	(4,351,738)	—	(4,643,182)
	$—	$(639,161)	$(342,904)	$79,869,812	$(28,412,578)	$—	$50,475,169
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$3,152,328	$—	$3,152,328
Forward foreign currency exchange contracts	—	—	—	29,215,816	—	—	29,215,816
Options written	—	—	—	—	193,938	—	193,938
Swaps	—	270,106	607,242	—	147,030	—	1,024,378
	$—	$270,106	$607,242	$29,215,816	$3,493,296	$—	$33,586,460

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,004,082,739
Average notional value of contracts — short	$1,024,510,773
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$314,004,821
Average amounts sold — in USD	$2,406,006,905
Options:
Average value of option contracts purchased	$39,151
Average market value of option contracts purchased	$107,128
Average notional value of swaption contracts purchased	$0 (a)
Average notional value of swaption contracts written	229,828,500
Credit default swaps:
Average notional value — buy protection	$1,540,006
Average notional value — sell protection	$24,570,968
Interest rate swaps:
Average notional value — pays fixed rate	$248,272,209
Average notional value — receives fixed rate	$378,066,674
Total return swaps:
Average notional value	$66,062,836

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$9,071,588	$2,483,452
Forward foreign currency exchange contracts	35,176,854	10,093,314
Options	—	827,312
Swaps - centrally cleared	3,470,261	1,839,906
Swaps - OTC(a)	1,300,095	1,828,444
Total derivative assets and liabilities in the Statement of Assets and Liabilities	49,018,798	17,072,428
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(12,541,849)	(4,323,358)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
	Assets	Liabilities
Total derivative assets and liabilities subject to an MNA	$36,476,949	$12,749,070

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$630,017	$(357,266)	$—	$—	$272,751
Barclays Bank PLC	2,670,224	(2,670,224)	—	—	—
BNP Paribas SA	1,256,089	(1,256,089)	—	—	—
Citibank N.A.	655,996	(396,731)	—	(259,265)	—
Deutsche Bank Securities Inc.	463,551	(463,551)	—	—	—
Goldman Sachs & Co.	973,553	(973,553)	—	—	—
Goldman Sachs International	132,251	(85,364)	—	—	46,887
Morgan Stanley & Co. International PLC	197,748	(182,493)	—	—	15,255
Morgan Stanley & Co. LLC	8,922	(8,922)	—	—	—
State Street Bank & Trust Company	166,645	—	—	—	166,645
UBS AG	29,321,953	(55,083)	—	—	29,266,870
	$36,476,949	$(6,449,276)	$—	$(259,265)	$29,768,408

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$357,266	$(357,266)	$—	$—	$—
Barclays Bank PLC	3,242,886	(2,670,224)	—	(572,662)	—
BNP Paribas SA	2,553,970	(1,256,089)	—	(1,390,000)	(92,119)
Citibank N.A.	396,731	(396,731)	—	—	—
Deutsche Bank AG	827,302	—	—	(730,000)	97,302
Deutsche Bank Securities Inc.	698,565	(463,551)	—	—	235,014
Goldman Sachs & Co.	1,213,010	(973,553)	—	—	239,457
Goldman Sachs International	85,364	(85,364)	—	—	—
Morgan Stanley & Co. International PLC	182,493	(182,493)	—	—	—
Morgan Stanley & Co. LLC	3,136,400	(8,922)	—	(3,127,478)	—
UBS AG	55,083	(55,083)	—	—	—
	$12,749,070	$(6,449,276)	$—	$(5,820,140)	$479,654

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Flexible Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,323,545,047	$—	$1,323,545,047
Collateralized Mortgage Obligations	—	1,640,237,602	—	1,640,237,602
Convertible Bonds	26,845,576	48,186	—	26,893,762
Corporate Bonds & Notes	—	3,303,369,966	1,732,852	3,305,102,818
Floating Rate Loan Interests	—	348,421,264	5,043,090	353,464,354
Foreign Government Obligations	—	309,026,585	—	309,026,585
Municipal Debt Obligations	—	3,998,942	—	3,998,942
U.S. Government Agency Obligations	—	648,318,019	—	648,318,019
Common Stocks	22,417	—	—	22,417
Investment Companies	297,079,514	—	—	297,079,514
Preferred Stocks	—	737,877	—	737,877
Warrants	—	10,816	—	10,816
Short-Term Securities
Money Market Funds	761,788,601	—	—	761,788,601
Unfunded Floating Rate Loan Interests(a)	—	76	—	76
Liabilities
Investments
TBA Sales Commitments	—	(165,875,032)	—	(165,875,032)
Unfunded Floating Rate Loan Interests(a)	—	(9,610)	—	(9,610)
	$1,085,736,108	$7,411,829,738	$6,775,942	$8,504,341,788
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$273,466	$—	$273,466
Equity Contracts	—	607,242	—	607,242
Foreign Currency Exchange Contracts	—	35,176,854	—	35,176,854
Interest Rate Contracts	9,071,588	3,853,051	—	12,924,639
Liabilities
Credit Contracts	—	(3,360)	—	(3,360)
Foreign Currency Exchange Contracts	—	(10,093,314)	—	(10,093,314)
Interest Rate Contracts	(2,483,452)	(4,409,225)	—	(6,892,677)
	$6,588,136	$25,404,714	$—	$31,992,850

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28(a)	$55	$50,983
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	80	80,399
Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	93,459
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	77	78,948
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	70,069
Entertainment — 0.1%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)	45	42,483
Environmental Control — 0.2%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	23,802
Madison IAQ LLC, 5.88%, 06/30/29(a)	145	139,768
		163,570
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,412
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(a)	29	21,128
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	140	139,383
AmWINS Group Inc., 4.88%, 06/30/29(a)	100	95,246
		234,629
Internet — 0.1%
Uber Technologies Inc., 4.50%, 08/15/29(a)	45	43,883
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	43	45,085
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	23,740
		68,825
Media — 0.1%
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	35	35,195
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	55,472
Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	90	85,820
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	150,716
White Cap Buyer LLC, 6.88%, 10/15/28(a)	25	25,011
		175,727
Semiconductors — 0.1%
Entegris Inc., 4.75%, 04/15/29(a)	55	53,030
Security	Par (000)	Value
Software — 0.5%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	$100	$96,754
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	91,091
Cloud Software Group Inc.
6.50%, 03/31/29(a)	75	73,724
9.00%, 09/30/29(a)	29	29,701
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	41	41,247
		332,517
Telecommunications — 0.0%
Level 3 Financing Inc., 11.00%, 11/15/29(a)	14	15,309
Total Corporate Bonds & Notes — 2.7% (Cost: $1,691,325)		1,758,858
Fixed Rate Loan Interests
Computers — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31(b)	169	169,000
Software — 0.2%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	3	2,847
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	128	128,978
		131,825
Total Fixed Rate Loan Interests — 0.4% (Cost: $300,525)		300,825
Floating Rate Loan Interests(c)
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.43%, 08/23/28	24	23,891
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31	42	42,189
		66,080
Aerospace & Defense — 2.4%
Barnes Group Inc., 2025 Term Loan B, 01/27/32(d)	46	46,092
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30	67	66,785
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.82%, 08/03/29	154	152,897
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/31/31	226	227,127
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/31/31	86	86,739
Kaman Corp.
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31	28	28,356
01/30/30(d)	6	6,353
01/30/30(d)	67	67,342
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29	15	15,017

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31	$71	$71,217
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31	500	502,058
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30	117	117,548
TransDigm, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32	163	163,545
		1,551,076
Airlines — 1.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.30%, 04/20/28	45	45,827
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31	143	143,785
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27	78	78,136
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29	109	108,982
American Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 02/15/28	149	148,538
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29	63	63,112
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31	108	108,624
		697,004
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/21/28	106	106,249
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.68%, 11/24/28	37	36,825
Hanesbrands Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.06%, 03/08/30(b)	15	15,307
		158,381
Auto Parts & Equipment — 1.0%
Clarios Global LP
2025 USD Term Loan B, 01/28/32(d)	125	125,156
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.81%, 05/06/30	328	327,216
Garrett LX I SARL, 2025 Term Loan B, 01/17/32(b)(d)	13	12,984
RealTruck Group, Inc., 2023 Incremental Term Loan, 01/31/28(b)(d)	45	44,888
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28	129	124,259
		634,503
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/02/28	315	314,523
Security	Par (000)	Value
Banks (continued)
Les Schwab Tire Centers, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31	$81	$80,745
		395,268
Beverages — 0.4%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29	237	172,131
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30	79	25,523
Triton Water Holdings Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 03/31/28	59	58,812
		256,466
Building Materials — 2.2%
ACProducts Holdings Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28	34	25,793
Azek Group LLC (The), 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 09/19/31	73	73,045
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.66%, 11/03/28	253	253,888
Emrld Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	187	187,131
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	260	260,288
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.81%, 10/02/28	62	62,111
Oscar AcquisitionCo. LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29	108	107,996
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.04%, 12/14/27	59	59,045
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.56%, 03/19/29	20	19,743
2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.81%, 04/14/31	32	31,792
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.30%, 04/02/29(b)	42	42,519
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.05%, 09/22/28	13	13,325
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 01/12/29	24	23,820
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31	263	263,967
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.43%, 10/04/28	20	20,128
		1,444,591
Chemicals — 3.0%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.41%, 11/24/27	159	158,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26	$16	$12,390
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29	173	173,921
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.31%, 08/18/28	69	69,811
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 11/01/30	121	121,279
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.04%, 10/04/29	37	36,961
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31	159	159,860
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.06%, 12/18/30	153	153,071
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.31%, 02/15/30	145	145,433
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 02/18/30	20	19,788
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 10/07/31(b)	45	45,056
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28	144	139,988
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 10/15/28	58	57,892
Minerals Technologies Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 11/26/31(b)	121	121,555
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.31%, 03/29/28	171	172,512
Nouryon Finance B.V., 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28	72	72,890
Oxea Holding Drei GmbH
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.90%, 12/31/26	60	50,917
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.30%, 12/31/26	7	6,907
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 10/09/31	65	65,163
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.34%, 08/02/30	156	157,239
		1,940,962
Commercial Services — 7.5%
Albion Financing 3 SARL
2025 USD Term Loan B, 08/16/29(d)	5	5,028
2024 USD Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.80%, 08/16/29	156	156,933
Security	Par (000)	Value
Commercial Services (continued)
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.93%, 02/04/28	$109	$109,244
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 05/12/28	434	435,073
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.97%, 11/16/28	45	44,998
APi Group DE Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 01/03/29	207	207,718
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.18%, 08/06/27	74	73,402
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31	285	287,496
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31	430	431,003
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.06%, 11/24/28	173	173,609
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.06%, 01/31/31	182	182,305
CCRR Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.03%, 03/06/28	30	14,487
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29	135	121,949
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28	129	129,722
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 10/01/31	329	329,968
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29	59	59,123
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29	124	125,232
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(b)	53	53,248
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.04%, 04/29/29	64	56,338
Garda World Security Corp.
2025 Term Loan B, 02/01/29(d)	41	41,000
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 02/01/29	66	65,719
Hertz Corp. (The)
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.93%, 06/30/28	114	102,477
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.93%, 06/30/28	25	22,860
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 06/12/30	28	28,120

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.34%, 08/11/28	$8	$7,947
Mavis Tire Express Services Topco Corp., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	191	191,233
Nuvei Technologies Corp., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 11/15/31	184	184,383
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30	105	105,288
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31	60	60,364
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/13/30	30	29,913
Raven Acquisition Holdings LLC
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 11/19/31	82	81,900
Delayed Draw Term Loan, 11/19/31(d)	2	2,341
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 11/14/30	6	5,970
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30	53	53,350
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 06/24/31	180	179,742
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 06/24/31	201	201,007
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.41%, 11/02/27	70	67,923
Veritiv Corp., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.83%, 11/30/30	100	99,837
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31	164	164,107
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28	43	26,915
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.36%, 01/30/31	165	165,074
WEX Inc., 2024 Term Loan B2, 03/31/28(d)	30	30,012
		4,914,358
Computers — 2.6%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 09/29/31	164	163,262
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	275	189,199
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	52	35,755
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 12/09/31(b)	382	385,344
Security	Par (000)	Value
Computers (continued)
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 06/27/31	$59	$58,940
Magenta Security Holdings LLC
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.55%, 07/27/28(e)(f)	28	9,363
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 6.25% PIK), 12.30%, 07/27/28	23	12,983
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28	9	8,704
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28	23	20,915
Maximus Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.31%, 05/30/31	25	24,999
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 03/01/29	227	227,562
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.16%, 02/01/28	242	225,865
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29	30	25,107
Tempo Acquisition LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.12%, 08/31/28	328	327,528
		1,715,526
Distribution & Wholesale — 1.6%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 01/31/31	98	98,919
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 07/27/28	97	96,961
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/09/31	217	217,715
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/02/31	104	103,824
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.06%, 06/04/31	244	243,714
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31	171	171,396
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27	134	117,731
		1,050,260
Diversified Financial Services — 2.5%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 08/17/28	65	65,116
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 08/09/30	69	68,817
Citadel Securities LP, 2024 First Lien Term Loan, 10/31/31(d)	65	65,340
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/28/28	$231	$231,378
CPI Holdco B LLC
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.31%, 05/19/31	186	185,494
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 05/17/31	69	69,072
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27	251	246,801
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28	50	48,500
Edelman Financial Engines Center LLC (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 04/07/28	170	171,489
Focus Financial Partners LLC
1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 09/15/31	107	107,470
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 09/15/31	12	11,542
Grant Thornton Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 06/02/31	98	98,561
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31	159	158,437
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/21/31	63	63,276
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31	56	56,238
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28	15	15,056
		1,662,587
Electric — 1.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 07/31/30	149	148,865
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 01/31/31	69	68,722
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27	36	36,484
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 05/22/31	28	28,614
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31	145	145,524
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/15/31	59	59,172
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31	136	136,756
Security	Par (000)	Value
Electric (continued)
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.06%, 12/20/30	$110	$109,689
		733,826
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/22/27	22	21,868
Electronics — 0.5%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 06/20/31(b)	115	114,806
MX Holdings U.S. Inc., 2023 USD Term Loan B1D, (3-mo. CME Term SOFR + 2.75%), 7.32%, 07/31/28	27	26,883
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29	180	179,963
		321,652
Engineering & Construction — 1.9%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/18/31	69	69,243
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.18%, 09/22/28	173	174,292
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 09/22/28	64	64,667
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 08/12/31	66	66,346
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30	307	302,010
Brown Group Holding LLC
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	185	185,828
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.85%, 07/01/31	164	164,876
Construction Partners Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 11/03/31	28	28,023
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31	33	33,175
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.91%, 12/16/27	88	87,873
Quikrete Holdings, Inc., 2025 Term Loan B, 02/10/32(b)(d)	74	74,370
		1,250,703
Entertainment — 5.2%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28	160	150,523
Caesars Entertainment Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30	34	33,807
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31	349	349,416

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Churchill Downs Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.41%, 03/17/28	$158	$158,205
Crown Finance U.S. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.59%, 12/02/31	65	64,856
Delta 2 Lux SARL
2024 Term Loan B2, 09/30/31(d)	98	97,953
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31	195	195,196
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 08/31/30	30	29,938
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30	289	288,611
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29	76	75,706
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.31%, 08/27/28	95	95,285
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 04/14/29	202	202,596
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.15%, 10/19/26	197	196,320
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29	140	137,716
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.31%, 06/25/31(b)	81	81,202
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 05/03/29	197	198,299
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29	95	95,023
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 12/04/31	73	73,177
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31	69	68,809
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31	227	228,183
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.18%, 05/18/25	226	226,314
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31	341	340,915
		3,388,050
Environmental Control — 1.5%
Clean Harbors Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 10/09/28	72	72,842
Security	Par (000)	Value
Environmental Control (continued)
Covanta Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/30/28	$75	$75,146
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/30/28	4	4,127
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 10/21/28	261	263,362
GFL Environmental Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 07/03/31	125	124,680
JFL-Tiger Acquisition Co. Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30	61	60,984
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	316	316,944
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28	36	18,032
Reworld Holding Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 11/30/28	44	43,836
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 11/30/28	3	3,368
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30(b)	24	23,975
		1,007,296
Food — 1.8%
Chobani LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 10/25/27	265	262,477
Froneri International Ltd., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31	456	456,939
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25(e)(f)	14	6,893
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	30	29,719
U.S. Foods, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 11/22/28	20	20,013
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 10/03/31	162	163,288
UTZ Quality Foods LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 01/29/32	222	222,363
		1,161,692
Food Service — 0.3%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/22/30	152	152,598
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.31%, 04/06/28	20	20,080
		172,678
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.16%, 09/07/27	$114	$114,082
Hand & Machine Tools — 0.0%
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 09/26/31	32	32,150
Health Care - Products — 2.2%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.41%, 11/08/27	7	6,980
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.66%, 05/10/27	207	208,420
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	89	89,898
Curia Global Inc., 2021 Term Loan, 08/30/26(d)	25	23,844
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 10/19/27	50	50,021
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 10/23/28	813	815,866
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 05/30/31	230	229,835
		1,424,864
Health Care - Services — 1.4%
Concentra Health Services Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 07/28/31(b)	30	29,962
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.06%, 11/01/28	227	228,506
Fortrea Holdings Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30	4	3,738
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	25	25,072
IQVIA Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31	43	42,854
Parexel International Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/15/28	199	199,855
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27	70	69,702
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28	29	20,507
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30	174	171,841
Surgery Center Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 12/19/30	100	100,673
Security	Par (000)	Value
Health Care - Services (continued)
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.81%, 01/08/27	$29	$29,329
		922,039
Holding Companies - Diversified — 0.1%
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 06/27/29	12	12,048
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30	30	29,800
		41,848
Home Furnishings — 0.7%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 07/31/28	193	193,904
Tempur Sealy International Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.84%, 10/24/31	45	45,131
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.68%, 10/30/27	223	222,554
		461,589
Housewares — 0.6%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	220	220,860
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.93%, 10/20/28	20	19,423
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.66%, 10/20/28	20	19,510
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.43%, 10/06/28	158	138,802
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.81%, 12/19/29	16	16,600
		415,195
Insurance — 6.7%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 09/19/31	624	625,770
AmWINS Group Inc.
2025 Term Loan B, 01/30/32(d)	343	343,600
2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.56%, 02/19/28	45	45,042
Amynta Agency Borrower Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31	228	227,179
Ardonagh Midco 3 PLC, 2025 USD Repriced Term Loan B, 02/15/31(d)	195	195,000
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 02/14/31	387	386,836
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.68%, 12/23/26	139	139,095
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.68%, 07/31/27	35	34,691
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.66%, 08/19/28	85	85,216

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.68%, 01/31/28	$65	$63,407
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.68%, 01/20/29	65	63,101
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.94%), 7.30%, 05/26/31	168	168,684
Howden Group Holdings Ltd., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 02/15/31	217	217,694
HUB International Ltd., 1st Lien Term Loan B-1, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.56%, 06/20/30	449	450,180
Jones DesLauriers Insurance Management Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 03/15/30	65	64,595
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 09/15/31	208	208,998
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31	391	392,748
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31	244	244,184
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32	29	29,842
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30	190	190,337
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29	231	231,148
		4,407,347
Internet — 3.0%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29	149	130,530
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 7.79%, 11/08/27	129	129,252
Gen Digital Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.06%, 09/12/29	302	301,866
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.06%, 05/30/31	202	202,464
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 11/09/29	85	85,507
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.56%, 05/03/28	93	91,924
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.56%, 12/31/31	63	61,002
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 08/31/28	359	361,086
Speedster Bidco GmbH, 2024 USD Term Loan B, 12/10/31(d)	259	260,404
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.06%, 03/15/30	338	338,482
Security	Par (000)	Value
Internet (continued)
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28	$9	$8,672
		1,971,189
Leisure Time — 1.5%
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/31/30	90	90,298
Carnival Corp.
2025 Term Loan (2028), 10/18/28(d)	65	65,081
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.30%, 08/08/27	123	123,662
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.43%, 07/22/30	150	149,079
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.61%), 6.93%, 05/30/28	24	24,245
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 12/17/27	12	11,842
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 12/17/27	22	20,836
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.41%, 06/30/28	4	3,712
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.41%, 11/15/29	145	144,639
2024 Term Loan B2, (1-mo. CME Term SOFR + 6.10%), 10.41%, 11/15/29	30	29,132
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 08/03/28	290	290,640
		953,166
Lodging — 1.9%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.30%, 02/02/26	181	112,223
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 01/27/29	342	343,963
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.06%, 11/30/29	282	282,527
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.06%, 11/08/30	129	129,774
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.06%, 01/05/29	16	15,730
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/14/31	219	219,647
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 05/24/30	111	111,460
		1,215,324
Machinery — 2.2%
Arcline FM Holdings LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28	122	121,885
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 03/15/30	$41	$41,599
Clark Equipment Co., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	13	12,971
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28(b)	48	48,077
Generac Power Systems Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31	50	50,030
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 04/05/29	162	163,223
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29	325	327,907
TK Elevator U.S. Newco Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30	311	313,060
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 03/02/27	243	243,590
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 01/27/31	113	113,760
		1,436,102
Media — 1.7%
A L PARENT LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.31%, 06/30/28	79	80,036
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30	41	41,309
Charter Communications Operating, LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31	82	81,930
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.17%, 04/15/27	188	174,599
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27	20	19,722
Endeavor Operating Co. LLC, Term Loan B, 01/27/32(b)(d)	344	344,430
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.59%, 06/04/29	20	18,795
NEP Group Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.50% PIK), 9.18%, 08/19/26	90	81,249
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.68%, 09/25/26	191	170,383
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.16%, 04/21/29	17	14,567
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 2.93%), 7.35%, 01/31/29	15	15,212
Security	Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.67%, 01/31/29	$24	$23,640
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.92%, 04/30/28	30	29,800
		1,095,672
Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.81%, 05/13/29	43	43,341
Packaging & Containers — 0.9%
Charter Next Generation Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 11/29/30	355	356,887
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.41%, 10/29/28	149	138,907
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.34%, 04/15/27	49	49,475
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 07/31/26	26	26,619
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28	43	43,800
		615,688
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.81%, 05/04/28	98	100,626
Bausch Health Americas Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.66%, 02/01/27	74	71,871
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.19%, 08/01/27	142	141,406
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27	193	182,981
ICON Luxembourg SARL, 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	6	6,247
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.56%, 05/05/28	163	163,544
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.56%, 10/27/28	48	48,423
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 05/19/31	100	99,886
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 04/20/29	106	106,448
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 08/01/31	103	104,127
		1,025,559

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 0.8%
Buckeye Partners LP, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 11/22/30	$35	$34,872
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28	235	235,764
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30	9	9,184
New Fortress Energy Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.29%, 10/27/28	49	49,102
NGL Energy Partners LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.06%, 02/03/31	47	46,948
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(b)	14	14,122
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 10/05/28	166	166,580
		556,572
Real Estate — 0.4%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 06/02/28	203	202,220
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.06%, 01/31/30(b)	20	19,949
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 01/31/30	30	30,087
		252,256
Real Estate Investment Trusts — 0.4%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 05/18/30	71	71,326
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/25/31	196	196,614
		267,940
Retail — 1.8%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 09/20/30	223	222,464
Beacon Roofing Supply Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 05/19/28	87	86,846
EG Group Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 02/07/28	31	31,280
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.55%, 01/29/31	220	215,946
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31	35	35,137
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.56%, 05/12/30	41	41,163
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.81%, 12/15/27	139	139,473
LBM Acquisition LLC, Term Loan B, 12/17/27(d)	25	24,962
Security	Par (000)	Value
Retail (continued)
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.16%, 02/11/28	$73	$72,914
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 10/19/29	314	314,213
		1,184,398
Semiconductors — 0.7%
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 07/02/29	147	147,437
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	63	63,109
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 08/17/29	249	250,325
		460,871
Software — 12.4%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31	371	374,220
Aristocrat Technologies Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.68%, 05/24/29	35	35,088
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 02/15/29	434	434,372
BCPE Pequod Buyer Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31	98	99,042
Boxer Parent Company, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.36%, 07/30/31	157	157,573
Capstone Borrower Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 06/17/30	33	32,929
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.31%, 01/23/32	341	341,983
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29	308	293,967
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29	475	477,562
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31	326	328,303
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 10/08/28	217	216,209
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.41%, 10/08/29	30	29,100
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.09%, 05/01/31	313	314,971
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 02/26/31(b)	222	223,574
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.56%, 06/26/31	61	56,664
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Dun & Bradstreet Corp. (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 01/18/29	$552	$553,126
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 10/09/29	226	226,740
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.06%, 11/22/32	49	50,133
Epicor Software Corp., 2024 Term Loan E, 05/30/31(d)	420	423,192
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.35%, 03/03/28	40	40,280
Genesys Cloud Services Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 01/30/32	283	283,521
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/27/28	326	327,880
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 06/17/31	284	284,095
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.56%, 06/17/32	49	48,344
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31	80	75,162
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27	19	19,019
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.18%, 03/13/28	92	92,176
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31	74	74,219
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.55%, 06/02/28	356	356,275
Press Ganey Holdings, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 04/30/31	74	73,993
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30(d)	24	24,217
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.31%, 07/16/31	140	140,771
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30(b)	132	132,937
RealPage Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28	190	190,138
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.06%, 05/15/28	75	75,209
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 05/09/31	305	305,567
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31	334	335,553
Security	Par (000)	Value
Software (continued)
Veritas U.S. Inc., 2024 Priority Term Loan, 12/09/29(d)	$0 (g)	$1
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 04/12/31	288	289,210
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/22/29	58	58,163
Zelis Payments Buyer Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.06%, 09/28/29	94	94,589
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 11/26/31	128	128,480
		8,118,547
Telecommunications — 1.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26	39	37,197
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28	138	116,417
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 10/24/30	99	99,845
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 09/27/29	70	61,130
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.18%, 04/30/28	17	15,811
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 09/20/30	46	45,388
Level 3 Financing Inc.
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.87%, 04/15/30	25	25,365
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.87%, 04/15/29	60	60,658
Lumen Technologies Inc.
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.78%, 04/15/30	29	27,286
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.78%, 04/15/29	88	82,692
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.31%, 06/01/28	3	3,201
Viasat Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.92%, 05/30/30	29	25,053
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 03/02/29	39	35,078
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.43%, 03/09/27	425	408,455
		1,043,576

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.6%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31	$373	$372,621
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.66%, 12/15/26	38	38,134
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30	11	10,825
		421,580
Total Floating Rate Loan Interests — 81.0% (Cost: $53,035,426)		53,025,722
	Shares
Common Stocks
Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(b)(h)	312	23,712
Total Common Stocks — 0.1% (Cost $3,910)		23,712
Investment Companies
Exchange Traded Funds — 5.0%
iShares 0-5 Year High Yield Corporate Bond ETF(i)	25,250	1,090,042
iShares Broad USD High Yield Corporate Bond ETF(i)	33,000	1,230,570
iShares iBoxx $ High Yield Corporate Bond ETF(i)	12,175	970,591
		3,291,203
Total Investment Companies — 5.0% (Cost $3,193,976)		3,291,203
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	76	1,710
Security	Shares	Value
Software (continued)
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	111	$2,498
		4,208
Total Preferred Stocks — 0.0% (Cost $2,925)		4,208
Total Long-Term Investments — 89.2% (Cost: $58,228,087)		58,404,528
Short-Term Securities
Money Market Funds — 18.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(i)(j)	12,420,000	12,420,000
Total Short-Term Securities — 18.9% (Cost: $12,420,000)		12,420,000
Total Investments — 108.1% (Cost: $70,648,087)		70,824,528
Liabilities in Excess of Other Assets — (8.1)%		(5,331,054)
Net Assets — 100.0%		$65,493,474

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Rounds to less than 1,000.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,712, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,020,000	$4,400,000 (a)	$—	$—	$—	$12,420,000	12,420,000	$181,569	$—
iShares 0-5 Year High Yield Corporate Bond ETF	1,292,582	—	(211,044)	(1,397)	9,901	1,090,042	25,250	39,360	—
iShares Broad USD High Yield Corporate Bond ETF	738,000	482,390	—	—	10,180	1,230,570	33,000	32,481	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,113,304	—	(155,796)	915	12,168	970,591	12,175	29,357	—
				$(482)	$32,249	$15,711,203		$282,767	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	1,000	$87,359	$82,317	$5,042

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	250	$12,119	$(296)	$12,415
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	500	19,500	(2,449)	21,949
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	14,776	(6,637)	21,413
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	1,000	2,730	(11,010)	13,740
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	8,349	(2,166)	10,515
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	1,500	(796)	(4,561)	3,765
									$56,678	$(27,119)	$83,797
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$82,317	$—	$5,042	$—
OTC Swaps	—	(27,119)	83,797	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$5,042	$—	$—	$—	$—	$5,042
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$83,797	$—	$83,797
	$—	$5,042	$—	$—	$83,797	$—	$88,839
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$27,119	$—	$27,119
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$19,180	$—	$—	$(6,876)	$—	$12,304
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$5,042	$—	$—	$71,077	$—	$76,119
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Credit default swaps:
Average notional value — sell protection	$925,000
Total return swaps:
Average notional value	$3,750,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$5,042	$—
Swaps - OTC(a)	83,797	27,119
Total derivative assets and liabilities in the Statement of Assets and Liabilities	88,839	27,119
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(5,042)	—
Total derivative assets and liabilities subject to an MNA	$83,797	$27,119

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Morgan Stanley & Co. International PLC	$83,797	$(27,119)	$—	$—	$56,678
	$83,797	$(27,119)	$—	$—	$56,678

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Morgan Stanley & Co. International PLC	$27,119	$(27,119)	$—	$—	$—
	$27,119	$(27,119)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Floating Rate Loan Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,758,858	$—	$1,758,858
Fixed Rate Loan Interests	—	131,825	169,000	300,825
Floating Rate Loan Interests	—	51,197,417	1,828,305	53,025,722
Common Stocks	—	—	23,712	23,712
Investment Companies	3,291,203	—	—	3,291,203
Preferred Stocks	—	4,208	—	4,208
Short-Term Securities
Money Market Funds	12,420,000	—	—	12,420,000
Unfunded Floating Rate Loan Interests(a)	—	1,205	—	1,205
	$15,711,203	$53,093,513	$2,021,017	$70,825,733
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$5,042	$—	$5,042
Interest Rate Contracts	—	83,797	—	83,797
	$—	$88,839	$—	$88,839

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Fixed Rate Loan Interests	Floatings Rates Loans Interests	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2024	20,280	—	1,871,765	34	1,892,079
Transfers into Level 3	—	—	244,079	—	244,079
Transfers out of Level 3	—	—	(1,161,268)	—	(1,161,268)
Accrued discounts/premiums	—	—	(55)	—	(55)
Net realized gain (loss)	—	—	105	—	105
Net change in unrealized appreciation (depreciation)(a)(b)	3,432	—	13,073	(34)	16,471
Purchases	—	169,000	1,433,947	—	1,602,947
Sales	—	—	(499,646)	—	(499,646)
Closing balance, as of January 31, 2025	23,712	169,000	1,902,000	—	2,094,712
Net change in unrealized appreciation (depreciation) on investment still held at January 31, 2025	3,432	—	14,560	—	17,992
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on invest-
ments still held at January 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 6.4%
Black Belt Energy Gas District RB
5.25%, 05/01/55	$2,500	$2,655,694
5.50%, 10/01/54	2,000	2,178,156
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	643,894
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,376,057
Mobile County Industrial Development Authority RB AMT, 5.00%, 06/01/54	800	805,581
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,062,255
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	6,000	6,289,073
5.50%, 01/01/53	100	106,732
Stadium Trace Village Improvement District (The) RB, 3.63%, 03/01/36	1,290	1,156,578
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	177,538
		18,451,558
Arizona — 2.4%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	690	678,857
5.25%, 07/01/37(a)	155	153,946
Glendale Industrial Development Authority RB
4.00%, 05/15/28	380	373,083
5.00%, 05/15/41	1,500	1,490,844
5.00%, 05/15/56	290	275,624
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46(a)	1,000	964,894
Industrial Development Authority of the County of Pima (The) RB, 5.00%, 06/15/49(a)	1,235	1,181,232
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	176,279
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,014,675
5.75%, 06/15/53(a)	160	162,946
6.38%, 06/15/64(a)	500	495,914
		6,968,294
Arkansas — 1.2%
Arkansas Development Finance Authority RB AMT
4.50%, 09/01/49(a)	2,000	1,975,740
4.75%, 09/01/49(a)	150	149,483
5.45%, 09/01/52	150	154,457
6.88%, 07/01/48(a)	1,000	1,097,343
		3,377,023
California — 5.5%
California County Tobacco Securitization Agency RB
0.00%, 06/01/55(b)	2,955	265,122
5.00%, 06/01/47	1,370	1,303,136
California Enterprise Development Authority RB, 5.00%, 07/01/50(a)	600	578,537
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	2,595	2,673,052
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	1,002,326
5.50%, 06/01/38(a)	800	799,973
5.88%, 05/01/59(a)	200	208,738
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1,000	987,795
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority ST, 5.00%, 09/01/54	$100	$101,494
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	512,839
California Public Finance Authority RB, 5.70%, 06/01/34(a)	900	877,001
California School Finance Authority RB, 5.00%, 06/01/44(a)	1,000	981,946
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	500	502,472
5.00%, 12/01/46(a)	1,000	1,003,102
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	265,217
CSCDA Community Improvement Authority RB
3.25%, 04/01/57(a)	100	73,349
4.00%, 10/01/46(a)	250	194,194
4.00%, 07/01/56(a)	250	205,955
4.00%, 07/01/58(a)	100	67,172
Golden State Tobacco Securitization Corp. RB
0.00%, 06/01/66(b)	9,395	1,100,061
5.00%, 06/01/51	1,000	1,029,472
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(b)	1,205	561,907
Rancho Mirage Community Facilities District ST, 5.00%, 09/01/54	500	513,384
		15,808,244
Colorado — 2.3%
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	96,191
4.00%, 07/01/31(a)	125	119,493
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	67,953
5.25%, 11/01/39	65	71,904
Elbert County Independence Water & Sanitation District RB, 5.13%, 12/01/33	500	488,271
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,554,130
Gold Hill North Business Improvement District GOL, 5.60%, 12/01/54(a)	500	499,455
Granary Metropolitan District No. 9 Special Assessment District No. 1 Special Assessment, 5.45%, 12/01/44(a)	760	729,990
Independence Metropolitan District No. 3 GOL
5.38%, 12/01/54	500	489,676
7.13%, 12/15/54	500	484,371
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	404,284
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50	500	501,299
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(b)	150	133,500
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	1,007,829
		6,648,346
Connecticut — 0.6%
Connecticut Housing Finance Authority RB, 4.65%, 11/15/51 (GNMA/FNMA/FHLMC)	1,000	1,002,815

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority RB
5.00%, 01/01/55(a)	$100	$83,862
5.38%, 07/01/54	205	208,501
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	455	454,933
		1,750,111
Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	38,165
Town of Bridgeville Delaware ST
5.25%, 07/01/44(a)	100	100,818
5.63%, 07/01/53(a)	100	101,800
Town of Milton Delaware ST
5.70%, 09/01/44(a)	100	101,332
5.95%, 09/01/53(a)	100	101,815
		443,930
District of Columbia — 0.4%
District of Columbia RB, 5.00%, 06/01/46	500	498,601
District of Columbia RB AMT, 5.50%, 02/28/37	90	102,258
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	6,100	618,243
		1,219,102
Florida — 16.8%
Antillia Community Development District Special Assessment, 5.88%, 05/01/54	500	523,112
Avenir Community Development District Special Assessment, 4.75%, 11/01/50(a)	1,900	1,902,962
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	98,390
5.00%, 05/01/42	1,000	1,003,891
Bella Collina Community Development District Special Assessment, 5.00%, 05/01/44	500	496,488
Berry Bay II Community Development District Special Assessment
4.45%, 05/01/31	250	250,095
5.45%, 05/01/54	100	101,604
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43	480	480,019
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	140,210
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44	250	252,666
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29	500	506,474
Capital Projects Finance Authority/Florida RB, 6.63%, 06/15/59(a)	100	104,088
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	1,740	133,768
4.88%, 06/15/56(a)	100	83,719
5.00%, 12/15/49	750	724,724
5.38%, 06/15/48(a)	230	228,612
Capital Trust Authority RB, 5.00%, 07/01/39(a)	1,475	1,419,541
Central Parc Community Development District Special Assessment, 6.00%, 05/01/54	100	103,955
Charlotte County Industrial Development Authority/Florida RB, 5.00%, 10/01/49(a)	250	248,142
Coral Creek Community Development District Special Assessment, 5.75%, 05/01/54	250	259,289
Security	Par (000)	Value
Florida (continued)
County of Lake Florida RB
5.00%, 01/15/39(a)	$1,350	$1,330,655
5.00%, 01/15/54(a)	850	796,289
Crossings Community Development District Special Assessment
4.75%, 05/01/31	300	302,947
5.35%, 05/01/44	1,000	1,026,523
5.60%, 05/01/54	700	719,163
Crosswinds East Community Development District Special Assessment, 5.75%, 05/01/54	250	259,289
Curiosity Creek Community Development District Special Assessment, 4.65%, 05/01/31(a)	300	297,931
Darby Community Development District Special Assessment, 5.88%, 05/01/35	230	233,385
East Nassau Stewardship District Special Assessment, 5.25%, 05/01/29	885	885,498
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,028,979
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	407,455
Series A, 5.13%, 06/15/55(a)	500	437,322
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	2,880	2,896,306
5.00%, 07/01/41	1,000	994,220
8.25%, 07/01/57(a)	500	519,258
10.00%, 07/15/59(a)	2,900	2,999,888
12.00%, 07/15/32(a)	725	776,970
Gardens at Hammock Beach Community Development District Special Assessment, 5.88%, 05/01/55	180	183,388
Golden Gem Community Development District Special Assessment, 6.00%, 05/01/55	500	519,531
Greenbriar Community Development District Special Assessment, 4.80%, 05/01/32	500	502,657
Hammock Oaks Community Development District Special Assessment, 5.85%, 05/01/44	100	103,790
Hickory Tree Community Development District Special Assessment, 5.15%, 05/01/44	1,000	1,011,249
Hillcrest Preserve Community Development District Special Assessment, 5.00%, 05/01/44(a)	1,000	959,074
Hobe-St Lucie Conservancy District Special Assessment, 5.88%, 05/01/55	250	261,301
Hyde Park Community Development District No. 1 Special Assessment, 5.25%, 05/01/34	1,705	1,767,576
Lakes of Sarasota Community Development District Special Assessment
5.25%, 05/01/34	2,325	2,417,211
Series B-1, 4.30%, 05/01/51	220	186,577
Lakewood Ranch Stewardship District Special Assessment
5.25%, 05/01/44	580	590,503
5.55%, 05/01/54	250	255,663
Lee County Industrial Development Authority/Florida RB, 4.75%, 11/15/29	250	250,662
LT Ranch Community Development District Special Assessment, 5.85%, 05/01/54	250	261,102
LTC Ranch West Residential Community Development District Special Assessment
4.75%, 05/01/31	345	344,046
5.38%, 05/01/44	530	522,087
6.00%, 05/01/54	250	254,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Magnolia Island Community Development District Special Assessment
5.55%, 05/01/45(a)	$750	$756,270
5.75%, 05/01/55(a)	1,000	1,006,342
Malabar Springs Community Development District Special Assessment, 4.50%, 05/01/31	500	500,976
Marion Ranch Community Development District Special Assessment, 5.95%, 05/01/54	500	525,824
Normandy Community Development District Special Assessment, 5.30%, 05/01/44(a)	1,500	1,534,056
North AR-1 Pasco Community Development District Special Assessment
5.75%, 05/01/44	100	105,476
6.00%, 05/01/54	100	105,526
Parrish Lakes Community Development District Special Assessment, 5.80%, 05/01/54	140	145,947
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44	250	261,400
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52	100	100,275
Sawyers Landing Community Development District Special Assessment, 4.25%, 05/01/53	1,000	857,234
Seagrove Community Development District Special Assessment, 4.88%, 06/15/44	750	702,732
Seminole Palms Community Development District Special Assessment, 5.20%, 05/01/44(a)	500	507,533
Shadowlawn Community Development District Special Assessment, 5.85%, 05/01/54	500	507,468
Somerset Bay Community Development District Special Assessment, 5.90%, 05/01/54(a)	500	520,078
Two Lakes Community Development District Special Assessment, 5.00%, 05/01/44	1,000	1,031,612
Two Rivers West Community Development District Special Assessment, 5.88%, 05/01/54	105	109,852
Viera Stewardship District Special Assessment, 5.50%, 05/01/54	300	305,211
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42	95	98,896
5.50%, 05/01/53	95	98,502
Village Community Development District No. 15 Special Assessment
4.55%, 05/01/44(a)	1,000	982,769
5.25%, 05/01/54(a)	100	102,519
West Villages Improvement District Special Assessment
4.75%, 05/01/39	1,750	1,732,092
5.63%, 05/01/54	100	102,809
Westside Haines City Community Development District Special Assessment, 6.00%, 05/01/54	85	87,186
		48,153,630
Georgia — 0.7%
Atlanta Development Authority (The) TA
5.00%, 04/01/34(a)	180	179,863
5.50%, 04/01/39(a)	280	286,867
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51(a)	100	85,423
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	277,593
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	$1,000	$1,038,894
		1,868,640
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	624,208
Illinois — 1.7%
Chicago Board of Education GO
5.00%, 12/01/46	1,000	985,496
5.00%, 12/01/46	475	468,227
5.00%, 12/01/46	500	487,800
5.00%, 12/01/47	500	489,417
County of Cook IL RB, 6.50%, 01/01/45	750	769,255
Illinois Finance Authority RB, 5.25%, 10/01/39(a)	500	512,069
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	156,318
State of Illinois GO, 5.00%, 12/01/46	1,000	1,047,813
		4,916,395
Indiana — 0.3%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	102,785
Indiana Finance Authority RB
Class A,4.13%, 12/01/26	640	640,669
5.50%, 09/15/44	110	117,983
		861,437
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 05/15/44	750	761,733
Kansas — 0.0%
City of Manhattan Kansas RB, 4.00%, 06/01/25	105	104,876
Kentucky — 0.7%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	622,209
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	1,022,131
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	501,801
		2,146,141
Louisiana — 1.3%
Juban Crossing Community Development District Special Assessment, 6.25%, 06/01/34	1,000	1,007,380
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 11/15/37(a)	750	755,583
Louisiana Public Facilities Authority RB
5.00%, 06/01/39(a)	1,285	1,246,499
5.00%, 12/15/43(a)	665	646,790
6.50%, 06/01/62(a)	100	99,546
		3,755,798
Maine — 0.2%
Finance Authority of Maine RB AMT
4.63%, 12/01/47(a)	175	175,305
8.00%, 12/01/51(a)(c)(d)	100	32,750
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	236,873
		444,928
Maryland — 0.2%
City of Baltimore Maryland RB, 4.50%, 06/01/33	100	99,959

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	$315	$318,476
Maryland Health & Higher Educational Facilities Authority RB, 5.50%, 01/01/46	245	247,643
		666,078
Massachusetts — 0.0%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/57(a)	100	98,098
Michigan — 1.1%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	350	262,742
Flint International Academy RB, 5.75%, 10/01/37	2,485	2,484,982
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	548,235
		3,295,959
Minnesota — 0.1%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	216,773
Missouri — 0.3%
Industrial Development Authority of the City of St Louis Missouri (The) RB, 5.75%, 06/15/54	250	256,292
Kansas City Industrial Development Authority RB
5.00%, 06/01/46(a)	115	111,697
5.00%, 06/01/54(a)	100	93,579
St Louis County Industrial Development Authority RB, 5.25%, 09/01/53	500	487,549
		949,117
Nebraska — 0.2%
Central Plains Energy Project RB, 5.00%, 05/01/53	475	496,793
Nevada — 0.9%
City of Las Vegas Nevada Special Improvement District No. 613 Special Assessment, 5.50%, 12/01/53	250	251,772
State of Nevada Department of Business & Industry RB, 5.00%, 12/15/48(a)	1,500	1,416,226
State of Nevada Department of Business & Industry RB AMT, 8.13%, 01/01/50	260	270,444
Tahoe-Douglas Visitors Authority RB, 5.00%, 07/01/51	500	506,971
		2,445,413
New Hampshire — 1.1%
New Hampshire Business Finance Authority RB
0.00%, 04/01/32(a)(b)	255	165,715
3.63%, 07/01/43(a)	250	211,187
5.25%, 12/01/35(a)	951	942,578
5.38%, 12/01/31(a)	590	589,908
5.38%, 12/15/35(a)	1,246	1,245,848
		3,155,236
New Jersey — 2.0%
Camden County Improvement Authority (The) RB, 6.00%, 06/15/62	75	79,517
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50	735	691,022
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	5,000	5,014,800
		5,785,339
New York — 8.1%
Build NYC Resource Corp. RB
5.25%, 06/15/43(a)	500	501,477
Security	Par (000)	Value
New York (continued)
5.50%, 06/15/63(a)	$250	$252,760
Metropolitan Transportation Authority RB, Series A-1, 5.00%, 11/15/45	5,000	5,004,133
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/53	1,000	1,088,109
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	500,156
5.38%, 11/15/40(a)	550	550,040
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	260,396
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	4,000	4,109,282
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	529,121
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	931,709
5.00%, 01/01/30	250	255,631
5.00%, 10/01/40	2,310	2,379,533
5.50%, 06/30/60	6,000	6,296,549
Suffolk Regional Off-Track Betting Co. RB
5.00%, 12/01/34	100	101,265
5.75%, 12/01/44	200	204,719
6.00%, 12/01/53	200	206,323
		23,171,203
North Carolina — 0.5%
North Carolina Medical Care Commission RB
5.00%, 09/01/34	900	918,650
5.13%, 10/01/54	500	506,527
		1,425,177
North Dakota — 0.3%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	754,228
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority RB
0.00%, 06/01/57(b)	4,725	495,279
Series B2, 5.00%, 06/01/55	4,410	3,965,767
Cleveland-Cuyahoga County Port Authority RB, 5.25%, 01/01/34(a)	750	744,606
County of Cuyahoga Ohio RB, 5.25%, 02/15/47	500	505,227
County of Franklin Ohio RB, 4.00%, 07/01/45	100	80,586
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	330	325,136
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,316,059
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	240	232,628
		8,665,288
Oklahoma — 0.8%
Oklahoma Development Finance Authority RB
5.50%, 08/15/52	500	507,756
Series A-2, 7.25%, 09/01/51(a)	250	253,395
Tulsa Airports Improvement Trust RB AMT, 5.00%, 06/01/35	600	603,458
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(a)	100	90,219
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	342,595
5.00%, 11/15/38	500	500,153
		2,297,576
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.9%
Clackamas County Hospital Facility Authority RB, 5.00%, 05/15/48	$425	$411,054
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	1,570	1,586,226
Yamhill County Hospital Authority RB, 5.00%, 11/15/51	550	473,026
		2,470,306
Pennsylvania — 2.2%
Allegheny Community Broadband Inc. RB, 7.50%, 09/01/35(a)	255	255,664
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	470	478,104
5.25%, 05/01/42(a)	1,000	1,006,539
5.25%, 05/01/42(a)	2,000	2,011,220
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	253,675
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	369,124
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	103,809
5.38%, 07/01/39(a)	100	107,857
Lancaster County Hospital Authority/Pennsylvania RB, 5.25%, 07/01/41	100	100,024
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	232,197
5.25%, 12/01/38	130	131,244
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	103,204
5.75%, 06/30/48	860	923,963
Pennsylvania Higher Education Assistance Agency RB AMT, 5.00%, 06/01/51	100	97,576
		6,174,200
Puerto Rico — 8.0%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	74,113
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	358,033
4.00%, 07/01/35	812	804,814
4.00%, 07/01/37	3,000	2,948,468
4.00%, 07/01/41	145	138,777
Commonwealth of Puerto Rico Notes
0.00%, 10/01/31(c)(d)	6,708	3,504,958
0.00%, 10/01/47(c)(d)	1,426	459,780
1.00%, 10/01/31(c)(d)	649	411,921
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42(a)	1,000	938,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46(b)	3,275	1,073,448
5.00%, 07/01/58	7,536	7,512,882
Series A-2, 4.78%, 07/01/58	4,752	4,684,912
		22,910,171
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp. RB, 4.75%, 10/01/54 (GNMA)	1,850	1,829,942
Tobacco Settlement Financing Corp./Rhode Island RB, 5.00%, 06/01/50	60	59,757
		1,889,699
Security	Par (000)	Value
South Carolina — 0.1%
City of Hardeeville South Carolina Special Assessment, 4.00%, 05/01/52(a)	$100	$74,186
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	172,069
South Carolina Jobs-Economic Development Authority RB
5.00%, 11/15/54	100	98,599
7.50%, 08/15/62(a)	25	24,259
		369,113
Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37	345	354,068
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, 0.00%, 06/01/43(a)(b)	100	40,617
Metropolitan Nashville Airport Authority (The) RB AMT, 5.50%, 07/01/52	500	526,899
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	500	532,737
		1,454,321
Texas — 6.5%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)(c)(d)	100	50,000
Arlington Higher Education Finance Corp. RB
4.50%, 06/15/44(a)	830	776,518
5.00%, 06/15/51	1,000	895,549
5.75%, 08/15/62	250	227,058
7.88%, 11/01/62(a)	25	25,936
Bexar County Health Facilities Development Corp. RB
4.00%, 07/15/45	440	358,383
5.00%, 07/15/25	130	130,391
5.00%, 07/15/26	110	110,767
City of Anna Texas Special Assessment, 5.75%, 09/15/54(a)	100	101,852
City of Buda Texas Special Assessment
5.00%, 09/01/33(a)	100	98,741
5.75%, 09/01/33(a)	640	637,876
City of Celina Texas Special Assessment, 5.50%, 09/01/53(a)	1,000	1,012,400
City of Corpus Christi Texas Special Assessment
5.38%, 09/15/31	100	98,769
6.13%, 09/15/44	100	96,875
6.50%, 09/15/54	103	102,008
City of Fate Texas Special Assessment, 5.75%, 08/15/54(a)	500	511,135
City of Friendswood Texas Special Assessment, 7.00%, 09/15/54	303	301,109
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	1,250	1,272,811
5.50%, 07/15/35	2,000	2,149,604
5.50%, 07/15/39	200	213,267
City of Marble Falls Texas Special Assessment, 6.38%, 09/01/44(a)	500	485,383
City of Mesquite Texas Special Assessment, 5.75%, 09/01/53(a)	250	255,412
City of Oak Point Texas Special Assessment
4.70%, 09/15/31(a)	200	198,158
5.25%, 09/15/54(a)	125	118,491
5.35%, 09/15/44(a)	550	534,929

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Princeton Texas Special Assessment
4.25%, 09/01/31(a)	$25	$24,835
4.38%, 09/01/31(a)	50	49,640
5.00%, 09/01/44(a)	50	48,050
5.13%, 09/01/44(a)	75	72,389
5.25%, 09/01/54(a)	75	71,380
5.38%, 09/01/54(a)	75	71,625
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	200	189,041
County of Denton Texas Special Assessment, 5.25%, 12/31/44(a)	1,000	984,262
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	973,473
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	1,000	928,897
5.00%, 08/15/51(a)	1,000	954,000
5.00%, 01/01/55	100	82,088
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	235,396
Port Beaumont Navigation District RB AMT, 4.00%, 01/01/50(a)	1,810	1,497,045
Port of Beaumont Navigation District RB AMT
5.00%, 01/01/39(a)	270	277,830
5.13%, 01/01/44(a)	370	376,453
5.25%, 01/01/54(a)	600	600,485
Travis County Development Authority Special Assessment, 5.00%, 09/01/44(a)	600	571,527
		18,771,838
Utah — 2.8%
Black Desert Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	100	100,997
Mida Mountain Village Public Infrastructure District TA, 5.50%, 06/15/39(a)	2,250	2,304,863
SkyRidge Pegasus Infrastructure Financing District Special Assessment, 5.25%, 12/01/44(a)	495	488,838
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	995	931,402
5.00%, 06/15/40(a)	1,450	1,404,008
5.00%, 10/15/44 (UT CSCE)	500	500,104
5.25%, 06/15/32(a)	825	840,566
5.25%, 06/15/37(a)	790	766,056
Utah Infrastructure Agency RB
5.50%, 10/15/44	55	59,043
5.50%, 10/15/48	50	53,004
Wood Ranch Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	500	506,705
		7,955,586
Vermont — 0.0%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	83,046
Virginia — 0.6%
James City County Economic Development Authority RB, 5.25%, 12/01/27	100	100,093
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47	1,550	1,494,730
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	102,393
		1,697,216
Security	Par (000)	Value
Washington — 1.4%
County of King Washington Sewer Revenue RB, 4.00%, 07/01/39	$500	$499,382
Washington State Housing Finance Commission RB
3.95%, 07/01/29(a)	295	295,600
4.00%, 07/01/25(a)	270	269,028
4.75%, 01/01/34(a)	945	933,488
5.00%, 01/01/26(a)	500	502,026
5.50%, 01/01/44(a)	1,000	1,005,145
6.00%, 07/01/59(a)	500	505,726
		4,010,395
Wisconsin — 4.4%
Public Finance Authority RB
0.00%, 12/15/38(a)(b)	365	160,535
5.00%, 06/15/29(a)	285	286,154
5.00%, 07/15/30(a)	500	507,831
5.00%, 06/15/31(a)	315	315,346
5.00%, 12/01/34(a)	765	773,899
5.00%, 12/15/34(a)	825	837,364
5.00%, 06/15/56(a)	25	20,768
5.25%, 12/01/51(a)	65	44,031
5.50%, 11/15/32(a)	2,000	1,950,774
5.50%, 12/15/32(a)	627	611,634
5.75%, 12/15/33(a)	1,500	1,465,900
7.50%, 07/01/59(a)	1,000	1,129,700
7.75%, 07/01/43(a)	310	319,647
12.00%, 05/16/29(a)	105	109,039
Series A, 5.00%, 06/15/55(a)	500	401,372
Public Finance Authority RB AMT
4.25%, 07/01/54	250	209,867
5.50%, 07/01/44	1,750	1,844,496
Public Finance Authority TA, 5.00%, 06/01/41(a)	1,000	1,026,001
Wisconsin Health & Educational Facilities Authority RB, 5.75%, 08/15/54	500	529,752
		12,544,110
Total Long-Term Investments — 87.9% (Cost: $250,368,108)		252,056,673
	Shares
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Liquidity Funds: MuniCash, 1.99%(e)(f)	34,580,454	34,583,912
Total Short-Term Securities — 12.1% (Cost: $34,583,819)		34,583,912
Total Investments — 100.0% (Cost: $284,951,927)		286,640,585
Other Assets Less Liabilities — 0.0%		69,385
Net Assets — 100.0%		$286,709,970

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Muni Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$8,706,028	$25,877,884 (a)	$—	$—	$—	$34,583,912	34,580,454	$279,077	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$252,056,673	$—	$252,056,673
Short-Term Securities
Money Market Funds	34,583,912	—	—	34,583,912
	$34,583,912	$252,056,673	$—	$286,640,585
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 12.5%
Black Belt Energy Gas District RB
4.00%, 10/01/49	$500	$501,035
5.00%, 11/01/29	250	260,991
5.00%, 11/01/30	300	314,230
5.00%, 03/01/55	480	512,108
5.00%, 05/01/55	250	264,730
5.25%, 01/01/54	200	212,925
5.25%, 05/01/55	250	265,569
5.50%, 11/01/53	585	616,402
County of Jefferson Alabama Sewer Revenue RB
5.25%, 10/01/41	100	109,085
5.25%, 10/01/44	1,000	1,078,025
Energy Southeast A Cooperative District RB, 5.75%, 04/01/54	225	248,166
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	680	712,762
5.50%, 01/01/53	405	432,265
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	111,596
		5,639,889
Arizona — 1.8%
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	480	516,760
Yuma Industrial Development Authority RB, 5.00%, 08/01/40	250	271,296
		788,056
California — 4.8%
California Community Choice Financing Authority RB, 4.87%, 12/01/53(b)	750	762,438
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	100	103,008
California Public Finance Authority RB, 5.70%, 06/01/34(a)	100	97,445
San Diego Unified School District/California GO, 0.00%, 07/01/31(c)	610	497,636
San Francisco City & County Airport Commission San Francisco International Airport RB AMT, 5.00%, 05/01/41	675	677,896
		2,138,423
Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue RB AMT, 5.75%, 11/15/34	200	224,402
Colorado Health Facilities Authority RB, 4.00%, 08/01/39	185	182,411
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	222,500
		629,313
Connecticut — 2.8%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	210	151,292
Connecticut State Health & Educational Facilities Authority RB, Series L, 5.00%, 07/01/45	325	325,947
State of Connecticut Special Tax Revenue RB
5.00%, 07/01/38	205	227,513
5.00%, 07/01/44	500	544,826
		1,249,578
Security	Par (000)	Value
District of Columbia — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue RB AMT
5.00%, 10/01/32	$260	$283,261
5.00%, 10/01/37	295	316,521
		599,782
Florida — 6.3%
County of Lee FL Airport Revenue RB AMT, 5.25%, 10/01/40	500	542,948
County of Miami-Dade Florida Aviation Revenue RB AMT, 5.00%, 10/01/30	215	227,699
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	251,415
Lakes of Sarasota Community Development District Special Assessment, 2.75%, 05/01/26	100	99,018
Miami-Dade County Educational Facilities Authority RB, Series A, 5.00%, 04/01/45	250	250,739
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,343
Orange County Health Facilities Authority RB, 5.00%, 10/01/41	500	548,491
School District of Broward County/FL COP
5.00%, 07/01/27	235	236,825
5.00%, 07/01/30	290	297,142
Tohoqua Community Development District Special Assessment, 2.38%, 05/01/26	115	113,520
		2,818,140
Georgia — 3.4%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	100,943
Gainesville & Hall County Hospital Authority RB, 5.00%, 02/15/25	620	620,411
Main Street Natural Gas Inc. RB
5.00%, 06/01/53	270	283,638
5.00%, 05/01/55	500	529,427
		1,534,419
Idaho — 1.2%
Idaho Health Facilities Authority RB, 1.00%, 03/01/60	500	555,229
Illinois — 7.2%
Chicago O'Hare International Airport RB, Series B, 5.00%, 01/01/37	200	204,453
Chicago O'Hare International Airport RB AMT, 5.00%, 01/01/35	500	540,848
City of Chicago Illinois GO
5.00%, 01/01/27	100	102,356
5.00%, 01/01/34	500	527,363
Illinois Finance Authority RB, Class B,2.95%, 05/01/42, (SIFMA Municipal Swap Index)(b)	500	500,681
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/40	260	261,731
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	100,065
Rock Island County School District No. 41 Rock Island/Milan GO, 5.00%, 01/01/42 (AGC)	350	374,404
State of Illinois GO
5.00%, 10/01/30	225	244,178
5.00%, 02/01/38	100	109,642
5.25%, 05/01/40	250	271,035
		3,236,756
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 0.3%
Indiana Finance Authority RB AMT, 4.20%, 05/01/28	$150	$149,555
Kentucky — 1.2%
City of Henderson KY RB AMT, 3.70%, 01/01/32(a)	150	146,905
Kentucky Public Energy Authority RB, 5.00%, 01/01/55	275	292,109
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	122,067
		561,081
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	395	360,521
Michigan — 1.1%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	109,924
Michigan Strategic Fund RB AMT, 5.00%, 06/30/29	50	51,598
Oakland University RB, 5.00%, 03/01/25	350	350,461
		511,983
Minnesota — 2.0%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority RB, 5.00%, 11/15/25	365	369,731
City of St Cloud MN RB, 5.00%, 05/01/41	500	540,428
		910,159
Missouri — 4.0%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 02/15/25	1,025	1,025,518
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	777,571
		1,803,089
Nevada — 0.8%
County of Washoe NV RB
3.63%, 03/01/36	275	277,440
4.13%, 03/01/36	65	65,198
		342,638
New Jersey — 4.0%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	239,419
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38	100	110,113
New Jersey Housing & Mortgage Finance Agency RB, 3.50%, 05/01/29 (HUD SECT 8)	240	238,778
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/37	250	277,584
5.00%, 06/15/40	600	666,438
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/30	255	267,321
		1,799,653
New York — 5.0%
City of New York GO, 5.00%, 09/01/41	120	132,130
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (FHA 542(C))	280	238,519
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48	250	273,273
New York City Transitional Finance Authority RB
5.00%, 05/01/41	250	276,407
5.00%, 11/01/42	185	203,270
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	260,396
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	250	247,649
4.00%, 12/01/42	250	233,458
Security	Par (000)	Value
New York (continued)
5.00%, 01/01/28	$275	$283,410
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/38	100	112,549
		2,261,061
North Carolina — 0.6%
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	275	291,349
Ohio — 2.5%
American Municipal Power Inc. RB, 5.00%, 02/15/25	375	375,233
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	130	131,190
Ohio Air Quality Development Authority RB AMT
4.25%, 11/01/39	195	196,864
4.50%, 01/15/48(a)	200	193,005
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	242,321
		1,138,613
Oklahoma — 1.1%
Oklahoma City Airport Trust RB AMT, 5.00%, 07/01/43	500	509,133
Oregon — 1.0%
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	155	156,602
Port of Portland OR Airport Revenue RB AMT, 5.00%, 07/01/43	300	313,117
		469,719
Pennsylvania — 5.9%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	495	505,358
Pennsylvania Higher Educational Facilities Authority RB, 5.25%, 11/01/40	500	552,269
Pennsylvania Economic Development Financing Authority RB, VRDN, 3.60%, 12/01/30	100	99,566
Pennsylvania Economic Development Financing Authority RB AMT
4.15%, 04/01/49	220	219,946
4.25%, 08/01/45	210	209,470
5.50%, 06/30/42 (AGM)	280	302,379
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32	445	381,458
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/45	365	365,584
		2,636,030
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	247,632
Rhode Island — 0.6%
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	250	261,674
South Carolina — 2.2%
City of Hardeeville South Carolina Special Assessment, 3.00%, 05/01/27(a)	100	96,692
South Carolina Public Service Authority RB
5.00%, 12/01/41	520	562,949
5.00%, 12/01/43	300	321,514
		981,155
Tennessee — 1.8%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	750	799,106
Texas — 17.4%
Aldine Independent School District GO, 5.00%, 02/15/39 (PSF)	300	335,222

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Dallas Texas GOL, 5.00%, 02/15/25	$300	$300,200
City of Galveston Texas Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	528,646
City of Garland Texas Water & Sewer System Revenue RB, 5.00%, 03/01/41	305	337,573
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	250	254,562
5.00%, 07/15/30	225	225,540
5.00%, 07/01/31 (AGM)	335	359,301
5.50%, 07/15/37	100	107,498
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/42	310	339,718
Conroe Independent School District GO, 5.00%, 02/15/42 (PSF)	500	552,220
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/25 (PSF)	560	560,375
Hays Consolidated Independent School District GO, 5.00%, 02/15/41 (PSF)	300	325,601
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	425	399,460
New Caney Independent School District GO, 5.00%, 02/15/42 (PSF)	725	725,481
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	750	753,311
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	235,396
North Texas Tollway Authority RB, Series D, 0.00%, 01/01/31 (AGC)(c)	315	257,409
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 07/01/43	425	438,746
Texas Municipal Gas Acquisition & Supply Corp. V RB, 5.00%, 01/01/55	275	292,703
Van Alstyne Independent School District GO, 5.00%, 02/15/25 (PSF)	500	500,317
		7,829,279
Virginia — 0.5%
Virginia Housing Development Authority RB AMT, 2.05%, 12/01/33	270	225,456
Washington — 3.4%
Port of Seattle WA RB AMT, 5.00%, 04/01/32	435	454,140
Security	Par (000)	Value
Washington (continued)
State of Washington GO, 5.00%, 08/01/40	$560	$570,573
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	100	106,269
5.00%, 08/01/49	385	392,688
		1,523,670
Wisconsin — 0.5%
City of Milwaukee Wisconsin Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,052
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28	100	100,004
		245,056
Total Long-Term Investments — 100.0% (Cost: $44,939,265)		45,047,197
	Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds: MuniCash, 1.99%(d)(e)	974,383	974,481
Total Short-Term Securities — 2.2% (Cost: $974,480)		974,481
Total Investments — 102.2% (Cost: $45,913,745)		46,021,678
Liabilities in Excess of Other Assets — (2.2)%		(990,470)
Net Assets — 100.0%		$45,031,208

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,416,738	$—	$(442,256)(a)	$4	$(5)	$974,481	974,383	$20,962	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Intermediate Muni Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$45,047,197	$—	$45,047,197
Short-Term Securities
Money Market Funds	974,481	—	—	974,481
	$974,481	$45,047,197	$—	$46,021,678
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 91.0%
Bay Area Toll Authority RB, VRDN, 1.55%, 02/03/25(a)	$2,000	$2,000,000
California Community Choice Financing Authority Clean Energy Project RB, VRDN, 2.27%, 02/07/25(a)(b)	1,000	1,000,000
California Community Choice Financing Authority RB
4.00%, 12/01/27	500	502,725
4.00%, 08/01/28	415	418,536
5.00%, 09/01/27	410	424,838
5.00%, 10/01/28	770	806,335
5.00%, 12/01/28	800	838,874
5.00%, 11/01/29	800	842,749
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	402,079
California Health Facilities Financing Authority RB, 4.00%, 03/01/28	260	260,060
California Municipal Finance Authority RB
3.35%, 12/01/29	500	500,566
5.00%, 07/01/28	150	158,825
California Municipal Finance Authority RB AMT
3.80%, 04/01/25	200	198,786
4.13%, 03/03/25	400	400,116
4.15%, 01/15/25	400	400,298
4.25%, 12/02/24	250	250,417
California Pollution Control Financing Authority RB AMT
4.05%, 02/18/25(b)	1,000	998,368
4.25%, 12/01/27	500	505,660
California State Public Works Board RB
5.00%, 09/01/27	500	500,783
Series F, 5.00%, 05/01/28	200	200,916
California State University Institute, 2.75%, 02/05/25	500	500,029
Central Valley Energy Authority RB, VRDN, 2.27%, 02/07/25(a)(b)	500	500,000
Chino Valley Unified School District GO VRDN, 2.26%, 02/07/25(a)(b)	500	500,000
City of Burbank California Water Revenue RB, 5.00%, 06/01/25	660	665,330
City of Long Beach California Harbor Revenue RB AMT, 5.00%, 05/15/29	400	414,899
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	800	805,058
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/25	100	100,494
5.00%, 05/15/26	780	795,423
5.00%, 05/15/27	400	401,724
5.00%, 05/15/28	1,000	1,035,933
5.00%, 05/15/29	890	905,290
5.00%, 05/15/29	200	206,095
City of Modesto California Water Revenue COP VRDN, 1.40%, 02/07/25 (AGM)(a)	1,280	1,280,000
City of Pasadena CA COP, VRDN, 1.51%, 02/07/25(a)	300	300,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	425,219
Compton Unified School District/California GO, 5.00%, 06/01/25 (BAM)	250	251,942
Contra Costa Water District RB, 5.00%, 10/01/25	550	551,004
County of Los Angeles California Revenue Notes, 5.00%, 06/30/25	400	402,082
County of Riverside California Revenue Notes, 5.00%, 06/30/25	500	504,514
Security	Par (000)	Value
California (continued)
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	$125	$133,973
5.50%, 08/01/27 (BAM)	110	117,113
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	201,080
Long Beach Unified School District GO, 0.00%, 08/01/27(c)	500	455,825
Los Angeles Unified School District/California GO, 5.00%, 07/01/25	200	201,883
Madera Unified School District GO, 5.00%, 08/01/25	400	404,640
Metropolitan Water District of Southern California RB, VRDN, 1.40%, 02/07/25(a)	700	700,000
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	500	510,934
Northern California Energy Authority RB
5.00%, 08/01/25	375	378,049
5.00%, 08/01/26	375	383,917
Northern California Transmission Agency RB, 5.00%, 05/01/27	285	293,476
Orange County Water District COP, VRDN, 1.15%, 02/07/25(a)	310	310,000
Pajaro Valley Unified School District GO, 0.00%, 08/01/25 (AGM)(c)	460	454,320
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	422,011
Port of Oakland RB AMT, 5.00%, 05/01/27	400	414,779
Poway Redevelopment Agency Successor Agency TA, 5.00%, 12/15/28	500	508,361
Poway Unified School District Public Financing Authority ST
5.00%, 09/01/27 (BAM)	315	318,554
5.00%, 09/01/28	500	515,985
Redding Joint Powers Financing Authority RB, 5.00%, 06/01/25	375	377,866
Regents of the University of California Medical Center Pooled Revenue RB, VRDN, 1.35%, 02/03/25(a)(b)	1,000	1,000,000
Sacramento City Unified School District/California GO, 8.00%, 08/01/25 (AGM)	500	512,858
Sacramento County Housing Authority RB VRDN, 1.60%, 02/07/25 (FANNIE MAE)(a)	455	455,000
San Diego Community College District GO, VRDN, 1.70%, 02/03/25(a)(b)	500	500,000
San Diego Public Facilities Financing Authority RB, VRDN, 2.33%, 02/07/25(a)(b)	2,200	2,200,000
San Diego Public Facilities Financing Authority RB VRDN, 2.27%, 02/07/25(a)(b)	800	800,000
San Diego Unified School District/California Revenue Notes, 5.00%, 06/30/25	400	403,682
San Francisco City & County Airport Commission San Francisco International Airport RB AMT
5.00%, 05/01/28	500	528,434
5.00%, 05/01/29	800	854,913
San Francisco City & County Redevelopment Agency Successor Agency TA, 5.00%, 08/01/28 (AGC)	520	553,663
San Leandro Unified School District GO, 5.00%, 08/01/25	400	404,513
San Mateo Union High School District GO
VRDN, 1.70%, 02/03/25(a)(b)	590	590,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	371,134
Santa Clara County Financing Authority RB, 5.00%, 05/15/25	400	402,754
Southern California Public Power Authority RB
5.00%, 09/01/26	150	152,960
5.25%, 11/01/25	425	430,487
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California GO
5.00%, 09/01/26	$800	$828,965
5.00%, 08/01/29	800	838,776
VRDN, 1.30%, 02/07/25(a)	295	295,000
VRDN, 1.35%, 02/07/25(a)	2,000	2,000,000
Stockton Public Financing Authority RB, 5.00%, 10/01/25 (BAM)	140	142,057
Temecula Valley Unified School District Financing Authority ST
5.00%, 09/01/25	300	303,877
5.00%, 09/01/26	500	517,113
University of California RB
5.00%, 05/15/26	400	411,900
VRDN, 1.20%, 02/07/25(a)	3,900	3,900,000
Series AL-1, VRDN, 1.50%, 02/03/25(a)	1,300	1,300,000
Yucaipa Valley Water District Financing Authority RB, 5.00%, 06/01/26	400	409,561
		50,366,380
Total Municipal Debt Obligations — 91.0% (Cost: $50,292,123)		50,366,380
Municipal Debt Obligations
Municpal Debt Securities — 8.1%
California Health Facilities Financing Authority	500	500,230
City of Los Angeles California Wastewater System Revenue	400	400,003
Los Angeles County Capital Asset Leasing Corp.	250	250,014
San Diego County Water Authority
San Diego County Water Authority	500	500,400
San Diego County Water Authority	400	400,046
San Diego Public Facilities Financing Authority Water Revenue	1,000	999,995
San Francisco City & County Public Utilities Commission Power Revenue	400	400,083
Security	Par (000)	Value
Municpal Debt Securities (continued)
State of California Department of Water Resources
State of California Department of Water Resources	$600	$600,039
State of California Department of Water Resources	400	400,013
		4,450,823
Total Municipal Debt Obligations (Cost: $4,450,000)		4,450,823
Total Long-Term Investments — 99.1% (Cost: $54,742,123)		54,817,203
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.99%(d)(e)	23,936	23,939
Total Short-Term Securities — 0.0% (Cost: $23,939)		23,939
Total Investments — 99.1% (Cost: $54,766,062)		54,841,142
Other Assets Less Liabilities — 0.9%		480,434
Net Assets — 100.0%		$55,321,576

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$23,939 (a)	$—	$—	$—	$23,939	23,936	$1,141	$—

(a)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Short-Term California Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$50,366,380	$—	$50,366,380
Short-Term Securities
Money Market Funds	23,939	—	—	23,939
	$23,939	$54,817,203	$—	$54,841,142
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACREC LLC, 5.76%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	$100	$100,000
AGL CLO 23 Ltd., 6.49%, 01/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	250	251,264
AGL Core CLO 2 Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	251,583
Anchorage Capital CLO 17 Ltd., 5.73%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	250	250,000
Apidos CLO XXIV, 5.50%, 10/20/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	155	155,288
Apidos CLO XXXIV, 5.70%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,418
AREIT Ltd.
5.99%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	196	196,920
5.74%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	207	206,482
Argent Securities Trust, 5.01%, 03/25/36, (1-mo. CME Term SOFR + 0.694%)(b)	264	141,821
BDS LLC, 5.87%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	138	138,332
Bear Stearns Structured Products Trust, 6.43%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	102	101,154
Benefit Street Partners CLO IV Ltd., 6.19%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	250	251,233
Benefit Street Partners CLO XIX Ltd., 5.48%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	250,492
Benefit Street Partners CLO XXIX, 5.48%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	250,000
Benefit Street Partners CLO XXVII Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	250	251,846
BlueMountain CLO Ltd., 5.49%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	161	161,573
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(c)	144	144,200
Buckhorn Park CLO Ltd., 5.89%, 07/18/34, (3-mo. CME Term SOFR + 1.600%)(a)(b)	250	250,145
CBAM Ltd., 5.67%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	358	358,932
CIFC Funding Ltd.
7.40%, 07/18/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	250	251,553
5.76%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	250	251,547
CIT Mortgage Loan Trust, 6.18%, 10/25/37, (1-mo. CME Term SOFR + 1.864%)(a)(b)	160	152,959
Citigroup Mortgage Loan Trust Inc., 8.18%, 07/25/37, (1-mo. CME Term SOFR + 3.864%)(b)	135	116,565
Clover CLO LLC, 5.37%, 01/25/35, (3-mo. CME Term SOFR + 1.070%)(a)(b)	250	250,750
College Ave Student Loans LLC
5.33%, 05/25/55(a)	77	76,976
2.32%, 07/26/55(a)	190	169,143
Security	Par (000)	Value
Creeksource Dunes Creek CLO Ltd.
5.74%, 01/15/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	$250	$252,096
6.08%, 01/15/38, (3-mo. CME Term SOFR + 1.750%)(a)(b)	250	251,464
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	61	58,861
4.85%, 04/25/46, (1-mo. CME Term SOFR + 0.534%)(b)	298	220,950
Diameter Capital CLO 8 Ltd., 5.95%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	350	351,097
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	175,774
5.00%, 05/19/39(a)	170	165,822
Foundation Finance Trust, 4.93%, 03/15/50(a)	100	98,830
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.53%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	43	43,311
Galaxy XX CLO Ltd., 5.90%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	250	250,363
Generate CLO 20 Ltd.
5.59%, 01/25/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	250	250,000
5.99%, 01/25/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	250	250,000
Goldman Home Improvement Trust Issuer Trust, 4.50%, 06/25/52(a)	22	22,173
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	84	84,175
5.38%, 02/20/49(a)	114	114,588
GreenSky Home Improvement Trust, 5.67%, 06/25/59(a)	105	106,617
JP Morgan Mortgage Acquisition Trust, 4.52%, 11/25/36(c)	200	197,135
Lendmark Funding Trust
2.00%, 04/20/32(a)	130	121,336
8.69%, 05/20/33(a)	100	101,323
Long Beach Mortgage Loan Trust, 4.79%, 03/25/46, (1-mo. CME Term SOFR + 0.474%)(b)	356	271,721
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	100	99,228
MFA Trust, 6.33%, 09/25/54(c)	98	97,857
MidOcean Credit CLO VIII, 6.43%, 02/20/31, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	250,643
MidOcean Credit CLO XI Ltd., 5.53%, 01/18/36, (3-mo. CME Term SOFR + 1.210%)(a)(b)	250	250,620
MidOcean Credit CLO XII Ltd., 5.63%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	250,352
Morgan Stanley Mortgage Loan Trust, 6.51%, 10/25/36(c)	11	2,393
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	100	87,177
2.46%, 11/15/68(a)	110	104,495
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	65	63,631
6.02%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	129	129,745
5.66%, 10/15/72(a)	85	86,116
Nelnet Student Loan Trust, 5.44%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	190	191,155

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.63%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	$243	$243,744
New Mountain CLO 3 Ltd., 6.65%, 10/20/34, (3-mo. CME Term SOFR + 2.362%)(a)(b)	250	250,384
NYMT Trust, 7.38%, 05/25/64(a)(c)	133	132,214
OCP CLO Ltd., 1.00%, 01/15/37, (3-mo. CME Term SOFR + 1.100%)(a)(b)	250	250,000
OHA Credit Funding 5 Ltd., 5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	251,595
OHA Credit Funding 6 Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	251,874
OHA Loan Funding Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	251,866
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	148	151,004
OneMain Financial Issuance Trust
6.17%, 09/15/36(a)	100	102,506
5.79%, 05/14/41(a)	100	102,709
Option One Mortgage Loan Trust, 5.86%, 01/25/37(c)	37	35,791
Orchard Park CLO Ltd., 6.01%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	251,460
Palmer Square CLO Ltd., 5.93%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,500
Palmer Square Loan Funding Ltd., 5.40%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	108	107,893
Park Blue CLO Ltd., 5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	251,425
PRET LLC
11.00%, 07/25/54(a)(c)	96	96,470
5.96%, 09/25/54(a)(c)	145	143,981
Progress Residential Trust, 4.75%, 10/17/40(a)	180	169,036
Regatta IX Funding Ltd., 6.30%, 04/17/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	250	252,895
Regional Management Issuance Trust, 1.90%, 08/15/33(a)	100	93,383
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	115	116,213
5.42%, 11/20/37(a)	114	115,038
Rockford Tower CLO Ltd., 5.88%, 05/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	131	131,189
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.58%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	132	132,547
RR 16 Ltd., 6.21%, 07/15/36, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	250,655
RR 18 Ltd., 6.16%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	250	250,684
RR 32 Ltd., 5.66%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	252,000
Saxon Asset Securities Trust, 2.49%, 08/25/35(c)	167	121,374
Sesac Finance LLC, 5.22%, 07/25/49(a)	104	103,040
Silver Point CLO 5 Ltd., 5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	250,876
SLM Private Education Loan Trust, 9.17%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	60	62,312
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	225	217,445
Security	Par (000)	Value
5.17%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	$95	$94,623
5.86%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	91	92,609
5.88%, 03/15/56(a)	100	101,057
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	79	79,334
5.02%, 03/17/53, (1-mo. CME Term SOFR + 0.714%)(a)(b)	115	114,238
1.29%, 07/15/53(a)	148	137,678
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	97	94,153
SoFi Professional Loan Program LLC, 2.37%, 11/16/48(a)	84	79,929
Soundview Home Loan Trust
5.45%, 11/25/35, (1-mo. CME Term SOFR + 1.134%)(b)	46	35,553
4.95%, 01/25/37, (1-mo. CME Term SOFR + 0.474%)(b)	149	138,949
STAR Trust, 6.75%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	350	351,409
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,483
Terwin Mortgage Trust, 5.45%, 06/25/36, (1-mo. CME Term SOFR + 1.134%)(b)	25	21,647
Voya CLO Ltd., 5.53%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	382	382,316
Whitebox CLO III Ltd., 5.57%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	250	250,427
Total Asset-Backed Securities — 11.6% (Cost: $17,753,735)		17,880,732
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD 139	138,830
Mortgage-Backed Securities — 12.4%
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD 10	10,802
A&D Mortgage Trust
5.70%, 11/25/69(a)	USD 96	96,635
6.52%, 11/25/69(a)(b)	USD 100	99,805
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD 148	147,949
Alternative Loan Trust
4.80%, 11/25/35, (1-mo. CME Term SOFR + 0.464%)(b)	USD 16	11,833
4.87%, 05/20/46, (1-mo. CME Term SOFR + 0.574%)(b)	USD 209	181,653
4.89%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	USD 101	84,657
4.93%, 07/25/46, (1-mo. CME Term SOFR + 0.614%)(b)	USD 198	168,434
5.07%, 11/20/35, (1-mo. CME Term SOFR + 0.774%)(b)	USD 3	2,489
5.50%, 07/25/35	USD 9	5,091
American Home Mortgage Investment Trust, 6.08%, 05/25/36, (1-mo. CME Term SOFR + 1.739%)(b)	USD 483	45,340
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(c)	USD 179	176,968
5.35%, 10/25/69(a)(c)	USD 49	48,331
5.69%, 01/25/70(a)(c)	USD 362	363,247
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust, 3.29%, 02/15/55(a)(b)	USD 170	$153,051
ARES Commercial Mortgage Trust, 6.00%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 293	294,099
ARES1, 5.75%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 80	80,200
Atrium Hotel Portfolio Trust, 9.52%, 11/10/29(a)(b)	USD 10	10,315
BAHA Trust
6.17%, 12/10/41(a)(b)	USD 210	213,611
7.07%, 12/10/41(a)(b)	USD 10	10,374
7.77%, 12/10/41(a)(b)	USD 14	14,571
BAMLL Trust, 6.66%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 20	20,025
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD 99	97,070
6.50%, 10/25/36(c)	USD 7	1,960
Banc of America Funding Trust, 5.75%, 01/25/37	USD 0	55
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD 90	86,010
Bank5, 5.30%, 10/15/57	USD 10	10,094
Bank5 Trust, 6.23%, 05/15/57	USD 23	23,938
Barclays Mortgage Loan Trust, 5.66%, 01/25/65(a)(c)	USD 250	249,999
Bear Stearns Asset Backed Securities I Trust
4.78%, 03/25/36, (1-mo. CME Term SOFR + 0.464%)(b)	USD 14	3,764
4.99%, 04/25/36, (1-mo. CME Term SOFR + 0.674%)(b)	USD 116	106,794
Bear Stearns Mortgage Funding Trust, 4.77%, 03/25/37, (1-mo. CME Term SOFR + 0.454%)(b)	USD 76	71,166
BFLD Commercial Mortgage Trust
5.80%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD 20	20,050
7.95%, 11/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD 13	13,084
BFLD Mortgage Trust, 6.20%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD 16	16,055
BHMS Mortgage Trust
5.85%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 100	99,938
6.10%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD 100	99,627
BMP, 7.70%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD 11	10,945
BMP Trust, 6.70%, 06/15/41, (1-mo. CME Term SOFR + 2.390%)(a)(b)	USD 100	100,063
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD 100	104,041
BRAVO Residential Funding Trust, 8.00%, 09/25/63(a)(b)	USD 100	101,241
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD 100	89,086
5.18%, 11/15/41(a)(b)	CAD 8	5,431
5.80%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD 100	100,438
5.85%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 197	198,080
5.95%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 126	127,024
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 100	$100,656
6.07%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD 107	107,938
7.00%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 92	92,273
7.18%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD 51	51,380
7.45%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD 100	100,625
8.23%, 10/15/41, (1-mo. CME Term SOFR + 3.927%)(a)(b)	USD 12	12,082
8.49%, 02/15/39, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 97	95,224
BX Trust
5.16%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD 150	149,531
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 200	199,750
5.31%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 150	149,906
5.32%, 10/15/36, (1-mo. CME Term SOFR + 1.013%)(a)(b)	USD 28	28,000
5.80%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 70	70,350
5.85%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 173	173,185
6.40%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD 10	10,025
6.45%, 07/15/29, (1-mo. CME Term SOFR + 2.140%)(a)(b)	USD 100	100,374
7.00%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 141	142,058
7.00%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 85	84,845
7.20%, 07/15/29, (1-mo. CME Term SOFR + 2.889%)(a)(b)	USD 20	20,063
7.65%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD 100	100,873
7.99%, 04/15/41, (1-mo. CME Term SOFR + 3.689%)(a)(b)	USD 85	84,221
8.24%, 07/15/29, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD 30	30,098
8.35%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	USD 10	9,439
8.75%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	USD 34	33,898
9.70%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	USD 16	15,901
CFK Trust, 2.79%, 03/15/39(a)	USD 100	90,771
CFMT LLC, 4.00%, 10/25/54(a)(c)	USD 138	133,863
Chase Mortgage Finance Trust
5.97%, 02/25/37(b)	USD 106	103,433
6.00%, 07/25/37	USD 121	52,919
CHL Mortgage Pass-Through Trust, 6.00%, 12/25/36	USD 7	3,252
CIM Trust
5.66%, 10/25/69(a)(c)	USD 150	149,999
6.44%, 10/25/69(a)(b)	USD 150	149,997
Citigroup Mortgage Loan Trust, 6.17%, 09/25/62(a)(c)	USD 80	80,263

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
COAST Commercial Mortgage Trust, 6.90%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD 210	$210,525
Commission Mortgage Trust
6.15%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD 41	40,872
6.90%, 06/15/41, (1-mo. CME Term SOFR + 2.590%)(a)(b)	USD 11	10,952
8.79%, 06/15/41, (1-mo. CME Term SOFR + 4.487%)(a)(b)	USD 14	14,071
CONE Trust
5.95%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 30	30,131
8.19%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD 45	44,944
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD 37	13,536
Cross Mortgage Trust
5.74%, 02/25/70(a)(b)	USD 460	459,389
6.48%, 02/25/70(a)(b)	USD 350	350,387
CSMC Trust
5.57%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 80	79,750
8.94%, 12/25/67(a)(b)	USD 89	89,430
CSTL Commercial Mortgage Trust, 4.92%, 11/10/41(a)(b)	USD 40	39,239
DBGS, 6.19%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD 138	138,647
DC Trust, 5.73%, 04/13/40(a)(b)	USD 10	10,076
Deephaven Residential Mortgage Trust, 5.74%, 07/25/69(a)(c)	USD 93	92,893
DK Trust
5.81%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD 20	20,038
8.31%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	USD 58	58,350
EFMT, 6.59%, 01/25/70(a)(b)	USD 350	351,331
Ellington Financial Mortgage Trust, 5.71%, 11/25/69(a)(c)	USD 142	142,149
ELM Trust
5.99%, 06/10/39(a)(b)	USD 11	11,131
5.99%, 06/10/39(a)(b)	USD 11	11,143
8.05%, 06/10/39(a)(b)	USD 29	29,296
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 71	71,091
Extended Stay America Trust, 6.67%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	USD 88	87,809
Fashion Show Mall LLC, 5.27%, 10/10/41(a)(b)	USD 19	19,262
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.45%, 11/25/32(b)	USD 14	13,198
First Horizon Alternative Mortgage Securities Trust, 5.09%, 01/25/37(b)	USD 115	90,696
Fontainebleau Miami Beach Mortgage Trust, 5.76%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD 230	230,791
FREMF Mortgage Trust, 4.24%, 08/25/50(a)(b)	USD 95	91,197
GCAT Trust
2.89%, 12/27/66(a)(b)	USD 174	159,537
3.93%, 02/25/67(a)(b)	USD 180	128,985
4.25%, 05/25/67(a)(b)	USD 91	84,343
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.25%, 04/16/65	USD 10	$7,831
3.25%, 09/16/63(b)	USD 5	4,361
GS Mortgage Securities Corp. Trust
5.37%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 153	152,283
6.40%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD 100	100,500
7.43%, 09/10/38(a)(b)	USD 10	10,079
7.72%, 08/10/41(a)(b)	USD 43	42,364
GSMPS Mortgage Loan Trust, 4.83%, 06/25/34, (1-mo. CME Term SOFR + 0.514%)(a)(b)	USD 314	278,529
GWT, 6.00%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 100	100,500
HIH Trust
6.15%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD 10	10,056
7.15%, 10/15/41, (1-mo. CME Term SOFR + 2.841%)(a)(b)	USD 100	100,375
7.95%, 10/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD 10	10,038
HILT Commercial Mortgage Trust, 5.85%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 100	100,094
HLTN Commercial Mortgage Trust, 5.95%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 113	113,459
HOMES Trust, 6.39%, 01/25/60(a)(b)	USD 200	199,999
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	USD 310	297,952
HONO Mortgage Trust, 5.57%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 227	224,293
HTL Commercial Mortgage Trust, 8.20%, 05/10/39(a)(b)	USD 100	102,600
Impac Secured Assets Trust, 4.77%, 11/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD 27	24,243
INV Mortgage Trust, 6.05%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD 168	168,525
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD 130	132,357
JP Morgan Alternative Loan Trust, 5.07%, 03/25/36(b)	USD 220	164,532
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 130	125,483
5.17%, 11/09/39(a)(b)	USD 50	49,862
6.48%, 11/09/39(a)(b)	USD 10	9,930
7.12%, 04/15/38, (1-mo. CME Term SOFR + 2.814%)(a)(b)	USD 90	90,056
7.25%, 11/09/39(a)(b)	USD 39	38,721
8.22%, 11/09/39(a)(b)	USD 34	33,769
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	USD 300	51,391
JW Commercial Mortgage Trust
5.93%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD 113	113,176
7.50%, 06/15/39, (1-mo. CME Term SOFR + 3.189%)(a)(b)	USD 10	10,061
JW Trust, 5.90%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD 200	200,312
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, 5.85%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 30	$30,084
LBA Trust
5.75%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 20	20,050
5.90%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD 170	170,053
6.95%, 10/15/41, (1-mo. CME Term SOFR + 2.641%)(a)(b)	USD 23	23,058
8.74%, 06/15/39, (1-mo. CME Term SOFR + 4.437%)(a)(b)	USD 10	9,989
LEX Mortgage Trust, 4.87%, 10/13/33(a)(b)	USD 289	286,069
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD 242	171,458
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD 71	1,126
5.92%, 06/12/39(a)	USD 25	25,292
7.40%, 06/12/39(a)	USD 30	30,532
7.41%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD 81	81,098
8.73%, 06/12/39(a)	USD 26	26,317
MFA Trust, 7.09%, 02/25/29(a)(c)	USD 120	120,783
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD 89	85,762
5.85%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 100	98,808
Morgan Stanley Residential Mortgage Loan Trust
5.74%, 11/25/69(a)(b)	USD 100	99,999
6.50%, 11/25/69(a)(b)	USD 100	99,999
MTK Mortgage Trust, 6.17%, 12/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 170	169,474
MTN Commercial Mortgage Trust, 5.71%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD 100	100,000
New Residential Mortgage Loan Trust, 5.64%, 01/25/65(a)(c)	USD 152	151,998
NYC Trust, 7.15%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD 110	110,412
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD 98	97,698
One New York Plaza Trust, 5.37%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 40	38,700
OPEN Trust, 7.40%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD 43	42,792
PGA Trust, 6.20%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 11	11,028
PRET LLC
7.02%, 02/25/54(a)(c)	USD 101	101,296
7.14%, 01/25/54(a)(c)	USD 115	114,691
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD 118	115,052
Rain City Mortgage Trust, 6.53%, 11/25/29(a)(b)	USD 100	99,831
RALI Series Trust, 4.79%, 12/25/36, (1-mo. CME Term SOFR + 0.474%)(b)	USD 197	169,639
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD 100	96,307
RFMSI Trust, 5.69%, 11/25/36(b)	USD 1	1,023
ROCK Trust, 5.39%, 11/13/41(a)	USD 114	114,550
SAIF Securitization Trust, 5.97%, 07/25/54(a)(c)	USD 89	89,124
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD 126	126,995
7.76%, 04/25/30(a)(c)	USD 100	101,008
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SCG Mortgage Trust, 6.05%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 142	$142,355
SELF Commercial Mortgage Trust
5.85%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 140	140,311
8.49%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 100	100,153
SHR Trust, 6.26%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD 100	100,406
SLG Office Trust, 2.59%, 07/15/41(a)	USD 425	360,443
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD 100	96,354
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(c)	USD 100	99,564
TRK Trust, 4.10%, 11/25/56(a)(b)	USD 137	107,641
TTAN
5.77%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 138	138,341
6.82%, 03/15/38, (1-mo. CME Term SOFR + 2.514%)(a)(b)	USD 77	76,904
7.32%, 03/15/38, (1-mo. CME Term SOFR + 3.014%)(a)(b)	USD 98	97,730
VEGAS
6.22%, 07/10/36(a)(b)	USD 100	92,529
6.22%, 07/10/36(a)(b)	USD 40	38,709
VEGAS Trust, 5.52%, 11/10/39(a)	USD 20	20,136
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD 145	128,067
6.55%, 01/25/54(a)(b)	USD 84	84,348
Verus Securitization Trust
4.77%, 04/25/67(a)(b)	USD 100	88,128
6.50%, 09/25/69(a)(b)	USD 100	99,275
Visio Trust, 5.92%, 08/25/57(a)(b)	USD 100	87,022
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD 100	92,426
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.77%, 12/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD 225	179,690
5.47%, 12/25/46, (12-mo. MTA + 0.720%)(b)	USD 126	99,206
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)	USD 153	1,444
2.50%, 09/15/31(a)(b)	USD 130	125,099
3.75%, 03/15/59	USD 150	147,367
5.92%, 11/15/57(b)	USD 10	10,334
6.10%, 01/15/58	USD 10	10,412
6.22%, 07/15/43(a)	USD 19	19,228
6.43%, 07/15/43(a)	USD 12	11,896
7.08%, 07/15/43(a)	USD 17	16,874
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD 80	78,892
		19,118,924
Total Collateralized Mortgage Obligations — 12.5% (Cost: $19,197,496)		19,257,754
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	$27	26,301

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	$25	$23,405
		49,706
Aerospace & Defense — 0.4%
Bombardier Inc., 7.25%, 07/01/31(a)	16	16,521
L3Harris Technologies Inc.
1.80%, 01/15/31	7	5,809
4.85%, 04/27/35	22	20,959
5.25%, 06/01/31	65	65,361
5.35%, 06/01/34	59	58,856
5.40%, 07/31/33	15	15,017
Lockheed Martin Corp., 4.50%, 02/15/29	2	1,982
Northrop Grumman Corp.
4.03%, 10/15/47	119	93,866
5.20%, 06/01/54	47	43,467
5.25%, 05/01/50	22	20,603
RTX Corp.
2.82%, 09/01/51	92	55,860
6.70%, 08/01/28	179	190,650
TransDigm Inc.
4.63%, 01/15/29	23	21,770
6.63%, 03/01/32(a)	25	25,427
		636,148
Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41	168	121,856
3.70%, 02/04/51	91	62,083
3.88%, 09/16/46	16	11,665
4.25%, 08/09/42	45	35,967
5.95%, 02/14/49	22	21,455
6.20%, 02/14/59	28	27,527
BAT Capital Corp.
4.54%, 08/15/47	138	110,108
4.76%, 09/06/49	74	60,484
5.65%, 03/16/52	157	144,880
7.08%, 08/02/43	32	34,757
7.08%, 08/02/53	249	274,704
Reynolds American Inc.
5.85%, 08/15/45	169	160,736
7.00%, 08/04/41	17	17,846
		1,084,068
Airlines — 0.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	23	22,944
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)	128	125,800
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	24	24,577
United Airlines Inc., 4.63%, 04/15/29(a)	22	21,120
United Airlines Pass-Through Trust, Series 24-A, 5.88%, 08/15/38	45	45,525
		239,966
Apparel — 0.0%
Hanesbrands Inc., 9.00%, 02/15/31(a)	23	24,576
Auto Manufacturers — 0.2%
General Motors Financial Co. Inc.
5.40%, 04/06/26	200	201,285
5.45%, 09/06/34(d)	57	55,117
5.95%, 04/04/34	75	75,215
Security	Par (000)	Value
Auto Manufacturers (continued)
6.10%, 01/07/34	$22	$22,289
		353,906
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing Inc., 5.00%, 10/01/29(d)	26	23,852
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	12	11,195
Tenneco Inc., 8.00%, 11/17/28(a)	25	23,864
		58,911
Banks — 5.8%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(b)	31	31,537
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	35	29,698
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	96	59,492
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	101	87,347
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	71	45,303
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	14	13,443
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	24	23,295
4.88%, 04/01/44	24	22,088
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	200	200,620
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	33	33,079
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	56	56,310
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	41	34,479
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	48	46,316
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	149	134,464
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	85	82,900
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	151	150,293
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(b)	157	155,928
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	10	11,164
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	102	96,808
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	35	33,331
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	229	190,943
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	39	32,876
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	45	38,635
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	115	97,853
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	271	235,242
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	21	15,429
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	4	3,418
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	79	78,300
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	137	131,621
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	387	380,762
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	10	9,992
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	77	74,905
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	21	21,458
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	10	9,954
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	133	111,131
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	84	70,387
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	6	5,308
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	118	100,371
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	$260	$225,016
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	86	74,781
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	39	25,880
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	11	7,603
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	28	21,762
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	7	5,514
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	575	570,441
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	79	76,039
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	258	253,457
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	29	27,980
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	721	720,294
5.14%, 01/24/31, (1-day SOFR + 0.900%)(b)	70	70,279
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	141	139,836
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	141	142,817
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	11	11,065
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	856	869,935
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	100	102,117
KeyBank NA, 5.00%, 01/26/33	250	241,277
M&T Bank Corp., 5.39%, 01/16/36, (1-day SOFR + 1.610%)(b)	114	111,149
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	144	118,624
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	96	79,159
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	36	30,110
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	217	183,459
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	121	108,160
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	151	130,176
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	282	273,218
4.65%, 10/18/30, (1-day SOFR +1.100%)(b)	107	105,077
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	176	175,720
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	113	111,652
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	72	73,091
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	478	488,062
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	110	114,024
Wells Fargo & Co.
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	114	96,013
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	31	31,185
5.21%, 12/03/35, (1-day SOFR + 1.380%)(b)	79	77,285
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	75	75,381
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	39	39,123
		8,963,241
Beverages — 0.0%
Coca-Cola Co. (The), 2.50%, 03/15/51	34	20,048
Biotechnology — 0.5%
Amgen Inc.
3.00%, 01/15/52	101	63,946
4.05%, 08/18/29	162	156,456
4.40%, 02/22/62	20	15,560
4.88%, 03/01/53	18	15,581
5.25%, 03/02/30	120	121,548
5.75%, 03/02/63	229	220,931
Gilead Sciences Inc.
1.65%, 10/01/30	40	33,596
4.50%, 02/01/45	37	31,876
4.75%, 03/01/46	18	15,934
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41	$13	$13,072
		688,500
Building Materials — 0.0%
Builders FirstSource Inc., 5.00%, 03/01/30(a)	17	16,279
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	12	11,675
		27,954
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28(a)	23	21,821
Ecolab Inc., 2.13%, 08/15/50	17	9,182
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	25	23,440
Olin Corp., 5.00%, 02/01/30	27	25,458
		79,901
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	24	24,607
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28(a)	12	11,366
Brink's Co. (The), 4.63%, 10/15/27(a)	11	10,740
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	22	23,185
Global Payments Inc., 5.95%, 08/15/52	16	15,491
		85,389
Computers — 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/51	12	8,061
8.10%, 07/15/36	22	26,061
Gartner Inc.
3.63%, 06/15/29(a)	218	204,081
4.50%, 07/01/28(a)	253	247,011
Hewlett Packard Enterprise Co.
5.25%, 07/01/28	8	8,110
6.35%, 10/15/45	21	21,913
NCR Voyix Corp., 5.00%, 10/01/28(a)	17	16,384
		531,621
Diversified Financial Services — 0.6%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	125	125,688
Capital One Financial Corp., 6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	25	25,109
Citadel LP, 6.00%, 01/23/30(a)	20	20,215
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)	27	25,506
Navient Corp., 5.50%, 03/15/29	22	21,089
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)	15	14,984
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	28	26,713
Synchrony Financial
2.88%, 10/28/31	158	132,826
3.95%, 12/01/27	23	22,287
5.15%, 03/19/29	79	78,229
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)(d)	145	146,896
7.25%, 02/02/33	241	252,187
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	25	24,238
		915,967
Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51	9	6,020

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 05/15/32	$10	$9,585
5.40%, 06/01/33	53	52,636
Series G, 4.15%, 05/01/49	22	16,644
Series H, 3.45%, 01/15/50	22	14,785
AEP Transmission Co. LLC
3.15%, 09/15/49	53	34,884
3.75%, 12/01/47	21	15,638
Series M, 3.65%, 04/01/50	16	11,559
Alabama Power Co.
3.75%, 03/01/45	51	39,199
3.85%, 12/01/42	9	7,168
5.50%, 03/15/41	15	14,599
Baltimore Gas & Electric Co.
3.20%, 09/15/49	19	12,505
3.75%, 08/15/47	17	12,638
Calpine Corp., 4.63%, 02/01/29(a)	23	21,952
Dominion Energy Inc.
6.63%, 05/15/55, (5-year CMT + 2.207%)(b)	50	50,492
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	60	63,462
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	8	8,566
Duke Energy Carolinas LLC
3.20%, 08/15/49	49	32,695
3.45%, 04/15/51	34	23,338
3.55%, 03/15/52	29	20,370
3.70%, 12/01/47	27	20,072
5.35%, 01/15/53	2	1,893
5.40%, 01/15/54	28	26,668
Duke Energy Corp.
3.95%, 08/15/47	26	19,462
5.00%, 08/15/52	21	18,189
5.80%, 06/15/54	58	56,180
Duke Energy Florida LLC
3.00%, 12/15/51	85	53,285
5.95%, 11/15/52	10	10,144
6.20%, 11/15/53	6	6,285
Duke Energy Ohio Inc., 5.55%, 03/15/54	6	5,762
Duke Energy Progress LLC
2.50%, 08/15/50	73	41,908
3.60%, 09/15/47	26	18,823
4.00%, 04/01/52	9	6,868
5.35%, 03/15/53	61	57,318
Edison International
4.13%, 03/15/28	3	2,786
5.45%, 06/15/29(d)	6	5,673
FirstEnergy Corp.
Series B, 3.90%, 07/15/27	194	189,511
Series C, 3.40%, 03/01/50	243	162,809
Series C, 4.85%, 07/15/47	25	21,253
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	139	116,471
5.00%, 01/15/35	184	177,627
Florida Power & Light Co.
2.88%, 12/04/51	43	26,757
3.15%, 10/01/49	43	28,761
3.99%, 03/01/49	64	49,950
Georgia Power Co.
4.70%, 05/15/32	58	56,410
4.95%, 05/17/33	107	104,673
5.13%, 05/15/52	2	1,844
Security	Par (000)	Value
Electric (continued)
Series A, 3.25%, 03/15/51	$74	$49,674
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	37	35,939
MidAmerican Energy Co.
3.15%, 04/15/50	41	27,420
3.65%, 08/01/48	8	5,884
Northern States Power Co./MN, 3.20%, 04/01/52	10	6,597
NRG Energy Inc.
3.63%, 02/15/31(a)	24	21,145
4.45%, 06/15/29(a)	52	49,934
6.00%, 02/01/33(a)	27	26,380
6.25%, 11/01/34(a)	119	117,256
7.00%, 03/15/33(a)	254	273,072
Ohio Power Co.
4.00%, 06/01/49	21	15,754
4.15%, 04/01/48	10	7,733
Series Q, 1.63%, 01/15/31	47	38,554
Series R, 2.90%, 10/01/51	40	24,040
Pacific Gas and Electric Co.
4.95%, 07/01/50	67	55,155
5.25%, 03/01/52	38	32,375
5.80%, 05/15/34	40	39,687
5.90%, 10/01/54	27	25,116
6.75%, 01/15/53	271	280,257
PECO Energy Co.
3.05%, 03/15/51	68	43,758
4.60%, 05/15/52	9	7,690
5.25%, 09/15/54	11	10,288
PG&E Corp.
5.25%, 07/01/30	313	294,358
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	148	143,797
San Diego Gas & Electric Co.
5.35%, 04/01/53	7	6,498
Series RRR, 3.75%, 06/01/47	15	11,081
Southern California Edison Co.
2.25%, 06/01/30	26	22,279
5.63%, 02/01/36	50	48,344
5.65%, 10/01/28	57	57,527
Series 06-E, 5.55%, 01/15/37	33	31,500
Southern Co. (The)
4.25%, 07/01/36	69	61,837
4.85%, 03/15/35	70	66,515
Virginia Electric & Power Co.
2.45%, 12/15/50	56	31,242
5.55%, 08/15/54	15	14,335
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	16	15,773
5.05%, 12/30/26(a)	100	100,088
5.70%, 12/30/34(a)	195	192,546
6.00%, 04/15/34(a)	146	147,463
6.95%, 10/15/33(a)	72	77,279
		4,272,287
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)	18	16,829
Electronics — 0.0%
Honeywell International Inc.
2.80%, 06/01/50	45	28,379
5.35%, 03/01/64	7	6,570
Sensata Technologies Inc., 4.38%, 02/15/30(a)	25	23,151
		58,100
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.0%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	$38	$39,157
Entertainment — 0.1%
Caesars Entertainment Inc.
4.63%, 10/15/29(a)	11	10,385
8.13%, 07/01/27(a)	7	7,074
Churchill Downs Inc., 6.75%, 05/01/31(a)	24	24,408
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	25	23,861
4.75%, 10/15/27(a)	12	11,762
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	23	17,106
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	16	15,507
		110,103
Environmental Control — 0.0%
Reworld Holding Corp., 4.88%, 12/01/29(a)	23	21,419
Food — 0.0%
Pilgrim's Pride Corp., 4.25%, 04/15/31	18	16,707
Post Holdings Inc., 4.63%, 04/15/30(a)	6	5,581
		22,288
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	6	5,950
NiSource Inc.
5.35%, 04/01/34	34	33,764
5.40%, 06/30/33	9	8,964
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	24	20,603
		69,281
Health Care - Products — 0.1%
Agilent Technologies Inc., 2.30%, 03/12/31	17	14,545
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	19	19,892
Hologic Inc., 3.25%, 02/15/29(a)	12	11,031
Medline Borrower LP, 3.88%, 04/01/29(a)	27	25,194
Solventum Corp., 6.00%, 05/15/64	68	66,104
		136,766
Health Care - Services — 0.7%
Charles River Laboratories International Inc., 3.75%, 03/15/29(a)	6	5,540
CHS/Community Health Systems Inc., 5.63%, 03/15/27(a)	22	21,361
Elevance Health Inc.
3.13%, 05/15/50	15	9,617
3.60%, 03/15/51	48	33,405
5.13%, 02/15/53	27	23,947
5.65%, 06/15/54	19	18,159
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(d)	24	24,094
HCA Inc.
3.50%, 07/15/51	128	83,940
4.63%, 03/15/52	77	60,919
5.45%, 04/01/31	503	505,464
5.95%, 09/15/54	60	57,414
Molina Healthcare Inc., 4.38%, 06/15/28(a)	16	15,380
Tenet Healthcare Corp., 4.63%, 06/15/28	16	15,466
UnitedHealth Group Inc.
3.13%, 05/15/60	81	48,229
3.88%, 08/15/59	77	54,515
4.20%, 01/15/47	10	8,094
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 06/15/48	$9	$7,249
5.05%, 04/15/53	9	8,068
5.88%, 02/15/53	55	55,175
		1,056,036
Holding Companies - Diversified — 0.6%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)	131	135,424
Ares Strategic Income Fund, 5.70%, 03/15/28(a)	234	234,244
Blackstone Private Credit Fund, 5.60%, 11/22/29(a)	71	70,187
Blue Owl Capital Corp., 5.95%, 03/15/29	184	185,139
Blue Owl Credit Income Corp., 6.65%, 03/15/31	23	23,556
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)	105	105,373
HPS Corporate Lending Fund, 5.45%, 01/14/28(a)	35	34,897
Sixth Street Lending Partners, 6.13%, 07/15/30(a)	83	83,476
		872,296
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)	12	10,978
DR Horton Inc., 5.00%, 10/15/34	101	97,767
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	15	15,031
		123,776
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29	25	25,645
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	25	22,322
		47,967
Insurance — 0.1%
American International Group Inc., 4.38%, 06/30/50	19	15,664
Arthur J Gallagher & Co., 3.05%, 03/09/52	45	27,920
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	39	24,123
4.90%, 03/15/49	2	1,790
5.40%, 03/15/55	12	11,411
5.45%, 03/15/54	22	21,089
		101,997
Internet — 0.2%
Amazon.com Inc.
2.50%, 06/03/50	51	30,440
4.10%, 04/13/62	93	73,086
4.25%, 08/22/57	13	10,618
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	26	25,021
Meta Platforms Inc.
4.65%, 08/15/62	106	89,545
5.55%, 08/15/64	86	83,533
5.75%, 05/15/63	46	46,193
		358,436
INVESTMENT COMPANIES — 0.0%
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	25	24,794
Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 6.75%, 04/15/30(a)	23	22,893
Mineral Resources Ltd.
8.00%, 11/01/27(a)	16	16,396
9.25%, 10/01/28(a)	23	24,326
		63,615

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 0.0%
NCL Corp. Ltd., 5.88%, 02/15/27(a)	$24	$24,110
Viking Cruises Ltd., 7.00%, 02/15/29(a)	24	24,230
		48,340
Lodging — 0.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	23	21,458
Hilton Domestic Operating Co. Inc., 3.63%, 02/15/32(a)	25	21,982
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	18	16,335
MGM Resorts International, 4.75%, 10/15/28	16	15,526
Station Casinos LLC, 4.50%, 02/15/28(a)	25	23,957
		99,258
Machinery — 0.0%
Caterpillar Inc., 3.25%, 09/19/49	42	29,413
CNH Industrial Capital LLC, 4.50%, 10/08/27	30	29,767
		59,180
Media — 0.6%
AMC Networks Inc., 4.25%, 02/15/29	27	21,387
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	35	31,050
5.00%, 02/01/28(a)	17	16,548
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	111	69,554
3.85%, 04/01/61	38	22,959
3.90%, 06/01/52	70	44,992
3.95%, 06/30/62	6	3,676
4.40%, 12/01/61	116	77,673
4.80%, 03/01/50	19	14,304
5.25%, 04/01/53(d)	75	60,510
5.38%, 05/01/47	22	18,078
5.50%, 04/01/63	70	56,026
5.75%, 04/01/48	13	11,249
Comcast Corp.
2.65%, 08/15/62	52	26,982
2.94%, 11/01/56	44	25,517
2.99%, 11/01/63	37	20,720
5.50%, 05/15/64	2	1,841
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	30	29,709
Nexstar Media Inc., 4.75%, 11/01/28(a)	26	24,516
Paramount Global
2.90%, 01/15/27	64	61,406
3.38%, 02/15/28	109	103,361
3.70%, 10/04/26	24	23,261
4.60%, 01/15/45	5	3,747
4.90%, 08/15/44	5	3,859
5.25%, 04/01/44	7	5,639
5.85%, 09/01/43	63	55,461
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)	8	7,798
Sirius XM Radio Inc., 4.00%, 07/15/28(a)	26	24,313
TEGNA Inc., 4.63%, 03/15/28	26	24,903
Univision Communications Inc., 7.38%, 06/30/30(a)	25	24,667
		915,706
Mining — 0.3%
Anglo American Capital PLC, 5.50%, 05/02/33(a)	230	228,834
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	16	15,595
Security	Par (000)	Value
Mining (continued)
Glencore Funding LLC, 2.85%, 04/27/31(a)	$185	$161,202
		405,631
Oil & Gas — 2.7%
Antero Resources Corp., 5.38%, 03/01/30(a)(d)	286	279,881
APA Corp., 5.25%, 02/01/42(a)	8	6,757
Chevron Corp., 3.08%, 05/11/50	50	33,117
Chevron USA Inc., 2.34%, 08/12/50	42	23,797
Civitas Resources Inc., 8.38%, 07/01/28(a)	22	23,009
Comstock Resources Inc. 6.75%, 03/01/29(a)	40	39,267
ConocoPhillips Co.
3.80%, 03/15/52	8	5,817
4.03%, 03/15/62	45	32,433
5.50%, 01/15/55	5	4,730
5.55%, 03/15/54	13	12,400
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	23	24,096
Devon Energy Corp., 5.25%, 10/15/27	579	579,803
Diamondback Energy Inc.
3.13%, 03/24/31	387	345,563
3.25%, 12/01/26	289	281,693
3.50%, 12/01/29	226	211,027
4.25%, 03/15/52	214	161,201
4.40%, 03/24/51	36	27,991
5.20%, 04/18/27	84	84,839
5.75%, 04/18/54	90	84,503
5.90%, 04/18/64	315	295,755
6.25%, 03/15/53	12	11,998
EQT Corp.
3.13%, 05/15/26(a)	22	21,496
3.63%, 05/15/31(a)	393	353,616
3.90%, 10/01/27	197	191,808
5.00%, 01/15/29	147	146,091
5.70%, 04/01/28	75	76,359
5.75%, 02/01/34	159	159,073
7.00%, 02/01/30	138	147,370
Expand Energy Corp.
4.75%, 02/01/32	20	18,659
5.38%, 03/15/30	16	15,711
5.70%, 01/15/35	162	159,760
Exxon Mobil Corp.
4.11%, 03/01/46	9	7,305
4.23%, 03/19/40	2	1,748
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	16	15,158
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	25	26,215
Ovintiv Inc., 7.10%, 07/15/53	28	29,956
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	20	20,466
Petroleos Mexicanos, 7.50%, 03/20/26	200	200,500
SM Energy Co., 6.63%, 01/15/27	15	14,989
Vital Energy Inc., 9.75%, 10/15/30	25	26,570
		4,202,527
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	11	11,054
Packaging & Containers — 0.0%
Ball Corp., 2.88%, 08/15/30	6	5,197
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	25	25,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(d)	$24	$23,394
		54,065
Pharmaceuticals — 0.2%
AbbVie Inc.
4.30%, 05/14/36	25	22,896
5.50%, 03/15/64	125	120,116
Bristol-Myers Squibb Co., 5.65%, 02/22/64	24	23,161
CVS Health Corp., 5.13%, 07/20/45	88	75,432
Pfizer Inc., 2.70%, 05/28/50	95	58,657
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	17	16,525
		316,787
Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	6	5,866
Cameron LNG LLC
3.30%, 01/15/35(a)	86	71,167
3.40%, 01/15/38(a)	134	110,775
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	157	124,871
3.70%, 11/15/29	78	73,347
5.13%, 06/30/27	68	68,379
Cheniere Energy Inc., 5.65%, 04/15/34	219	218,929
Cheniere Energy Partners LP
3.25%, 01/31/32	98	85,022
4.00%, 03/01/31	183	169,402
5.75%, 08/15/34	113	113,229
5.95%, 06/30/33	45	45,982
DT Midstream Inc., 4.13%, 06/15/29(a)	17	16,072
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	6	5,689
6.20%, 01/15/55	15	15,389
Energy Transfer LP
4.95%, 06/15/28	103	103,076
5.00%, 05/15/50	16	13,593
5.30%, 04/15/47	7	6,191
5.95%, 05/15/54	115	110,646
6.05%, 09/01/54	94	91,600
6.25%, 04/15/49	19	19,026
7.38%, 02/01/31(a)	137	143,555
EnLink Midstream LLC
5.65%, 09/01/34	6	5,975
6.50%, 09/01/30(a)	5	5,261
EQM Midstream Partners LP
4.50%, 01/15/29(a)	129	124,357
4.75%, 01/15/31(a)	101	96,161
5.50%, 07/15/28	265	262,168
6.38%, 04/01/29(a)	17	17,283
6.50%, 07/01/27(a)	105	107,159
7.50%, 06/01/27(a)	45	46,129
7.50%, 06/01/30(a)	23	24,775
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	22	22,008
Kinder Morgan Inc.
5.55%, 06/01/45	13	12,109
5.95%, 08/01/54	55	53,474
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	23	23,660
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	$6	$5,752
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	221	214,431
5.00%, 03/15/27	212	212,659
5.63%, 03/01/25	48	48,019
5.88%, 06/30/26	69	69,642
5.90%, 09/15/37	75	75,994
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27(a)	12	11,956
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27(a)	16	15,925
7.38%, 02/15/29(a)	25	25,447
Targa Resources Corp., 5.50%, 02/15/35	110	108,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	125	113,871
4.88%, 02/01/31	91	88,180
5.50%, 03/01/30	18	18,038
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	17	15,726
Venture Global LNG Inc., 8.13%, 06/01/28(a)	23	24,036
		3,460,496
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	25	24,284
Real Estate Investment Trusts — 2.0%
American Tower Corp.
2.10%, 06/15/30	15	12,880
2.30%, 09/15/31	83	69,440
2.70%, 04/15/31	12	10,425
5.45%, 02/15/34	170	170,291
5.90%, 11/15/33	6	6,192
Crown Castle Inc.
2.10%, 04/01/31	37	30,887
2.25%, 01/15/31	156	131,961
2.50%, 07/15/31	21	17,782
3.30%, 07/01/30	36	32,790
Equinix Inc.
2.50%, 05/15/31	137	117,544
3.90%, 04/15/32	58	53,540
Extra Space Storage LP
2.35%, 03/15/32	150	123,339
5.90%, 01/15/31	56	57,935
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	277	237,772
4.00%, 01/15/30	80	74,879
5.30%, 01/15/29	70	69,626
5.75%, 06/01/28	134	135,580
6.25%, 09/15/54	166	164,258
Iron Mountain Inc., 4.50%, 02/15/31(a)	17	15,643
NNN REIT Inc.
3.00%, 04/15/52	39	23,636
3.10%, 04/15/50	12	7,573
3.50%, 04/15/51	45	30,638
Service Properties Trust
4.75%, 10/01/26	16	15,467
5.50%, 12/15/27	17	16,363
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	25	25,825

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28	$100	$99,264
4.95%, 02/15/30	119	116,982
5.13%, 11/15/31	156	152,409
5.13%, 05/15/32	225	218,747
6.13%, 04/01/54	84	83,123
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	53	50,061
4.13%, 08/15/30(a)	173	160,588
4.25%, 12/01/26(a)	309	304,109
4.50%, 01/15/28(a)	31	30,384
4.63%, 12/01/29(a)	163	156,585
		3,024,518
Retail — 0.2%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29(a)	25	23,089
Bath & Body Works Inc., 6.63%, 10/01/30(a)	17	17,309
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(a)	24	22,656
FirstCash Inc., 5.63%, 01/01/30(a)	17	16,639
Home Depot Inc. (The)
2.75%, 09/15/51	64	39,061
3.50%, 09/15/56	7	4,856
5.40%, 06/25/64	50	47,824
Lowe's Companies Inc.
3.00%, 10/15/50	43	26,784
4.25%, 09/15/44	20	15,972
4.38%, 09/15/45	36	29,675
4.55%, 04/05/49	12	9,962
5.80%, 09/15/62	50	48,567
Macy's Retail Holdings LLC, 5.88%, 04/01/29(a)	6	5,878
Nordstrom Inc., 4.25%, 08/01/31	25	22,048
Yum! Brands Inc., 4.75%, 01/15/30(a)	29	27,841
		358,161
Semiconductors — 0.4%
Broadcom Inc.
3.14%, 11/15/35(a)	109	88,594
3.47%, 04/15/34(a)	83	71,722
4.30%, 11/15/32	107	100,673
4.80%, 10/15/34	37	35,428
4.93%, 05/15/37(a)	8	7,562
5.15%, 11/15/31	60	60,155
5.20%, 04/15/32	50	49,987
Entegris Inc., 4.38%, 04/15/28(a)	12	11,561
Intel Corp.
3.05%, 08/12/51	15	8,551
3.20%, 08/12/61	37	20,334
5.05%, 08/05/62	8	6,263
5.70%, 02/10/53	16	14,246
KLA Corp., 5.00%, 03/15/49	17	15,448
Lam Research Corp., 3.13%, 06/15/60	9	5,528
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	30	25,632
5.00%, 01/15/33	22	21,485
Texas Instruments Inc.
2.70%, 09/15/51	7	4,220
4.10%, 08/16/52	32	25,314
		572,703
Security	Par (000)	Value
Software — 0.6%
AppLovin Corp.
5.38%, 12/01/31	$229	$229,943
5.95%, 12/01/54	127	124,690
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	25	23,745
Cloud Software Group Inc., 6.50%, 03/31/29(a)	59	57,996
Open Text Corp., 3.88%, 02/15/28(a)	25	23,740
Oracle Corp.
3.60%, 04/01/50	122	84,685
3.95%, 03/25/51	92	67,769
4.38%, 05/15/55	55	42,761
4.50%, 07/08/44	14	11,742
5.50%, 09/27/64	55	49,753
6.00%, 08/03/55	48	47,847
6.13%, 08/03/65	162	161,486
		926,157
Telecommunications — 0.8%
AT&T Inc.
3.50%, 09/15/53	119	80,363
3.65%, 09/15/59	319	212,767
3.80%, 12/01/57	25	17,335
4.50%, 03/09/48	23	19,000
5.45%, 03/01/47	36	34,018
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	29	28,703
5.88%, 10/15/27(a)	23	23,007
Juniper Networks Inc., 5.95%, 03/15/41	5	4,913
Level 3 Financing Inc.
10.50%, 04/15/29(a)	20	22,403
11.00%, 11/15/29(a)	25	28,342
Motorola Solutions Inc.
2.75%, 05/24/31	9	7,833
5.60%, 06/01/32	18	18,409
Rogers Communications Inc., 5.30%, 02/15/34	191	185,262
T-Mobile USA Inc.
3.88%, 04/15/30	196	185,271
5.75%, 01/15/34	30	30,817
5.80%, 09/15/62	100	97,395
Verizon Communications Inc.
1.68%, 10/30/30	17	14,164
2.36%, 03/15/32	92	76,533
2.55%, 03/21/31	85	73,699
4.27%, 01/15/36	20	18,032
		1,178,266
Transportation — 0.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	46	28,682
3.05%, 02/15/51	25	16,339
3.30%, 09/15/51	10	6,869
4.05%, 06/15/48	9	7,191
5.20%, 04/15/54	20	18,876
5.50%, 03/15/55	41	40,238
CSX Corp.
3.80%, 04/15/50	9	6,806
3.95%, 05/01/50	58	45,009
4.90%, 03/15/55	2	1,792
Norfolk Southern Corp.
3.05%, 05/15/50	11	7,132
3.16%, 05/15/55	108	68,661
4.05%, 08/15/52	13	10,014
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.35%, 08/01/54	$9	$8,537
Union Pacific Corp.
2.97%, 09/16/62	79	45,645
3.55%, 05/20/61	10	6,740
3.84%, 03/20/60	20	14,359
4.38%, 11/15/65	10	7,660
		340,550
Total Corporate Bonds & Notes — 24.2% (Cost: $37,348,464)		37,152,732
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(e)	EUR 346	337,532
Brazil — 0.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/35	BRL 2	223,328
Series F, 10.00%, 01/01/29	BRL 0	74,356
		297,684
Free of Tax — 0.1%
European Union, 2.50%, 10/04/52(e)	EUR 170	148,133
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(e)	EUR 263	261,303
Indonesia — 0.2%
Indonesia Government International Bond, 2.85%, 02/14/30	USD 400	360,620
Mexico — 0.9%
Mexican Bonos
8.50%, 03/01/29	MXN 35	162,240
Series M, 7.75%, 11/23/34	MXN 54	225,086
Series M 20, 8.50%, 05/31/29	MXN 18	82,269
Mexico Government International Bond
2.66%, 05/24/31	USD 620	508,983
3.50%, 02/12/34	USD 200	159,600
6.35%, 02/09/35	USD 203	199,181
		1,337,359
Panama — 0.1%
Panama Government International Bond, 3.88%, 03/17/28	USD 200	187,142
Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51(d)	USD 106	71,550
Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	USD 400	378,840
Supranational — 0.6%
European Union, 3.00%, 03/04/53(e)	EUR 1,021	980,389
United Kingdom — 0.4%
United Kingdom Gilt, 4.38%, 07/31/54(e)	GBP 579	637,590
Security	Par (000)	Value
Uruguay — 0.2%
Uruguay Government International Bond
4.38%, 10/27/27	USD 186	$184,524
5.10%, 06/18/50	USD 78	71,331
		255,855
Total Foreign Government Obligations — 3.4% (Cost: $5,465,242)		5,253,997
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	$70	79,926
State of California GO, 4.60%, 04/01/38	140	131,276
State of California GO BAB, 7.55%, 04/01/39	35	41,028
University of California RB, Series AD, 4.86%, 12/31/99	23	19,414
		271,644
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	188	186,008
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	80	77,574
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	63	73,507
New York — 0.1%
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,036
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42(d)	10	10,236
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	27,720
Series 181, 4.96%, 08/01/46	50	47,278
		105,270
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	45	56,180
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	20,118
State of Texas GO BAB, 5.52%, 04/01/39	70	70,355
		90,473
Total Municipal Debt Obligations — 0.6% (Cost: $884,912)		860,656
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 43.5%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	141	135,670
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,558
Government National Mortgage Association
2.00%, 08/20/51	275	220,016
2.00%, 02/15/55(f)	1,489	1,192,363
2.50%, 11/20/51	194	161,929

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/20/52	$235	$197,041
2.50%, 05/20/52	132	110,162
2.50%, 02/20/55(f)	1,222	1,021,581
3.00%, 06/20/50	63	55,049
3.00%, 11/20/51	146	127,015
3.00%, 02/20/55(f)	1,054	917,171
3.50%, 03/20/44	122	111,062
3.50%, 03/20/47	38	34,301
3.50%, 02/15/55(f)	791	707,760
4.00%, 07/20/43	28	26,172
4.00%, 02/20/48	76	70,990
4.00%, 12/20/52	139	127,862
4.00%, 02/15/55(f)	443	407,906
4.50%, 01/20/41	26	25,678
4.50%, 09/20/48	61	58,492
4.50%, 02/20/55(f)	653	617,493
5.00%, 02/15/55(f)	877	852,197
5.50%, 02/20/55(f)	889	882,610
6.00%, 02/15/55(f)	604	609,096
6.50%, 02/15/55(f)	341	347,463
Uniform Mortgage-Backed Securities
1.50%, 02/15/40(f)	630	544,426
1.50%, 01/01/51	66	48,891
1.50%, 02/01/51	57	41,867
1.50%, 03/01/51	37	27,565
1.50%, 05/01/51	24	17,448
1.50%, 06/01/51	39	28,938
1.50%, 04/01/52	418	308,954
2.00%, 12/01/35	179	159,277
2.00%, 05/01/36	133	119,072
2.00%, 07/01/36	215	193,245
2.00%, 03/01/37	139	124,016
2.00%, 02/15/40(f)	930	826,527
2.00%, 03/01/41	63	52,408
2.00%, 01/01/42	156	130,058
2.00%, 02/01/42	156	129,992
2.00%, 09/01/50	725	569,571
2.00%, 11/01/50	490	385,450
2.00%, 01/01/51	818	642,493
2.00%, 05/01/51	855	670,115
2.00%, 10/01/51	672	526,057
2.00%, 02/01/52	324	252,858
2.00%, 03/01/52	1,719	1,342,231
2.00%, 05/01/52	547	432,508
2.00%, 02/15/55(f)	3,445	2,681,179
2.50%, 02/01/35	87	82,139
2.50%, 05/01/35	68	61,996
2.50%, 02/01/36	35	32,577
2.50%, 07/01/36	35	32,262
2.50%, 02/18/40(f)	345	313,977
2.50%, 05/01/51	72	58,927
2.50%, 10/01/51	47	38,545
2.50%, 11/01/51	841	694,437
2.50%, 12/01/51	100	82,090
2.50%, 01/01/52	849	699,511
2.50%, 03/01/52	598	494,120
2.50%, 04/01/52	508	415,603
2.50%, 05/01/52	1,080	887,365
2.50%, 06/01/52	149	121,343
2.50%, 02/13/55(f)	2,220	1,809,072
3.00%, 02/01/29	24	23,056
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/34	$25	$24,601
3.00%, 06/01/37	30	28,413
3.00%, 07/01/37	30	28,144
3.00%, 02/15/40(f)	216	201,423
3.00%, 09/01/46	279	244,766
3.00%, 11/01/50	212	184,436
3.00%, 12/01/50	349	303,075
3.00%, 12/01/51	288	249,796
3.00%, 01/01/52	285	244,783
3.00%, 05/01/52	928	793,061
3.00%, 02/13/55(f)	1,230	1,045,915
3.50%, 01/01/34	22	21,206
3.50%, 04/01/37	12	11,647
3.50%, 06/01/37	6	5,503
3.50%, 02/15/40(f)	71	67,227
3.50%, 02/01/45	119	107,432
3.50%, 09/01/46	24	21,158
3.50%, 02/01/47	57	51,231
3.50%, 04/01/47	9	8,190
3.50%, 05/01/47	10	9,019
3.50%, 08/01/47	18	15,573
3.50%, 09/01/47	24	21,264
3.50%, 10/01/47	66	59,166
3.50%, 03/01/48	10	8,652
3.50%, 01/01/50	228	204,462
3.50%, 03/01/50	513	457,752
3.50%, 02/01/51	36	32,640
3.50%, 08/01/52	43	38,956
3.50%, 02/15/55(f)	996	881,227
4.00%, 02/16/38(f)	69	66,291
4.00%, 10/01/47	176	162,277
4.00%, 12/01/48	97	89,799
4.00%, 03/01/50	513	475,395
4.00%, 11/01/50	83	76,988
4.00%, 04/01/53	13	12,419
4.00%, 02/13/55(f)	1,025	937,234
4.50%, 02/15/40(f)	207	202,687
4.50%, 07/01/48	122	117,014
4.50%, 12/01/48	152	144,704
4.50%, 09/01/49	59	56,869
4.50%, 10/01/50	120	114,788
4.50%, 10/01/52	365	344,244
4.50%, 02/01/53	37	34,627
4.50%, 01/01/54	2,424	2,283,022
4.50%, 02/15/55(f)	8,304	7,814,194
5.00%, 07/01/47	43	42,546
5.00%, 06/01/50	64	63,105
5.00%, 05/01/53	138	133,483
5.00%, 07/01/53	237	230,122
5.00%, 08/01/53	92	88,599
5.00%, 11/01/53	324	313,906
5.00%, 03/01/54	105	101,974
5.00%, 02/13/55(f)	1,296	1,251,403
5.50%, 06/01/53	288	284,859
5.50%, 07/01/53	379	376,508
5.50%, 08/01/53	222	219,461
5.50%, 10/01/53	73	72,023
5.50%, 05/01/54	24	24,363
5.50%, 08/01/54	498	492,242
5.50%, 11/01/54	123	121,307
5.50%, 12/01/54	117	117,069
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/15/55(f)	$6,732	$6,648,207
6.00%, 11/01/52	90	91,498
6.00%, 12/01/52	63	64,279
6.00%, 01/01/53	130	132,029
6.00%, 04/01/53	14	14,251
6.00%, 05/01/53	92	92,721
6.00%, 08/01/53	91	91,909
6.00%, 11/01/53	338	343,079
6.00%, 04/01/54	33	33,241
6.00%, 06/01/54	62	62,344
6.00%, 08/01/54	80	81,552
6.00%, 09/01/54	168	170,294
6.00%, 12/01/54	36	36,410
6.00%, 02/15/55(f)	8,777	8,836,634
6.00%, 03/15/55(f)	1,500	1,508,024
6.50%, 10/01/53	148	153,153
6.50%, 02/01/54	85	87,527
6.50%, 06/01/54	115	117,762
6.50%, 07/01/54	184	189,307
6.50%, 08/01/54	13	13,247
6.50%, 02/15/55(f)	639	655,100
		66,798,611
U.S. Government Obligations — 29.3%
U.S. Treasury Note/Bond
0.25%, 07/31/25	260	255,334
0.38%, 09/30/27	454	410,136
0.50%, 02/28/26	278	266,981
0.50%, 04/30/27	610	561,829
0.50%, 05/31/27	823	756,402
0.50%, 08/31/27	659	599,741
0.63%, 07/31/26	885	840,084
0.75%, 05/31/26	306	292,445
0.88%, 06/30/26	956	912,719
1.00%, 07/31/28	1,172	1,048,482
1.13%, 08/31/28	343	307,387
1.13%, 05/15/40	46	28,083
1.13%, 08/15/40	46	27,845
1.25%, 03/31/28	257	234,605
1.25%, 05/31/28	489	443,729
1.25%, 09/30/28	174	156,489
1.25%, 08/15/31	1,342	1,101,436
1.25%, 05/15/50	500	237,383
1.38%, 11/15/40	46	28,869
1.38%, 08/15/50	192	93,705
1.50%, 11/30/28	1,144	1,032,013
1.50%, 02/15/30	236	205,947
1.63%, 11/30/26	828	790,837
1.63%, 05/15/31	722	612,233
1.63%, 11/15/50	187	97,568
1.88%, 02/15/41	326	219,386
1.88%, 02/15/51	156	87,076
1.88%, 11/15/51	0	166
2.00%, 11/15/26	623	599,516
2.00%, 08/15/51	8	4,577
2.25%, 08/15/27	203	193,778
2.25%, 08/15/49	272	168,636
2.38%, 05/15/27	203	195,200
2.38%, 03/31/29	601	556,841
2.38%, 02/15/42	156	111,785
2.38%, 05/15/51	24	14,850
2.50%, 02/15/45	1,003	698,073
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.63%, 04/15/25	$707	$704,647
2.63%, 07/31/29	1,016	946,071
2.75%, 08/15/32	678	604,003
2.75%, 11/15/47	505	355,884
2.88%, 06/15/25	675	671,409
2.88%, 04/30/29	514	485,469
2.88%, 05/15/32	45	40,595
2.88%, 05/15/43	373	283,118
2.88%, 05/15/49	192	136,440
3.00%, 05/15/42	53	41,690
3.00%, 05/15/47	226	167,293
3.00%, 02/15/48	503	370,142
3.00%, 02/15/49	737	537,853
3.00%, 08/15/52	202	145,222
3.13%, 08/15/44	219	170,354
3.13%, 05/15/48	192	144,285
3.25%, 06/30/29	249	237,822
3.38%, 09/15/27	1	979
3.50%, 09/30/26	272	268,446
3.63%, 03/31/28	604	593,205
3.63%, 05/31/28	1,659	1,626,373
3.63%, 08/15/43	217	184,680
3.63%, 02/15/53	369	299,842
3.63%, 05/15/53	737	599,178
3.75%, 08/31/26	324	321,424
3.75%, 12/31/28	721	706,636
3.75%, 08/31/31	3	2,883
3.75%, 11/15/43	217	187,549
3.88%, 11/30/27	914	905,253
3.88%, 11/30/29	624	611,325
3.88%, 08/15/34	3	2,846
3.88%, 08/15/40	55	49,612
3.88%, 02/15/43	277	245,011
4.00%, 12/15/25	675	673,739
4.00%, 01/15/27	473	470,617
4.00%, 12/15/27	27	26,833
4.00%, 06/30/28	0	297
4.00%, 02/28/30	0	197
4.00%, 02/15/34	139	133,549
4.00%, 11/15/52	0	261
4.13%, 10/31/27	596	594,510
4.13%, 11/15/27	197	196,431
4.13%, 03/31/31	1,241	1,221,219
4.13%, 10/31/31	10	9,816
4.13%, 08/15/44	826	749,065
4.25%, 01/31/26	345	344,960
4.25%, 11/30/26	262	262,154
4.25%, 12/31/26	141	141,094
4.25%, 03/15/27	473	472,777
4.25%, 01/15/28	168	168,039
4.25%, 01/31/30	83	82,702
4.25%, 06/30/31	8	7,921
4.25%, 11/15/34	1,439	1,405,498
4.25%, 11/15/40	196	185,072
4.25%, 08/15/54	22	20,058
4.38%, 07/31/26	30	30,067
4.38%, 11/30/28	1,536	1,539,840
4.38%, 12/31/29	90	90,162
4.38%, 05/15/40	219	209,813
4.38%, 05/15/41	130	124,477
4.50%, 11/15/25	249	249,391

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 03/31/26	$600	$601,687
4.50%, 07/15/26	220	220,859
4.50%, 05/15/27	8	8,047
4.50%, 08/15/39	68	66,755
4.50%, 11/15/54	111	105,727
4.63%, 02/28/26	29	29,108
4.63%, 03/15/26	498	500,043
4.63%, 06/30/26	33	33,180
4.63%, 06/15/27	4	4,037
4.63%, 09/30/28	446	450,983
4.63%, 09/30/30	1,594	1,612,150
4.63%, 02/15/40	55	54,237
4.63%, 11/15/44	115	111,640
4.75%, 02/15/41	169	168,456
4.75%, 11/15/43	171	169,310
4.88%, 04/30/26	535	539,054
4.88%, 05/31/26	28	28,228
4.88%, 10/31/30	1	615
5.00%, 08/31/25	2,039	2,046,391
5.00%, 09/30/25	2,031	2,040,150
		45,040,921
Total U.S. Government & Agency Obligations — 72.8% (Cost: $112,383,218)		111,839,532
	Shares
Common Stocks
Electrical Equipment — 0.0%
GE Vernova Inc.	23	8,576
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	56	9,410
Mortgage Real Estate Investment — 0.1%
Blackstone Mortgage Trust Inc., Class A	4,073	73,314
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan Inc.	270	7,420
Residential REITs — 0.0%
Invitation Homes Inc.	1,034	32,209
Total Common Stocks — 0.1% (Cost $130,001)		130,929
Investment Companies
Exchange Traded Funds — 0.6%
iShares 0-5 Year High Yield Corporate Bond ETF(g)	8,640	372,989
iShares iBoxx $ High Yield Corporate Bond ETF(d)(g)	8,010	638,557
		1,011,546
Total Investment Companies — 0.6% (Cost $1,000,584)		1,011,546
Security	Shares	Value
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(h)	250	$14,997
Total Preferred Stocks — 0.0% (Cost $12,500)		14,997
Total Long-Term Investments — 125.8% (Cost: $194,176,152)		193,402,875
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(i)(j)	4,960,135	4,961,997
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(g)(i)	100,000	100,000
Total Short-Term Securities — 3.3% (Cost: $5,061,935)		5,061,997
Options Purchased — 0.1% (Cost: $268,867)		117,185
Total Investments Before TBA Sales Commitments and Options Written — 129.2% (Cost: $199,506,954)		198,582,057
	Par (000)
TBA Sales Commitments(f)
Mortgage-Backed Securities — (13.9)%
Uniform Mortgage-Backed Securities
2.00%, 02/15/55	(1,719)	(1,337,866)
2.50%, 02/18/40	(2)	(1,820)
2.50%, 02/13/55	(962)	(783,931)
3.00%, 02/13/55	(487)	(414,114)
4.00%, 02/13/55	(23)	(21,031)
4.50%, 03/13/54	(3,700)	(3,482,961)
4.50%, 02/15/55	(9,839)	(9,232,022)
5.00%, 03/13/53	(800)	(772,914)
5.00%, 02/13/55	(2,417)	(2,326,879)
5.50%, 02/15/55	(496)	(489,826)
6.00%, 02/15/55	(2,512)	(2,529,067)
Total TBA Sales Commitments — (13.9)% (Proceeds: $(21,303,307))		(21,392,431)
Options Written — (0.0%) (Premiums Received: $(98,316))		(56,504)
Total Investments, Net of TBA Sales Commitments and Options Written — 115.3% (Cost: $178,105,331)		177,133,122
Liabilities in Excess of Other Assets — (15.3)%		(23,421,296)
Net Assets — 100.0%		$153,711,826

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	Convertible security.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,070,489	$1,890,543 (a)	$—	$1,135	$(170)	$4,961,997	4,960,135	$155,234 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	224,810	—	(124,810)(a)	—	—	100,000	100,000	2,407	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	371,623	—	—	1,366	372,989	8,640	1,778	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,183,367	(555,337)	931	9,596	638,557	8,010	6,407	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	1,436,105	(1,430,551)	(5,554)	—	—	—	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	612,527	242,429	(859,753)	26,581	(21,784)	—	—	8,687	—
				$23,093	$(10,992)	$6,073,543		$174,513	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	8	03/20/25	$872	$4,125
10-Year U.S. Ultra Long Treasury Note	2	03/20/25	223	19
U.S. Long Bond	42	03/20/25	4,789	(57,322)
Ultra U.S. Treasury Bond	16	03/20/25	1,898	7,669
2-Year U.S. Treasury Note	17	03/31/25	3,498	2,032
5-Year U.S. Treasury Note	63	03/31/25	6,712	14,558
				(28,919)
Short Contracts
30-Year Euro Buxl Bond	(3)	03/06/25	401	8,255
10-Year Canadian Bond	(5)	03/20/25	427	(9,440)
				(1,185)
				$(30,104)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,060,879	USD	172,000	Barclays Bank PLC	03/19/25	$7,850
BRL	1,775,000	USD	283,792	Citibank N.A.	03/19/25	17,122
BRL	2,338,000	USD	379,682	Goldman Sachs & Co.	03/19/25	16,676
GBP	165,000	USD	201,101	Barclays Bank PLC	03/19/25	3,453
JPY	54,980,000	USD	355,911	UBS AG	03/19/25	330
USD	162,837	EUR	156,000	BNP Paribas SA	03/19/25	674
USD	1,248,775	EUR	1,179,100	UBS AG	03/19/25	23,097
USD	177,552	GBP	143,000	Bank of America N.A.	03/19/25	272
USD	894,686	GBP	701,300	Barclays Bank PLC	03/19/25	25,268
USD	285,058	JPY	42,681,143	UBS AG	03/19/25	8,507
USD	326,855	MXN	6,712,197	Barclays Bank PLC	03/19/25	5,058
						108,307
GBP	265,000	USD	336,654	Barclays Bank PLC	03/19/25	(8,127)
MXN	1,600,000	USD	78,363	Goldman Sachs & Co.	03/19/25	(1,656)
USD	913,364	BRL	5,633,537	Barclays Bank PLC	03/19/25	(41,683)
USD	61,773	BRL	380,000	Goldman Sachs & Co.	03/19/25	(2,648)
USD	212,994	EUR	206,000	UBS AG	03/19/25	(1,144)
USD	183,480	GBP	150,000	Barclays Bank PLC	03/19/25	(2,478)
USD	74,411	JPY	11,583,358	Barclays Bank PLC	03/19/25	(643)
						(58,379)
						$49,928
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	259	04/11/25	USD	96.25	USD	62,102	$16,187
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74	USD	29,384	$17,826
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	15,542	9,429
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	7,771	4,714
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Barclays Bank PLC	05/16/25	3.74	USD	4,374	2,653
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Barclays Bank PLC	05/16/25	3.74	USD	8,500	5,157
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Bank of America N.A.	05/16/25	3.74	USD	4,000	2,427
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.38%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	351	17,099
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.38%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	351	17,099
										76,404
Put
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	01/13/27	4.34	USD	351	$12,297
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	01/13/27	4.34	USD	351	12,297
										24,594
										$100,998
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	259	04/11/25	USD	97.00	USD	62,102	$(3,238)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	03/28/25	2.76	USD	676	$(19)
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.38%	Annual	Morgan Stanley & Co. International PLC	03/28/25	2.76	USD	200	(6)
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.38%	Annual	Bank of America N.A.	03/28/25	2.76	USD	300	(8)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	05/16/25	2.94	USD	29,384	(2,015)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	05/16/25	2.94	USD	15,542	(1,066)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	05/16/25	2.94	USD	7,771	(533)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Barclays Bank PLC	05/16/25	2.94	USD	4,374	(300)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Barclays Bank PLC	05/16/25	2.94	USD	8,500	(583)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Bank of America N.A.	05/16/25	2.94	USD	4,000	(274)
10-Year Interest Rate Swap, 06/06/35	3.21%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	06/04/25	3.21	USD	746	(1,054)
										(5,858)
Put
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.38%	Annual	3.76%	Annual	Goldman Sachs International	03/28/25	3.76	USD	676	(21,219)
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.38%	Annual	3.76%	Annual	Morgan Stanley & Co. International PLC	03/28/25	3.76	USD	200	(6,278)
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.38%	Annual	3.76%	Annual	Bank of America N.A.	03/28/25	3.76	USD	300	(9,417)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.38%	Annual	4.21%	Annual	Goldman Sachs International	06/04/25	4.21	USD	746	(10,494)
										(47,408)
										$(53,266)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	6,831	$596,711	$500,138	$96,573

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.17%	At Termination	UK RPI All Items NSA	At Termination	01/15/55	GBP	143	$455	$8	$447
U.S. CPI Urban Consumers NSA	At Termination	2.48%	At Termination	02/03/55	USD	197	(519)	8	(527)
							$(64)	$16	$(80)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.38%	Annual	4.00%	Annual	4/2/25(a)	03/19/35	USD	896	$(7,559)	$15	$(7,574)
3.77%	Annual	1-Day SOFR, 4.38%	Annual	4/3/25(a)	04/03/35	USD	276	7,482	5	7,477
1-Day SOFR, 4.38%	Annual	3.77%	Annual	4/3/25(a)	04/03/35	USD	70	(1,922)	1	(1,923)
3.82%	Annual	1-Day SOFR, 4.38%	Annual	4/3/25(a)	04/03/35	USD	139	3,237	2	3,235
3.93%	Annual	1-Day SOFR, 4.38%	Annual	4/3/25(a)	04/03/35	USD	348	5,011	6	5,005
4.32%	Annual	1-Day SOFR, 4.38%	Annual	4/3/25(a)	04/03/35	USD	280	(4,857)	4	(4,861)
3.93%	Annual	1-Day SOFR, 4.38%	Annual	6/4/25(a)	06/04/35	USD	299	4,198	5	4,193
3.95%	Annual	1-Day SOFR, 4.38%	Annual	6/4/25(a)	06/04/35	USD	298	3,669	5	3,664
4.18%	Annual	1-Day SOFR, 4.38%	Annual	6/4/25(a)	06/04/35	USD	224	(1,300)	3	(1,303)
4.30%	Annual	1-Day SOFR, 4.38%	Annual	6/4/25(a)	06/04/35	USD	149	(2,370)	3	(2,373)
2.36%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	01/13/54	EUR	65	(1,656)	(72)	(1,584)
2.49%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/19/54	EUR	172	(10,855)	8	(10,863)
2.51%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/20/54	EUR	172	(11,476)	7	(11,483)
2.51%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/20/54	EUR	126	(8,609)	5	(8,614)
2.51%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	03/01/54	EUR	87	(5,951)	4	(5,955)
2.46%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	03/22/54	EUR	37	(2,121)	1	(2,122)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.54%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	04/22/54	EUR	142	$(11,179)	$(292)	$(10,887)
2.50%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	05/14/54	EUR	9	(636)	(44)	(592)
2.43%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	06/19/54	EUR	37	(2,060)	1	(2,061)
2.43%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	06/20/54	EUR	36	(2,008)	1	(2,009)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	25	1,470	1	1,469
2.25%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	07/11/54	EUR	8	(128)	33	(161)
2.28%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	07/11/54	EUR	9	(196)	(207)	11
2.54%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	07/11/54	EUR	3	(246)	(16)	(230)
2.55%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	07/11/54	EUR	12	(991)	—	(991)
2.37%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	08/28/54	EUR	140	(3,533)	451	(3,984)
2.27%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	09/09/54	EUR	78	(357)	(391)	34
2.26%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	10/22/54	EUR	10	(44)	15	(59)
2.33%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	10/24/54	EUR	16	(332)	2	(334)
2.10%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	12/23/54	EUR	70	1,957	113	1,844
2.09%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	12/24/54	EUR	135	4,021	5	4,016
2.16%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	01/04/55	EUR	130	1,682	(202)	1,884
2.33%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	01/08/55	EUR	55	(1,309)	(180)	(1,129)
								$(48,968)	$(708)	$(48,260)

(a)	Forward Swap.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	295	$(283)	$—	$(283)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	136	(131)	—	(131)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	129	(72)	—	(72)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	152	(90)	—	(90)
									$(576)	$—	$(576)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$500,850	$(1,404)	$129,852	$(81,619)	$—
OTC Swaps	—	—	—	(576)	—
Options Written	N/A	N/A	61,143	(825)	56,504

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$36,658	$—	$36,658
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$108,307	$—	$—	$108,307
Options Purchased
Investments at value — unaffiliated(b)	$—	$—	$—	$—	$117,185	$—	$117,185
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$96,573	$—	$—	$32,832	$447	$129,852
	$—	$96,573	$—	$108,307	$186,675	$447	$392,002
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$66,763	$—	$66,763
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$58,379	$—	$—	$58,379
Options written
Options written at value	$—	$—	$—	$—	$56,504	$—	$56,504
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$81,092	$527	$81,619
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$162	$—	$414	$—	$576
	$—	$—	$162	$58,379	$204,773	$527	$263,841

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(13,344)	$—	$(461,822)	$—	$(475,166)
Forward foreign currency exchange contracts	—	—	—	153,217	—	—	153,217
Options purchased(a)	—	—	(20,459)	—	118,368	—	97,909
Options written	—	—	6,375	—	(64,832)	—	(58,457)
Swaps	—	75,929	(8,089)	—	(9,104)	(526)	58,210
	$—	$75,929	$(35,517)	$153,217	$(417,390)	$(526)	$(224,287)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(171,164)	$—	$(171,164)
Forward foreign currency exchange contracts	—	—	—	29,571	—	—	29,571
Options purchased(b)	—	—	3,196	—	(159,062)	—	(155,866)
Options written	—	—	78	—	38,946	—	39,024
Swaps	—	78,792	(162)	—	(49,560)	(80)	28,990
	$—	$78,792	$3,112	$29,571	$(340,840)	$(80)	$(229,445)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,656,336
Average notional value of contracts — short	$1,158,516
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,685,637
Average amounts sold — in USD	$4,916,079
Options:
Average value of option contracts purchased	$8,274
Average value of option contracts written	$1,645
Average notional value of swaption contracts purchased	$36,852,500
Average notional value of swaption contracts written	38,773,500
Credit default swaps:
Average notional value — buy protection	$0 (a)
Average notional value — sell protection	$4,986,054
Interest rate swaps:
Average notional value — pays fixed rate	$2,634,735
Average notional value — receives fixed rate	$509,454
Inflation swaps:
Average notional value – pays fixed rate	$505,492
Average notional value – receives fixed rate	$499,769
Total return swaps:
Average notional value	$573,813

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$36,658	$66,763
Forward foreign currency exchange contracts	108,307	58,379
Options	117,185	56,504
Swaps - centrally cleared	129,852	81,619
Swaps - OTC(a)	—	576
Total derivative assets and liabilities in the Statement of Assets and Liabilities	392,002	263,841
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(182,697)	(151,620)
Total derivative assets and liabilities subject to an MNA	$209,305	$112,221

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$2,699	$(2,699)	$—	$—	$—
Barclays Bank PLC	49,439	(49,439)	—	—	—
BNP Paribas SA	674	—	—	—	674
Citibank N.A.	90,057	(1,599)	—	—	88,458
Goldman Sachs & Co.	16,676	(4,304)	—	—	12,372
Goldman Sachs International	17,826	(17,826)	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$31,934	$(1,144)	$—	$—	$30,790
	$209,305	$(77,011)	$—	$—	$132,294

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$9,699	$(2,699)	$—	$—	$7,000
Barclays Bank PLC	53,814	(49,439)	—	—	4,375
Citibank N.A.	1,599	(1,599)	—	—	—
Goldman Sachs & Co.	4,304	(4,304)	—	—	—
Goldman Sachs International	35,377	(17,826)	—	—	17,551
Morgan Stanley & Co. International PLC	6,284	—	—	—	6,284
UBS AG	1,144	(1,144)	—	—	—
	$112,221	$(77,011)	$—	$—	$35,210

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$17,880,732	$—	$17,880,732
Collateralized Mortgage Obligations	—	19,257,754	—	19,257,754
Corporate Bonds & Notes	—	37,152,732	—	37,152,732
Foreign Government Obligations	—	5,253,997	—	5,253,997
Municipal Debt Obligations	—	860,656	—	860,656
U.S. Government & Agency Obligations	—	111,839,532	—	111,839,532
Common Stocks	130,929	—	—	130,929
Investment Companies	1,011,546	—	—	1,011,546
Preferred Stocks	—	14,997	—	14,997
Short-Term Securities
Money Market Funds	5,061,997	—	—	5,061,997
Options Purchased
Interest Rate Contracts	16,187	100,998	—	117,185
Liabilities
Investments
TBA Sales Commitments	—	(21,392,431)	—	(21,392,431)
	$6,220,659	$170,968,967	$—	$177,189,626
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$96,573	$—	$96,573
Foreign Currency Exchange Contracts	—	108,307	—	108,307

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a) (continued)
Inflation Linked Contracts	$—	$447	$—	$447
Interest Rate Contracts	36,658	32,832	—	69,490
Liabilities
Equity Contracts	—	—	(162)	(162)
Foreign Currency Exchange Contracts	—	(58,379)	—	(58,379)
Inflation Linked Contracts	—	(527)	—	(527)
Interest Rate Contracts	(70,001)	(134,358)	(414)	(204,773)
	$(33,343)	$44,895	$(576)	$10,976

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$706,618,770	$55,719,050	$7,666,817,794	$55,113,325
Investments, at value—affiliated(c)	9,200,000	3,966,960	1,003,408,560	15,711,203
Cash	—	7,267	7,058,448	290,797
Cash pledged:
Collateral — OTC derivatives	—	—	7,320,000	—
Collateral — TBA commitments	—	—	650,000	—
Futures contracts	—	—	13,154,000	—
Centrally cleared swaps	—	—	6,763,000	82,000
Foreign currency, at value(d)	—	—	40,459,442	—
Receivables:
Investments sold	—	—	42,641,682	931,730
Options written	—	—	81,849	—
Securities lending income—affiliated	—	—	328,061	—
TBA sales commitments	—	—	164,692,658	—
Loans	—	—	272,244	98,096
Capital shares sold	—	10,001,031	39,272,170	—
Dividends—affiliated	34,362	177	933,259	36,700
Interest—unaffiliated	2,191,204	189,763	69,704,198	181,540
Variation margin on centrally cleared swaps	—	—	59,027	—
Swap premiums paid	—	—	36,597	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	35,176,854	—
OTC swaps	—	—	1,263,498	83,797
Unfunded floating rate loan interests	—	—	76	1,205
Total assets	718,044,336	69,884,248	9,100,093,417	72,530,393
LIABILITIES
Bank overdraft	13,178	—	—	—
Cash received:
Collateral — OTC derivatives	—	—	910,000	—
Collateral — TBA commitments	—	—	4,842,000	—
Collateral on securities loaned, at value	—	—	483,702,953	—
Options written, at value(e)	—	—	827,312	—
TBA sales commitments, at value(f)	—	—	165,875,032	—
Payables:
Investments purchased	36,352,331	9,703,571	882,830,196	6,981,449
Capital shares redeemed	2,849	—	—	—
Deferred foreign capital gain tax	—	—	15,146	—
Investment advisory fees	112,634	1,220	2,317,678	27,221
Options written	—	—	406,276	—
Variation margin on futures contracts	—	—	1,359,358	—
Variation margin on centrally cleared swaps	—	—	—	1,129
Swap premiums received	—	—	83,077	27,120
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	10,093,314	—
OTC derivatives	—	—	1,745,367	—
Unfunded floating rate loan interests	—	—	9,610	—
Total liabilities	36,480,992	9,704,791	1,555,017,319	7,036,919
Commitments and contingent liabilities
NET ASSETS	$681,563,344	$60,179,457	$7,545,076,098	$65,493,474
NET ASSETS CONSIST OF
Paid-in capital	$676,823,941	$60,176,031	$7,557,301,204	$64,936,313
Accumulated earnings (loss)	4,739,403	3,426	(12,225,106)	557,161
NET ASSETS	$681,563,344	$60,179,457	$7,545,076,098	$65,493,474

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025
	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
NET ASSET VALUE
Shares outstanding	13,100,000	1,200,000	144,100,000	1,250,000
Net asset value	$52.03	$50.15	$52.36	$52.39
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$705,475,292	$55,734,958	$7,723,683,256	$55,034,111
(b) Securities loaned, at value	$—	$—	$468,757,495	$—
(c) Investments, at cost—affiliated	$9,200,000	$3,965,520	$998,839,475	$15,613,976
(d) Foreign currency, at cost	$—	$—	$40,218,519	$—
(e) Premiums received	$—	$—	$1,021,250	$—
(f) Proceeds from TBA sales commitments	$—	$—	$164,692,658	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2025

	iShares High Yield Muni Income Active ETF	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Total Return Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$252,056,673	$45,047,197	$54,817,203	$192,508,514
Investments, at value—affiliated(c)	34,583,912	974,481	23,939	6,073,543
Cash	635	54	17	130,476
Cash pledged:
Futures contracts	—	—	—	429,000
Centrally cleared swaps	—	—	—	794,978
Foreign currency, at value(d)	—	—	—	59,821
Receivables:
Investments sold	213,874	—	495,007	891,016
Securities lending income—affiliated	—	—	—	978
TBA sales commitments	—	—	—	21,303,307
Dividends—affiliated	38,433	2,745	19,035	35,756
Interest—unaffiliated	2,381,116	485,556	499,143	1,275,956
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	108,307
Total assets	289,274,643	46,510,033	55,854,344	223,611,652
LIABILITIES
Collateral on securities loaned, at value	—	—	—	1,236,466
Options written, at value(e)	—	—	—	56,504
TBA sales commitments, at value(f)	—	—	—	21,392,431
Payables:
Investments purchased	2,490,000	1,468,230	524,440	47,026,444
Investment advisory fees	74,673	10,595	8,328	46,816
Options written	—	—	—	5,626
Variation margin on futures contracts	—	—	—	50,700
Variation margin on centrally cleared swaps	—	—	—	25,884
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	—	58,379
OTC derivatives	—	—	—	576
Total liabilities	2,564,673	1,478,825	532,768	69,899,826
Commitments and contingent liabilities
NET ASSETS	$286,709,970	$45,031,208	$55,321,576	$153,711,826
NET ASSETS CONSIST OF
Paid-in capital	$286,874,868	$45,894,150	$55,129,072	$155,565,264
Accumulated earnings (loss)	(164,898)	(862,942)	192,504	(1,853,438)
NET ASSETS	$286,709,970	$45,031,208	$55,321,576	$153,711,826
NET ASSET VALUE
Shares outstanding	12,600,000	1,900,000	1,100,000	3,100,000
Net asset value	$22.75	$23.70	$50.29	$49.58
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$250,368,104	$44,939,264	$54,742,123	$193,444,435
(b) Securities loaned, at value	$—	$—	$—	$1,196,785
(c) Investments, at cost—affiliated	$34,583,823	$974,481	$23,939	$6,062,519
(d) Foreign currency, at cost	$—	$—	$—	$60,034
(e) Premiums received	$—	$—	$—	$98,316
(f) Proceeds from TBA sales commitments	$—	$—	$—	$21,303,307
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF(a)	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$808,220	$—
Dividends—affiliated	304,470	177	15,543,391	282,767
Interest—unaffiliated	17,154,236	18,936	158,537,191	1,874,415
Securities lending income—affiliated—net	—	—	1,328,927	—
Other income—unaffiliated	—	—	1,115,501	24,291
Foreign taxes withheld	—	—	(174,410)	—
Total investment income	17,458,706	19,113	177,158,820	2,181,473
EXPENSES
Investment advisory	549,760	1,233	14,643,719	166,395
Commitment costs	958	—	9,630	—
Total expenses	550,718	1,233	14,653,349	166,395
Less:
Investment advisory fees waived	(5,812)	(14)	(3,549,647)	(21,762)
Total expenses after fees waived	544,906	1,219	11,103,702	144,633
Net investment income	16,913,800	17,894	166,055,118	2,036,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	302,333	—	(31,174,419)	(71,101)
Investments—affiliated	—	—	570,747	(482)
Forward foreign currency exchange contracts	—	—	79,869,812	—
Foreign currency transactions	—	—	(877,417)	—
Futures contracts	—	—	(22,968,263)	—
Options written	—	—	1,225,772	—
Swaps	—	—	(4,643,182)	12,304
	302,333	—	22,003,050	(59,279)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	714,137	(15,908)	(75,320,873)	23,004
Investments—affiliated	—	1,440	2,045,035	32,249
Forward foreign currency exchange contracts	—	—	29,215,816	—
Foreign currency translations	—	—	1,903,322	—
Futures contracts	—	—	3,152,328	—
Options written	—	—	193,938	—
Swaps	—	—	1,024,378	76,119
Unfunded floating rate loan interests	—	—	(9,534)	1,171
	714,137	(14,468)	(37,795,590)	132,543
Net realized and unrealized gain (loss)	1,016,470	(14,468)	(15,792,540)	73,264
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,930,270	$3,426	$150,262,578	$2,110,104
(a) For the period from January 29, 2025 (commencement of operations) to January 31, 2025.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2025

	iShares High Yield Muni Income Active ETF	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Total Return Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$2,747
Dividends—affiliated	279,077	20,962	1,141	170,827
Interest—unaffiliated	5,080,242	605,649	639,103	2,891,285
Securities lending income—affiliated—net	—	—	—	3,686
Total investment income	5,359,319	626,611	640,244	3,068,545
EXPENSES
Investment advisory	501,356	65,265	48,894	237,177
Commitment costs	380	56	69	211
Interest expense	—	—	—	140
Total expenses	501,736	65,321	48,963	237,528
Less:
Investment advisory fees waived	(131,778)	(17,806)	(9,859)	(16,347)
Total expenses after fees waived	369,958	47,515	39,104	221,181
Net investment income	4,989,361	579,096	601,140	2,847,364
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	171,091	(115,879)	265	(698,991)
Investments—affiliated	—	4	—	23,093
Forward foreign currency exchange contracts	—	—	—	153,217
Foreign currency transactions	—	—	—	(26,804)
Futures contracts	—	—	—	(475,166)
Options written	—	—	—	(58,457)
Swaps	—	—	—	58,210
	171,091	(115,875)	265	(1,024,898)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,585,879)	(30,434)	734	(1,838,639)
Investments—affiliated	—	(5)	—	(10,992)
Forward foreign currency exchange contracts	—	—	—	29,571
Foreign currency translations	—	—	—	2,329
Futures contracts	—	—	—	(171,164)
Options written	—	—	—	39,024
Swaps	—	—	—	28,990
	(1,585,879)	(30,439)	734	(1,920,881)
Net realized and unrealized gain (loss)	(1,414,788)	(146,314)	999	(2,945,779)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,574,573	$432,782	$602,139	$(98,415)
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares AAA CLO Active ETF		iShares BBB-B CLO Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 01/29/25(a) to 01/31/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,913,800	$8,920,847	$17,894
Net realized gain	302,333	210,687	—
Net change in unrealized appreciation (depreciation)	714,137	199,674	(14,468)
Net increase in net assets resulting from operations	17,930,270	9,331,208	3,426
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(15,813,252)(c)	(7,150,232)	0 (c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	279,875,269	356,622,248	60,176,031
NET ASSETS
Total increase in net assets	281,992,287	358,803,224	60,179,457
Beginning of period	399,571,057	40,767,833	—
End of period	$681,563,344	$399,571,057	$60,179,457

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Flexible Income Active ETF		iShares Floating Rate Loan Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$166,055,118	$87,005,983	$2,036,840	$2,598,128
Net realized gain (loss)	22,003,050	11,560,806	(59,279)	168,941
Net change in unrealized appreciation (depreciation)	(37,795,590)	18,446,183	132,543	(158,602)
Net increase in net assets resulting from operations	150,262,578	117,012,972	2,110,104	2,608,467
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(209,327,855)(b)	(71,303,850)	(2,171,921)(b)	(2,451,492)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,981,129,031	3,447,729,076	15,743,993	28,851,284
NET ASSETS
Total increase in net assets	3,922,063,754	3,493,438,198	15,682,176	29,008,259
Beginning of period	3,623,012,344	129,574,146	49,811,298	20,803,039
End of period	$7,545,076,098	$3,623,012,344	$65,493,474	$49,811,298

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares High Yield Muni Income Active ETF		iShares Intermediate Muni Income Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,989,361	$3,712,272	$579,096	$803,987
Net realized gain (loss)	171,091	(1,249,242)	(115,875)	(225,593)
Net change in unrealized appreciation (depreciation)	(1,585,879)	5,183,350	(30,439)	335,045
Net increase in net assets resulting from operations	3,574,573	7,646,380	432,782	913,439
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,474,088)(b)	(3,426,346)	(512,280)(b)	(814,142)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	139,732,793	83,070,209	23,785,371	(4,689,295)
NET ASSETS
Total increase (decrease) in net assets	138,833,278	87,290,243	23,705,873	(4,589,998)
Beginning of period	147,876,692	60,586,449	21,325,335	25,915,333
End of period	$286,709,970	$147,876,692	$45,031,208	$21,325,335

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Short-Term California Muni Active ETF		iShares Total Return Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Period From 12/12/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$601,140	$691,042	$2,847,364	$2,536,590
Net realized gain (loss)	265	(230)	(1,024,898)	211,641
Net change in unrealized appreciation (depreciation)	734	78,283	(1,920,881)	1,014,827
Net increase (decrease) in net assets resulting from operations	602,139	769,095	(98,415)	3,763,058
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(563,743)(c)	(626,082)	(3,380,544)(c)	(2,137,537)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,615,615	15,004,707	65,281,170	90,284,094
NET ASSETS
Total increase in net assets	22,654,011	15,147,720	61,802,211	91,909,615
Beginning of period	32,667,565	17,519,845	91,909,615	—
End of period	$55,321,576	$32,667,565	$153,711,826	$91,909,615

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares AAA CLO Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23
Net asset value, beginning of period	$51.89	$50.96	$50.01
Net investment income(b)	1.61	3.49	1.73
Net realized and unrealized gain(c)	0.11	0.60	0.60
Net increase from investment operations	1.72	4.09	2.33
Distributions
From net investment income(d)	(1.56)(e)	(3.16)	(1.38)
From net realized gain	(0.02)	—	—
Total distributions	(1.58)	(3.16)	(1.38)
Net asset value, end of period	$52.03	$51.89	$50.96
Total Return(f)
Based on net asset value	3.37%(g)	8.29%	4.73%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%(i)
Net investment income	6.15%(i)	6.77%	6.20%(i)
Supplemental Data
Net assets, end of period (000)	$681,563	$399,571	$40,768
Portfolio turnover rate(j)	34%	33%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares BBB-B CLO Active ETF
Period From 01/29/25(a) to 01/31/25 (unaudited)
Net asset value, beginning of period	$50.00
Net investment income(b)	0.02
Net realized and unrealized gain(c)	0.13
Net increase from investment operations	0.15
Distributions from net investment income(d)	(0.00)(e)
Net asset value, end of period	$50.15
Total Return(f)
Based on net asset value	0.30%(g)
Ratios to Average Net Assets(h)
Total expenses	0.45%(i)
Total expenses after fees waived	0.45%(i)
Net investment income	6.53%(i)
Supplemental Data
Net assets, end of period (000)	$60,179
Portfolio turnover rate(j)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Flexible Income Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$52.70	$50.81	$50.00
Net investment income(b)	1.50	3.03	0.54
Net realized and unrealized gain(c)	0.10	1.49	0.52
Net increase from investment operations	1.60	4.52	1.06
Distributions from net investment income(d)	(1.94)(e)	(2.63)	(0.25)
Net asset value, end of period	$52.36	$52.70	$50.81
Total Return(f)
Based on net asset value	3.10%(g)	9.17%	2.14%(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.50%(i)
Total expenses after fees waived	0.38%(i)	0.38%	0.37%(i)
Net investment income	5.67%(i)	5.82%	5.39%(i)
Supplemental Data
Net assets, end of period (000)	$7,545,076	$3,623,012	$129,574
Portfolio turnover rate(j)	115%	200%	54%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Loan Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23
Net asset value, beginning of period	$52.43	$52.01	$50.37
Net investment income(b)	1.94	4.46	3.47
Net realized and unrealized gain(c)	0.13	0.41	1.25
Net increase from investment operations	2.07	4.87	4.72
Distributions
From net investment income(d)	(1.95)(e)	(4.45)	(3.08)
From net realized gain	(0.16)	—	—
Total distributions	(2.11)	(4.45)	(3.08)
Net asset value, end of period	$52.39	$52.43	$52.01
Total Return(f)
Based on net asset value	4.04%(g)	9.82%	9.62%(g)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)	0.61%	0.60%(i)
Total expenses after fees waived	0.52%(i)	0.53%	0.53%(i)
Net investment income	7.34%(i)	8.56%	8.25%(i)
Supplemental Data
Net assets, end of period (000)	$65,493	$49,811	$20,803
Portfolio turnover rate(j)	13%	33%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Muni Income Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$22.75	$21.64	$22.74	$26.80	$25.00
Net investment income(b)	0.51	1.01	0.94	0.79	0.23
Net realized and unrealized gain (loss)(c)	(0.02)	1.10	(1.13)	(3.81)	1.70
Net increase (decrease) from investment operations	0.49	2.11	(0.19)	(3.02)	1.93
Distributions(d)
From net investment income	(0.49)(e)	(1.00)	(0.91)	(0.81)	(0.13)
From net realized gain	—	—	—	(0.23)	—
Total distributions	(0.49)	(1.00)	(0.91)	(1.04)	(0.13)
Net asset value, end of period	$22.75	$22.75	$21.64	$22.74	$26.80
Total Return(f)
Based on net asset value	2.18%(g)	10.10%	(0.71)%	(11.55)%	7.75%(g)
Ratios to Average Net Assets(h)
Total expenses	0.45%(i)	0.46%	0.45%	0.45%	0.45%(i)
Total expenses after fees waived	0.33%(i)	0.34%	0.33%	0.34%	0.32%(i)
Net investment income	4.48%(i)	4.63%	4.39%	3.23%	2.31%(i)
Supplemental Data
Net assets, end of period (000)	$286,710	$147,877	$60,586	$27,291	$26,803
Portfolio turnover rate(j)	4%	46%	30%	38%	20%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Muni Income Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$23.69	$23.56	$24.02	$25.74	$25.00
Net investment income(b)	0.42	0.84	0.67	0.34	0.09
Net realized and unrealized gain (loss)(c)	(0.01)	0.13	(0.45)	(1.67)	0.71
Net increase (decrease) from investment operations	0.41	0.97	0.22	(1.33)	0.80
Distributions(d)
From net investment income	(0.40)(e)	(0.84)	(0.68)	(0.32)	(0.06)
From net realized gain	—	—	—	(0.07)	—
Total distributions	(0.40)	(0.84)	(0.68)	(0.39)	(0.06)
Net asset value, end of period	$23.70	$23.69	$23.56	$24.02	$25.74
Total Return(f)
Based on net asset value	1.74%(g)	4.23%	0.97%	(5.21)%	3.22%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.41%	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.29%(i)	0.31%	0.29%	0.30%	0.29%(i)
Net investment income	3.55%(i)	3.59%	2.88%	1.36%	0.99%(i)
Supplemental Data
Net assets, end of period (000)	$45,031	$21,325	$25,915	$33,628	$25,735
Portfolio turnover rate(j)	25%	58%	72%	30%	25%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short-Term California Muni Active ETF
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
Net asset value, beginning of period	$50.26	$50.06	$50.00
Net investment income(b)	0.78	1.60	0.04
Net realized and unrealized gain(c)	0.03	0.09	0.02
Net increase from investment operations	0.81	1.69	0.06
Distributions from net investment income(d)	(0.78)(e)	(1.49)	—
Net asset value, end of period	$50.29	$50.26	$50.06
Total Return(f)
Based on net asset value	1.63%(g)	3.43%	0.11%(g)
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.26%	0.25%(i)
Total expenses after fees waived	0.20%(i)	0.21%	0.19%(i)
Net investment income	3.07%(i)	3.19%	1.60%(i)
Supplemental Data
Net assets, end of period (000)	$55,322	$32,668	$17,520
Portfolio turnover rate(j)	74%	175%	68%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Total Return Active ETF
	Six Months Ended 01/31/25 (unaudited)	Period From 12/12/23(a) to 07/31/24
Net asset value, beginning of period	$51.06	$50.00
Net investment income(b)	1.22	1.56
Net realized and unrealized gain (loss)(c)	(1.16)	0.82
Net increase from investment operations	0.06	2.38
Distributions(d)
From net investment income(d)	(1.27)(e)	(1.32)
From net realized gain	(0.27)	—
Total distributions	(1.54)	(1.32)
Net asset value, end of period	$49.58	$51.06
Total Return(f)
Based on net asset value	0.11%(g)	4.84%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%(i)
Total expenses after fees waived	0.37%(i)	0.37%(i)
Net investment income	4.80%(i)	4.90%(i)
Supplemental Data
Net assets, end of period (000)	$153,712	$91,910
Portfolio turnover rate(j)(k)	315%	379%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 0%.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares AAA CLO Active ETF(a)	AAA CLO Active	Non-diversified
iShares BBB-B CLO Active ETF(b)	BBB-B CLO Active	Non-diversified
iShares Flexible Income Active ETF(c)	Flexible Income Active	Non-diversified
iShares Floating Rate Loan Active ETF(d)	Floating Rate Loan Active	Non-diversified
iShares High Yield Muni Income Active ETF(e)	High Yield Muni Income Active	Non-diversified
iShares Intermediate Muni Income Active ETF(f)	Intermediate Muni Income Active	Non-diversified
iShares Short-Term California Muni Active ETF(g)	Short-Term California Muni Active	Non-diversified
iShares Total Return Active ETF(h)	Total Return Active	Diversified

(a)	Formerly known as the BlackRock AAA CLO ETF.
(b)	The Fund commenced operations on January 29, 2025.
(c)	Formerly known as the BlackRock Flexible Income ETF.
(d)	Formerly known as the BlackRock Floating Rate Loan ETF.
(e)	Formerly known as the BlackRock High Yield Muni Income Bond ETF.
(f)	Formerly known as the BlackRock Intermediate Muni Income Bond ETF.
(g)	Formerly known as the BlackRock Short-Term California Muni Bond ETF.
(h)	Formerly known as the BlackRock Total Return ETF.
On September 13, 2024, the Board approved a proposal to change the name of iShares High Yield Muni Income Active ETF to iShares Short Duration High Yield Muni Active ETF. In connection with the Fund’s name change, the Fund will make certain changes to its investment strategies. These changes are expected to become effective on or about June 30, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.  Such agreements may obligate a fund to make future cash payments.  As of January 31, 2025,  Flexible Income Active had an outstanding commitment of GBP 175,000. This commitment is not included in the net assets of Flexible Income Active as of January 31, 2025.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Flexible Income Active
Barclays Bank PLC	$82,399,308	$(82,399,308)	$—	$—
Barclays Capital Inc.	22,873,513	(22,873,513)	—	—
BMO Capital Markets Corp.	7,631,325	(7,631,325)	—	—
BNP Paribas Prime Brokerage International Ltd.	30,589,894	(30,589,894)	—	—
BofA Securities, Inc.	57,487,723	(57,487,723)	—	—
Citigroup Global Markets, Inc.	10,614,479	(10,614,479)	—	—
Goldman Sachs & Co. LLC.	24,221,417	(24,221,417)	—	—
J.P. Morgan Securities LLC	117,842,704	(117,842,704)	—	—
Jefferies LLC	4,853,710	(4,853,710)	—	—
Morgan Stanley	4,513,448	(4,513,448)	—	—
National Financial Services LLC	6,250,048	(6,250,048)	—	—
RBC Capital Markets LLC	35,515,266	(35,515,266)	—	—
Scotia Capital (USA), Inc.	11,982,069	(11,982,069)	—	—
Toronto-Dominion Bank	10,798,408	(10,798,408)	—	—
UBS AG	12,993,562	(12,993,562)	—	—
UBS Securities LLC	13,501,527	(13,501,527)	—	—
Wells Fargo Bank N.A.	4,452,377	(4,452,377)	—	—
Wells Fargo Securities LLC	10,236,717	(10,236,717)	—	—
	$468,757,495	$(468,757,495)	$—	$—
Total Return Active
Barclays Bank PLC	$131,624	$(131,624)	$—	$—
Citigroup Global Markets, Inc.	39,150	(39,150)	—	—
J.P. Morgan Securities LLC	584,227	(584,227)	—	—
RBC Capital Markets LLC	66,863	(66,863)	—	—
UBS Securities LLC	97,976	(97,976)	—	—
Wells Fargo Securities LLC	276,945	(276,945)	—	—
	$1,196,785	$(1,196,785)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Flexible Income Active	Air Commission Corp. LLC	$545,492	$546,780	$546,856	$76
	Platea BC Bidco AB	267,974	289,113	279,503	(9,610)
					$(9,534)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan Active	Air Commission Corp. LLC	$5,920	$5,931	$5,935	$4
	Grant Thornton Advisors LLC	1,270	1,270	1,274	4
	H Food Holdings LLC	993	25	969	944
	Raven Acquisition Holdings LLC	3,951	3,947	3,963	16
	Springs Windows Fashions LLC	21,897	21,897	22,134	237
					$1,205
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
• Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund's holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Interest rate — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
• Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps are entered into by the iShares Flexible Income Active ETF and iShares Total Return Active ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
AAA CLO Active	0.20%
BBB-B CLO Active	0.45
Flexible Income Active	0.50
Floating Rate Loan Active	0.60
High Yield Muni Income Active	0.45
Intermediate Muni Income Active	0.40
Short-Term California Muni Active	0.25
For its investment advisory services to the iShares Total Return Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
Over $1 billion, up to and including $3 billion	0.38
Over $3 billion, up to and including $5 billion	0.36
Over $5 billion, up to and including $10 billion	0.35
Over $10 billion	0.34
Expense Waivers: For the iShares Flexible Income Active ETF, iShares High Yield Muni Income Active ETF and iShares Intermediate Muni Income Active ETF, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2026.  For the iShares Floating Rate Loan Active ETF and iShares Short-Term California Muni Active ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2026. For the iShares Total Return Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2026. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Flexible Income Active	$2,928,744
Floating Rate Loan Active	13,866
High Yield Muni Income Active	111,412
Intermediate Muni Income Active	16,316
Short-Term California Muni Active	9,779
Total Return Active	11,859
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
AAA CLO Active	$5,812
BBB-B CLO Active	14
Flexible Income Active	620,903
Floating Rate Loan Active	7,896
High Yield Muni Income Active	20,366
Intermediate Muni Income Active	1,490
Short-Term California Muni Active	80
Total Return Active	4,488
Sub-Adviser:  BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to BlackRock Flexible Income ETF and BlackRock Total Return ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Flexible Income Active	$350,072
Total Return Active	949
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term California Muni Active	$800,974	$—	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
AAA CLO Active	$—	$—	$491,446,831	$186,957,194
BBB-B CLO Active	—	—	58,230,605	—
Flexible Income Active	4,929,291,138	4,638,019,151	5,953,139,599	2,210,429,675
Floating Rate Loan Active	—	—	18,585,623	6,400,685
High Yield Muni Income Active	—	—	112,507,550	8,979,838
Intermediate Muni Income Active	—	—	30,373,721	7,429,024
Short-Term California Muni Active	—	—	26,298,315	17,310,000
Total Return Active	425,722,057	381,150,361	70,462,551	34,293,978
There were no in-kind transactions for the six months ended January 31, 2025.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Flexible Income Active	$(690,833)
High Yield Muni Income Active	(3,044,082)
Intermediate Muni Income Active	(983,166)
Short-Term California Muni Active	(585)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO Active	$714,675,341	$1,505,065	$(361,636)	$1,143,429
BBB-B CLO Active	59,700,478	26,763	(41,231)	(14,468)
Flexible Income Active	8,725,299,799	92,071,755	(115,313,474)	(23,241,719)
Floating Rate Loan Active	70,654,746	973,435	(714,814)	258,621
High Yield Muni Income Active	284,949,711	4,121,619	(2,430,745)	1,690,874
Intermediate Muni Income Active	45,921,886	364,581	(264,789)	99,792
Short-Term California Muni Active	54,766,417	114,412	(39,687)	74,725
Total Return Active	199,590,722	173,929,164	(174,917,661)	(988,497)
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. With respect to Floating Rate Loan, of the aggregate $2.40 billion commitment amount, $650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but Floating Rate Loan can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum . The agreement expires in April 2025 unless extended or renewed.  Floating Rate Loan paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which certain Funds  invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While certain Funds invest principally in CLO tranches that are rated BBB-B, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent certain Funds invest in CLO tranches rated below BBB-B, the risks of investing in CLOs will be greater.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. As a result, proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet certain Funds’ redemption obligations. During periods of limited liquidity and higher price volatility, certain Funds’ ability to acquire or dispose of CLO securities at a price and time such Funds deem advantageous may be impaired.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
AAA CLO Active
Shares sold	5,900,000	$305,847,578	6,900,000	$356,622,248
Shares redeemed	(500,000)	(25,972,309)	—	—
	5,400,000	$279,875,269	6,900,000	$356,622,248

	Period Ended 01/31/25
Fund Name	Shares	Amount
BBB-B CLO Active(a)
Shares sold	1,200,000	$60,176,031

(a)	The Fund commenced operations on January 29, 2025.

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Flexible Income Active
Shares sold	75,350,000	$3,981,129,031	66,200,000	$3,447,729,076
Floating Rate Loan Active
Shares sold	300,000	$15,743,993	550,000	$28,851,284
High Yield Muni Income Active
Shares sold	6,100,000	$139,732,793	5,000,000	$110,419,636
Shares redeemed	—	—	(1,300,000)	(27,349,427)
	6,100,000	$139,732,793	3,700,000	$83,070,209
Intermediate Muni Income Active
Shares sold	1,100,000	$26,157,027	300,000	$7,076,535
Shares redeemed	(100,000)	(2,371,656)	(500,000)	(11,765,830)
	1,000,000	$23,785,371	(200,000)	$(4,689,295)
Short-Term California Muni Active
Shares sold	450,000	$22,615,615	300,000	$15,004,707
Total Return Active
Shares sold	1,300,000	$65,281,170	1,800,000	$90,284,094
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, each Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of January 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
iShares ETF	Shares
BBB-B CLO Active ETF	1,000,000
Total Return Active ETF	1,000,000
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective February 10, 2025, the ticker for iShares High Yield Muni Income Active ETF was changed from HYMU to SHYM.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC(a) New York, NY 10001
BlackRock Investments, LLC(b) Princeton, NJ 08540
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Legal Counsel
BlackRock (Singapore) Limited 079912 Singapore	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
(a) For BCLO, BINC, CALI and BRTR.
(b) For CLOA, BRLN, HYMU and INMU.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on November 22, 2024 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares BBB-B CLO Active ETF (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Investment Advisory Agreement relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group (“RQA”). The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v)
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Investment Advisory Agreement and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Broadridge peer group.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
In connection with its consideration of the Investment Advisory Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income which included information on brokerage commissions and trade execution practices.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
Conclusion
The Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Investment Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Investment Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
MXIBTIIE	Mexico Interbank TIIE 28 Day
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TA	Tax Allocation
TBA	To-Be-Announced

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 24, 2025